UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

Balanced Fund

Class R5: AADBX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$94	0.84%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 24.37% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$250,000	$250,000	$250,000	$250,000	$250,000
11/2014	$253,871	$256,724	$251,773	$253,781	$255,119
12/2014	$253,678	$256,077	$252,009	$254,810	$256,684
01/2015	$250,246	$248,389	$257,293	$250,836	$246,423
02/2015	$258,983	$262,665	$254,874	$257,175	$258,348
03/2015	$256,955	$258,511	$256,058	$255,552	$254,831
04/2015	$259,847	$260,991	$255,139	$256,619	$257,213
05/2015	$260,631	$264,347	$254,525	$258,222	$260,304
06/2015	$255,146	$259,230	$251,749	$254,002	$255,107
07/2015	$256,181	$264,661	$253,499	$255,377	$256,225
08/2015	$245,316	$248,693	$253,135	$246,104	$240,965
09/2015	$238,703	$242,539	$254,847	$242,312	$233,691
10/2015	$249,830	$262,999	$254,890	$253,298	$251,323
11/2015	$250,147	$263,781	$254,216	$253,612	$252,285
12/2015	$243,245	$259,620	$253,395	$250,012	$246,860
01/2016	$235,414	$246,737	$256,882	$243,637	$234,104
02/2016	$234,248	$246,404	$258,704	$244,291	$234,045
03/2016	$245,910	$263,120	$261,078	$255,746	$250,904
04/2016	$250,706	$264,140	$262,080	$259,362	$256,175
05/2016	$250,874	$268,883	$262,147	$261,806	$260,154
06/2016	$249,534	$269,580	$266,857	$265,046	$262,403
07/2016	$256,935	$279,519	$268,545	$270,334	$270,022
08/2016	$260,471	$279,912	$268,237	$271,461	$272,104
09/2016	$260,471	$279,964	$268,080	$271,058	$271,537
10/2016	$258,062	$274,857	$266,030	$267,711	$267,335
11/2016	$270,238	$285,037	$259,737	$274,353	$282,603
12/2016	$273,750	$290,671	$260,103	$278,621	$289,666
01/2017	$275,280	$296,184	$260,614	$280,031	$291,730
02/2017	$281,227	$307,944	$262,365	$286,821	$302,213
03/2017	$280,887	$308,303	$262,228	$285,008	$299,134
04/2017	$282,032	$311,470	$264,251	$285,567	$298,573
05/2017	$282,716	$315,853	$266,285	$286,278	$298,280
06/2017	$287,169	$317,824	$266,017	$288,971	$303,156
07/2017	$289,243	$324,360	$267,162	$291,773	$307,185
08/2017	$287,522	$325,353	$269,559	$290,780	$303,607
09/2017	$296,126	$332,064	$268,275	$295,394	$312,599
10/2017	$298,883	$339,813	$268,430	$296,749	$314,869
11/2017	$302,684	$350,235	$268,086	$302,049	$324,511
12/2017	$307,949	$354,129	$269,316	$305,249	$329,248
01/2018	$318,403	$374,404	$266,214	$310,923	$341,977
02/2018	$305,381	$360,605	$263,691	$300,836	$325,647
03/2018	$301,713	$351,441	$265,382	$298,433	$319,919
04/2018	$304,226	$352,789	$263,408	$298,136	$320,975
05/2018	$306,437	$361,285	$265,288	$300,049	$322,880
06/2018	$307,358	$363,509	$264,962	$300,347	$323,680
07/2018	$316,675	$377,036	$265,025	$307,508	$336,491
08/2018	$318,342	$389,322	$266,730	$311,027	$341,464
09/2018	$318,342	$391,538	$265,012	$310,596	$342,142
10/2018	$301,406	$364,776	$262,918	$299,964	$324,425
11/2018	$303,267	$372,210	$264,488	$306,054	$334,111
12/2018	$283,226	$338,603	$269,347	$290,670	$302,028
01/2019	$304,533	$365,737	$272,207	$305,479	$325,536
02/2019	$310,362	$377,480	$272,049	$311,264	$335,937
03/2019	$312,171	$384,815	$277,273	$314,842	$338,073
04/2019	$321,575	$400,396	$277,344	$321,575	$350,065
05/2019	$307,831	$374,952	$282,267	$311,453	$327,557
06/2019	$324,405	$401,377	$285,812	$326,432	$351,070
07/2019	$326,188	$407,146	$286,441	$328,343	$353,980
08/2019	$322,936	$400,696	$293,863	$325,953	$343,572
09/2019	$329,440	$408,193	$292,298	$332,236	$355,829
10/2019	$334,221	$417,035	$293,178	$335,423	$360,803
11/2019	$340,963	$432,173	$293,029	$341,576	$371,958
12/2019	$347,106	$445,216	$292,825	$347,119	$382,190
01/2020	$340,085	$445,042	$298,460	$345,310	$373,968
02/2020	$321,435	$408,406	$303,832	$327,731	$337,751
03/2020	$279,089	$357,963	$302,044	$293,355	$280,031
04/2020	$300,616	$403,852	$307,413	$315,229	$311,512
05/2020	$309,665	$423,086	$308,844	$322,297	$322,187
06/2020	$312,755	$431,500	$310,790	$321,826	$320,049
07/2020	$320,410	$455,830	$315,432	$331,382	$332,702
08/2020	$327,275	$488,596	$312,886	$338,534	$346,459
09/2020	$319,967	$470,031	$312,714	$333,471	$337,949
10/2020	$320,381	$457,531	$311,318	$330,245	$333,507
11/2020	$357,219	$507,614	$314,373	$358,195	$378,368
12/2020	$369,224	$527,131	$314,806	$366,632	$392,875
01/2021	$366,979	$521,809	$312,549	$363,566	$389,277
02/2021	$386,937	$536,198	$308,035	$374,649	$412,802
03/2021	$400,658	$559,681	$304,189	$386,005	$437,093
04/2021	$412,834	$589,551	$306,592	$396,487	$454,573
05/2021	$420,846	$593,668	$307,594	$402,559	$465,185
06/2021	$418,092	$607,527	$309,755	$400,924	$459,857
07/2021	$417,097	$621,959	$313,218	$404,640	$463,533
08/2021	$421,115	$640,870	$312,622	$409,146	$472,725
09/2021	$413,079	$611,063	$309,915	$399,185	$456,271
10/2021	$428,673	$653,876	$309,830	$411,302	$479,439
11/2021	$416,266	$649,345	$310,747	$403,092	$462,544
12/2021	$430,792	$678,446	$309,951	$417,938	$491,724
01/2022	$428,607	$643,338	$303,274	$408,495	$480,270
02/2022	$424,236	$624,076	$299,890	$403,828	$474,696
03/2022	$423,690	$647,248	$291,559	$406,180	$488,097
04/2022	$399,821	$590,806	$280,495	$386,268	$460,566
05/2022	$412,700	$591,890	$282,303	$391,770	$469,519
06/2022	$383,652	$543,033	$277,875	$368,774	$428,496
07/2022	$404,279	$593,104	$284,664	$387,051	$456,911
08/2022	$394,096	$568,916	$276,621	$375,756	$443,297
09/2022	$362,447	$516,519	$264,669	$349,493	$404,426
10/2022	$389,254	$558,337	$261,241	$369,182	$445,892
11/2022	$409,174	$589,540	$270,848	$388,456	$473,756
12/2022	$398,463	$555,574	$269,626	$378,359	$454,658
01/2023	$420,835	$590,482	$277,921	$394,779	$478,219
02/2023	$407,533	$576,075	$270,735	$382,345	$461,357
03/2023	$404,510	$597,225	$277,613	$385,173	$459,233
04/2023	$409,112	$606,547	$279,295	$389,589	$466,152
05/2023	$398,786	$609,184	$276,254	$378,877	$448,173
06/2023	$416,705	$649,436	$275,269	$393,437	$477,944
07/2023	$431,063	$670,299	$275,077	$401,628	$494,751
08/2023	$423,430	$659,627	$273,320	$394,097	$481,395
09/2023	$410,303	$628,177	$266,374	$380,966	$462,818
10/2023	$400,141	$614,969	$262,171	$370,496	$446,489
11/2023	$425,303	$671,131	$274,043	$393,980	$480,176
12/2023	$447,630	$701,621	$284,534	$413,107	$506,774
01/2024	$449,178	$713,411	$283,752	$412,910	$507,299
02/2024	$455,370	$751,504	$279,743	$419,715	$526,013
03/2024	$474,253	$775,683	$282,326	$433,856	$552,311
04/2024	$457,167	$744,001	$275,195	$418,353	$528,719
05/2024	$470,540	$780,892	$279,861	$429,147	$545,479
06/2024	$470,540	$808,912	$282,510	$428,350	$540,348
07/2024	$486,820	$818,758	$289,109	$445,491	$567,972
08/2024	$495,575	$838,619	$293,263	$455,222	$583,208
09/2024	$501,828	$856,529	$297,190	$461,451	$591,302
10/2024	$497,640	$848,762	$289,820	$453,826	$584,795

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	24.37%	8.29%	7.13%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Bal_R5 1024

Class R5: AADBX

American Beacon

Balanced Fund

Investor Class: AABPX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$131	1.17%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 24.01% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/2014	$10,157	$10,269	$10,071	$10,151	$10,205
12/2014	$10,142	$10,243	$10,080	$10,192	$10,267
01/2015	$10,004	$9,936	$10,292	$10,033	$9,857
02/2015	$10,348	$10,507	$10,195	$10,287	$10,334
03/2015	$10,266	$10,340	$10,242	$10,222	$10,193
04/2015	$10,378	$10,440	$10,206	$10,265	$10,289
05/2015	$10,405	$10,574	$10,181	$10,329	$10,412
06/2015	$10,178	$10,369	$10,070	$10,160	$10,204
07/2015	$10,223	$10,586	$10,140	$10,215	$10,249
08/2015	$9,786	$9,948	$10,125	$9,844	$9,639
09/2015	$9,522	$9,702	$10,194	$9,692	$9,348
10/2015	$9,965	$10,520	$10,196	$10,132	$10,053
11/2015	$9,972	$10,551	$10,169	$10,144	$10,091
12/2015	$9,694	$10,385	$10,136	$10,000	$9,874
01/2016	$9,377	$9,869	$10,275	$9,745	$9,364
02/2016	$9,326	$9,856	$10,348	$9,772	$9,362
03/2016	$9,790	$10,525	$10,443	$10,230	$10,036
04/2016	$9,980	$10,566	$10,483	$10,374	$10,247
05/2016	$9,980	$10,755	$10,486	$10,472	$10,406
06/2016	$9,929	$10,783	$10,674	$10,602	$10,496
07/2016	$10,215	$11,181	$10,742	$10,813	$10,801
08/2016	$10,349	$11,196	$10,729	$10,858	$10,884
09/2016	$10,341	$11,199	$10,723	$10,842	$10,861
10/2016	$10,248	$10,994	$10,641	$10,708	$10,693
11/2016	$10,727	$11,401	$10,389	$10,974	$11,304
12/2016	$10,859	$11,627	$10,404	$11,145	$11,587
01/2017	$10,926	$11,847	$10,425	$11,201	$11,669
02/2017	$11,152	$12,318	$10,495	$11,473	$12,089
03/2017	$11,137	$12,332	$10,489	$11,400	$11,965
04/2017	$11,179	$12,459	$10,570	$11,423	$11,943
05/2017	$11,202	$12,634	$10,651	$11,451	$11,931
06/2017	$11,376	$12,713	$10,641	$11,559	$12,126
07/2017	$11,459	$12,974	$10,686	$11,671	$12,287
08/2017	$11,383	$13,014	$10,782	$11,631	$12,144
09/2017	$11,725	$13,283	$10,731	$11,816	$12,504
10/2017	$11,839	$13,593	$10,737	$11,870	$12,595
11/2017	$11,984	$14,009	$10,723	$12,082	$12,980
12/2017	$12,185	$14,165	$10,773	$12,210	$13,170
01/2018	$12,601	$14,976	$10,649	$12,437	$13,679
02/2018	$12,079	$14,424	$10,548	$12,033	$13,026
03/2018	$11,932	$14,058	$10,615	$11,937	$12,797
04/2018	$12,027	$14,112	$10,536	$11,925	$12,839
05/2018	$12,117	$14,451	$10,612	$12,002	$12,915
06/2018	$12,142	$14,540	$10,598	$12,014	$12,947
07/2018	$12,511	$15,081	$10,601	$12,300	$13,460
08/2018	$12,585	$15,573	$10,669	$12,441	$13,659
09/2018	$12,585	$15,662	$10,600	$12,424	$13,686
10/2018	$11,913	$14,591	$10,517	$11,999	$12,977
11/2018	$11,987	$14,888	$10,580	$12,242	$13,364
12/2018	$11,187	$13,544	$10,774	$11,627	$12,081
01/2019	$12,026	$14,629	$10,888	$12,219	$13,021
02/2019	$12,252	$15,099	$10,882	$12,451	$13,437
03/2019	$12,324	$15,393	$11,091	$12,594	$13,523
04/2019	$12,691	$16,016	$11,094	$12,863	$14,003
05/2019	$12,147	$14,998	$11,291	$12,458	$13,102
06/2019	$12,800	$16,055	$11,432	$13,057	$14,043
07/2019	$12,860	$16,286	$11,458	$13,134	$14,159
08/2019	$12,723	$16,028	$11,755	$13,038	$13,743
09/2019	$12,988	$16,328	$11,692	$13,289	$14,233
10/2019	$13,164	$16,681	$11,727	$13,417	$14,432
11/2019	$13,430	$17,287	$11,721	$13,663	$14,878
12/2019	$13,659	$17,809	$11,713	$13,885	$15,288
01/2020	$13,380	$17,802	$11,938	$13,812	$14,959
02/2020	$12,654	$16,336	$12,153	$13,109	$13,510
03/2020	$10,983	$14,319	$12,082	$11,734	$11,201
04/2020	$11,827	$16,154	$12,297	$12,609	$12,460
05/2020	$12,168	$16,923	$12,354	$12,892	$12,887
06/2020	$12,298	$17,260	$12,432	$12,873	$12,802
07/2020	$12,595	$18,233	$12,617	$13,255	$13,308
08/2020	$12,866	$19,544	$12,515	$13,541	$13,858
09/2020	$12,565	$18,801	$12,509	$13,339	$13,518
10/2020	$12,583	$18,301	$12,453	$13,210	$13,340
11/2020	$14,021	$20,305	$12,575	$14,328	$15,135
12/2020	$14,494	$21,085	$12,592	$14,665	$15,715
01/2021	$14,391	$20,872	$12,502	$14,543	$15,571
02/2021	$15,174	$21,448	$12,321	$14,986	$16,512
03/2021	$15,715	$22,387	$12,168	$15,440	$17,484
04/2021	$16,185	$23,582	$12,264	$15,859	$18,183
05/2021	$16,497	$23,747	$12,304	$16,102	$18,607
06/2021	$16,393	$24,301	$12,390	$16,037	$18,394
07/2021	$16,347	$24,878	$12,529	$16,186	$18,541
08/2021	$16,498	$25,635	$12,505	$16,366	$18,909
09/2021	$16,173	$24,443	$12,397	$15,967	$18,251
10/2021	$16,776	$26,155	$12,393	$16,452	$19,178
11/2021	$16,297	$25,974	$12,430	$16,124	$18,502
12/2021	$16,862	$27,138	$12,398	$16,718	$19,669
01/2022	$16,772	$25,734	$12,131	$16,340	$19,211
02/2022	$16,593	$24,963	$11,996	$16,153	$18,988
03/2022	$16,568	$25,890	$11,662	$16,247	$19,524
04/2022	$15,630	$23,632	$11,220	$15,451	$18,423
05/2022	$16,130	$23,676	$11,292	$15,671	$18,781
06/2022	$14,989	$21,721	$11,115	$14,751	$17,140
07/2022	$15,786	$23,724	$11,387	$15,482	$18,276
08/2022	$15,400	$22,757	$11,065	$15,030	$17,732
09/2022	$14,151	$20,661	$10,587	$13,980	$16,177
10/2022	$15,199	$22,333	$10,450	$14,767	$17,836
11/2022	$15,976	$23,582	$10,834	$15,538	$18,950
12/2022	$15,540	$22,223	$10,785	$15,134	$18,186
01/2023	$16,419	$23,619	$11,117	$15,791	$19,129
02/2023	$15,886	$23,043	$10,829	$15,294	$18,454
03/2023	$15,771	$23,889	$11,105	$15,407	$18,369
04/2023	$15,950	$24,262	$11,172	$15,584	$18,646
05/2023	$15,544	$24,367	$11,050	$15,155	$17,927
06/2023	$16,239	$25,977	$11,011	$15,737	$19,118
07/2023	$16,783	$26,812	$11,003	$16,065	$19,790
08/2023	$16,492	$26,385	$10,933	$15,764	$19,256
09/2023	$15,968	$25,127	$10,655	$15,239	$18,513
10/2023	$15,574	$24,599	$10,487	$14,820	$17,860
11/2023	$16,555	$26,845	$10,962	$15,759	$19,207
12/2023	$17,415	$28,065	$11,381	$16,524	$20,271
01/2024	$17,474	$28,536	$11,350	$16,516	$20,292
02/2024	$17,711	$30,060	$11,190	$16,789	$21,041
03/2024	$18,435	$31,027	$11,293	$17,354	$22,092
04/2024	$17,770	$29,760	$11,008	$16,734	$21,149
05/2024	$18,290	$31,236	$11,194	$17,166	$21,819
06/2024	$18,290	$32,356	$11,300	$17,134	$21,614
07/2024	$18,922	$32,750	$11,564	$17,820	$22,719
08/2024	$19,251	$33,545	$11,731	$18,209	$23,328
09/2024	$19,475	$34,261	$11,888	$18,458	$23,652
10/2024	$19,314	$33,950	$11,593	$18,153	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	24.01%	7.97%	6.80%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Bal_Investor 1024

Investor Class: AABPX

American Beacon

Balanced Fund

Class Advisor: ABLSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$151	1.35%

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 23.74% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Advisor	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/2014	$10,150	$10,269	$10,071	$10,151	$10,205
12/2014	$10,142	$10,243	$10,080	$10,192	$10,267
01/2015	$9,998	$9,936	$10,292	$10,033	$9,857
02/2015	$10,345	$10,507	$10,195	$10,287	$10,334
03/2015	$10,260	$10,340	$10,242	$10,222	$10,193
04/2015	$10,369	$10,440	$10,206	$10,265	$10,289
05/2015	$10,395	$10,574	$10,181	$10,329	$10,412
06/2015	$10,172	$10,369	$10,070	$10,160	$10,204
07/2015	$10,209	$10,586	$10,140	$10,215	$10,249
08/2015	$9,774	$9,948	$10,125	$9,844	$9,639
09/2015	$9,510	$9,702	$10,194	$9,692	$9,348
10/2015	$9,942	$10,520	$10,196	$10,132	$10,053
11/2015	$9,955	$10,551	$10,169	$10,144	$10,091
12/2015	$9,674	$10,385	$10,136	$10,000	$9,874
01/2016	$9,360	$9,869	$10,275	$9,745	$9,364
02/2016	$9,304	$9,856	$10,348	$9,772	$9,362
03/2016	$9,764	$10,525	$10,443	$10,230	$10,036
04/2016	$9,954	$10,566	$10,483	$10,374	$10,247
05/2016	$9,954	$10,755	$10,486	$10,472	$10,406
06/2016	$9,898	$10,783	$10,674	$10,602	$10,496
07/2016	$10,184	$11,181	$10,742	$10,813	$10,801
08/2016	$10,318	$11,196	$10,729	$10,858	$10,884
09/2016	$10,311	$11,199	$10,723	$10,842	$10,861
10/2016	$10,211	$10,994	$10,641	$10,708	$10,693
11/2016	$10,692	$11,401	$10,389	$10,974	$11,304
12/2016	$10,825	$11,627	$10,404	$11,145	$11,587
01/2017	$10,882	$11,847	$10,425	$11,201	$11,669
02/2017	$11,109	$12,318	$10,495	$11,473	$12,089
03/2017	$11,094	$12,332	$10,489	$11,400	$11,965
04/2017	$11,129	$12,459	$10,570	$11,423	$11,943
05/2017	$11,150	$12,634	$10,651	$11,451	$11,931
06/2017	$11,322	$12,713	$10,641	$11,559	$12,126
07/2017	$11,402	$12,974	$10,686	$11,671	$12,287
08/2017	$11,330	$13,014	$10,782	$11,631	$12,144
09/2017	$11,667	$13,283	$10,731	$11,816	$12,504
10/2017	$11,775	$13,593	$10,737	$11,870	$12,595
11/2017	$11,919	$14,009	$10,723	$12,082	$12,980
12/2017	$12,116	$14,165	$10,773	$12,210	$13,170
01/2018	$12,529	$14,976	$10,649	$12,437	$13,679
02/2018	$12,009	$14,424	$10,548	$12,033	$13,026
03/2018	$11,856	$14,058	$10,615	$11,937	$12,797
04/2018	$11,956	$14,112	$10,536	$11,925	$12,839
05/2018	$12,041	$14,451	$10,612	$12,002	$12,915
06/2018	$12,071	$14,540	$10,598	$12,014	$12,947
07/2018	$12,429	$15,081	$10,601	$12,300	$13,460
08/2018	$12,506	$15,573	$10,669	$12,441	$13,659
09/2018	$12,498	$15,662	$10,600	$12,424	$13,686
10/2018	$11,833	$14,591	$10,517	$11,999	$12,977
11/2018	$11,902	$14,888	$10,580	$12,242	$13,364
12/2018	$11,108	$13,544	$10,774	$11,627	$12,081
01/2019	$11,939	$14,629	$10,888	$12,219	$13,021
02/2019	$12,166	$15,099	$10,882	$12,451	$13,437
03/2019	$12,233	$15,393	$11,091	$12,594	$13,523
04/2019	$12,594	$16,016	$11,094	$12,863	$14,003
05/2019	$12,046	$14,998	$11,291	$12,458	$13,102
06/2019	$12,695	$16,055	$11,432	$13,057	$14,043
07/2019	$12,763	$16,286	$11,458	$13,134	$14,159
08/2019	$12,619	$16,028	$11,755	$13,038	$13,743
09/2019	$12,873	$16,328	$11,692	$13,289	$14,233
10/2019	$13,056	$16,681	$11,727	$13,417	$14,432
11/2019	$13,311	$17,287	$11,721	$13,663	$14,878
12/2019	$13,541	$17,809	$11,713	$13,885	$15,288
01/2020	$13,256	$17,802	$11,938	$13,812	$14,959
02/2020	$12,531	$16,336	$12,153	$13,109	$13,510
03/2020	$10,877	$14,319	$12,082	$11,734	$11,201
04/2020	$11,715	$16,154	$12,297	$12,609	$12,460
05/2020	$12,047	$16,923	$12,354	$12,892	$12,887
06/2020	$12,177	$17,260	$12,432	$12,873	$12,802
07/2020	$12,464	$18,233	$12,617	$13,255	$13,308
08/2020	$12,732	$19,544	$12,515	$13,541	$13,858
09/2020	$12,436	$18,801	$12,509	$13,339	$13,518
10/2020	$12,448	$18,301	$12,453	$13,210	$13,340
11/2020	$13,875	$20,305	$12,575	$14,328	$15,135
12/2020	$14,332	$21,085	$12,592	$14,665	$15,715
01/2021	$14,237	$20,872	$12,502	$14,543	$15,571
02/2021	$15,014	$21,448	$12,321	$14,986	$16,512
03/2021	$15,539	$22,387	$12,168	$15,440	$17,484
04/2021	$16,002	$23,582	$12,264	$15,859	$18,183
05/2021	$16,307	$23,747	$12,304	$16,102	$18,607
06/2021	$16,202	$24,301	$12,390	$16,037	$18,394
07/2021	$16,152	$24,878	$12,529	$16,186	$18,541
08/2021	$16,300	$25,635	$12,505	$16,366	$18,909
09/2021	$15,983	$24,443	$12,397	$15,967	$18,251
10/2021	$16,577	$26,155	$12,393	$16,452	$19,178
11/2021	$16,098	$25,974	$12,430	$16,124	$18,502
12/2021	$16,655	$27,138	$12,398	$16,718	$19,669
01/2022	$16,563	$25,734	$12,131	$16,340	$19,211
02/2022	$16,378	$24,963	$11,996	$16,153	$18,988
03/2022	$16,355	$25,890	$11,662	$16,247	$19,524
04/2022	$15,432	$23,632	$11,220	$15,451	$18,423
05/2022	$15,917	$23,676	$11,292	$15,671	$18,781
06/2022	$14,796	$21,721	$11,115	$14,751	$17,140
07/2022	$15,578	$23,724	$11,387	$15,482	$18,276
08/2022	$15,183	$22,757	$11,065	$15,030	$17,732
09/2022	$13,965	$20,661	$10,587	$13,980	$16,177
10/2022	$14,982	$22,333	$10,450	$14,767	$17,836
11/2022	$15,751	$23,582	$10,834	$15,538	$18,950
12/2022	$15,328	$22,223	$10,785	$15,134	$18,186
01/2023	$16,187	$23,619	$11,117	$15,791	$19,129
02/2023	$15,661	$23,043	$10,829	$15,294	$18,454
03/2023	$15,546	$23,889	$11,105	$15,407	$18,369
04/2023	$15,710	$24,262	$11,172	$15,584	$18,646
05/2023	$15,311	$24,367	$11,050	$15,155	$17,927
06/2023	$15,993	$25,977	$11,011	$15,737	$19,118
07/2023	$16,532	$26,812	$11,003	$16,065	$19,790
08/2023	$16,248	$26,385	$10,933	$15,764	$19,256
09/2023	$15,730	$25,127	$10,655	$15,239	$18,513
10/2023	$15,334	$24,599	$10,487	$14,820	$17,860
11/2023	$16,295	$26,845	$10,962	$15,759	$19,207
12/2023	$17,151	$28,065	$11,381	$16,524	$20,271
01/2024	$17,204	$28,536	$11,350	$16,516	$20,292
02/2024	$17,426	$30,060	$11,190	$16,789	$21,041
03/2024	$18,134	$31,027	$11,293	$17,354	$22,092
04/2024	$17,483	$29,760	$11,008	$16,734	$21,149
05/2024	$17,983	$31,236	$11,194	$17,166	$21,819
06/2024	$17,983	$32,356	$11,300	$17,134	$21,614
07/2024	$18,596	$32,750	$11,564	$17,820	$22,719
08/2024	$18,914	$33,545	$11,731	$18,209	$23,328
09/2024	$19,138	$34,261	$11,888	$18,458	$23,652
10/2024	$18,974	$33,950	$11,593	$18,153	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	23.74%	7.76%	6.61%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Bal_Advisor 1024

Class Advisor: ABLSX

American Beacon

Balanced Fund

Class Y: ACBYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$104	0.93%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 24.33% for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

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	Y	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$100,000	$100,000	$100,000	$100,000	$100,000
11/2014	$101,604	$102,689	$100,709	$101,512	$102,048
12/2014	$101,468	$102,431	$100,804	$101,924	$102,674
01/2015	$100,161	$99,356	$102,917	$100,334	$98,569
02/2015	$103,584	$105,066	$101,950	$102,870	$103,339
03/2015	$102,775	$103,404	$102,423	$102,221	$101,932
04/2015	$103,971	$104,396	$102,056	$102,648	$102,885
05/2015	$104,221	$105,739	$101,810	$103,289	$104,122
06/2015	$102,033	$103,692	$100,700	$101,601	$102,043
07/2015	$102,423	$105,864	$101,400	$102,151	$102,490
08/2015	$98,090	$99,477	$101,254	$98,442	$96,386
09/2015	$95,452	$97,016	$101,939	$96,925	$93,476
10/2015	$99,924	$105,199	$101,956	$101,319	$100,529
11/2015	$99,987	$105,512	$101,687	$101,445	$100,914
12/2015	$97,267	$103,848	$101,358	$100,005	$98,744
01/2016	$94,080	$98,695	$102,753	$97,455	$93,642
02/2016	$93,615	$98,562	$103,482	$97,717	$93,618
03/2016	$98,263	$105,248	$104,431	$102,299	$100,362
04/2016	$100,201	$105,656	$104,832	$103,745	$102,470
05/2016	$100,267	$107,553	$104,859	$104,722	$104,061
06/2016	$99,667	$107,832	$106,743	$106,018	$104,961
07/2016	$102,619	$111,808	$107,418	$108,134	$108,009
08/2016	$103,959	$111,965	$107,295	$108,584	$108,842
09/2016	$103,959	$111,986	$107,232	$108,423	$108,615
10/2016	$102,978	$109,943	$106,412	$107,085	$106,934
11/2016	$107,824	$114,015	$103,895	$109,741	$113,041
12/2016	$109,474	$116,268	$104,041	$111,449	$115,867
01/2017	$110,082	$118,473	$104,246	$112,012	$116,692
02/2017	$112,449	$123,178	$104,946	$114,729	$120,885
03/2017	$112,314	$123,321	$104,891	$114,003	$119,654
04/2017	$112,747	$124,588	$105,701	$114,227	$119,429
05/2017	$112,951	$126,341	$106,514	$114,511	$119,312
06/2017	$114,722	$127,130	$106,407	$115,588	$121,263
07/2017	$115,622	$129,744	$106,865	$116,709	$122,874
08/2017	$114,869	$130,141	$107,823	$116,312	$121,443
09/2017	$118,360	$132,826	$107,310	$118,158	$125,040
10/2017	$119,506	$135,925	$107,372	$118,700	$125,948
11/2017	$121,018	$140,094	$107,234	$120,820	$129,804
12/2017	$123,084	$141,652	$107,726	$122,100	$131,699
01/2018	$127,240	$149,762	$106,486	$124,369	$136,791
02/2018	$121,990	$144,242	$105,476	$120,335	$130,259
03/2018	$120,532	$140,576	$106,153	$119,373	$127,968
04/2018	$121,582	$141,116	$105,363	$119,254	$128,390
05/2018	$122,461	$144,514	$106,115	$120,020	$129,152
06/2018	$122,827	$145,403	$105,985	$120,139	$129,472
07/2018	$126,508	$150,814	$106,010	$123,003	$134,596
08/2018	$127,318	$155,729	$106,692	$124,411	$136,586
09/2018	$127,318	$156,615	$106,005	$124,238	$136,857
10/2018	$120,563	$145,910	$105,167	$119,986	$129,770
11/2018	$121,303	$148,884	$105,795	$122,422	$133,644
12/2018	$113,266	$135,441	$107,739	$116,268	$120,811
01/2019	$121,727	$146,295	$108,883	$122,191	$130,214
02/2019	$124,121	$150,992	$108,820	$124,506	$134,375
03/2019	$124,840	$153,926	$110,909	$125,937	$135,229
04/2019	$128,629	$160,158	$110,938	$128,630	$140,026
05/2019	$123,092	$149,981	$112,907	$124,581	$131,023
06/2019	$129,752	$160,551	$114,325	$130,573	$140,428
07/2019	$130,435	$162,858	$114,576	$131,337	$141,592
08/2019	$129,064	$160,278	$117,545	$130,381	$137,429
09/2019	$131,726	$163,277	$116,919	$132,894	$142,332
10/2019	$133,520	$166,814	$117,271	$134,169	$144,321
11/2019	$136,276	$172,869	$117,212	$136,630	$148,783
12/2019	$138,627	$178,087	$117,130	$138,848	$152,876
01/2020	$135,842	$178,017	$119,384	$138,124	$149,587
02/2020	$128,445	$163,363	$121,533	$131,092	$135,100
03/2020	$111,476	$143,185	$120,818	$117,342	$112,012
04/2020	$120,159	$161,541	$122,965	$126,092	$124,605
05/2020	$123,659	$169,235	$123,538	$128,919	$128,875
06/2020	$124,972	$172,600	$124,316	$128,730	$128,020
07/2020	$127,983	$182,332	$126,173	$132,553	$133,081
08/2020	$130,704	$195,438	$125,154	$135,414	$138,583
09/2020	$127,720	$188,012	$125,086	$133,388	$135,179
10/2020	$127,948	$183,012	$124,527	$132,098	$133,403
11/2020	$142,636	$203,046	$125,749	$143,278	$151,347
12/2020	$147,370	$210,852	$125,922	$146,653	$157,150
01/2021	$146,481	$208,724	$125,020	$145,427	$155,711
02/2021	$154,482	$214,479	$123,214	$149,860	$165,121
03/2021	$159,915	$223,872	$121,676	$154,402	$174,837
04/2021	$164,799	$235,820	$122,637	$158,595	$181,829
05/2021	$167,970	$237,467	$123,038	$161,024	$186,074
06/2021	$166,880	$243,011	$123,902	$160,370	$183,943
07/2021	$166,460	$248,784	$125,287	$161,856	$185,413
08/2021	$168,050	$256,348	$125,049	$163,659	$189,090
09/2021	$164,771	$244,425	$123,966	$159,674	$182,508
10/2021	$171,009	$261,550	$123,932	$164,521	$191,776
11/2021	$166,100	$259,738	$124,299	$161,237	$185,017
12/2021	$171,918	$271,378	$123,981	$167,175	$196,689
01/2022	$171,054	$257,335	$121,310	$163,398	$192,108
02/2022	$169,218	$249,630	$119,956	$161,531	$189,879
03/2022	$169,002	$258,899	$116,624	$162,472	$195,239
04/2022	$159,534	$236,323	$112,198	$154,507	$184,226
05/2022	$164,516	$236,756	$112,921	$156,708	$187,808
06/2022	$153,036	$217,213	$111,150	$147,509	$171,399
07/2022	$161,153	$237,241	$113,866	$154,820	$182,764
08/2022	$157,238	$227,566	$110,648	$150,303	$177,319
09/2022	$144,515	$206,608	$105,868	$139,797	$161,770
10/2022	$155,185	$223,335	$104,496	$147,673	$178,357
11/2022	$163,162	$235,816	$108,339	$155,382	$189,502
12/2022	$158,784	$222,229	$107,851	$151,344	$181,863
01/2023	$167,731	$236,193	$111,168	$157,912	$191,288
02/2023	$162,363	$230,430	$108,294	$152,938	$184,543
03/2023	$161,289	$238,890	$111,045	$154,069	$183,693
04/2023	$163,074	$242,619	$111,718	$155,836	$186,461
05/2023	$158,881	$243,673	$110,502	$151,551	$179,269
06/2023	$166,070	$259,774	$110,108	$157,375	$191,178
07/2023	$171,693	$268,119	$110,031	$160,651	$197,900
08/2023	$168,683	$263,851	$109,328	$157,639	$192,558
09/2023	$163,385	$251,271	$106,550	$152,386	$185,127
10/2023	$159,345	$245,987	$104,868	$148,199	$178,595
11/2023	$169,387	$268,452	$109,617	$157,592	$192,070
12/2023	$178,270	$280,648	$113,813	$165,243	$202,710
01/2024	$179,002	$285,364	$113,501	$165,164	$202,920
02/2024	$181,320	$300,602	$111,897	$167,886	$210,405
03/2024	$188,764	$310,273	$112,931	$173,542	$220,924
04/2024	$182,120	$297,600	$110,078	$167,341	$211,488
05/2024	$187,389	$312,357	$111,944	$171,659	$218,192
06/2024	$187,389	$323,565	$113,004	$171,340	$216,139
07/2024	$193,894	$327,503	$115,644	$178,196	$227,189
08/2024	$197,220	$335,447	$117,305	$182,089	$233,283
09/2024	$199,684	$342,612	$118,876	$184,580	$236,521
10/2024	$198,112	$339,505	$115,928	$181,530	$233,918

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	24.33%	8.21%	7.08%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Bal_Y 1024

Class Y: ACBYX

American Beacon

Balanced Fund

Class A: ABFAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.17%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 16.86% (with sales charges) and 24.03% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$9,427	$10,000	$10,000	$10,000	$10,000
11/2014	$9,568	$10,269	$10,071	$10,151	$10,205
12/2014	$9,561	$10,243	$10,080	$10,192	$10,267
01/2015	$9,424	$9,936	$10,292	$10,033	$9,857
02/2015	$9,749	$10,507	$10,195	$10,287	$10,334
03/2015	$9,671	$10,340	$10,242	$10,222	$10,193
04/2015	$9,777	$10,440	$10,206	$10,265	$10,289
05/2015	$9,803	$10,574	$10,181	$10,329	$10,412
06/2015	$9,588	$10,369	$10,070	$10,160	$10,204
07/2015	$9,630	$10,586	$10,140	$10,215	$10,249
08/2015	$9,217	$9,948	$10,125	$9,844	$9,639
09/2015	$8,968	$9,702	$10,194	$9,692	$9,348
10/2015	$9,381	$10,520	$10,196	$10,132	$10,053
11/2015	$9,388	$10,551	$10,169	$10,144	$10,091
12/2015	$9,130	$10,385	$10,136	$10,000	$9,874
01/2016	$8,831	$9,869	$10,275	$9,745	$9,364
02/2016	$8,783	$9,856	$10,348	$9,772	$9,362
03/2016	$9,221	$10,525	$10,443	$10,230	$10,036
04/2016	$9,399	$10,566	$10,483	$10,374	$10,247
05/2016	$9,399	$10,755	$10,486	$10,472	$10,406
06/2016	$9,343	$10,783	$10,674	$10,602	$10,496
07/2016	$9,618	$11,181	$10,742	$10,813	$10,801
08/2016	$9,745	$11,196	$10,729	$10,858	$10,884
09/2016	$9,738	$11,199	$10,723	$10,842	$10,861
10/2016	$9,648	$10,994	$10,641	$10,708	$10,693
11/2016	$10,099	$11,401	$10,389	$10,974	$11,304
12/2016	$10,221	$11,627	$10,404	$11,145	$11,587
01/2017	$10,278	$11,847	$10,425	$11,201	$11,669
02/2017	$10,497	$12,318	$10,495	$11,473	$12,089
03/2017	$10,476	$12,332	$10,489	$11,400	$11,965
04/2017	$10,521	$12,459	$10,570	$11,423	$11,943
05/2017	$10,535	$12,634	$10,651	$11,451	$11,931
06/2017	$10,699	$12,713	$10,641	$11,559	$12,126
07/2017	$10,782	$12,974	$10,686	$11,671	$12,287
08/2017	$10,711	$13,014	$10,782	$11,631	$12,144
09/2017	$11,026	$13,283	$10,731	$11,816	$12,504
10/2017	$11,130	$13,593	$10,737	$11,870	$12,595
11/2017	$11,267	$14,009	$10,723	$12,082	$12,980
12/2017	$11,470	$14,165	$10,773	$12,210	$13,170
01/2018	$11,862	$14,976	$10,649	$12,437	$13,679
02/2018	$11,370	$14,424	$10,548	$12,033	$13,026
03/2018	$11,231	$14,058	$10,615	$11,937	$12,797
04/2018	$11,321	$14,112	$10,536	$11,925	$12,839
05/2018	$11,406	$14,451	$10,612	$12,002	$12,915
06/2018	$11,437	$14,540	$10,598	$12,014	$12,947
07/2018	$11,775	$15,081	$10,601	$12,300	$13,460
08/2018	$11,853	$15,573	$10,669	$12,441	$13,659
09/2018	$11,845	$15,662	$10,600	$12,424	$13,686
10/2018	$11,212	$14,591	$10,517	$11,999	$12,977
11/2018	$11,282	$14,888	$10,580	$12,242	$13,364
12/2018	$10,536	$13,544	$10,774	$11,627	$12,081
01/2019	$11,319	$14,629	$10,888	$12,219	$13,021
02/2019	$11,531	$15,099	$10,882	$12,451	$13,437
03/2019	$11,600	$15,393	$11,091	$12,594	$13,523
04/2019	$11,946	$16,016	$11,094	$12,863	$14,003
05/2019	$11,433	$14,998	$11,291	$12,458	$13,102
06/2019	$12,049	$16,055	$11,432	$13,057	$14,043
07/2019	$12,106	$16,286	$11,458	$13,134	$14,159
08/2019	$11,977	$16,028	$11,755	$13,038	$13,743
09/2019	$12,218	$16,328	$11,692	$13,289	$14,233
10/2019	$12,393	$16,681	$11,727	$13,417	$14,432
11/2019	$12,644	$17,287	$11,721	$13,663	$14,878
12/2019	$12,861	$17,809	$11,713	$13,885	$15,288
01/2020	$12,598	$17,802	$11,938	$13,812	$14,959
02/2020	$11,903	$16,336	$12,153	$13,109	$13,510
03/2020	$10,335	$14,319	$12,082	$11,734	$11,201
04/2020	$11,133	$16,154	$12,297	$12,609	$12,460
05/2020	$11,454	$16,923	$12,354	$12,892	$12,887
06/2020	$11,576	$17,260	$12,432	$12,873	$12,802
07/2020	$11,857	$18,233	$12,617	$13,255	$13,308
08/2020	$12,103	$19,544	$12,515	$13,541	$13,858
09/2020	$11,829	$18,801	$12,509	$13,339	$13,518
10/2020	$11,836	$18,301	$12,453	$13,210	$13,340
11/2020	$13,202	$20,305	$12,575	$14,328	$15,135
12/2020	$13,638	$21,085	$12,592	$14,665	$15,715
01/2021	$13,551	$20,872	$12,502	$14,543	$15,571
02/2021	$14,279	$21,448	$12,321	$14,986	$16,512
03/2021	$14,789	$22,387	$12,168	$15,440	$17,484
04/2021	$15,232	$23,582	$12,264	$15,859	$18,183
05/2021	$15,515	$23,747	$12,304	$16,102	$18,607
06/2021	$15,417	$24,301	$12,390	$16,037	$18,394
07/2021	$15,374	$24,878	$12,529	$16,186	$18,541
08/2021	$15,516	$25,635	$12,505	$16,366	$18,909
09/2021	$15,220	$24,443	$12,397	$15,967	$18,251
10/2021	$15,789	$26,155	$12,393	$16,452	$19,178
11/2021	$15,336	$25,974	$12,430	$16,124	$18,502
12/2021	$15,857	$27,138	$12,398	$16,718	$19,669
01/2022	$15,773	$25,734	$12,131	$16,340	$19,211
02/2022	$15,604	$24,963	$11,996	$16,153	$18,988
03/2022	$15,592	$25,890	$11,662	$16,247	$19,524
04/2022	$14,707	$23,632	$11,220	$15,451	$18,423
05/2022	$15,167	$23,676	$11,292	$15,671	$18,781
06/2022	$14,102	$21,721	$11,115	$14,751	$17,140
07/2022	$14,856	$23,724	$11,387	$15,482	$18,276
08/2022	$14,480	$22,757	$11,065	$15,030	$17,732
09/2022	$13,312	$20,661	$10,587	$13,980	$16,177
10/2022	$14,291	$22,333	$10,450	$14,767	$17,836
11/2022	$15,024	$23,582	$10,834	$15,538	$18,950
12/2022	$14,612	$22,223	$10,785	$15,134	$18,186
01/2023	$15,441	$23,619	$11,117	$15,791	$19,129
02/2023	$14,938	$23,043	$10,829	$15,294	$18,454
03/2023	$14,829	$23,889	$11,105	$15,407	$18,369
04/2023	$14,998	$24,262	$11,172	$15,584	$18,646
05/2023	$14,615	$24,367	$11,050	$15,155	$17,927
06/2023	$15,271	$25,977	$11,011	$15,737	$19,118
07/2023	$15,783	$26,812	$11,003	$16,065	$19,790
08/2023	$15,508	$26,385	$10,933	$15,764	$19,256
09/2023	$15,013	$25,127	$10,655	$15,239	$18,513
10/2023	$14,640	$24,599	$10,487	$14,820	$17,860
11/2023	$15,552	$26,845	$10,962	$15,759	$19,207
12/2023	$16,376	$28,065	$11,381	$16,524	$20,271
01/2024	$16,432	$28,536	$11,350	$16,516	$20,292
02/2024	$16,642	$30,060	$11,190	$16,789	$21,041
03/2024	$17,326	$31,027	$11,293	$17,354	$22,092
04/2024	$16,711	$29,760	$11,008	$16,734	$21,149
05/2024	$17,188	$31,236	$11,194	$17,166	$21,819
06/2024	$17,188	$32,356	$11,300	$17,134	$21,614
07/2024	$17,783	$32,750	$11,564	$17,820	$22,719
08/2024	$18,079	$33,545	$11,731	$18,209	$23,328
09/2024	$18,305	$34,261	$11,888	$18,458	$23,652
10/2024	$18,158	$33,950	$11,593	$18,153	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	24.03%	7.94%	6.78%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	16.86%	6.67%	6.15%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Bal_A 1024

Class A: ABFAX

American Beacon

Balanced Fund

Class C: ABCCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Balanced Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$216	1.94%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 22.03% (with sales charges) and 23.03% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500 Index return of 38.02%, the Bloomberg U.S. Aggregate Bond Index return of 10.55% and the Balanced Composite Index return of 22.49%.

• Broad market performance rallied during the twelve-month period as central banks cut rates globally and the probability of a soft landing increased.

• The Fund’s diversified strategy of equity and fixed income investing achieved returns through capital appreciation and income.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period. The Fund’s fixed-income holdings contributed negatively to performance during the twelve-month period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Bloomberg US Aggregate Bond Index	Balanced Composite Index	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/2014	$10,149	$10,269	$10,071	$10,151	$10,205
12/2014	$10,134	$10,243	$10,080	$10,192	$10,267
01/2015	$9,984	$9,936	$10,292	$10,033	$9,857
02/2015	$10,324	$10,507	$10,195	$10,287	$10,334
03/2015	$10,236	$10,340	$10,242	$10,222	$10,193
04/2015	$10,343	$10,440	$10,206	$10,265	$10,289
05/2015	$10,363	$10,574	$10,181	$10,329	$10,412
06/2015	$10,131	$10,369	$10,070	$10,160	$10,204
07/2015	$10,163	$10,586	$10,140	$10,215	$10,249
08/2015	$9,719	$9,948	$10,125	$9,844	$9,639
09/2015	$9,452	$9,702	$10,194	$9,692	$9,348
10/2015	$9,885	$10,520	$10,196	$10,132	$10,053
11/2015	$9,885	$10,551	$10,169	$10,144	$10,091
12/2015	$9,605	$10,385	$10,136	$10,000	$9,874
01/2016	$9,286	$9,869	$10,275	$9,745	$9,364
02/2016	$9,228	$9,856	$10,348	$9,772	$9,362
03/2016	$9,684	$10,525	$10,443	$10,230	$10,036
04/2016	$9,866	$10,566	$10,483	$10,374	$10,247
05/2016	$9,859	$10,755	$10,486	$10,472	$10,406
06/2016	$9,793	$10,783	$10,674	$10,602	$10,496
07/2016	$10,074	$11,181	$10,742	$10,813	$10,801
08/2016	$10,198	$11,196	$10,729	$10,858	$10,884
09/2016	$10,184	$11,199	$10,723	$10,842	$10,861
10/2016	$10,087	$10,994	$10,641	$10,708	$10,693
11/2016	$10,553	$11,401	$10,389	$10,974	$11,304
12/2016	$10,675	$11,627	$10,404	$11,145	$11,587
01/2017	$10,726	$11,847	$10,425	$11,201	$11,669
02/2017	$10,945	$12,318	$10,495	$11,473	$12,089
03/2017	$10,923	$12,332	$10,489	$11,400	$11,965
04/2017	$10,957	$12,459	$10,570	$11,423	$11,943
05/2017	$10,971	$12,634	$10,651	$11,451	$11,931
06/2017	$11,133	$12,713	$10,641	$11,559	$12,126
07/2017	$11,205	$12,974	$10,686	$11,671	$12,287
08/2017	$11,124	$13,014	$10,782	$11,631	$12,144
09/2017	$11,448	$13,283	$10,731	$11,816	$12,504
10/2017	$11,549	$13,593	$10,737	$11,870	$12,595
11/2017	$11,682	$14,009	$10,723	$12,082	$12,980
12/2017	$11,885	$14,165	$10,773	$12,210	$13,170
01/2018	$12,286	$14,976	$10,649	$12,437	$13,679
02/2018	$11,767	$14,424	$10,548	$12,033	$13,026
03/2018	$11,617	$14,058	$10,615	$11,937	$12,797
04/2018	$11,702	$14,112	$10,536	$11,925	$12,839
05/2018	$11,781	$14,451	$10,612	$12,002	$12,915
06/2018	$11,813	$14,540	$10,598	$12,014	$12,947
07/2018	$12,159	$15,081	$10,601	$12,300	$13,460
08/2018	$12,223	$15,573	$10,669	$12,441	$13,659
09/2018	$12,207	$15,662	$10,600	$12,424	$13,686
10/2018	$11,554	$14,591	$10,517	$11,999	$12,977
11/2018	$11,618	$14,888	$10,580	$12,242	$13,364
12/2018	$10,842	$13,544	$10,774	$11,627	$12,081
01/2019	$11,638	$14,629	$10,888	$12,219	$13,021
02/2019	$11,855	$15,099	$10,882	$12,451	$13,437
03/2019	$11,915	$15,393	$11,091	$12,594	$13,523
04/2019	$12,262	$16,016	$11,094	$12,863	$14,003
05/2019	$11,723	$14,998	$11,291	$12,458	$13,102
06/2019	$12,349	$16,055	$11,432	$13,057	$14,043
07/2019	$12,401	$16,286	$11,458	$13,134	$14,159
08/2019	$12,261	$16,028	$11,755	$13,038	$13,743
09/2019	$12,505	$16,328	$11,692	$13,289	$14,233
10/2019	$12,667	$16,681	$11,727	$13,417	$14,432
11/2019	$12,921	$17,287	$11,721	$13,663	$14,878
12/2019	$13,130	$17,809	$11,713	$13,885	$15,288
01/2020	$12,855	$17,802	$11,938	$13,812	$14,959
02/2020	$12,143	$16,336	$12,153	$13,109	$13,510
03/2020	$10,531	$14,319	$12,082	$11,734	$11,201
04/2020	$11,339	$16,154	$12,297	$12,609	$12,460
05/2020	$11,662	$16,923	$12,354	$12,892	$12,887
06/2020	$11,777	$17,260	$12,432	$12,873	$12,802
07/2020	$12,057	$18,233	$12,617	$13,255	$13,308
08/2020	$12,304	$19,544	$12,515	$13,541	$13,858
09/2020	$12,009	$18,801	$12,509	$13,339	$13,518
10/2020	$12,022	$18,301	$12,453	$13,210	$13,340
11/2020	$13,394	$20,305	$12,575	$14,328	$15,135
12/2020	$13,826	$21,085	$12,592	$14,665	$15,715
01/2021	$13,728	$20,872	$12,502	$14,543	$15,571
02/2021	$14,468	$21,448	$12,321	$14,986	$16,512
03/2021	$14,968	$22,387	$12,168	$15,440	$17,484
04/2021	$15,405	$23,582	$12,264	$15,859	$18,183
05/2021	$15,688	$23,747	$12,304	$16,102	$18,607
06/2021	$15,579	$24,301	$12,390	$16,037	$18,394
07/2021	$15,525	$24,878	$12,529	$16,186	$18,541
08/2021	$15,656	$25,635	$12,505	$16,366	$18,909
09/2021	$15,340	$24,443	$12,397	$15,967	$18,251
10/2021	$15,907	$26,155	$12,393	$16,452	$19,178
11/2021	$15,446	$25,974	$12,430	$16,124	$18,502
12/2021	$15,967	$27,138	$12,398	$16,718	$19,669
01/2022	$15,871	$25,734	$12,131	$16,340	$19,211
02/2022	$15,691	$24,963	$11,996	$16,153	$18,988
03/2022	$15,655	$25,890	$11,662	$16,247	$19,524
04/2022	$14,760	$23,632	$11,220	$15,451	$18,423
05/2022	$15,215	$23,676	$11,292	$15,671	$18,781
06/2022	$14,137	$21,721	$11,115	$14,751	$17,140
07/2022	$14,889	$23,724	$11,387	$15,482	$18,276
08/2022	$14,505	$22,757	$11,065	$15,030	$17,732
09/2022	$13,328	$20,661	$10,587	$13,980	$16,177
10/2022	$14,299	$22,333	$10,450	$14,767	$17,836
11/2022	$15,022	$23,582	$10,834	$15,538	$18,950
12/2022	$14,599	$22,223	$10,785	$15,134	$18,186
01/2023	$15,414	$23,619	$11,117	$15,791	$19,129
02/2023	$14,906	$23,043	$10,829	$15,294	$18,454
03/2023	$14,799	$23,889	$11,105	$15,407	$18,369
04/2023	$14,948	$24,262	$11,172	$15,584	$18,646
05/2023	$14,560	$24,367	$11,050	$15,155	$17,927
06/2023	$15,203	$25,977	$11,011	$15,737	$19,118
07/2023	$15,701	$26,812	$11,003	$16,065	$19,790
08/2023	$15,419	$26,385	$10,933	$15,764	$19,256
09/2023	$14,921	$25,127	$10,655	$15,239	$18,513
10/2023	$14,539	$24,599	$10,487	$14,820	$17,860
11/2023	$15,443	$26,845	$10,962	$15,759	$19,207
12/2023	$16,233	$28,065	$11,381	$16,524	$20,271
01/2024	$16,287	$28,536	$11,350	$16,516	$20,292
02/2024	$16,491	$30,060	$11,190	$16,789	$21,041
03/2024	$17,157	$31,027	$11,293	$17,354	$22,092
04/2024	$16,526	$29,760	$11,008	$16,734	$21,149
05/2024	$16,989	$31,236	$11,194	$17,166	$21,819
06/2024	$16,975	$32,356	$11,300	$17,134	$21,614
07/2024	$17,554	$32,750	$11,564	$17,820	$22,719
08/2024	$17,841	$33,545	$11,731	$18,209	$23,328
09/2024	$18,046	$34,261	$11,888	$18,458	$23,652
10/2024	$17,887	$33,950	$11,593	$18,153	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	23.03%	7.15%	5.99%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	22.03%	7.15%	5.99%
S&P 500® Index TR	38.02%	15.27%	13.00%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.49%
Balanced Composite Index	22.49%	6.23%	6.14%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The S&P 500 Index TR and Bloomberg US Aggregate Bond Index are replacing the Balanced Composite Index and the Russell 1000® Value Index as the broad-based securities market indices to comply with a new regulatory requirement. The Balanced Composite Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$114,132,015
# of Portfolio Holdings	398
Portfolio Turnover Rate	38%
Total Management Fees Paid	$585,364

Asset Allocation - % Investments

Value	Value
Common Stocks	55.4
Corporate Obligations	11.6
U.S. Agency Mortgage-Backed Obligations	10.1
U.S. Treasury Obligations	9.8
Foreign Common Stocks	4.4
Foreign Corporate Obligations	3.6
Investment Companies	2.1
Asset-Backed Obligations	1.0
U.S. Government Agency Obligations	0.8
Foreign Sovereign Obligations	0.6
Securities Lending Collateral	0.3
Commercial Mortgage-Backed Obligations	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Fidelity National Information Services, Inc.	1.6
Comcast Corp., Class A	1.4
Wells Fargo & Co.	1.3
Entergy Corp.	1.2
Bank of America Corp.	1.2
Citigroup, Inc.	1.2
F5, Inc.	1.2
Carnival Corp.	1.2
Elevance Health, Inc.	1.1
Air Products & Chemicals, Inc.	1.1

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	2.1
Consumer Staples	4.9
Materials	5.0
Communication Services	6.0
Utilities	6.1
Consumer Discretionary	9.8
Industrials	10.2
Information Technology	10.7
Energy	11.8
Health Care	13.1
Financials	20.3

Top Ten Industry Allocations - % Fixed Income

Value	Value
Beverages	1.9
U.S. Government Agency Obligations	2.1
Pharmaceuticals	2.6
Asset-Backed Obligations	2.6
Insurance	3.0
Computers	3.3
Banks	5.4
Electric	5.8
U.S. Treasury Obligations	26.0
U.S. Agency Mortgage-Backed Obligations	26.8

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Balanced Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Bal_C 1024

Class C: ABCCX

American Beacon

Large Cap Value Fund

Class R5: AADEX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$75	0.65%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 31.97% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$250,000	$250,000	$250,000
11/2014	$255,207	$256,724	$255,119
12/2014	$254,587	$256,077	$256,684
01/2015	$244,008	$248,389	$246,423
02/2015	$259,920	$262,665	$258,348
03/2015	$256,073	$258,511	$254,831
04/2015	$261,756	$260,991	$257,213
05/2015	$264,116	$264,347	$260,304
06/2015	$257,821	$259,230	$255,107
07/2015	$258,521	$264,661	$256,225
08/2015	$240,686	$248,693	$240,965
09/2015	$229,932	$242,539	$233,691
10/2015	$248,117	$262,999	$251,323
11/2015	$248,991	$263,781	$252,285
12/2015	$239,208	$259,620	$246,860
01/2016	$224,539	$246,737	$234,104
02/2016	$221,507	$246,404	$234,045
03/2016	$237,545	$263,120	$250,904
04/2016	$244,293	$264,140	$256,175
05/2016	$245,076	$268,883	$260,154
06/2016	$241,359	$269,580	$262,403
07/2016	$250,748	$279,519	$270,022
08/2016	$255,735	$279,912	$272,104
09/2016	$255,246	$279,964	$271,537
10/2016	$252,313	$274,857	$267,335
11/2016	$272,458	$285,037	$282,603
12/2016	$277,432	$290,671	$289,666
01/2017	$279,646	$296,184	$291,730
02/2017	$288,303	$307,944	$302,213
03/2017	$287,599	$308,303	$299,134
04/2017	$288,505	$311,470	$298,573
05/2017	$288,907	$315,853	$298,280
06/2017	$295,853	$317,824	$303,156
07/2017	$298,370	$324,360	$307,185
08/2017	$295,350	$325,353	$303,607
09/2017	$308,134	$332,064	$312,599
10/2017	$311,859	$339,813	$314,869
11/2017	$318,301	$350,235	$324,511
12/2017	$324,808	$354,129	$329,248
01/2018	$342,191	$374,404	$341,977
02/2018	$322,914	$360,605	$325,647
03/2018	$315,782	$351,441	$319,919
04/2018	$319,014	$352,789	$320,975
05/2018	$321,131	$361,285	$322,880
06/2018	$322,802	$363,509	$323,680
07/2018	$337,511	$377,036	$336,491
08/2018	$339,628	$389,322	$341,464
09/2018	$340,296	$391,538	$342,142
10/2018	$316,562	$364,776	$324,425
11/2018	$321,020	$372,210	$334,111
12/2018	$285,874	$338,603	$302,028
01/2019	$314,930	$365,737	$325,536
02/2019	$324,656	$377,480	$335,937
03/2019	$324,533	$384,815	$338,073
04/2019	$340,045	$400,396	$350,065
05/2019	$314,437	$374,952	$327,557
06/2019	$338,445	$401,377	$351,070
07/2019	$341,769	$407,146	$353,980
08/2019	$330,442	$400,696	$343,572
09/2019	$342,384	$408,193	$355,829
10/2019	$348,786	$417,035	$360,803
11/2019	$360,359	$432,173	$371,958
12/2019	$370,683	$445,216	$382,190
01/2020	$357,280	$445,042	$373,968
02/2020	$321,809	$408,406	$337,751
03/2020	$258,855	$357,963	$280,031
04/2020	$289,723	$403,852	$311,512
05/2020	$302,855	$423,086	$322,187
06/2020	$304,345	$431,500	$320,049
07/2020	$314,499	$455,830	$332,702
08/2020	$327,225	$488,596	$346,459
09/2020	$317,206	$470,031	$337,949
10/2020	$316,259	$457,531	$333,507
11/2020	$366,757	$507,614	$378,368
12/2020	$382,783	$527,131	$392,875
01/2021	$379,202	$521,809	$389,277
02/2021	$409,569	$536,198	$412,802
03/2021	$435,420	$559,681	$437,093
04/2021	$454,731	$589,551	$454,573
05/2021	$467,656	$593,668	$465,185
06/2021	$460,648	$607,527	$459,857
07/2021	$460,804	$621,959	$463,533
08/2021	$469,992	$640,870	$472,725
09/2021	$455,509	$611,063	$456,271
10/2021	$482,606	$653,876	$479,439
11/2021	$462,673	$649,345	$462,544
12/2021	$489,891	$678,446	$491,724
01/2022	$486,073	$643,338	$480,270
02/2022	$477,917	$624,076	$474,696
03/2022	$486,767	$647,248	$488,097
04/2022	$455,010	$590,806	$460,566
05/2022	$474,099	$591,890	$469,519
06/2022	$428,633	$543,033	$428,496
07/2022	$458,828	$593,104	$456,911
08/2022	$447,895	$568,916	$443,297
09/2022	$405,379	$516,519	$404,426
10/2022	$454,837	$558,337	$445,892
11/2022	$483,296	$589,540	$473,756
12/2022	$464,060	$555,574	$454,658
01/2023	$492,227	$590,482	$478,219
02/2023	$473,773	$576,075	$461,357
03/2023	$464,060	$597,225	$459,233
04/2023	$471,248	$606,547	$466,152
05/2023	$453,960	$609,184	$448,173
06/2023	$485,234	$649,436	$477,944
07/2023	$507,184	$670,299	$494,751
08/2023	$494,752	$659,627	$481,395
09/2023	$477,464	$628,177	$462,818
10/2023	$464,643	$614,969	$446,489
11/2023	$497,666	$671,131	$480,176
12/2023	$526,422	$701,621	$506,774
01/2024	$529,900	$713,411	$507,299
02/2024	$547,700	$751,504	$526,013
03/2024	$578,184	$775,683	$552,311
04/2024	$554,656	$744,001	$528,719
05/2024	$574,092	$780,892	$545,479
06/2024	$569,387	$808,912	$540,348
07/2024	$596,598	$818,758	$567,972
08/2024	$610,306	$838,619	$583,208
09/2024	$615,216	$856,529	$591,302
10/2024	$613,170	$848,762	$584,795

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	31.97%	11.94%	9.39%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

LCV_R5 1024

Class R5: AADEX

American Beacon

Large Cap Value Fund

Investor Class: AAGPX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$109	0.94%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 31.54% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,203	$10,269	$10,205
12/2014	$10,178	$10,243	$10,267
01/2015	$9,752	$9,936	$9,857
02/2015	$10,386	$10,507	$10,334
03/2015	$10,227	$10,340	$10,193
04/2015	$10,453	$10,440	$10,289
05/2015	$10,542	$10,574	$10,412
06/2015	$10,290	$10,369	$10,204
07/2015	$10,316	$10,586	$10,249
08/2015	$9,600	$9,948	$9,639
09/2015	$9,171	$9,702	$9,348
10/2015	$9,893	$10,520	$10,053
11/2015	$9,923	$10,551	$10,091
12/2015	$9,530	$10,385	$9,874
01/2016	$8,944	$9,869	$9,364
02/2016	$8,820	$9,856	$9,362
03/2016	$9,455	$10,525	$10,036
04/2016	$9,725	$10,566	$10,247
05/2016	$9,750	$10,755	$10,406
06/2016	$9,601	$10,783	$10,496
07/2016	$9,970	$11,181	$10,801
08/2016	$10,166	$11,196	$10,884
09/2016	$10,141	$11,199	$10,861
10/2016	$10,024	$10,994	$10,693
11/2016	$10,822	$11,401	$11,304
12/2016	$11,018	$11,627	$11,587
01/2017	$11,099	$11,847	$11,669
02/2017	$11,441	$12,318	$12,089
03/2017	$11,411	$12,332	$11,965
04/2017	$11,445	$12,459	$11,943
05/2017	$11,458	$12,634	$11,931
06/2017	$11,731	$12,713	$12,126
07/2017	$11,829	$12,974	$12,287
08/2017	$11,701	$13,014	$12,144
09/2017	$12,205	$13,283	$12,504
10/2017	$12,350	$13,593	$12,595
11/2017	$12,602	$14,009	$12,980
12/2017	$12,856	$14,165	$13,170
01/2018	$13,540	$14,976	$13,679
02/2018	$12,776	$14,424	$13,026
03/2018	$12,491	$14,058	$12,797
04/2018	$12,614	$14,112	$12,839
05/2018	$12,690	$14,451	$12,915
06/2018	$12,757	$14,540	$12,947
07/2018	$13,331	$15,081	$13,460
08/2018	$13,412	$15,573	$13,659
09/2018	$13,435	$15,662	$13,686
10/2018	$12,496	$14,591	$12,977
11/2018	$12,666	$14,888	$13,364
12/2018	$11,280	$13,544	$12,081
01/2019	$12,417	$14,629	$13,021
02/2019	$12,801	$15,099	$13,437
03/2019	$12,790	$15,393	$13,523
04/2019	$13,401	$16,016	$14,003
05/2019	$12,385	$14,998	$13,102
06/2019	$13,327	$16,055	$14,043
07/2019	$13,454	$16,286	$14,159
08/2019	$13,006	$16,028	$13,743
09/2019	$13,469	$16,328	$14,233
10/2019	$13,722	$16,681	$14,432
11/2019	$14,169	$17,287	$14,878
12/2019	$14,571	$17,809	$15,288
01/2020	$14,041	$17,802	$14,959
02/2020	$12,645	$16,336	$13,510
03/2020	$10,173	$14,319	$11,201
04/2020	$11,383	$16,154	$12,460
05/2020	$11,889	$16,923	$12,887
06/2020	$11,947	$17,260	$12,802
07/2020	$12,337	$18,233	$13,308
08/2020	$12,837	$19,544	$13,858
09/2020	$12,442	$18,801	$13,518
10/2020	$12,401	$18,301	$13,340
11/2020	$14,379	$20,305	$15,135
12/2020	$14,999	$21,085	$15,715
01/2021	$14,851	$20,872	$15,571
02/2021	$16,041	$21,448	$16,512
03/2021	$17,049	$22,387	$17,484
04/2021	$17,799	$23,582	$18,183
05/2021	$18,300	$23,747	$18,607
06/2021	$18,022	$24,301	$18,394
07/2021	$18,029	$24,878	$18,541
08/2021	$18,381	$25,635	$18,909
09/2021	$17,806	$24,443	$18,251
10/2021	$18,854	$26,155	$19,178
11/2021	$18,070	$25,974	$18,502
12/2021	$19,130	$27,138	$19,669
01/2022	$18,978	$25,734	$19,211
02/2022	$18,651	$24,963	$18,988
03/2022	$18,993	$25,890	$19,524
04/2022	$17,754	$23,632	$18,423
05/2022	$18,491	$23,676	$18,781
06/2022	$16,712	$21,721	$17,140
07/2022	$17,883	$23,724	$18,276
08/2022	$17,450	$22,757	$17,732
09/2022	$15,792	$20,661	$16,177
10/2022	$17,716	$22,333	$17,836
11/2022	$18,818	$23,582	$18,950
12/2022	$18,066	$22,223	$18,186
01/2023	$19,159	$23,619	$19,129
02/2023	$18,436	$23,043	$18,454
03/2023	$18,049	$23,889	$18,369
04/2023	$18,333	$24,262	$18,646
05/2023	$17,653	$24,367	$17,927
06/2023	$18,858	$25,977	$19,118
07/2023	$19,710	$26,812	$19,790
08/2023	$19,220	$26,385	$19,256
09/2023	$18,548	$25,127	$18,513
10/2023	$18,049	$24,599	$17,860
11/2023	$19,323	$26,845	$19,207
12/2023	$20,427	$28,065	$20,271
01/2024	$20,564	$28,536	$20,292
02/2024	$21,247	$30,060	$21,041
03/2024	$22,430	$31,027	$22,092
04/2024	$21,501	$29,760	$21,149
05/2024	$22,248	$31,236	$21,819
06/2024	$22,066	$32,356	$21,614
07/2024	$23,122	$32,750	$22,719
08/2024	$23,641	$33,545	$23,328
09/2024	$23,823	$34,261	$23,652
10/2024	$23,741	$33,950	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	31.54%	11.59%	9.03%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

LCV_Investor 1024

Investor Class: AAGPX

American Beacon

Large Cap Value Fund

Class Advisor: AVASX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$128	1.11%

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 31.28% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Advisor	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,202	$10,269	$10,205
12/2014	$10,177	$10,243	$10,267
01/2015	$9,746	$9,936	$9,857
02/2015	$10,382	$10,507	$10,334
03/2015	$10,222	$10,340	$10,193
04/2015	$10,442	$10,440	$10,289
05/2015	$10,532	$10,574	$10,412
06/2015	$10,278	$10,369	$10,204
07/2015	$10,304	$10,586	$10,249
08/2015	$9,589	$9,948	$9,639
09/2015	$9,155	$9,702	$9,348
10/2015	$9,877	$10,520	$10,053
11/2015	$9,904	$10,551	$10,091
12/2015	$9,515	$10,385	$9,874
01/2016	$8,927	$9,869	$9,364
02/2016	$8,805	$9,856	$9,362
03/2016	$9,435	$10,525	$10,036
04/2016	$9,704	$10,566	$10,247
05/2016	$9,729	$10,755	$10,406
06/2016	$9,578	$10,783	$10,496
07/2016	$9,947	$11,181	$10,801
08/2016	$10,140	$11,196	$10,884
09/2016	$10,115	$11,199	$10,861
10/2016	$9,997	$10,994	$10,693
11/2016	$10,791	$11,401	$11,304
12/2016	$10,983	$11,627	$11,587
01/2017	$11,065	$11,847	$11,669
02/2017	$11,401	$12,318	$12,089
03/2017	$11,371	$12,332	$11,965
04/2017	$11,401	$12,459	$11,943
05/2017	$11,414	$12,634	$11,931
06/2017	$11,685	$12,713	$12,126
07/2017	$11,780	$12,974	$12,287
08/2017	$11,651	$13,014	$12,144
09/2017	$12,155	$13,283	$12,504
10/2017	$12,297	$13,593	$12,595
11/2017	$12,543	$14,009	$12,980
12/2017	$12,798	$14,165	$13,170
01/2018	$13,473	$14,976	$13,679
02/2018	$12,712	$14,424	$13,026
03/2018	$12,425	$14,058	$12,797
04/2018	$12,549	$14,112	$12,839
05/2018	$12,626	$14,451	$12,915
06/2018	$12,688	$14,540	$12,947
07/2018	$13,258	$15,081	$13,460
08/2018	$13,334	$15,573	$13,659
09/2018	$13,358	$15,662	$13,686
10/2018	$12,425	$14,591	$12,977
11/2018	$12,593	$14,888	$13,364
12/2018	$11,210	$13,544	$12,081
01/2019	$12,340	$14,629	$13,021
02/2019	$12,722	$15,099	$13,437
03/2019	$12,706	$15,393	$13,523
04/2019	$13,310	$16,016	$14,003
05/2019	$12,303	$14,998	$13,102
06/2019	$13,241	$16,055	$14,043
07/2019	$13,363	$16,286	$14,159
08/2019	$12,913	$16,028	$13,743
09/2019	$13,374	$16,328	$14,233
10/2019	$13,612	$16,681	$14,432
11/2019	$14,069	$17,287	$14,878
12/2019	$14,462	$17,809	$15,288
01/2020	$13,935	$17,802	$14,959
02/2020	$12,551	$16,336	$13,510
03/2020	$10,089	$14,319	$11,201
04/2020	$11,291	$16,154	$12,460
05/2020	$11,795	$16,923	$12,887
06/2020	$11,853	$17,260	$12,802
07/2020	$12,234	$18,233	$13,308
08/2020	$12,727	$19,544	$13,858
09/2020	$12,334	$18,801	$13,518
10/2020	$12,293	$18,301	$13,340
11/2020	$14,251	$20,305	$15,135
12/2020	$14,871	$21,085	$15,715
01/2021	$14,721	$20,872	$15,571
02/2021	$15,894	$21,448	$16,512
03/2021	$16,891	$22,387	$17,484
04/2021	$17,635	$23,582	$18,183
05/2021	$18,126	$23,747	$18,607
06/2021	$17,853	$24,301	$18,394
07/2021	$17,853	$24,878	$18,541
08/2021	$18,201	$25,635	$18,909
09/2021	$17,628	$24,443	$18,251
10/2021	$18,672	$26,155	$19,178
11/2021	$17,894	$25,974	$18,502
12/2021	$18,942	$27,138	$19,669
01/2022	$18,780	$25,734	$19,211
02/2022	$18,465	$24,963	$18,988
03/2022	$18,796	$25,890	$19,524
04/2022	$17,566	$23,632	$18,423
05/2022	$18,296	$23,676	$18,781
06/2022	$16,529	$21,721	$17,140
07/2022	$17,689	$23,724	$18,276
08/2022	$17,259	$22,757	$17,732
09/2022	$15,614	$20,661	$16,177
10/2022	$17,520	$22,333	$17,836
11/2022	$18,603	$23,582	$18,950
12/2022	$17,859	$22,223	$18,186
01/2023	$18,939	$23,619	$19,129
02/2023	$18,216	$23,043	$18,454
03/2023	$17,833	$23,889	$18,369
04/2023	$18,112	$24,262	$18,646
05/2023	$17,433	$24,367	$17,927
06/2023	$18,626	$25,977	$19,118
07/2023	$19,462	$26,812	$19,790
08/2023	$18,974	$26,385	$19,256
09/2023	$18,312	$25,127	$18,513
10/2023	$17,816	$24,599	$17,860
11/2023	$19,070	$26,845	$19,207
12/2023	$20,157	$28,065	$20,271
01/2024	$20,286	$28,536	$20,292
02/2024	$20,967	$30,060	$21,041
03/2024	$22,118	$31,027	$22,092
04/2024	$21,207	$29,760	$21,149
05/2024	$21,944	$31,236	$21,819
06/2024	$21,759	$32,356	$21,614
07/2024	$22,791	$32,750	$22,719
08/2024	$23,306	$33,545	$23,328
09/2024	$23,481	$34,261	$23,652
10/2024	$23,389	$33,950	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	31.28%	11.43%	8.87%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

LCV_Advisor 1024

Class Advisor: AVASX

American Beacon

Large Cap Value Fund

Class Y: ABLYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$83	0.72%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 31.84% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$100,000	$100,000	$100,000
11/2014	$102,094	$102,689	$102,048
12/2014	$101,836	$102,431	$102,674
01/2015	$97,616	$99,356	$98,569
02/2015	$103,981	$105,066	$103,339
03/2015	$102,399	$103,404	$101,932
04/2015	$104,684	$104,396	$102,885
05/2015	$105,599	$105,739	$104,122
06/2015	$103,067	$103,692	$102,043
07/2015	$103,348	$105,864	$102,490
08/2015	$96,245	$99,477	$96,386
09/2015	$91,920	$97,016	$93,476
10/2015	$99,199	$105,199	$100,529
11/2015	$99,515	$105,512	$100,914
12/2015	$95,610	$103,848	$98,744
01/2016	$89,753	$98,695	$93,642
02/2016	$88,534	$98,562	$93,618
03/2016	$94,903	$105,248	$100,362
04/2016	$97,615	$105,656	$102,470
05/2016	$97,930	$107,553	$104,061
06/2016	$96,436	$107,832	$104,961
07/2016	$100,171	$111,808	$108,009
08/2016	$102,176	$111,965	$108,842
09/2016	$101,940	$111,986	$108,615
10/2016	$100,800	$109,943	$106,934
11/2016	$108,820	$114,015	$113,041
12/2016	$110,824	$116,268	$115,867
01/2017	$111,674	$118,473	$116,692
02/2017	$115,152	$123,178	$120,885
03/2017	$114,869	$123,321	$119,654
04/2017	$115,192	$124,588	$119,429
05/2017	$115,354	$126,341	$119,312
06/2017	$118,145	$127,130	$121,263
07/2017	$119,156	$129,744	$122,874
08/2017	$117,902	$130,141	$121,443
09/2017	$122,958	$132,826	$125,040
10/2017	$124,495	$135,925	$125,948
11/2017	$127,043	$140,094	$129,804
12/2017	$129,671	$141,652	$131,699
01/2018	$136,566	$149,762	$136,791
02/2018	$128,865	$144,242	$130,259
03/2018	$126,044	$140,576	$127,968
04/2018	$127,343	$141,116	$128,390
05/2018	$128,149	$144,514	$129,152
06/2018	$128,820	$145,403	$129,472
07/2018	$134,641	$150,814	$134,596
08/2018	$135,492	$155,729	$136,586
09/2018	$135,760	$156,615	$136,857
10/2018	$126,268	$145,910	$129,770
11/2018	$128,059	$148,884	$133,644
12/2018	$113,988	$135,441	$120,811
01/2019	$125,560	$146,295	$130,214
02/2019	$129,466	$150,992	$134,375
03/2019	$129,368	$153,926	$135,229
04/2019	$135,599	$160,158	$140,026
05/2019	$125,362	$149,981	$131,023
06/2019	$134,906	$160,551	$140,428
07/2019	$136,241	$162,858	$141,592
08/2019	$131,692	$160,278	$137,429
09/2019	$136,439	$163,277	$142,332
10/2019	$138,961	$166,814	$144,321
11/2019	$143,610	$172,869	$148,783
12/2019	$147,724	$178,087	$152,876
01/2020	$142,394	$178,017	$149,587
02/2020	$128,253	$163,363	$135,100
03/2020	$103,179	$143,185	$112,012
04/2020	$115,471	$161,541	$124,605
05/2020	$120,638	$169,235	$128,875
06/2020	$121,291	$172,600	$128,020
07/2020	$125,261	$182,332	$133,081
08/2020	$130,319	$195,438	$138,583
09/2020	$126,349	$188,012	$135,179
10/2020	$125,968	$183,012	$133,403
11/2020	$146,038	$203,046	$151,347
12/2020	$152,435	$210,852	$157,150
01/2021	$150,996	$208,724	$155,711
02/2021	$163,078	$214,479	$165,121
03/2021	$173,344	$223,872	$174,837
04/2021	$181,045	$235,820	$181,829
05/2021	$186,178	$237,467	$186,074
06/2021	$183,423	$243,011	$183,943
07/2021	$183,486	$248,784	$185,413
08/2021	$187,117	$256,348	$189,090
09/2021	$181,295	$244,425	$182,508
10/2021	$192,062	$261,550	$191,776
11/2021	$184,112	$259,738	$185,017
12/2021	$194,938	$271,378	$196,689
01/2022	$193,403	$257,335	$192,108
02/2022	$190,192	$249,630	$189,879
03/2022	$193,682	$258,899	$195,239
04/2022	$181,049	$236,323	$184,226
05/2022	$188,656	$236,756	$187,808
06/2022	$170,510	$217,213	$171,399
07/2022	$182,515	$237,241	$182,764
08/2022	$178,117	$227,566	$177,319
09/2022	$161,227	$206,608	$161,770
10/2022	$180,909	$223,335	$178,357
11/2022	$192,216	$235,816	$189,502
12/2022	$184,539	$222,229	$181,863
01/2023	$195,794	$236,193	$191,288
02/2023	$188,369	$230,430	$184,543
03/2023	$184,539	$238,890	$183,693
04/2023	$187,431	$242,619	$186,461
05/2023	$180,475	$243,673	$179,269
06/2023	$192,902	$259,774	$191,178
07/2023	$201,656	$268,119	$197,900
08/2023	$196,654	$263,851	$192,558
09/2023	$189,776	$251,271	$185,127
10/2023	$184,695	$245,987	$178,595
11/2023	$197,826	$268,452	$192,070
12/2023	$209,174	$280,648	$202,710
01/2024	$210,574	$285,364	$202,920
02/2024	$217,653	$300,602	$210,405
03/2024	$229,754	$310,273	$220,924
04/2024	$220,370	$297,600	$211,488
05/2024	$228,108	$312,357	$218,192
06/2024	$226,214	$323,565	$216,139
07/2024	$237,081	$327,503	$227,189
08/2024	$242,514	$335,447	$233,283
09/2024	$244,407	$342,612	$236,521
10/2024	$243,502	$339,505	$233,918

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	31.84%	11.87%	9.31%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

LCV_Y 1024

Class Y: ABLYX

American Beacon

Large Cap Value Fund

Class A: ALVAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.00%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 23.96% (with sales charges) and 31.53% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$9,426	$10,000	$10,000
11/2014	$9,618	$10,269	$10,205
12/2014	$9,592	$10,243	$10,267
01/2015	$9,192	$9,936	$9,857
02/2015	$9,789	$10,507	$10,334
03/2015	$9,638	$10,340	$10,193
04/2015	$9,849	$10,440	$10,289
05/2015	$9,933	$10,574	$10,412
06/2015	$9,694	$10,369	$10,204
07/2015	$9,719	$10,586	$10,249
08/2015	$9,044	$9,948	$9,639
09/2015	$8,640	$9,702	$9,348
10/2015	$9,318	$10,520	$10,053
11/2015	$9,346	$10,551	$10,091
12/2015	$8,976	$10,385	$9,874
01/2016	$8,423	$9,869	$9,364
02/2016	$8,309	$9,856	$9,362
03/2016	$8,905	$10,525	$10,036
04/2016	$9,158	$10,566	$10,247
05/2016	$9,182	$10,755	$10,406
06/2016	$9,043	$10,783	$10,496
07/2016	$9,391	$11,181	$10,801
08/2016	$9,573	$11,196	$10,884
09/2016	$9,553	$11,199	$10,861
10/2016	$9,442	$10,994	$10,693
11/2016	$10,189	$11,401	$11,304
12/2016	$10,375	$11,627	$11,587
01/2017	$10,452	$11,847	$11,669
02/2017	$10,773	$12,318	$12,089
03/2017	$10,745	$12,332	$11,965
04/2017	$10,773	$12,459	$11,943
05/2017	$10,785	$12,634	$11,931
06/2017	$11,041	$12,713	$12,126
07/2017	$11,135	$12,974	$12,287
08/2017	$11,013	$13,014	$12,144
09/2017	$11,488	$13,283	$12,504
10/2017	$11,622	$13,593	$12,595
11/2017	$11,858	$14,009	$12,980
12/2017	$12,104	$14,165	$13,170
01/2018	$12,746	$14,976	$13,679
02/2018	$12,027	$14,424	$13,026
03/2018	$11,755	$14,058	$12,797
04/2018	$11,873	$14,112	$12,839
05/2018	$11,945	$14,451	$12,915
06/2018	$12,009	$14,540	$12,947
07/2018	$12,551	$15,081	$13,460
08/2018	$12,624	$15,573	$13,659
09/2018	$12,646	$15,662	$13,686
10/2018	$11,764	$14,591	$12,977
11/2018	$11,923	$14,888	$13,364
12/2018	$10,615	$13,544	$12,081
01/2019	$11,691	$14,629	$13,021
02/2019	$12,048	$15,099	$13,437
03/2019	$12,038	$15,393	$13,523
04/2019	$12,611	$16,016	$14,003
05/2019	$11,656	$14,998	$13,102
06/2019	$12,546	$16,055	$14,043
07/2019	$12,661	$16,286	$14,159
08/2019	$12,239	$16,028	$13,743
09/2019	$12,676	$16,328	$14,233
10/2019	$12,903	$16,681	$14,432
11/2019	$13,330	$17,287	$14,878
12/2019	$13,710	$17,809	$15,288
01/2020	$13,210	$17,802	$14,959
02/2020	$11,897	$16,336	$13,510
03/2020	$9,567	$14,319	$11,201
04/2020	$10,701	$16,154	$12,460
05/2020	$11,185	$16,923	$12,887
06/2020	$11,235	$17,260	$12,802
07/2020	$11,602	$18,233	$13,308
08/2020	$12,070	$19,544	$13,858
09/2020	$11,697	$18,801	$13,518
10/2020	$11,658	$18,301	$13,340
11/2020	$13,516	$20,305	$15,135
12/2020	$14,108	$21,085	$15,715
01/2021	$13,966	$20,872	$15,571
02/2021	$15,087	$21,448	$16,512
03/2021	$16,026	$22,387	$17,484
04/2021	$16,733	$23,582	$18,183
05/2021	$17,199	$23,747	$18,607
06/2021	$16,947	$24,301	$18,394
07/2021	$16,947	$24,878	$18,541
08/2021	$17,277	$25,635	$18,909
09/2021	$16,746	$24,443	$18,251
10/2021	$17,737	$26,155	$19,178
11/2021	$17,005	$25,974	$18,502
12/2021	$18,000	$27,138	$19,669
01/2022	$17,854	$25,734	$19,211
02/2022	$17,547	$24,963	$18,988
03/2022	$17,876	$25,890	$19,524
04/2022	$16,708	$23,632	$18,423
05/2022	$17,402	$23,676	$18,781
06/2022	$15,723	$21,721	$17,140
07/2022	$16,832	$23,724	$18,276
08/2022	$16,424	$22,757	$17,732
09/2022	$14,870	$20,661	$16,177
10/2022	$16,679	$22,333	$17,836
11/2022	$17,715	$23,582	$18,950
12/2022	$17,003	$22,223	$18,186
01/2023	$18,031	$23,619	$19,129
02/2023	$17,351	$23,043	$18,454
03/2023	$16,986	$23,889	$18,369
04/2023	$17,252	$24,262	$18,646
05/2023	$16,605	$24,367	$17,927
06/2023	$17,741	$25,977	$19,118
07/2023	$18,546	$26,812	$19,790
08/2023	$18,081	$26,385	$19,256
09/2023	$17,451	$25,127	$18,513
10/2023	$16,978	$24,599	$17,860
11/2023	$18,181	$26,845	$19,207
12/2023	$19,222	$28,065	$20,271
01/2024	$19,345	$28,536	$20,292
02/2024	$19,995	$30,060	$21,041
03/2024	$21,101	$31,027	$22,092
04/2024	$20,232	$29,760	$21,149
05/2024	$20,934	$31,236	$21,819
06/2024	$20,759	$32,356	$21,614
07/2024	$21,751	$32,750	$22,719
08/2024	$22,243	$33,545	$23,328
09/2024	$22,410	$34,261	$23,652
10/2024	$22,330	$33,950	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	31.53%	11.59%	9.01%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	23.96%	10.28%	8.37%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

LCV_A 1024

Class A: ALVAX

American Beacon

Large Cap Value Fund

Class C: ALVCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.72%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 29.51% (with sales charges) and 30.51% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,200	$10,269	$10,205
12/2014	$10,166	$10,243	$10,267
01/2015	$9,735	$9,936	$9,857
02/2015	$10,361	$10,507	$10,334
03/2015	$10,196	$10,340	$10,193
04/2015	$10,414	$10,440	$10,289
05/2015	$10,496	$10,574	$10,412
06/2015	$10,238	$10,369	$10,204
07/2015	$10,256	$10,586	$10,249
08/2015	$9,540	$9,948	$9,639
09/2015	$9,105	$9,702	$9,348
10/2015	$9,817	$10,520	$10,053
11/2015	$9,840	$10,551	$10,091
12/2015	$9,444	$10,385	$9,874
01/2016	$8,858	$9,869	$9,364
02/2016	$8,733	$9,856	$9,362
03/2016	$9,352	$10,525	$10,036
04/2016	$9,612	$10,566	$10,247
05/2016	$9,629	$10,755	$10,406
06/2016	$9,478	$10,783	$10,496
07/2016	$9,838	$11,181	$10,801
08/2016	$10,022	$11,196	$10,884
09/2016	$9,993	$11,199	$10,861
10/2016	$9,867	$10,994	$10,693
11/2016	$10,646	$11,401	$11,304
12/2016	$10,831	$11,627	$11,587
01/2017	$10,908	$11,847	$11,669
02/2017	$11,232	$12,318	$12,089
03/2017	$11,198	$12,332	$11,965
04/2017	$11,219	$12,459	$11,943
05/2017	$11,228	$12,634	$11,931
06/2017	$11,484	$12,713	$12,126
07/2017	$11,573	$12,974	$12,287
08/2017	$11,445	$13,014	$12,144
09/2017	$11,932	$13,283	$12,504
10/2017	$12,064	$13,593	$12,595
11/2017	$12,299	$14,009	$12,980
12/2017	$12,553	$14,165	$13,170
01/2018	$13,213	$14,976	$13,679
02/2018	$12,458	$14,424	$13,026
03/2018	$12,175	$14,058	$12,797
04/2018	$12,288	$14,112	$12,839
05/2018	$12,359	$14,451	$12,915
06/2018	$12,416	$14,540	$12,947
07/2018	$12,968	$15,081	$13,460
08/2018	$13,034	$15,573	$13,659
09/2018	$13,053	$15,662	$13,686
10/2018	$12,133	$14,591	$12,977
11/2018	$12,288	$14,888	$13,364
12/2018	$10,936	$13,544	$12,081
01/2019	$12,032	$14,629	$13,021
02/2019	$12,396	$15,099	$13,437
03/2019	$12,375	$15,393	$13,523
04/2019	$12,963	$16,016	$14,003
05/2019	$11,975	$14,998	$13,102
06/2019	$12,874	$16,055	$14,043
07/2019	$12,994	$16,286	$14,159
08/2019	$12,547	$16,028	$13,743
09/2019	$12,989	$16,328	$14,233
10/2019	$13,217	$16,681	$14,432
11/2019	$13,649	$17,287	$14,878
12/2019	$14,029	$17,809	$15,288
01/2020	$13,509	$17,802	$14,959
02/2020	$12,159	$16,336	$13,510
03/2020	$9,774	$14,319	$11,201
04/2020	$10,929	$16,154	$12,460
05/2020	$11,410	$16,923	$12,887
06/2020	$11,461	$17,260	$12,802
07/2020	$11,827	$18,233	$13,308
08/2020	$12,296	$19,544	$13,858
09/2020	$11,913	$18,801	$13,518
10/2020	$11,862	$18,301	$13,340
11/2020	$13,749	$20,305	$15,135
12/2020	$14,336	$21,085	$15,715
01/2021	$14,184	$20,872	$15,571
02/2021	$15,316	$21,448	$16,512
03/2021	$16,262	$22,387	$17,484
04/2021	$16,971	$23,582	$18,183
05/2021	$17,434	$23,747	$18,607
06/2021	$17,163	$24,301	$18,394
07/2021	$17,156	$24,878	$18,541
08/2021	$17,480	$25,635	$18,909
09/2021	$16,924	$24,443	$18,251
10/2021	$17,917	$26,155	$19,178
11/2021	$17,163	$25,974	$18,502
12/2021	$18,156	$27,138	$19,669
01/2022	$17,993	$25,734	$19,211
02/2022	$17,681	$24,963	$18,988
03/2022	$17,993	$25,890	$19,524
04/2022	$16,806	$23,632	$18,423
05/2022	$17,496	$23,676	$18,781
06/2022	$15,797	$21,721	$17,140
07/2022	$16,895	$23,724	$18,276
08/2022	$16,479	$22,757	$17,732
09/2022	$14,906	$20,661	$16,177
10/2022	$16,709	$22,333	$17,836
11/2022	$17,741	$23,582	$18,950
12/2022	$17,021	$22,223	$18,186
01/2023	$18,040	$23,619	$19,129
02/2023	$17,347	$23,043	$18,454
03/2023	$16,970	$23,889	$18,369
04/2023	$17,221	$24,262	$18,646
05/2023	$16,577	$24,367	$17,927
06/2023	$17,698	$25,977	$19,118
07/2023	$18,492	$26,812	$19,790
08/2023	$18,015	$26,385	$19,256
09/2023	$17,372	$25,127	$18,513
10/2023	$16,895	$24,599	$17,860
11/2023	$18,074	$26,845	$19,207
12/2023	$19,096	$28,065	$20,271
01/2024	$19,210	$28,536	$20,292
02/2024	$19,841	$30,060	$21,041
03/2024	$20,928	$31,027	$22,092
04/2024	$20,051	$29,760	$21,149
05/2024	$20,735	$31,236	$21,819
06/2024	$20,551	$32,356	$21,614
07/2024	$21,515	$32,750	$22,719
08/2024	$21,989	$33,545	$23,328
09/2024	$22,138	$34,261	$23,652
10/2024	$22,050	$33,950	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	30.51%	10.78%	8.23%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	29.51%	10.78%	8.23%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

LCV_C 1024

Class C: ALVCX

American Beacon

Large Cap Value Fund

Class R6: AALRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$71	0.61%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 32.02% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 1000® Value Index return of 30.98%.

• Broad market performance during the twelve-month period benefited from the loosening of monetary policy as inflation eased, coinciding with the increased prospect of a soft landing.

• The Fund’s strategy of selecting undervalued securities through a bottom-up approach provided strong returns during the period.

• The Fund's holdings in the Information Technology and Financials sectors contributed materially to the Fund's performance, while holdings in the Energy sector detracted from the Fund’s performance over the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 1000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,208	$10,269	$10,205
12/2014	$10,183	$10,243	$10,267
01/2015	$9,760	$9,936	$9,857
02/2015	$10,397	$10,507	$10,334
03/2015	$10,243	$10,340	$10,193
04/2015	$10,470	$10,440	$10,289
05/2015	$10,565	$10,574	$10,412
06/2015	$10,313	$10,369	$10,204
07/2015	$10,341	$10,586	$10,249
08/2015	$9,627	$9,948	$9,639
09/2015	$9,197	$9,702	$9,348
10/2015	$9,925	$10,520	$10,053
11/2015	$9,960	$10,551	$10,091
12/2015	$9,568	$10,385	$9,874
01/2016	$8,982	$9,869	$9,364
02/2016	$8,860	$9,856	$9,362
03/2016	$9,502	$10,525	$10,036
04/2016	$9,772	$10,566	$10,247
05/2016	$9,803	$10,755	$10,406
06/2016	$9,654	$10,783	$10,496
07/2016	$10,030	$11,181	$10,801
08/2016	$10,229	$11,196	$10,884
09/2016	$10,210	$11,199	$10,861
10/2016	$10,092	$10,994	$10,693
11/2016	$10,898	$11,401	$11,304
12/2016	$11,097	$11,627	$11,587
01/2017	$11,186	$11,847	$11,669
02/2017	$11,532	$12,318	$12,089
03/2017	$11,504	$12,332	$11,965
04/2017	$11,536	$12,459	$11,943
05/2017	$11,556	$12,634	$11,931
06/2017	$11,834	$12,713	$12,126
07/2017	$11,935	$12,974	$12,287
08/2017	$11,810	$13,014	$12,144
09/2017	$12,325	$13,283	$12,504
10/2017	$12,474	$13,593	$12,595
11/2017	$12,732	$14,009	$12,980
12/2017	$12,992	$14,165	$13,170
01/2018	$13,688	$14,976	$13,679
02/2018	$12,917	$14,424	$13,026
03/2018	$12,631	$14,058	$12,797
04/2018	$12,765	$14,112	$12,839
05/2018	$12,845	$14,451	$12,915
06/2018	$12,912	$14,540	$12,947
07/2018	$13,501	$15,081	$13,460
08/2018	$13,585	$15,573	$13,659
09/2018	$13,617	$15,662	$13,686
10/2018	$12,667	$14,591	$12,977
11/2018	$12,845	$14,888	$13,364
12/2018	$11,439	$13,544	$12,081
01/2019	$12,602	$14,629	$13,021
02/2019	$12,992	$15,099	$13,437
03/2019	$12,987	$15,393	$13,523
04/2019	$13,608	$16,016	$14,003
05/2019	$12,578	$14,998	$13,102
06/2019	$13,544	$16,055	$14,043
07/2019	$13,677	$16,286	$14,159
08/2019	$13,218	$16,028	$13,743
09/2019	$13,696	$16,328	$14,233
10/2019	$13,953	$16,681	$14,432
11/2019	$14,416	$17,287	$14,878
12/2019	$14,833	$17,809	$15,288
01/2020	$14,297	$17,802	$14,959
02/2020	$12,882	$16,336	$13,510
03/2020	$10,361	$14,319	$11,201
04/2020	$11,602	$16,154	$12,460
05/2020	$12,128	$16,923	$12,887
06/2020	$12,193	$17,260	$12,802
07/2020	$12,594	$18,233	$13,308
08/2020	$13,104	$19,544	$13,858
09/2020	$12,708	$18,801	$13,518
10/2020	$12,665	$18,301	$13,340
11/2020	$14,687	$20,305	$15,135
12/2020	$15,334	$21,085	$15,715
01/2021	$15,184	$20,872	$15,571
02/2021	$16,407	$21,448	$16,512
03/2021	$17,436	$22,387	$17,484
04/2021	$18,216	$23,582	$18,183
05/2021	$18,728	$23,747	$18,607
06/2021	$18,453	$24,301	$18,394
07/2021	$18,460	$24,878	$18,541
08/2021	$18,828	$25,635	$18,909
09/2021	$18,247	$24,443	$18,251
10/2021	$19,333	$26,155	$19,178
11/2021	$18,534	$25,974	$18,502
12/2021	$19,625	$27,138	$19,669
01/2022	$19,472	$25,734	$19,211
02/2022	$19,152	$24,963	$18,988
03/2022	$19,499	$25,890	$19,524
04/2022	$18,234	$23,632	$18,423
05/2022	$18,999	$23,676	$18,781
06/2022	$17,170	$21,721	$17,140
07/2022	$18,380	$23,724	$18,276
08/2022	$17,942	$22,757	$17,732
09/2022	$16,245	$20,661	$16,177
10/2022	$18,227	$22,333	$17,836
11/2022	$19,367	$23,582	$18,950
12/2022	$18,596	$22,223	$18,186
01/2023	$19,733	$23,619	$19,129
02/2023	$18,985	$23,043	$18,454
03/2023	$18,596	$23,889	$18,369
04/2023	$18,892	$24,262	$18,646
05/2023	$18,198	$24,367	$17,927
06/2023	$19,444	$25,977	$19,118
07/2023	$20,332	$26,812	$19,790
08/2023	$19,834	$26,385	$19,256
09/2023	$19,141	$25,127	$18,513
10/2023	$18,627	$24,599	$17,860
11/2023	$19,951	$26,845	$19,207
12/2023	$21,103	$28,065	$20,271
01/2024	$21,243	$28,536	$20,292
02/2024	$21,965	$30,060	$21,041
03/2024	$23,187	$31,027	$22,092
04/2024	$22,235	$29,760	$21,149
05/2024	$23,015	$31,236	$21,819
06/2024	$22,834	$32,356	$21,614
07/2024	$23,926	$32,750	$22,719
08/2024	$24,475	$33,545	$23,328
09/2024	$24,672	$34,261	$23,652
10/2024	$24,590	$33,950	$23,392

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	32.02%	12.00%	9.41%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 1000® Value Index	30.98%	10.14%	8.87%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund.

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$3,483,740,480
# of Portfolio Holdings	170
Portfolio Turnover Rate	26%
Total Management Fees Paid	$18,952,178

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Citigroup, Inc.	1.8
Fidelity National Information Services, Inc.	1.8
Comcast Corp., Class A	1.8
Elevance Health, Inc.	1.6
JPMorgan Chase & Co.	1.5
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.4
American Express Co.	1.3
Entergy Corp.	1.3
F5, Inc.	1.3

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	89.8
Foreign Common Stocks	6.2
Investment Companies	3.9
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Real Estate	2.0
Materials	4.1
Communication Services	4.3
Consumer Staples	6.0
Utilities	6.9
Consumer Discretionary	7.6
Information Technology	9.8
Energy	9.9
Industrials	12.4
Health Care	13.6
Financials	23.4

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Large Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

LCV_R6 1024

Class R6: AALRX

American Beacon

Small Cap Value Fund

Class R5: AVFIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$90	0.79%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 28.05% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$250,000	$250,000	$250,000
11/2014	$250,450	$256,724	$248,838
12/2014	$256,061	$256,077	$255,637
01/2015	$244,928	$248,389	$244,997
02/2015	$260,453	$262,665	$256,374
03/2015	$264,028	$258,511	$260,700
04/2015	$259,330	$260,991	$255,132
05/2015	$262,700	$264,347	$257,246
06/2015	$263,517	$259,230	$257,582
07/2015	$258,002	$264,661	$250,477
08/2015	$246,052	$248,693	$238,176
09/2015	$238,289	$242,539	$229,931
10/2015	$252,180	$262,999	$242,805
11/2015	$257,491	$263,781	$249,708
12/2015	$243,165	$259,620	$236,544
01/2016	$226,925	$246,737	$220,653
02/2016	$229,740	$246,404	$222,158
03/2016	$249,120	$263,120	$240,572
04/2016	$251,177	$264,140	$245,668
05/2016	$255,508	$268,883	$250,171
06/2016	$252,043	$269,580	$250,932
07/2016	$264,818	$279,519	$264,471
08/2016	$269,474	$279,912	$271,043
09/2016	$270,881	$279,964	$273,179
10/2016	$263,628	$274,857	$264,201
11/2016	$298,922	$285,037	$299,267
12/2016	$308,170	$290,671	$311,626
01/2017	$309,508	$296,184	$309,401
02/2017	$312,631	$307,944	$313,878
03/2017	$311,404	$308,303	$311,221
04/2017	$311,739	$311,470	$312,446
05/2017	$300,697	$315,853	$302,716
06/2017	$310,066	$317,824	$313,306
07/2017	$311,739	$324,360	$315,288
08/2017	$303,039	$325,353	$307,539
09/2017	$324,677	$332,064	$329,314
10/2017	$329,138	$339,813	$329,746
11/2017	$337,950	$350,235	$339,288
12/2017	$334,907	$354,129	$336,050
01/2018	$341,994	$374,404	$340,191
02/2018	$325,255	$360,605	$323,182
03/2018	$328,187	$351,441	$327,179
04/2018	$331,242	$352,789	$332,850
05/2018	$347,248	$361,285	$352,214
06/2018	$349,447	$363,509	$354,347
07/2018	$355,434	$377,036	$360,603
08/2018	$365,820	$389,322	$369,193
09/2018	$357,023	$391,538	$360,033
10/2018	$319,390	$364,776	$327,797
11/2018	$324,277	$372,210	$333,082
12/2018	$282,568	$338,603	$292,821
01/2019	$316,375	$365,737	$324,849
02/2019	$330,743	$377,480	$337,475
03/2019	$317,220	$384,815	$327,745
04/2019	$334,546	$400,396	$340,139
05/2019	$299,472	$374,952	$312,357
06/2019	$322,855	$401,377	$332,252
07/2019	$326,095	$407,146	$332,786
08/2019	$302,712	$400,696	$314,214
09/2019	$319,333	$408,193	$330,348
10/2019	$325,813	$417,035	$338,350
11/2019	$336,518	$432,173	$346,272
12/2019	$349,008	$445,216	$358,395
01/2020	$330,073	$445,042	$339,064
02/2020	$294,928	$408,406	$306,116
03/2020	$214,884	$357,963	$230,590
04/2020	$245,582	$403,852	$259,035
05/2020	$257,919	$423,086	$266,469
06/2020	$262,652	$431,500	$274,184
07/2020	$271,976	$455,830	$279,840
08/2020	$284,600	$488,596	$294,915
09/2020	$271,259	$470,031	$281,192
10/2020	$283,452	$457,531	$291,249
11/2020	$335,811	$507,614	$347,479
12/2020	$363,131	$527,131	$375,004
01/2021	$370,223	$521,809	$394,734
02/2021	$411,037	$536,198	$431,819
03/2021	$434,339	$559,681	$454,385
04/2021	$444,615	$589,551	$463,576
05/2021	$456,628	$593,668	$478,002
06/2021	$445,049	$607,527	$475,105
07/2021	$435,063	$621,959	$458,099
08/2021	$441,431	$640,870	$470,365
09/2021	$435,786	$611,063	$460,942
10/2021	$451,417	$653,876	$478,517
11/2021	$440,273	$649,345	$462,172
12/2021	$465,369	$678,446	$481,020
01/2022	$444,762	$643,338	$452,974
02/2022	$456,769	$624,076	$460,469
03/2022	$461,637	$647,248	$469,479
04/2022	$427,400	$590,806	$433,045
05/2022	$442,166	$591,890	$441,356
06/2022	$394,136	$543,033	$397,756
07/2022	$433,566	$593,104	$436,265
08/2022	$422,207	$568,916	$422,470
09/2022	$377,423	$516,519	$379,419
10/2022	$435,675	$558,337	$427,185
11/2022	$457,418	$589,540	$440,236
12/2022	$429,162	$555,574	$411,352
01/2023	$470,681	$590,482	$450,606
02/2023	$466,281	$576,075	$440,217
03/2023	$437,389	$597,225	$408,650
04/2023	$426,101	$606,547	$398,459
05/2023	$415,577	$609,184	$390,621
06/2023	$456,331	$649,436	$421,651
07/2023	$486,945	$670,299	$453,470
08/2023	$468,194	$659,627	$431,656
09/2023	$448,104	$628,177	$409,174
10/2023	$417,873	$614,969	$384,767
11/2023	$450,591	$671,131	$419,401
12/2023	$500,761	$701,621	$471,601
01/2024	$481,887	$713,411	$450,178
02/2024	$497,549	$751,504	$464,906
03/2024	$523,249	$775,683	$485,281
04/2024	$494,537	$744,001	$454,360
05/2024	$518,230	$780,892	$475,609
06/2024	$501,966	$808,912	$467,593
07/2024	$550,757	$818,758	$524,580
08/2024	$540,316	$838,619	$514,733
09/2024	$542,123	$856,529	$515,062
10/2024	$535,096	$848,762	$507,005

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	28.05%	10.43%	7.91%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

SCV_R5 1024

Class R5: AVFIX

American Beacon

Small Cap Value Fund

Investor Class: AVPAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$130	1.14%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 27.60% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,015	$10,269	$9,954
12/2014	$10,235	$10,243	$10,225
01/2015	$9,789	$9,936	$9,800
02/2015	$10,404	$10,507	$10,255
03/2015	$10,547	$10,340	$10,428
04/2015	$10,353	$10,440	$10,205
05/2015	$10,484	$10,574	$10,290
06/2015	$10,513	$10,369	$10,303
07/2015	$10,290	$10,586	$10,019
08/2015	$9,814	$9,948	$9,527
09/2015	$9,498	$9,702	$9,197
10/2015	$10,050	$10,520	$9,712
11/2015	$10,261	$10,551	$9,988
12/2015	$9,686	$10,385	$9,462
01/2016	$9,036	$9,869	$8,826
02/2016	$9,152	$9,856	$8,886
03/2016	$9,918	$10,525	$9,623
04/2016	$9,998	$10,566	$9,827
05/2016	$10,168	$10,755	$10,007
06/2016	$10,025	$10,783	$10,037
07/2016	$10,533	$11,181	$10,579
08/2016	$10,711	$11,196	$10,842
09/2016	$10,765	$11,199	$10,927
10/2016	$10,480	$10,994	$10,568
11/2016	$11,874	$11,401	$11,971
12/2016	$12,238	$11,627	$12,465
01/2017	$12,289	$11,847	$12,376
02/2017	$12,412	$12,318	$12,555
03/2017	$12,357	$12,332	$12,449
04/2017	$12,367	$12,459	$12,498
05/2017	$11,927	$12,634	$12,109
06/2017	$12,298	$12,713	$12,532
07/2017	$12,357	$12,974	$12,612
08/2017	$12,009	$13,014	$12,302
09/2017	$12,866	$13,283	$13,173
10/2017	$13,040	$13,593	$13,190
11/2017	$13,384	$14,009	$13,572
12/2017	$13,260	$14,165	$13,442
01/2018	$13,542	$14,976	$13,608
02/2018	$12,869	$14,424	$12,927
03/2018	$12,984	$14,058	$13,087
04/2018	$13,100	$14,112	$13,314
05/2018	$13,732	$14,451	$14,089
06/2018	$13,813	$14,540	$14,174
07/2018	$14,044	$15,081	$14,424
08/2018	$14,455	$15,573	$14,768
09/2018	$14,104	$15,662	$14,401
10/2018	$12,613	$14,591	$13,112
11/2018	$12,803	$14,888	$13,323
12/2018	$11,153	$13,544	$11,713
01/2019	$12,487	$14,629	$12,994
02/2019	$13,049	$15,099	$13,499
03/2019	$12,510	$15,393	$13,110
04/2019	$13,188	$16,016	$13,606
05/2019	$11,803	$14,998	$12,494
06/2019	$12,719	$16,055	$13,290
07/2019	$12,846	$16,286	$13,311
08/2019	$11,924	$16,028	$12,569
09/2019	$12,568	$16,328	$13,214
10/2019	$12,823	$16,681	$13,534
11/2019	$13,240	$17,287	$13,851
12/2019	$13,727	$17,809	$14,336
01/2020	$12,979	$17,802	$13,563
02/2020	$11,595	$16,336	$12,245
03/2020	$8,444	$14,319	$9,224
04/2020	$9,652	$16,154	$10,361
05/2020	$10,129	$16,923	$10,659
06/2020	$10,317	$17,260	$10,967
07/2020	$10,682	$18,233	$11,194
08/2020	$11,171	$19,544	$11,797
09/2020	$10,641	$18,801	$11,248
10/2020	$11,118	$18,301	$11,650
11/2020	$13,173	$20,305	$13,899
12/2020	$14,235	$21,085	$15,000
01/2021	$14,513	$20,872	$15,789
02/2021	$16,107	$21,448	$17,273
03/2021	$17,014	$22,387	$18,175
04/2021	$17,417	$23,582	$18,543
05/2021	$17,879	$23,747	$19,120
06/2021	$17,417	$24,301	$19,004
07/2021	$17,026	$24,878	$18,324
08/2021	$17,269	$25,635	$18,815
09/2021	$17,044	$24,443	$18,438
10/2021	$17,648	$26,155	$19,141
11/2021	$17,204	$25,974	$18,487
12/2021	$18,181	$27,138	$19,241
01/2022	$17,376	$25,734	$18,119
02/2022	$17,842	$24,963	$18,419
03/2022	$18,028	$25,890	$18,779
04/2022	$16,684	$23,632	$17,322
05/2022	$17,256	$23,676	$17,654
06/2022	$15,379	$21,721	$15,910
07/2022	$16,910	$23,724	$17,451
08/2022	$16,464	$22,757	$16,899
09/2022	$14,707	$20,661	$15,177
10/2022	$16,976	$22,333	$17,087
11/2022	$17,822	$23,582	$17,609
12/2022	$16,716	$22,223	$16,454
01/2023	$18,326	$23,619	$18,024
02/2023	$18,152	$23,043	$17,609
03/2023	$17,016	$23,889	$16,346
04/2023	$16,574	$24,262	$15,938
05/2023	$16,164	$24,367	$15,625
06/2023	$17,742	$25,977	$16,866
07/2023	$18,933	$26,812	$18,139
08/2023	$18,199	$26,385	$17,266
09/2023	$17,411	$25,127	$16,367
10/2023	$16,227	$24,599	$15,391
11/2023	$17,489	$26,845	$16,776
12/2023	$19,440	$28,065	$18,864
01/2024	$18,696	$28,536	$18,007
02/2024	$19,300	$30,060	$18,596
03/2024	$20,301	$31,027	$19,411
04/2024	$19,176	$29,760	$18,174
05/2024	$20,086	$31,236	$19,024
06/2024	$19,449	$32,356	$18,704
07/2024	$21,335	$32,750	$20,983
08/2024	$20,929	$33,545	$20,589
09/2024	$20,987	$34,261	$20,602
10/2024	$20,706	$33,950	$20,280

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	27.60%	10.06%	7.55%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

SCV_Investor 1024

Investor Class: AVPAX

American Beacon

Small Cap Value Fund

Class Advisor: AASSX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$147	1.29%

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 27.40% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Advisor	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,015	$10,269	$9,954
12/2014	$10,232	$10,243	$10,225
01/2015	$9,790	$9,936	$9,800
02/2015	$10,402	$10,507	$10,255
03/2015	$10,543	$10,340	$10,428
04/2015	$10,347	$10,440	$10,205
05/2015	$10,479	$10,574	$10,290
06/2015	$10,509	$10,369	$10,303
07/2015	$10,283	$10,586	$10,019
08/2015	$9,802	$9,948	$9,527
09/2015	$9,488	$9,702	$9,197
10/2015	$10,041	$10,520	$9,712
11/2015	$10,249	$10,551	$9,988
12/2015	$9,670	$10,385	$9,462
01/2016	$9,023	$9,869	$8,826
02/2016	$9,135	$9,856	$8,886
03/2016	$9,900	$10,525	$9,623
04/2016	$9,976	$10,566	$9,827
05/2016	$10,142	$10,755	$10,007
06/2016	$9,999	$10,783	$10,037
07/2016	$10,502	$11,181	$10,579
08/2016	$10,682	$11,196	$10,842
09/2016	$10,732	$11,199	$10,927
10/2016	$10,444	$10,994	$10,568
11/2016	$11,838	$11,401	$11,971
12/2016	$12,197	$11,627	$12,465
01/2017	$12,248	$11,847	$12,376
02/2017	$12,368	$12,318	$12,555
03/2017	$12,313	$12,332	$12,449
04/2017	$12,322	$12,459	$12,498
05/2017	$11,878	$12,634	$12,109
06/2017	$12,243	$12,713	$12,532
07/2017	$12,303	$12,974	$12,612
08/2017	$11,957	$13,014	$12,302
09/2017	$12,807	$13,283	$13,173
10/2017	$12,978	$13,593	$13,190
11/2017	$13,315	$14,009	$13,572
12/2017	$13,194	$14,165	$13,442
01/2018	$13,467	$14,976	$13,608
02/2018	$12,800	$14,424	$12,927
03/2018	$12,911	$14,058	$13,087
04/2018	$13,027	$14,112	$13,314
05/2018	$13,650	$14,451	$14,089
06/2018	$13,731	$14,540	$14,174
07/2018	$13,963	$15,081	$14,424
08/2018	$14,368	$15,573	$14,768
09/2018	$14,014	$15,662	$14,401
10/2018	$12,532	$14,591	$13,112
11/2018	$12,719	$14,888	$13,323
12/2018	$11,077	$13,544	$11,713
01/2019	$12,396	$14,629	$12,994
02/2019	$12,956	$15,099	$13,499
03/2019	$12,419	$15,393	$13,110
04/2019	$13,090	$16,016	$13,606
05/2019	$11,713	$14,998	$12,494
06/2019	$12,624	$16,055	$13,290
07/2019	$12,740	$16,286	$13,311
08/2019	$11,824	$16,028	$12,569
09/2019	$12,466	$16,328	$13,214
10/2019	$12,717	$16,681	$13,534
11/2019	$13,131	$17,287	$13,851
12/2019	$13,617	$17,809	$14,336
01/2020	$12,871	$17,802	$13,563
02/2020	$11,498	$16,336	$12,245
03/2020	$8,378	$14,319	$9,224
04/2020	$9,568	$16,154	$10,361
05/2020	$10,047	$16,923	$10,659
06/2020	$10,225	$17,260	$10,967
07/2020	$10,586	$18,233	$11,194
08/2020	$11,071	$19,544	$11,797
09/2020	$10,545	$18,801	$11,248
10/2020	$11,012	$18,301	$11,650
11/2020	$13,049	$20,305	$13,899
12/2020	$14,098	$21,085	$15,000
01/2021	$14,372	$20,872	$15,789
02/2021	$15,949	$21,448	$17,273
03/2021	$16,842	$22,387	$18,175
04/2021	$17,240	$23,582	$18,543
05/2021	$17,693	$23,747	$19,120
06/2021	$17,240	$24,301	$19,004
07/2021	$16,848	$24,878	$18,324
08/2021	$17,086	$25,635	$18,815
09/2021	$16,860	$24,443	$18,438
10/2021	$17,461	$26,155	$19,141
11/2021	$17,014	$25,974	$18,487
12/2021	$17,983	$27,138	$19,241
01/2022	$17,176	$25,734	$18,119
02/2022	$17,636	$24,963	$18,419
03/2022	$17,816	$25,890	$18,779
04/2022	$16,488	$23,632	$17,322
05/2022	$17,056	$23,676	$17,654
06/2022	$15,194	$21,721	$15,910
07/2022	$16,709	$23,724	$17,451
08/2022	$16,262	$22,757	$16,899
09/2022	$14,527	$20,661	$15,177
10/2022	$16,769	$22,333	$17,087
11/2022	$17,603	$23,582	$17,609
12/2022	$16,501	$22,223	$16,454
01/2023	$18,093	$23,619	$18,024
02/2023	$17,919	$23,043	$17,609
03/2023	$16,794	$23,889	$16,346
04/2023	$16,359	$24,262	$15,938
05/2023	$15,947	$24,367	$15,625
06/2023	$17,507	$25,977	$16,866
07/2023	$18,679	$26,812	$18,139
08/2023	$17,950	$26,385	$17,266
09/2023	$17,167	$25,127	$16,367
10/2023	$16,003	$24,599	$15,391
11/2023	$17,246	$26,845	$16,776
12/2023	$19,160	$28,065	$18,864
01/2024	$18,430	$28,536	$18,007
02/2024	$19,027	$30,060	$18,596
03/2024	$20,006	$31,027	$19,411
04/2024	$18,894	$29,760	$18,174
05/2024	$19,791	$31,236	$19,024
06/2024	$19,160	$32,356	$18,704
07/2024	$21,010	$32,750	$20,983
08/2024	$20,612	$33,545	$20,589
09/2024	$20,670	$34,261	$20,602
10/2024	$20,388	$33,950	$20,280

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	27.40%	9.90%	7.38%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

SCV_Advisor 1024

Class Advisor: AASSX

American Beacon

Small Cap Value Fund

Class Y: ABSYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$98	0.86%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 27.97% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$100,000	$100,000	$100,000
11/2014	$100,182	$102,689	$99,535
12/2014	$102,405	$102,431	$102,255
01/2015	$97,987	$99,356	$97,999
02/2015	$104,139	$105,066	$102,550
03/2015	$105,585	$103,404	$104,280
04/2015	$103,685	$104,396	$102,053
05/2015	$105,048	$105,739	$102,899
06/2015	$105,337	$103,692	$103,033
07/2015	$103,148	$105,864	$100,191
08/2015	$98,358	$99,477	$95,271
09/2015	$95,220	$97,016	$91,973
10/2015	$100,795	$105,199	$97,122
11/2015	$102,901	$105,512	$99,883
12/2015	$97,181	$103,848	$94,618
01/2016	$90,659	$98,695	$88,261
02/2016	$91,797	$98,562	$88,863
03/2016	$99,545	$105,248	$96,229
04/2016	$100,377	$105,656	$98,267
05/2016	$102,084	$107,553	$100,069
06/2016	$100,683	$107,832	$100,373
07/2016	$105,761	$111,808	$105,788
08/2016	$107,643	$111,965	$108,417
09/2016	$108,169	$111,986	$109,272
10/2016	$105,323	$109,943	$105,680
11/2016	$119,375	$114,015	$119,707
12/2016	$123,045	$116,268	$124,650
01/2017	$123,586	$118,473	$123,761
02/2017	$124,848	$123,178	$125,551
03/2017	$124,352	$123,321	$124,488
04/2017	$124,443	$124,588	$124,978
05/2017	$120,069	$126,341	$121,086
06/2017	$123,766	$127,130	$125,322
07/2017	$124,443	$129,744	$126,115
08/2017	$120,926	$130,141	$123,016
09/2017	$129,583	$132,826	$131,726
10/2017	$131,341	$135,925	$131,898
11/2017	$134,858	$140,094	$135,715
12/2017	$133,684	$141,652	$134,420
01/2018	$136,501	$149,762	$136,076
02/2018	$129,780	$144,242	$129,273
03/2018	$130,966	$140,576	$130,872
04/2018	$132,152	$141,116	$133,140
05/2018	$138,527	$144,514	$140,886
06/2018	$139,417	$145,403	$141,739
07/2018	$141,740	$150,814	$144,241
08/2018	$145,940	$155,729	$147,677
09/2018	$142,431	$156,615	$144,013
10/2018	$127,358	$145,910	$131,119
11/2018	$129,335	$148,884	$133,233
12/2018	$112,701	$135,441	$117,128
01/2019	$126,161	$146,295	$129,940
02/2019	$131,865	$150,992	$134,990
03/2019	$126,503	$153,926	$131,098
04/2019	$133,348	$160,158	$136,056
05/2019	$119,374	$149,981	$124,943
06/2019	$128,671	$160,551	$132,901
07/2019	$129,983	$162,858	$133,115
08/2019	$120,629	$160,278	$125,686
09/2019	$127,245	$163,277	$132,139
10/2019	$129,812	$166,814	$135,340
11/2019	$134,089	$172,869	$138,509
12/2019	$139,036	$178,087	$143,358
01/2020	$131,489	$178,017	$135,626
02/2020	$117,499	$163,363	$122,446
03/2020	$85,628	$143,185	$92,236
04/2020	$97,819	$161,541	$103,614
05/2020	$102,695	$169,235	$106,588
06/2020	$104,611	$172,600	$109,674
07/2020	$108,326	$182,332	$111,936
08/2020	$113,319	$195,438	$117,966
09/2020	$107,978	$188,012	$112,477
10/2020	$112,854	$183,012	$116,500
11/2020	$133,695	$203,046	$138,992
12/2020	$144,537	$210,852	$150,002
01/2021	$147,347	$208,724	$157,894
02/2021	$163,563	$214,479	$172,727
03/2021	$172,871	$223,872	$181,754
04/2021	$176,969	$235,820	$185,430
05/2021	$181,710	$237,467	$191,201
06/2021	$177,086	$243,011	$190,042
07/2021	$173,105	$248,784	$183,240
08/2021	$175,622	$256,348	$188,146
09/2021	$173,398	$244,425	$184,377
10/2021	$179,603	$261,550	$191,407
11/2021	$175,095	$259,738	$184,869
12/2021	$185,116	$271,378	$192,408
01/2022	$176,901	$257,335	$181,190
02/2022	$181,633	$249,630	$184,188
03/2022	$183,604	$258,899	$187,792
04/2022	$170,002	$236,323	$173,218
05/2022	$175,850	$236,756	$176,542
06/2022	$156,727	$217,213	$159,102
07/2022	$172,367	$237,241	$174,506
08/2022	$167,833	$227,566	$168,988
09/2022	$150,025	$206,608	$151,768
10/2022	$173,222	$223,335	$170,874
11/2022	$181,830	$235,816	$176,095
12/2022	$170,622	$222,229	$164,541
01/2023	$187,094	$236,193	$180,242
02/2023	$185,385	$230,430	$176,087
03/2023	$173,808	$238,890	$163,460
04/2023	$169,301	$242,619	$159,384
05/2023	$165,106	$243,673	$156,249
06/2023	$181,267	$259,774	$168,660
07/2023	$193,465	$268,119	$181,388
08/2023	$186,006	$263,851	$172,662
09/2023	$178,004	$251,271	$163,670
10/2023	$165,961	$245,987	$153,907
11/2023	$178,936	$268,452	$167,761
12/2023	$198,927	$280,648	$188,640
01/2024	$191,342	$285,364	$180,071
02/2024	$197,622	$300,602	$185,962
03/2024	$207,817	$310,273	$194,112
04/2024	$196,399	$297,600	$181,744
05/2024	$205,778	$312,357	$190,244
06/2024	$199,335	$323,565	$187,037
07/2024	$218,665	$327,503	$209,832
08/2024	$214,505	$335,447	$205,893
09/2024	$215,239	$342,612	$206,025
10/2024	$212,385	$339,505	$202,802

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	27.97%	10.35%	7.82%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

SCV_Y 1024

Class Y: ABSYX

American Beacon

Small Cap Value Fund

Class A: ABSAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.21%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 20.16% (with sales charges) and 27.50% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$9,427	$10,000	$10,000
11/2014	$9,441	$10,269	$9,954
12/2014	$9,645	$10,243	$10,225
01/2015	$9,227	$9,936	$9,800
02/2015	$9,806	$10,507	$10,255
03/2015	$9,939	$10,340	$10,428
04/2015	$9,758	$10,440	$10,205
05/2015	$9,879	$10,574	$10,290
06/2015	$9,907	$10,369	$10,303
07/2015	$9,698	$10,586	$10,019
08/2015	$9,247	$9,948	$9,527
09/2015	$8,950	$9,702	$9,197
10/2015	$9,468	$10,520	$9,712
11/2015	$9,666	$10,551	$9,988
12/2015	$9,122	$10,385	$9,462
01/2016	$8,512	$9,869	$8,826
02/2016	$8,619	$9,856	$8,886
03/2016	$9,339	$10,525	$9,623
04/2016	$9,416	$10,566	$9,827
05/2016	$9,573	$10,755	$10,007
06/2016	$9,441	$10,783	$10,037
07/2016	$9,914	$11,181	$10,579
08/2016	$10,085	$11,196	$10,842
09/2016	$10,136	$11,199	$10,927
10/2016	$9,863	$10,994	$10,568
11/2016	$11,180	$11,401	$11,971
12/2016	$11,521	$11,627	$12,465
01/2017	$11,565	$11,847	$12,376
02/2017	$11,683	$12,318	$12,555
03/2017	$11,631	$12,332	$12,449
04/2017	$11,639	$12,459	$12,498
05/2017	$11,223	$12,634	$12,109
06/2017	$11,569	$12,713	$12,532
07/2017	$11,626	$12,974	$12,612
08/2017	$11,298	$13,014	$12,302
09/2017	$12,104	$13,283	$13,173
10/2017	$12,266	$13,593	$13,190
11/2017	$12,586	$14,009	$13,572
12/2017	$12,473	$14,165	$13,442
01/2018	$12,733	$14,976	$13,608
02/2018	$12,103	$14,424	$12,927
03/2018	$12,213	$14,058	$13,087
04/2018	$12,319	$14,112	$13,314
05/2018	$12,911	$14,451	$14,089
06/2018	$12,987	$14,540	$14,174
07/2018	$13,204	$15,081	$14,424
08/2018	$13,589	$15,573	$14,768
09/2018	$13,257	$15,662	$14,401
10/2018	$11,853	$14,591	$13,112
11/2018	$12,031	$14,888	$13,323
12/2018	$10,480	$13,544	$11,713
01/2019	$11,732	$14,629	$12,994
02/2019	$12,261	$15,099	$13,499
03/2019	$11,754	$15,393	$13,110
04/2019	$12,389	$16,016	$13,606
05/2019	$11,087	$14,998	$12,494
06/2019	$11,949	$16,055	$13,290
07/2019	$12,066	$16,286	$13,311
08/2019	$11,198	$16,028	$12,569
09/2019	$11,804	$16,328	$13,214
10/2019	$12,038	$16,681	$13,534
11/2019	$12,427	$17,287	$13,851
12/2019	$12,890	$17,809	$14,336
01/2020	$12,184	$17,802	$13,563
02/2020	$10,880	$16,336	$12,245
03/2020	$7,927	$14,319	$9,224
04/2020	$9,056	$16,154	$10,361
05/2020	$9,508	$16,923	$10,659
06/2020	$9,677	$17,260	$10,967
07/2020	$10,021	$18,233	$11,194
08/2020	$10,479	$19,544	$11,797
09/2020	$9,982	$18,801	$11,248
10/2020	$10,428	$18,301	$11,650
11/2020	$12,353	$20,305	$13,899
12/2020	$13,350	$21,085	$15,000
01/2021	$13,605	$20,872	$15,789
02/2021	$15,099	$21,448	$17,273
03/2021	$15,950	$22,387	$18,175
04/2021	$16,325	$23,582	$18,543
05/2021	$16,757	$23,747	$19,120
06/2021	$16,325	$24,301	$19,004
07/2021	$15,956	$24,878	$18,324
08/2021	$16,183	$25,635	$18,815
09/2021	$15,973	$24,443	$18,438
10/2021	$16,535	$26,155	$19,141
11/2021	$16,121	$25,974	$18,487
12/2021	$17,037	$27,138	$19,241
01/2022	$16,277	$25,734	$18,119
02/2022	$16,711	$24,963	$18,419
03/2022	$16,884	$25,890	$18,779
04/2022	$15,625	$23,632	$17,322
05/2022	$16,162	$23,676	$17,654
06/2022	$14,398	$21,721	$15,910
07/2022	$15,836	$23,724	$17,451
08/2022	$15,414	$22,757	$16,899
09/2022	$13,772	$20,661	$15,177
10/2022	$15,893	$22,333	$17,087
11/2022	$16,686	$23,582	$17,609
12/2022	$15,649	$22,223	$16,454
01/2023	$17,153	$23,619	$18,024
02/2023	$16,994	$23,043	$17,609
03/2023	$15,922	$23,889	$16,346
04/2023	$15,512	$24,262	$15,938
05/2023	$15,125	$24,367	$15,625
06/2023	$16,598	$25,977	$16,866
07/2023	$17,708	$26,812	$18,139
08/2023	$17,024	$26,385	$17,266
09/2023	$16,287	$25,127	$16,367
10/2023	$15,178	$24,599	$15,391
11/2023	$16,363	$26,845	$16,776
12/2023	$18,179	$28,065	$18,864
01/2024	$17,486	$28,536	$18,007
02/2024	$18,052	$30,060	$18,596
03/2024	$18,977	$31,027	$19,411
04/2024	$17,932	$29,760	$18,174
05/2024	$18,777	$31,236	$19,024
06/2024	$18,187	$32,356	$18,704
07/2024	$19,941	$32,750	$20,983
08/2024	$19,559	$33,545	$20,589
09/2024	$19,622	$34,261	$20,602
10/2024	$19,351	$33,950	$20,280

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	27.50%	9.96%	7.46%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	20.16%	8.66%	6.82%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

SCV_A 1024

Class A: ABSAX

American Beacon

Small Cap Value Fund

Class C: ASVCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$221	1.95%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 25.56% (with sales charges) and 26.56% (without sales charges) for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,008	$10,269	$9,954
12/2014	$10,222	$10,243	$10,225
01/2015	$9,768	$9,936	$9,800
02/2015	$10,375	$10,507	$10,255
03/2015	$10,510	$10,340	$10,428
04/2015	$10,314	$10,440	$10,205
05/2015	$10,436	$10,574	$10,290
06/2015	$10,458	$10,369	$10,303
07/2015	$10,231	$10,586	$10,019
08/2015	$9,747	$9,948	$9,527
09/2015	$9,428	$9,702	$9,197
10/2015	$9,969	$10,520	$9,712
11/2015	$10,170	$10,551	$9,988
12/2015	$9,596	$10,385	$9,462
01/2016	$8,947	$9,869	$8,826
02/2016	$9,048	$9,856	$8,886
03/2016	$9,804	$10,525	$9,623
04/2016	$9,877	$10,566	$9,827
05/2016	$10,034	$10,755	$10,007
06/2016	$9,891	$10,783	$10,037
07/2016	$10,379	$11,181	$10,579
08/2016	$10,554	$11,196	$10,842
09/2016	$10,600	$11,199	$10,927
10/2016	$10,305	$10,994	$10,568
11/2016	$11,673	$11,401	$11,971
12/2016	$12,023	$11,627	$12,465
01/2017	$12,066	$11,847	$12,376
02/2017	$12,179	$12,318	$12,555
03/2017	$12,118	$12,332	$12,449
04/2017	$12,118	$12,459	$12,498
05/2017	$11,679	$12,634	$12,109
06/2017	$12,033	$12,713	$12,532
07/2017	$12,085	$12,974	$12,612
08/2017	$11,736	$13,014	$12,302
09/2017	$12,561	$13,283	$13,173
10/2017	$12,721	$13,593	$13,190
11/2017	$13,046	$14,009	$13,572
12/2017	$12,936	$14,165	$13,442
01/2018	$13,200	$14,976	$13,608
02/2018	$12,537	$14,424	$12,927
03/2018	$12,640	$14,058	$13,087
04/2018	$12,749	$14,112	$13,314
05/2018	$13,355	$14,451	$14,089
06/2018	$13,428	$14,540	$14,174
07/2018	$13,645	$15,081	$14,424
08/2018	$14,029	$15,573	$14,768
09/2018	$13,682	$15,662	$14,401
10/2018	$12,226	$14,591	$13,112
11/2018	$12,402	$14,888	$13,323
12/2018	$10,797	$13,544	$11,713
01/2019	$12,078	$14,629	$12,994
02/2019	$12,613	$15,099	$13,499
03/2019	$12,090	$15,393	$13,110
04/2019	$12,733	$16,016	$13,606
05/2019	$11,386	$14,998	$12,494
06/2019	$12,264	$16,055	$13,290
07/2019	$12,378	$16,286	$13,311
08/2019	$11,483	$16,028	$12,569
09/2019	$12,096	$16,328	$13,214
10/2019	$12,330	$16,681	$13,534
11/2019	$12,721	$17,287	$13,851
12/2019	$13,184	$17,809	$14,336
01/2020	$12,456	$17,802	$13,563
02/2020	$11,120	$16,336	$12,245
03/2020	$8,097	$14,319	$9,224
04/2020	$9,245	$16,154	$10,361
05/2020	$9,694	$16,923	$10,659
06/2020	$9,864	$17,260	$10,967
07/2020	$10,210	$18,233	$11,194
08/2020	$10,671	$19,544	$11,797
09/2020	$10,161	$18,801	$11,248
10/2020	$10,604	$18,301	$11,650
11/2020	$12,553	$20,305	$13,899
12/2020	$13,560	$21,085	$15,000
01/2021	$13,815	$20,872	$15,789
02/2021	$15,321	$21,448	$17,273
03/2021	$16,170	$22,387	$18,175
04/2021	$16,547	$23,582	$18,543
05/2021	$16,972	$23,747	$19,120
06/2021	$16,529	$24,301	$19,004
07/2021	$16,140	$24,878	$18,324
08/2021	$16,359	$25,635	$18,815
09/2021	$16,140	$24,443	$18,438
10/2021	$16,699	$26,155	$19,141
11/2021	$16,268	$25,974	$18,487
12/2021	$17,180	$27,138	$19,241
01/2022	$16,406	$25,734	$18,119
02/2022	$16,837	$24,963	$18,419
03/2022	$17,002	$25,890	$18,779
04/2022	$15,728	$23,632	$17,322
05/2022	$16,248	$23,676	$17,654
06/2022	$14,474	$21,721	$15,910
07/2022	$15,906	$23,724	$17,451
08/2022	$15,474	$22,757	$16,899
09/2022	$13,817	$20,661	$15,177
10/2022	$15,940	$22,333	$17,087
11/2022	$16,721	$23,582	$17,609
12/2022	$15,672	$22,223	$16,454
01/2023	$17,171	$23,619	$18,024
02/2023	$16,999	$23,043	$17,609
03/2023	$15,918	$23,889	$16,346
04/2023	$15,492	$24,262	$15,938
05/2023	$15,090	$24,367	$15,625
06/2023	$16,557	$25,977	$16,866
07/2023	$17,655	$26,812	$18,139
08/2023	$16,958	$26,385	$17,266
09/2023	$16,213	$25,127	$16,367
10/2023	$15,107	$24,599	$15,391
11/2023	$16,270	$26,845	$16,776
12/2023	$18,066	$28,065	$18,864
01/2024	$17,373	$28,536	$18,007
02/2024	$17,921	$30,060	$18,596
03/2024	$18,828	$31,027	$19,411
04/2024	$17,784	$29,760	$18,174
05/2024	$18,614	$31,236	$19,024
06/2024	$18,006	$32,356	$18,704
07/2024	$19,736	$32,750	$20,983
08/2024	$19,351	$33,545	$20,589
09/2024	$19,393	$34,261	$20,602
10/2024	$19,120	$33,950	$20,280

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	26.56%	9.17%	6.70%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	25.56%	9.17%	6.70%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

SCV_C 1024

Class C: ASVCX

American Beacon

Small Cap Value Fund

Class R6: AASRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$87	0.76%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 28.10% for the twelve months ended October 31, 2024, compared to the S&P 500® Index TR return of 38.02% and the Russell 2000® Value Index return of 31.77%.

• Broad market performance during the period was primarily driven by a 50-basis point interest rate cut, the first since the pandemic and increasing optimism that the U.S. economy could avoid a recession.

• The Fund’s focus is on finding undervalued, high-quality companies with above average earnings growth.

• The Fund's performance was positive in ten of the eleven sectors where it invested, except for the Energy sector. The Fund's holdings in the Information Technology, Industrials and Financials sectors were the top contributors to the Fund's positive relative performance, while holdings in the Consumer Discretionary, Materials and Health Care sectors detracted from relative returns.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	S&P 500® Index TR	Russell 2000® Value Index
10/2014	$10,000	$10,000	$10,000
11/2014	$10,018	$10,269	$9,954
12/2014	$10,242	$10,243	$10,225
01/2015	$9,797	$9,936	$9,800
02/2015	$10,418	$10,507	$10,255
03/2015	$10,561	$10,340	$10,428
04/2015	$10,373	$10,440	$10,205
05/2015	$10,508	$10,574	$10,290
06/2015	$10,541	$10,369	$10,303
07/2015	$10,320	$10,586	$10,019
08/2015	$9,842	$9,948	$9,527
09/2015	$9,532	$9,702	$9,197
10/2015	$10,087	$10,520	$9,712
11/2015	$10,300	$10,551	$9,988
12/2015	$9,727	$10,385	$9,462
01/2016	$9,077	$9,869	$8,826
02/2016	$9,190	$9,856	$8,886
03/2016	$9,965	$10,525	$9,623
04/2016	$10,047	$10,566	$9,827
05/2016	$10,220	$10,755	$10,007
06/2016	$10,082	$10,783	$10,037
07/2016	$10,593	$11,181	$10,579
08/2016	$10,779	$11,196	$10,842
09/2016	$10,835	$11,199	$10,927
10/2016	$10,545	$10,994	$10,568
11/2016	$11,957	$11,401	$11,971
12/2016	$12,327	$11,627	$12,465
01/2017	$12,380	$11,847	$12,376
02/2017	$12,505	$12,318	$12,555
03/2017	$12,456	$12,332	$12,449
04/2017	$12,470	$12,459	$12,498
05/2017	$12,028	$12,634	$12,109
06/2017	$12,398	$12,713	$12,532
07/2017	$12,465	$12,974	$12,612
08/2017	$12,117	$13,014	$12,302
09/2017	$12,987	$13,283	$13,173
10/2017	$13,166	$13,593	$13,190
11/2017	$13,518	$14,009	$13,572
12/2017	$13,401	$14,165	$13,442
01/2018	$13,684	$14,976	$13,608
02/2018	$13,010	$14,424	$12,927
03/2018	$13,132	$14,058	$13,087
04/2018	$13,249	$14,112	$13,314
05/2018	$13,894	$14,451	$14,089
06/2018	$13,982	$14,540	$14,174
07/2018	$14,217	$15,081	$14,424
08/2018	$14,638	$15,573	$14,768
09/2018	$14,286	$15,662	$14,401
10/2018	$12,780	$14,591	$13,112
11/2018	$12,975	$14,888	$13,323
12/2018	$11,311	$13,544	$11,713
01/2019	$12,659	$14,629	$12,994
02/2019	$13,234	$15,099	$13,499
03/2019	$12,693	$15,393	$13,110
04/2019	$13,386	$16,016	$13,606
05/2019	$11,982	$14,998	$12,494
06/2019	$12,918	$16,055	$13,290
07/2019	$13,048	$16,286	$13,311
08/2019	$12,118	$16,028	$12,569
09/2019	$12,777	$16,328	$13,214
10/2019	$13,037	$16,681	$13,534
11/2019	$13,465	$17,287	$13,851
12/2019	$13,969	$17,809	$14,336
01/2020	$13,211	$17,802	$13,563
02/2020	$11,804	$16,336	$12,245
03/2020	$8,604	$14,319	$9,224
04/2020	$9,828	$16,154	$10,361
05/2020	$10,322	$16,923	$10,659
06/2020	$10,511	$17,260	$10,967
07/2020	$10,890	$18,233	$11,194
08/2020	$11,390	$19,544	$11,797
09/2020	$10,856	$18,801	$11,248
10/2020	$11,344	$18,301	$11,650
11/2020	$13,446	$20,305	$13,899
12/2020	$14,532	$21,085	$15,000
01/2021	$14,822	$20,872	$15,789
02/2021	$16,457	$21,448	$17,273
03/2021	$17,390	$22,387	$18,175
04/2021	$17,802	$23,582	$18,543
05/2021	$18,283	$23,747	$19,120
06/2021	$17,819	$24,301	$19,004
07/2021	$17,425	$24,878	$18,324
08/2021	$17,674	$25,635	$18,815
09/2021	$17,454	$24,443	$18,438
10/2021	$18,080	$26,155	$19,141
11/2021	$17,628	$25,974	$18,487
12/2021	$18,632	$27,138	$19,241
01/2022	$17,813	$25,734	$18,119
02/2022	$18,294	$24,963	$18,419
03/2022	$18,489	$25,890	$18,779
04/2022	$17,118	$23,632	$17,322
05/2022	$17,709	$23,676	$17,654
06/2022	$15,785	$21,721	$15,910
07/2022	$17,365	$23,724	$17,451
08/2022	$16,910	$22,757	$16,899
09/2022	$15,115	$20,661	$15,177
10/2022	$17,456	$22,333	$17,087
11/2022	$18,327	$23,582	$17,609
12/2022	$17,194	$22,223	$16,454
01/2023	$18,858	$23,619	$18,024
02/2023	$18,682	$23,043	$17,609
03/2023	$17,516	$23,889	$16,346
04/2023	$17,071	$24,262	$15,938
05/2023	$16,649	$24,367	$15,625
06/2023	$18,283	$25,977	$16,866
07/2023	$19,510	$26,812	$18,139
08/2023	$18,758	$26,385	$17,266
09/2023	$17,953	$25,127	$16,367
10/2023	$16,741	$24,599	$15,391
11/2023	$18,053	$26,845	$16,776
12/2023	$20,062	$28,065	$18,864
01/2024	$19,305	$28,536	$18,007
02/2024	$19,933	$30,060	$18,596
03/2024	$20,972	$31,027	$19,411
04/2024	$19,820	$29,760	$18,174
05/2024	$20,770	$31,236	$19,024
06/2024	$20,118	$32,356	$18,704
07/2024	$22,074	$32,750	$20,983
08/2024	$21,656	$33,545	$20,589
09/2024	$21,728	$34,261	$20,602
10/2024	$21,446	$33,950	$20,280

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	28.10%	10.47%	7.93%
S&P 500® Index TR	38.02%	15.27%	13.00%
Russell 2000® Value Index	31.77%	8.42%	7.33%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund.

The S&P 500 Index TR is replacing the Russell 2000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Value Index reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$4,602,724,944
# of Portfolio Holdings	454
Portfolio Turnover Rate	52%
Total Management Fees Paid	$32,443,065

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

F5, Inc.	1.3
Columbia Banking System, Inc.	1.3
NOV, Inc.	1.2
Greenbrier Cos., Inc.	1.1
Avnet, Inc.	1.1
Texas Capital Bancshares, Inc.	1.0
Coherent Corp.	1.0
HA Sustainable Infrastructure Capital, Inc.	0.9
Enerpac Tool Group Corp.	0.9
Fluor Corp.	0.9

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
Common Stocks	91.0
Investment Companies	4.5
Foreign Common Stocks	4.1
Securities Lending Collateral	0.4

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Sector Allocation - % Equities

Value	Value
Consumer Staples	2.3
Communication Services	2.4
Utilities	2.7
Health Care	3.4
Real Estate	5.5
Materials	7.2
Energy	7.3
Information Technology	10.6
Consumer Discretionary	12.6
Industrials	20.7
Financials	25.3

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Small Cap Value Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

SCV_R6 1024

Class R6: AASRX

American Beacon

International Equity Fund

Class R5: AAIEX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$85	0.77%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 22.05% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	MSCI® EAFE Index (Net)
10/2014	$250,000	$250,000
11/2014	$252,691	$253,400
12/2014	$242,385	$244,622
01/2015	$243,439	$245,818
02/2015	$257,666	$260,513
03/2015	$255,163	$256,556
04/2015	$266,492	$267,031
05/2015	$265,569	$265,664
06/2015	$258,851	$258,137
07/2015	$262,276	$263,497
08/2015	$244,229	$244,113
09/2015	$231,978	$231,718
10/2015	$247,522	$249,831
11/2015	$244,756	$245,945
12/2015	$238,069	$242,631
01/2016	$223,223	$225,085
02/2016	$215,666	$220,961
03/2016	$230,646	$235,339
04/2016	$237,124	$242,152
05/2016	$236,585	$239,952
06/2016	$226,732	$231,898
07/2016	$234,830	$243,651
08/2016	$237,124	$243,823
09/2016	$240,093	$246,819
10/2016	$234,965	$241,770
11/2016	$232,671	$236,955
12/2016	$238,792	$245,057
01/2017	$245,571	$252,166
02/2017	$246,263	$255,772
03/2017	$255,394	$262,813
04/2017	$262,035	$269,500
05/2017	$270,612	$279,392
06/2017	$270,197	$278,898
07/2017	$278,360	$286,943
08/2017	$276,423	$286,835
09/2017	$285,001	$293,971
10/2017	$288,874	$298,435
11/2017	$293,025	$301,566
12/2017	$298,031	$306,406
01/2018	$311,448	$321,775
02/2018	$293,606	$307,252
03/2018	$292,465	$301,714
04/2018	$297,603	$308,603
05/2018	$292,179	$301,666
06/2018	$287,754	$297,980
07/2018	$294,035	$305,315
08/2018	$286,184	$299,419
09/2018	$290,038	$302,017
10/2018	$267,058	$277,979
11/2018	$265,488	$277,629
12/2018	$249,235	$264,152
01/2019	$266,623	$281,512
02/2019	$274,926	$288,688
03/2019	$273,359	$290,508
04/2019	$280,722	$298,676
05/2019	$263,647	$284,332
06/2019	$279,312	$301,200
07/2019	$271,636	$297,376
08/2019	$262,707	$289,672
09/2019	$273,046	$297,973
10/2019	$282,915	$308,679
11/2019	$286,518	$312,159
12/2019	$297,699	$322,304
01/2020	$282,540	$315,571
02/2020	$256,898	$287,044
03/2020	$208,518	$248,733
04/2020	$222,710	$264,802
05/2020	$232,547	$276,333
06/2020	$240,772	$285,742
07/2020	$244,965	$292,402
08/2020	$260,124	$307,435
09/2020	$249,158	$299,446
10/2020	$237,546	$287,490
11/2020	$288,346	$332,055
12/2020	$300,863	$347,494
01/2021	$294,633	$343,792
02/2021	$309,717	$351,503
03/2021	$320,210	$359,585
04/2021	$325,621	$370,405
05/2021	$339,065	$382,484
06/2021	$329,228	$378,180
07/2021	$325,949	$381,027
08/2021	$331,195	$387,748
09/2021	$325,621	$376,495
10/2021	$332,999	$385,755
11/2021	$312,504	$367,801
12/2021	$329,841	$386,634
01/2022	$331,299	$367,950
02/2022	$320,911	$361,444
03/2022	$309,431	$363,767
04/2022	$294,488	$340,233
05/2022	$306,515	$342,784
06/2022	$278,633	$310,978
07/2022	$288,110	$326,474
08/2022	$268,064	$310,968
09/2022	$243,463	$281,878
10/2022	$260,775	$297,036
11/2022	$294,852	$330,493
12/2022	$294,051	$330,758
01/2023	$325,517	$357,542
02/2023	$321,396	$350,082
03/2023	$330,012	$358,758
04/2023	$338,252	$368,887
05/2023	$323,269	$353,276
06/2023	$341,811	$369,354
07/2023	$353,236	$381,305
08/2023	$342,748	$366,696
09/2023	$328,513	$354,170
10/2023	$313,155	$339,812
11/2023	$342,373	$371,352
12/2023	$360,096	$391,082
01/2024	$353,582	$393,333
02/2024	$364,242	$400,532
03/2024	$377,864	$413,706
04/2024	$367,006	$403,111
05/2024	$388,130	$418,726
06/2024	$375,100	$411,966
07/2024	$392,276	$424,051
08/2024	$403,529	$437,840
09/2024	$405,108	$441,883
10/2024	$382,208	$417,853

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	22.05%	6.20%	4.34%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

IE_R5 1024

Class R5: AAIEX

American Beacon

International Equity Fund

Investor Class: AAIPX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	1.10%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 21.71% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	MSCI® EAFE Index (Net)
10/2014	$10,000	$10,000
11/2014	$10,104	$10,136
12/2014	$9,685	$9,785
01/2015	$9,728	$9,833
02/2015	$10,290	$10,421
03/2015	$10,194	$10,262
04/2015	$10,640	$10,681
05/2015	$10,603	$10,627
06/2015	$10,332	$10,325
07/2015	$10,465	$10,540
08/2015	$9,743	$9,765
09/2015	$9,250	$9,269
10/2015	$9,865	$9,993
11/2015	$9,754	$9,838
12/2015	$9,486	$9,705
01/2016	$8,891	$9,003
02/2016	$8,588	$8,838
03/2016	$9,178	$9,414
04/2016	$9,438	$9,686
05/2016	$9,411	$9,598
06/2016	$9,015	$9,276
07/2016	$9,340	$9,746
08/2016	$9,421	$9,753
09/2016	$9,535	$9,873
10/2016	$9,335	$9,671
11/2016	$9,237	$9,478
12/2016	$9,477	$9,802
01/2017	$9,748	$10,087
02/2017	$9,770	$10,231
03/2017	$10,130	$10,513
04/2017	$10,390	$10,780
05/2017	$10,727	$11,176
06/2017	$10,705	$11,156
07/2017	$11,026	$11,478
08/2017	$10,949	$11,473
09/2017	$11,286	$11,759
10/2017	$11,435	$11,937
11/2017	$11,596	$12,063
12/2017	$11,788	$12,256
01/2018	$12,317	$12,871
02/2018	$11,612	$12,290
03/2018	$11,561	$12,069
04/2018	$11,760	$12,344
05/2018	$11,538	$12,067
06/2018	$11,367	$11,919
07/2018	$11,606	$12,213
08/2018	$11,293	$11,977
09/2018	$11,441	$12,081
10/2018	$10,537	$11,119
11/2018	$10,468	$11,105
12/2018	$9,827	$10,566
01/2019	$10,511	$11,260
02/2019	$10,835	$11,548
03/2019	$10,766	$11,620
04/2019	$11,053	$11,947
05/2019	$10,380	$11,373
06/2019	$10,990	$12,048
07/2019	$10,685	$11,895
08/2019	$10,337	$11,587
09/2019	$10,735	$11,919
10/2019	$11,121	$12,347
11/2019	$11,258	$12,486
12/2019	$11,694	$12,892
01/2020	$11,100	$12,623
02/2020	$10,084	$11,482
03/2020	$8,188	$9,949
04/2020	$8,737	$10,592
05/2020	$9,127	$11,053
06/2020	$9,446	$11,430
07/2020	$9,612	$11,696
08/2020	$10,199	$12,297
09/2020	$9,765	$11,978
10/2020	$9,305	$11,500
11/2020	$11,292	$13,282
12/2020	$11,780	$13,900
01/2021	$11,534	$13,752
02/2021	$12,122	$14,060
03/2021	$12,530	$14,383
04/2021	$12,737	$14,816
05/2021	$13,260	$15,299
06/2021	$12,866	$15,127
07/2021	$12,737	$15,241
08/2021	$12,937	$15,510
09/2021	$12,717	$15,060
10/2021	$13,002	$15,430
11/2021	$12,200	$14,712
12/2021	$12,875	$15,465
01/2022	$12,925	$14,718
02/2022	$12,517	$14,458
03/2022	$12,065	$14,551
04/2022	$11,484	$13,609
05/2022	$11,943	$13,711
06/2022	$10,854	$12,439
07/2022	$11,219	$13,059
08/2022	$10,438	$12,439
09/2022	$9,477	$11,275
10/2022	$10,151	$11,881
11/2022	$11,470	$13,220
12/2022	$11,439	$13,230
01/2023	$12,658	$14,302
02/2023	$12,497	$14,003
03/2023	$12,827	$14,350
04/2023	$13,143	$14,755
05/2023	$12,556	$14,131
06/2023	$13,275	$14,774
07/2023	$13,716	$15,252
08/2023	$13,304	$14,668
09/2023	$12,739	$14,167
10/2023	$12,144	$13,592
11/2023	$13,282	$14,854
12/2023	$13,964	$15,643
01/2024	$13,710	$15,733
02/2024	$14,111	$16,021
03/2024	$14,642	$16,548
04/2024	$14,211	$16,124
05/2024	$15,035	$16,749
06/2024	$14,526	$16,479
07/2024	$15,181	$16,962
08/2024	$15,612	$17,514
09/2024	$15,666	$17,675
10/2024	$14,781	$16,714

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	21.71%	5.85%	3.98%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

IE_Investor 1024

Investor Class: AAIPX

American Beacon

International Equity Fund

Class Advisor: AAISX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$138	1.25%

How did the Fund perform and what affected its performance?

The Advisor Class of the Fund returned 21.50% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Advisor	MSCI® EAFE Index (Net)
10/2014	$10,000	$10,000
11/2014	$10,101	$10,136
12/2014	$9,684	$9,785
01/2015	$9,725	$9,833
02/2015	$10,285	$10,421
03/2015	$10,186	$10,262
04/2015	$10,632	$10,681
05/2015	$10,591	$10,627
06/2015	$10,321	$10,325
07/2015	$10,451	$10,540
08/2015	$9,730	$9,765
09/2015	$9,238	$9,269
10/2015	$9,850	$9,993
11/2015	$9,736	$9,838
12/2015	$9,471	$9,705
01/2016	$8,879	$9,003
02/2016	$8,572	$8,838
03/2016	$9,159	$9,414
04/2016	$9,418	$9,686
05/2016	$9,392	$9,598
06/2016	$9,006	$9,276
07/2016	$9,323	$9,746
08/2016	$9,407	$9,753
09/2016	$9,518	$9,873
10/2016	$9,318	$9,671
11/2016	$9,217	$9,478
12/2016	$9,456	$9,802
01/2017	$9,726	$10,087
02/2017	$9,748	$10,231
03/2017	$10,103	$10,513
04/2017	$10,362	$10,780
05/2017	$10,696	$11,176
06/2017	$10,675	$11,156
07/2017	$10,998	$11,478
08/2017	$10,912	$11,473
09/2017	$11,252	$11,759
10/2017	$11,403	$11,937
11/2017	$11,559	$12,063
12/2017	$11,755	$12,256
01/2018	$12,276	$12,871
02/2018	$11,572	$12,290
03/2018	$11,522	$12,069
04/2018	$11,716	$12,344
05/2018	$11,495	$12,067
06/2018	$11,323	$11,919
07/2018	$11,561	$12,213
08/2018	$11,245	$11,977
09/2018	$11,395	$12,081
10/2018	$10,492	$11,119
11/2018	$10,420	$11,105
12/2018	$9,782	$10,566
01/2019	$10,459	$11,260
02/2019	$10,785	$11,548
03/2019	$10,712	$11,620
04/2019	$10,996	$11,947
05/2019	$10,326	$11,373
06/2019	$10,936	$12,048
07/2019	$10,628	$11,895
08/2019	$10,278	$11,587
09/2019	$10,676	$11,919
10/2019	$11,056	$12,347
11/2019	$11,195	$12,486
12/2019	$11,628	$12,892
01/2020	$11,034	$12,623
02/2020	$10,026	$11,482
03/2020	$8,133	$9,949
04/2020	$8,684	$10,592
05/2020	$9,067	$11,053
06/2020	$9,383	$11,430
07/2020	$9,543	$11,696
08/2020	$10,131	$12,297
09/2020	$9,698	$11,978
10/2020	$9,240	$11,500
11/2020	$11,213	$13,282
12/2020	$11,696	$13,900
01/2021	$11,453	$13,752
02/2021	$12,039	$14,060
03/2021	$12,438	$14,383
04/2021	$12,643	$14,816
05/2021	$13,161	$15,299
06/2021	$12,768	$15,127
07/2021	$12,637	$15,241
08/2021	$12,837	$15,510
09/2021	$12,618	$15,060
10/2021	$12,893	$15,430
11/2021	$12,101	$14,712
12/2021	$12,765	$15,465
01/2022	$12,814	$14,718
02/2022	$12,408	$14,458
03/2022	$11,961	$14,551
04/2022	$11,383	$13,609
05/2022	$11,837	$13,711
06/2022	$10,757	$12,439
07/2022	$11,115	$13,059
08/2022	$10,344	$12,439
09/2022	$9,388	$11,275
10/2022	$10,056	$11,881
11/2022	$11,362	$13,220
12/2022	$11,323	$13,230
01/2023	$12,532	$14,302
02/2023	$12,370	$14,003
03/2023	$12,700	$14,350
04/2023	$13,010	$14,755
05/2023	$12,426	$14,131
06/2023	$13,136	$14,774
07/2023	$13,572	$15,252
08/2023	$13,157	$14,668
09/2023	$12,609	$14,167
10/2023	$12,012	$13,592
11/2023	$13,129	$14,854
12/2023	$13,806	$15,643
01/2024	$13,549	$15,733
02/2024	$13,953	$16,021
03/2024	$14,469	$16,548
04/2024	$14,049	$16,124
05/2024	$14,851	$16,749
06/2024	$14,351	$16,479
07/2024	$14,998	$16,962
08/2024	$15,425	$17,514
09/2024	$15,477	$17,675
10/2024	$14,594	$16,714

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Advisor ClassFootnote Reference1	21.50%	5.71%	3.85%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

IE_Advisor 1024

Class Advisor: AAISX

American Beacon

International Equity Fund

Class Y: ABEYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$93	0.84%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 22.01% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® EAFE Index (Net)
10/2014	$100,000	$100,000
11/2014	$101,089	$101,360
12/2014	$96,904	$97,849
01/2015	$97,361	$98,327
02/2015	$103,005	$104,205
03/2015	$102,039	$102,622
04/2015	$106,564	$106,812
05/2015	$106,157	$106,266
06/2015	$103,462	$103,255
07/2015	$104,835	$105,399
08/2015	$97,667	$97,645
09/2015	$92,735	$92,687
10/2015	$98,938	$99,932
11/2015	$97,819	$98,378
12/2015	$95,155	$97,052
01/2016	$89,221	$90,034
02/2016	$86,202	$88,385
03/2016	$92,136	$94,136
04/2016	$94,739	$96,861
05/2016	$94,531	$95,981
06/2016	$90,574	$92,759
07/2016	$93,854	$97,460
08/2016	$94,739	$97,529
09/2016	$95,884	$98,727
10/2016	$93,854	$96,708
11/2016	$92,917	$94,782
12/2016	$95,368	$98,023
01/2017	$98,085	$100,866
02/2017	$98,352	$102,309
03/2017	$101,975	$105,125
04/2017	$104,639	$107,800
05/2017	$108,048	$111,757
06/2017	$107,889	$111,559
07/2017	$111,139	$114,777
08/2017	$110,339	$114,734
09/2017	$113,802	$117,589
10/2017	$115,294	$119,374
11/2017	$116,999	$120,626
12/2017	$118,961	$122,562
01/2018	$124,284	$128,710
02/2018	$117,205	$122,901
03/2018	$116,712	$120,686
04/2018	$118,742	$123,441
05/2018	$116,547	$120,666
06/2018	$114,791	$119,192
07/2018	$117,315	$122,126
08/2018	$114,133	$119,768
09/2018	$115,669	$120,807
10/2018	$106,560	$111,192
11/2018	$105,847	$111,052
12/2018	$99,400	$105,661
01/2019	$106,295	$112,605
02/2019	$109,652	$115,475
03/2019	$108,992	$116,203
04/2019	$111,930	$119,470
05/2019	$105,095	$113,733
06/2019	$111,330	$120,480
07/2019	$108,273	$118,950
08/2019	$104,736	$115,869
09/2019	$108,812	$119,189
10/2019	$112,769	$123,471
11/2019	$114,148	$124,863
12/2019	$118,583	$128,921
01/2020	$112,607	$126,229
02/2020	$102,381	$114,818
03/2020	$83,100	$99,493
04/2020	$88,706	$105,921
05/2020	$92,710	$110,533
06/2020	$95,975	$114,297
07/2020	$97,638	$116,961
08/2020	$103,675	$122,974
09/2020	$99,240	$119,779
10/2020	$94,620	$114,996
11/2020	$114,825	$132,822
12/2020	$119,828	$138,998
01/2021	$117,326	$137,517
02/2021	$123,392	$140,601
03/2021	$127,520	$143,834
04/2021	$129,646	$148,162
05/2021	$135,025	$152,994
06/2021	$131,085	$151,272
07/2021	$129,709	$152,411
08/2021	$131,835	$155,099
09/2021	$129,584	$150,598
10/2021	$132,461	$154,302
11/2021	$124,393	$147,120
12/2021	$131,227	$154,653
01/2022	$131,779	$147,180
02/2022	$127,640	$144,578
03/2022	$123,086	$145,507
04/2022	$117,152	$136,093
05/2022	$121,913	$137,114
06/2022	$110,805	$124,391
07/2022	$114,531	$130,590
08/2022	$106,665	$124,387
09/2022	$96,868	$112,751
10/2022	$103,699	$118,814
11/2022	$117,221	$132,197
12/2022	$116,947	$132,303
01/2023	$129,399	$143,017
02/2023	$127,772	$140,033
03/2023	$131,239	$143,503
04/2023	$134,493	$147,555
05/2023	$128,479	$141,310
06/2023	$135,908	$147,741
07/2023	$140,436	$152,522
08/2023	$136,262	$146,678
09/2023	$130,531	$141,668
10/2023	$124,447	$135,925
11/2023	$136,050	$148,541
12/2023	$143,144	$156,433
01/2024	$140,543	$157,333
02/2024	$144,705	$160,213
03/2024	$150,130	$165,482
04/2024	$145,820	$161,244
05/2024	$154,218	$167,490
06/2024	$149,016	$164,786
07/2024	$155,853	$169,621
08/2024	$160,313	$175,136
09/2024	$160,907	$176,753
10/2024	$151,840	$167,141

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	22.01%	6.13%	4.27%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

IE_Y 1024

Class Y: ABEYX

American Beacon

International Equity Fund

Class A: AIEAX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.18%

How did the Fund perform and what affected its performance?

The A Class of the Fund returned 14.61% (with sales charges) and 21.63% (without sales charges) for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	A with Sales Charge	MSCI® EAFE Index (Net)
10/2014	$9,424	$10,000
11/2014	$9,522	$10,136
12/2014	$9,131	$9,785
01/2015	$9,166	$9,833
02/2015	$9,700	$10,421
03/2015	$9,606	$10,262
04/2015	$10,025	$10,681
05/2015	$9,990	$10,627
06/2015	$9,730	$10,325
07/2015	$9,855	$10,540
08/2015	$9,181	$9,765
09/2015	$8,716	$9,269
10/2015	$9,291	$9,993
11/2015	$9,186	$9,838
12/2015	$8,937	$9,705
01/2016	$8,376	$9,003
02/2016	$8,090	$8,838
03/2016	$8,646	$9,414
04/2016	$8,891	$9,686
05/2016	$8,866	$9,598
06/2016	$8,493	$9,276
07/2016	$8,794	$9,746
08/2016	$8,876	$9,753
09/2016	$8,983	$9,873
10/2016	$8,794	$9,671
11/2016	$8,702	$9,478
12/2016	$8,924	$9,802
01/2017	$9,180	$10,087
02/2017	$9,201	$10,231
03/2017	$9,540	$10,513
04/2017	$9,785	$10,780
05/2017	$10,104	$11,176
06/2017	$10,083	$11,156
07/2017	$10,385	$11,478
08/2017	$10,307	$11,473
09/2017	$10,626	$11,759
10/2017	$10,766	$11,937
11/2017	$10,918	$12,063
12/2017	$11,102	$12,256
01/2018	$11,595	$12,871
02/2018	$10,930	$12,290
03/2018	$10,882	$12,069
04/2018	$11,070	$12,344
05/2018	$10,866	$12,067
06/2018	$10,700	$11,919
07/2018	$10,930	$12,213
08/2018	$10,630	$11,977
09/2018	$10,769	$12,081
10/2018	$9,917	$11,119
11/2018	$9,853	$11,105
12/2018	$9,245	$10,566
01/2019	$9,890	$11,260
02/2019	$10,194	$11,548
03/2019	$10,130	$11,620
04/2019	$10,400	$11,947
05/2019	$9,767	$11,373
06/2019	$10,341	$12,048
07/2019	$10,054	$11,895
08/2019	$9,720	$11,587
09/2019	$10,101	$11,919
10/2019	$10,464	$12,347
11/2019	$10,587	$12,486
12/2019	$11,000	$12,892
01/2020	$10,441	$12,623
02/2020	$9,485	$11,482
03/2020	$7,700	$9,949
04/2020	$8,217	$10,592
05/2020	$8,583	$11,053
06/2020	$8,884	$11,430
07/2020	$9,034	$11,696
08/2020	$9,587	$12,297
09/2020	$9,179	$11,978
10/2020	$8,746	$11,500
11/2020	$10,615	$13,282
12/2020	$11,069	$13,900
01/2021	$10,844	$13,752
02/2021	$11,392	$14,060
03/2021	$11,775	$14,383
04/2021	$11,964	$14,816
05/2021	$12,457	$15,299
06/2021	$12,092	$15,127
07/2021	$11,964	$15,241
08/2021	$12,159	$15,510
09/2021	$11,946	$15,060
10/2021	$12,214	$15,430
11/2021	$11,459	$14,712
12/2021	$12,089	$15,465
01/2022	$12,137	$14,718
02/2022	$11,752	$14,458
03/2022	$11,327	$14,551
04/2022	$10,781	$13,609
05/2022	$11,213	$13,711
06/2022	$10,195	$12,439
07/2022	$10,532	$13,059
08/2022	$9,804	$12,439
09/2022	$8,900	$11,275
10/2022	$9,527	$11,881
11/2022	$10,768	$13,220
12/2022	$10,734	$13,230
01/2023	$11,880	$14,302
02/2023	$11,721	$14,003
03/2023	$12,039	$14,350
04/2023	$12,329	$14,755
05/2023	$11,777	$14,131
06/2023	$12,453	$14,774
07/2023	$12,867	$15,252
08/2023	$12,481	$14,668
09/2023	$11,956	$14,167
10/2023	$11,390	$13,592
11/2023	$12,453	$14,854
12/2023	$13,092	$15,643
01/2024	$12,852	$15,733
02/2024	$13,237	$16,021
03/2024	$13,730	$16,548
04/2024	$13,324	$16,124
05/2024	$14,093	$16,749
06/2024	$13,614	$16,479
07/2024	$14,231	$16,962
08/2024	$14,638	$17,514
09/2024	$14,681	$17,675
10/2024	$13,854	$16,714

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	21.63%	5.77%	3.93%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	14.61%	4.53%	3.31%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

IE_A 1024

Class A: AIEAX

American Beacon

International Equity Fund

Class C: AILCX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	1.98%

How did the Fund perform and what affected its performance?

The C Class of the Fund returned 19.59% (with sales charges) and 20.59% (without sales charges) for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	C with Sales Charge	MSCI® EAFE Index (Net)
10/2014	$10,000	$10,000
11/2014	$10,096	$10,136
12/2014	$9,675	$9,785
01/2015	$9,707	$9,833
02/2015	$10,264	$10,421
03/2015	$10,156	$10,262
04/2015	$10,600	$10,681
05/2015	$10,551	$10,627
06/2015	$10,275	$10,325
07/2015	$10,400	$10,540
08/2015	$9,680	$9,765
09/2015	$9,182	$9,269
10/2015	$9,788	$9,993
11/2015	$9,669	$9,838
12/2015	$9,397	$9,705
01/2016	$8,804	$9,003
02/2016	$8,497	$8,838
03/2016	$9,073	$9,414
04/2016	$9,326	$9,686
05/2016	$9,293	$9,598
06/2016	$8,898	$9,276
07/2016	$9,211	$9,746
08/2016	$9,288	$9,753
09/2016	$9,392	$9,873
10/2016	$9,189	$9,671
11/2016	$9,084	$9,478
12/2016	$9,316	$9,802
01/2017	$9,573	$10,087
02/2017	$9,590	$10,231
03/2017	$9,937	$10,513
04/2017	$10,190	$10,780
05/2017	$10,509	$11,176
06/2017	$10,486	$11,156
07/2017	$10,789	$11,478
08/2017	$10,705	$11,473
09/2017	$11,030	$11,759
10/2017	$11,164	$11,937
11/2017	$11,316	$12,063
12/2017	$11,502	$12,256
01/2018	$12,006	$12,871
02/2018	$11,313	$12,290
03/2018	$11,256	$12,069
04/2018	$11,439	$12,344
05/2018	$11,221	$12,067
06/2018	$11,044	$11,919
07/2018	$11,273	$12,213
08/2018	$10,964	$11,977
09/2018	$11,101	$12,081
10/2018	$10,214	$11,119
11/2018	$10,139	$11,105
12/2018	$9,510	$10,566
01/2019	$10,163	$11,260
02/2019	$10,474	$11,548
03/2019	$10,400	$11,620
04/2019	$10,674	$11,947
05/2019	$10,014	$11,373
06/2019	$10,599	$12,048
07/2019	$10,294	$11,895
08/2019	$9,952	$11,587
09/2019	$10,331	$11,919
10/2019	$10,692	$12,347
11/2019	$10,817	$12,486
12/2019	$11,230	$12,892
01/2020	$10,653	$12,623
02/2020	$9,676	$11,482
03/2020	$7,849	$9,949
04/2020	$8,369	$10,592
05/2020	$8,737	$11,053
06/2020	$9,035	$11,430
07/2020	$9,187	$11,696
08/2020	$9,746	$12,297
09/2020	$9,321	$11,978
10/2020	$8,876	$11,500
11/2020	$10,767	$13,282
12/2020	$11,220	$13,900
01/2021	$10,978	$13,752
02/2021	$11,533	$14,060
03/2021	$11,910	$14,383
04/2021	$12,101	$14,816
05/2021	$12,593	$15,299
06/2021	$12,210	$15,127
07/2021	$12,076	$15,241
08/2021	$12,261	$15,510
09/2021	$12,044	$15,060
10/2021	$12,299	$15,430
11/2021	$11,540	$14,712
12/2021	$12,165	$15,465
01/2022	$12,201	$14,718
02/2022	$11,813	$14,458
03/2022	$11,377	$14,551
04/2022	$10,821	$13,609
05/2022	$11,250	$13,711
06/2022	$10,215	$12,439
07/2022	$10,553	$13,059
08/2022	$9,814	$12,439
09/2022	$8,906	$11,275
10/2022	$9,525	$11,881
11/2022	$10,757	$13,220
12/2022	$10,717	$13,230
01/2023	$11,854	$14,302
02/2023	$11,689	$14,003
03/2023	$11,997	$14,350
04/2023	$12,283	$14,755
05/2023	$11,725	$14,131
06/2023	$12,391	$14,774
07/2023	$12,791	$15,252
08/2023	$12,398	$14,668
09/2023	$11,868	$14,167
10/2023	$11,303	$13,592
11/2023	$12,348	$14,854
12/2023	$12,974	$15,643
01/2024	$12,727	$15,733
02/2024	$13,093	$16,021
03/2024	$13,570	$16,548
04/2024	$13,168	$16,124
05/2024	$13,914	$16,749
06/2024	$13,436	$16,479
07/2024	$14,033	$16,962
08/2024	$14,421	$17,514
09/2024	$14,458	$17,675
10/2024	$13,630	$16,714

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	20.59%	4.98%	3.15%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	19.59%	4.98%	3.15%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

IE_C 1024

Class C: AILCX

American Beacon

International Equity Fund

Class R6: AAERX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.69%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 22.17% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97%.

• Broad market performance during the last twelve months benefited from many developed nations loosening monetary policy as inflation eased and the increased prospect of a soft landing even as an interest rate hike by the Bank of Japan in late July caused some market turmoil.

• The Fund’s focus on value through a bottom-up approach and diversification through its multi manager strategy provided strong returns during the period.

• The Fund's holdings in the Industrials and Financials sectors contributed to the Fund's performance, while holdings in the Information Technology sector detracted from performance.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	MSCI® EAFE Index (Net)
10/2014	$10,000	$10,000
11/2014	$10,108	$10,136
12/2014	$9,695	$9,785
01/2015	$9,738	$9,833
02/2015	$10,307	$10,421
03/2015	$10,207	$10,262
04/2015	$10,660	$10,681
05/2015	$10,623	$10,627
06/2015	$10,354	$10,325
07/2015	$10,491	$10,540
08/2015	$9,769	$9,765
09/2015	$9,279	$9,269
10/2015	$9,901	$9,993
11/2015	$9,790	$9,838
12/2015	$9,523	$9,705
01/2016	$8,929	$9,003
02/2016	$8,627	$8,838
03/2016	$9,226	$9,414
04/2016	$9,485	$9,686
05/2016	$9,463	$9,598
06/2016	$9,069	$9,276
07/2016	$9,393	$9,746
08/2016	$9,485	$9,753
09/2016	$9,604	$9,873
10/2016	$9,399	$9,671
11/2016	$9,307	$9,478
12/2016	$9,552	$9,802
01/2017	$9,823	$10,087
02/2017	$9,851	$10,231
03/2017	$10,216	$10,513
04/2017	$10,481	$10,780
05/2017	$10,824	$11,176
06/2017	$10,808	$11,156
07/2017	$11,134	$11,478
08/2017	$11,057	$11,473
09/2017	$11,406	$11,759
10/2017	$11,561	$11,937
11/2017	$11,732	$12,063
12/2017	$11,930	$12,256
01/2018	$12,467	$12,871
02/2018	$11,753	$12,290
03/2018	$11,713	$12,069
04/2018	$11,913	$12,344
05/2018	$11,696	$12,067
06/2018	$11,525	$11,919
07/2018	$11,776	$12,213
08/2018	$11,462	$11,977
09/2018	$11,616	$12,081
10/2018	$10,697	$11,119
11/2018	$10,634	$11,105
12/2018	$9,982	$10,566
01/2019	$10,678	$11,260
02/2019	$11,017	$11,548
03/2019	$10,948	$11,620
04/2019	$11,243	$11,947
05/2019	$10,559	$11,373
06/2019	$11,192	$12,048
07/2019	$10,879	$11,895
08/2019	$10,528	$11,587
09/2019	$10,942	$11,919
10/2019	$11,337	$12,347
11/2019	$11,481	$12,486
12/2019	$11,932	$12,892
01/2020	$11,325	$12,623
02/2020	$10,299	$11,482
03/2020	$8,362	$9,949
04/2020	$8,930	$10,592
05/2020	$9,330	$11,053
06/2020	$9,659	$11,430
07/2020	$9,827	$11,696
08/2020	$10,441	$12,297
09/2020	$9,995	$11,978
10/2020	$9,530	$11,500
11/2020	$11,564	$13,282
12/2020	$12,068	$13,900
01/2021	$11,819	$13,752
02/2021	$12,430	$14,060
03/2021	$12,850	$14,383
04/2021	$13,060	$14,816
05/2021	$13,605	$15,299
06/2021	$13,204	$15,127
07/2021	$13,073	$15,241
08/2021	$13,290	$15,510
09/2021	$13,060	$15,060
10/2021	$13,362	$15,430
11/2021	$12,541	$14,712
12/2021	$13,239	$15,465
01/2022	$13,298	$14,718
02/2022	$12,882	$14,458
03/2022	$12,422	$14,551
04/2022	$11,823	$13,609
05/2022	$12,305	$13,711
06/2022	$11,181	$12,439
07/2022	$11,561	$13,059
08/2022	$10,765	$12,439
09/2022	$9,773	$11,275
10/2022	$10,473	$11,881
11/2022	$11,838	$13,220
12/2022	$11,803	$13,230
01/2023	$13,071	$14,302
02/2023	$12,906	$14,003
03/2023	$13,251	$14,350
04/2023	$13,589	$14,755
05/2023	$12,981	$14,131
06/2023	$13,731	$14,774
07/2023	$14,189	$15,252
08/2023	$13,769	$14,668
09/2023	$13,198	$14,167
10/2023	$12,583	$13,592
11/2023	$13,761	$14,854
12/2023	$14,478	$15,643
01/2024	$14,217	$15,733
02/2024	$14,637	$16,021
03/2024	$15,190	$16,548
04/2024	$14,747	$16,124
05/2024	$15,602	$16,749
06/2024	$15,080	$16,479
07/2024	$15,768	$16,962
08/2024	$16,227	$17,514
09/2024	$16,290	$17,675
10/2024	$15,372	$16,714

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	22.17%	6.28%	4.39%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance includes historical performance of another Class of the Fund. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$598,097,805
# of Portfolio Holdings	162
Portfolio Turnover Rate	43%
Total Management Fees Paid	$4,713,132

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	82.8
Common Stocks	13.2
Investment Companies	3.3
Securities Lending Collateral	0.4
Foreign Preferred Stocks	0.3

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Roche Holding AG	3.2
Reckitt Benckiser Group PLC	2.4
British American Tobacco PLC	2.4
Samsung Electronics Co. Ltd.	2.2
GSK PLC	2.2
Barclays PLC	2.1
Sanofi SA	2.1
Orange SA	1.6
RELX PLC	1.6
ING Groep NV	1.6

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Real Estate	1.0
Utilities	2.2
Energy	2.7
Communication Services	3.6
Materials	6.8
Information Technology	10.5
Consumer Staples	12.1
Health Care	12.4
Consumer Discretionary	13.6
Financials	15.2
Industrials	19.9

Top Ten Country Exposure - % Equities

Value	Value
Italy	2.7
Canada	3.2
China	3.5
Netherlands	4.7
Republic Of Korea	4.9
Germany	9.4
Japan	11.6
United States	13.2
France	14.2
United Kingdom	20.1

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

International Equity Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

IE_R6 1024

Class R6: AAERX

American Beacon

Garcia Hamilton Quality Bond Fund

Class R5: GHQIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$48	0.45%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 11.40% for the twelve months ended October 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 10.55%.

• The Federal Reserve cut the Federal Funds Rate by 0.50% in September 2024.

• In anticipation of a slower economy, the Fund ended the period with a longer duration of 7.5 years compared to 6.1 years for the Index, which led to outperformance.

• The Fund was underweight in Corporates due to narrow credit spreads. This detracted from performance as Corporates were the best performing sector in the Index, returning 13.6%. Lower-quality Corporate bonds outperformed, while the Fund holds only higher-quality bonds.

• The Fund’s overweighting of Agency Mortgages performed well, although returns were in line with duration-equivalent Treasury bonds.

Cumulative Performance from April 4, 2016 through October 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	Bloomberg US Aggregate Bond Index
04/2016	$250,000	$250,000
04/2016	$248,686	$250,846
05/2016	$249,135	$250,910
06/2016	$252,291	$255,418
07/2016	$253,991	$257,033
08/2016	$254,185	$256,739
09/2016	$253,133	$256,589
10/2016	$250,858	$254,626
11/2016	$246,090	$248,603
12/2016	$246,318	$248,954
01/2017	$246,905	$249,442
02/2017	$249,001	$251,119
03/2017	$248,612	$250,987
04/2017	$250,205	$252,924
05/2017	$251,535	$254,871
06/2017	$251,845	$254,614
07/2017	$251,663	$255,710
08/2017	$253,771	$258,004
09/2017	$252,814	$256,775
10/2017	$253,140	$256,924
11/2017	$253,459	$256,594
12/2017	$254,811	$257,772
01/2018	$253,618	$254,803
02/2018	$252,671	$252,387
03/2018	$254,124	$254,006
04/2018	$253,770	$252,117
05/2018	$255,794	$253,916
06/2018	$256,000	$253,604
07/2018	$255,935	$253,664
08/2018	$256,902	$255,296
09/2018	$256,575	$253,652
10/2018	$255,015	$251,648
11/2018	$256,031	$253,150
12/2018	$257,055	$257,801
01/2019	$258,908	$260,539
02/2019	$259,179	$260,388
03/2019	$261,084	$265,387
04/2019	$261,386	$265,455
05/2019	$263,541	$270,168
06/2019	$264,354	$273,560
07/2019	$264,907	$274,162
08/2019	$268,086	$281,266
09/2019	$267,765	$279,768
10/2019	$268,267	$280,611
11/2019	$268,472	$280,468
12/2019	$268,408	$280,273
01/2020	$270,737	$285,666
02/2020	$272,510	$290,808
03/2020	$265,165	$289,096
04/2020	$272,331	$294,236
05/2020	$274,873	$295,605
06/2020	$277,376	$297,468
07/2020	$280,423	$301,911
08/2020	$279,638	$299,474
09/2020	$279,367	$299,310
10/2020	$278,815	$297,973
11/2020	$280,683	$300,897
12/2020	$281,023	$301,312
01/2021	$279,582	$299,151
02/2021	$278,452	$294,831
03/2021	$277,123	$291,150
04/2021	$277,779	$293,450
05/2021	$277,049	$294,409
06/2021	$276,884	$296,477
07/2021	$277,553	$299,792
08/2021	$277,385	$299,221
09/2021	$277,213	$296,631
10/2021	$276,469	$296,549
11/2021	$275,977	$297,426
12/2021	$275,779	$296,665
01/2022	$273,627	$290,274
02/2022	$271,482	$287,035
03/2022	$267,677	$279,061
04/2022	$260,301	$268,471
05/2022	$262,315	$270,202
06/2022	$259,495	$265,963
07/2022	$266,635	$272,462
08/2022	$257,818	$264,763
09/2022	$244,974	$253,324
10/2022	$240,419	$250,043
11/2022	$250,842	$259,238
12/2022	$249,214	$258,069
01/2023	$259,708	$266,008
02/2023	$251,692	$259,130
03/2023	$259,069	$265,713
04/2023	$260,073	$267,323
05/2023	$257,273	$264,412
06/2023	$256,508	$263,469
07/2023	$255,165	$263,286
08/2023	$252,642	$261,604
09/2023	$243,315	$254,956
10/2023	$237,824	$250,933
11/2023	$251,009	$262,296
12/2023	$263,112	$272,337
01/2024	$261,449	$271,589
02/2024	$256,154	$267,752
03/2024	$259,013	$270,224
04/2024	$250,088	$263,399
05/2024	$255,095	$267,864
06/2024	$259,495	$270,400
07/2024	$265,442	$276,716
08/2024	$270,850	$280,692
09/2024	$274,318	$284,451
10/2024	$264,940	$277,397

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/4/16)
Class R5Footnote Reference1	11.40%	(0.25)%	0.68%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$264,850,242
# of Portfolio Holdings	27
Portfolio Turnover Rate	34%
Total Management Fees Paid	$759,409

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.7
U.S. Treasury Notes, 1.875%, Due 2/15/2032	10.6
U.S. Treasury Notes, 4.000%, Due 2/15/2034	7.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	47.1
U.S. Treasury Obligations	44.8
Corporate Obligations	8.1

Industry Allocation - % Investments

Value	Value
Electric	2.3
Banks	2.5
Media	3.3
U.S. Treasury Obligations	44.8
U.S. Agency Mortgage-Backed Obligations	47.1

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Garcia_R5 1024

Class R5: GHQIX

American Beacon

Garcia Hamilton Quality Bond Fund

Investor Class: GHQPX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$88	0.83%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 11.29% for the twelve months ended October 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 10.55%.

• The Federal Reserve cut the Federal Funds Rate by 0.50% in September 2024.

• In anticipation of a slower economy, the Fund ended the period with a longer duration of 7.5 years compared to 6.1 years for the Index, which led to outperformance.

• The Fund was underweight in Corporates due to narrow credit spreads. This detracted from performance as Corporates were the best performing sector in the Index, returning 13.6%. Lower-quality Corporate bonds outperformed, while the Fund holds only higher-quality bonds.

• The Fund’s overweighting of Agency Mortgages performed well, although returns were in line with duration-equivalent Treasury bonds.

Cumulative Performance from April 4, 2016 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	Bloomberg US Aggregate Bond Index
04/2016	$10,000	$10,000
04/2016	$9,947	$10,034
05/2016	$9,951	$10,036
06/2016	$10,083	$10,217
07/2016	$10,148	$10,281
08/2016	$10,153	$10,270
09/2016	$10,108	$10,264
10/2016	$10,024	$10,185
11/2016	$9,820	$9,944
12/2016	$9,836	$9,958
01/2017	$9,856	$9,978
02/2017	$9,927	$10,045
03/2017	$9,908	$10,039
04/2017	$9,969	$10,117
05/2017	$10,018	$10,195
06/2017	$10,028	$10,185
07/2017	$10,017	$10,228
08/2017	$10,098	$10,320
09/2017	$10,057	$10,271
10/2017	$10,066	$10,277
11/2017	$10,086	$10,264
12/2017	$10,126	$10,311
01/2018	$10,076	$10,192
02/2018	$10,035	$10,095
03/2018	$10,090	$10,160
04/2018	$10,083	$10,085
05/2018	$10,150	$10,157
06/2018	$10,155	$10,144
07/2018	$10,149	$10,147
08/2018	$10,184	$10,212
09/2018	$10,168	$10,146
10/2018	$10,103	$10,066
11/2018	$10,140	$10,126
12/2018	$10,177	$10,312
01/2019	$10,247	$10,422
02/2019	$10,255	$10,416
03/2019	$10,327	$10,615
04/2019	$10,336	$10,618
05/2019	$10,417	$10,807
06/2019	$10,446	$10,942
07/2019	$10,465	$10,966
08/2019	$10,587	$11,251
09/2019	$10,571	$11,191
10/2019	$10,587	$11,224
11/2019	$10,603	$11,219
12/2019	$10,586	$11,211
01/2020	$10,674	$11,427
02/2020	$10,741	$11,632
03/2020	$10,447	$11,564
04/2020	$10,717	$11,769
05/2020	$10,825	$11,824
06/2020	$10,920	$11,899
07/2020	$11,037	$12,076
08/2020	$11,002	$11,979
09/2020	$10,977	$11,972
10/2020	$10,963	$11,919
11/2020	$11,033	$12,036
12/2020	$11,043	$12,052
01/2021	$10,982	$11,966
02/2021	$10,935	$11,793
03/2021	$10,868	$11,646
04/2021	$10,901	$11,738
05/2021	$10,869	$11,776
06/2021	$10,859	$11,859
07/2021	$10,882	$11,992
08/2021	$10,872	$11,969
09/2021	$10,862	$11,865
10/2021	$10,841	$11,862
11/2021	$10,807	$11,897
12/2021	$10,796	$11,867
01/2022	$10,708	$11,611
02/2022	$10,632	$11,481
03/2022	$10,468	$11,162
04/2022	$10,176	$10,739
05/2022	$10,252	$10,808
06/2022	$10,138	$10,639
07/2022	$10,414	$10,898
08/2022	$10,066	$10,591
09/2022	$9,550	$10,133
10/2022	$9,380	$10,002
11/2022	$9,784	$10,370
12/2022	$9,729	$10,323
01/2023	$10,135	$10,640
02/2023	$9,820	$10,365
03/2023	$10,093	$10,629
04/2023	$10,139	$10,693
05/2023	$10,027	$10,576
06/2023	$9,983	$10,539
07/2023	$9,927	$10,531
08/2023	$9,826	$10,464
09/2023	$9,448	$10,198
10/2023	$9,231	$10,037
11/2023	$9,753	$10,492
12/2023	$10,220	$10,893
01/2024	$10,164	$10,864
02/2024	$9,993	$10,710
03/2024	$10,090	$10,809
04/2024	$9,728	$10,536
05/2024	$9,919	$10,715
06/2024	$10,075	$10,816
07/2024	$10,303	$11,069
08/2024	$10,521	$11,228
09/2024	$10,653	$11,378
10/2024	$10,274	$11,096

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/4/16)
Investor ClassFootnote Reference1	11.29%	(0.60)%	0.32%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$264,850,242
# of Portfolio Holdings	27
Portfolio Turnover Rate	34%
Total Management Fees Paid	$759,409

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.7
U.S. Treasury Notes, 1.875%, Due 2/15/2032	10.6
U.S. Treasury Notes, 4.000%, Due 2/15/2034	7.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	47.1
U.S. Treasury Obligations	44.8
Corporate Obligations	8.1

Industry Allocation - % Investments

Value	Value
Electric	2.3
Banks	2.5
Media	3.3
U.S. Treasury Obligations	44.8
U.S. Agency Mortgage-Backed Obligations	47.1

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Garcia_Investor 1024

Investor Class: GHQPX

American Beacon

Garcia Hamilton Quality Bond Fund

Class Y: GHQYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	0.51%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 11.22% for the twelve months ended October 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 10.55%.

• The Federal Reserve cut the Federal Funds Rate by 0.50% in September 2024.

• In anticipation of a slower economy, the Fund ended the period with a longer duration of 7.5 years compared to 6.1 years for the Index, which led to outperformance.

• The Fund was underweight in Corporates due to narrow credit spreads. This detracted from performance as Corporates were the best performing sector in the Index, returning 13.6%. Lower-quality Corporate bonds outperformed, while the Fund holds only higher-quality bonds.

• The Fund’s overweighting of Agency Mortgages performed well, although returns were in line with duration-equivalent Treasury bonds.

Cumulative Performance from April 4, 2016 through October 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	Bloomberg US Aggregate Bond Index
04/2016	$100,000	$100,000
04/2016	$99,450	$100,338
05/2016	$99,642	$100,364
06/2016	$100,896	$102,167
07/2016	$101,567	$102,813
08/2016	$101,535	$102,696
09/2016	$101,108	$102,636
10/2016	$100,290	$101,850
11/2016	$98,375	$99,441
12/2016	$98,457	$99,582
01/2017	$98,683	$99,777
02/2017	$99,513	$100,448
03/2017	$99,350	$100,395
04/2017	$99,877	$101,170
05/2017	$100,399	$101,948
06/2017	$100,616	$101,846
07/2017	$100,535	$102,284
08/2017	$101,369	$103,201
09/2017	$100,876	$102,710
10/2017	$100,998	$102,769
11/2017	$101,219	$102,638
12/2017	$101,648	$103,109
01/2018	$101,163	$101,921
02/2018	$100,777	$100,955
03/2018	$101,451	$101,602
04/2018	$101,301	$100,847
05/2018	$101,998	$101,566
06/2018	$102,072	$101,442
07/2018	$102,037	$101,466
08/2018	$102,414	$102,119
09/2018	$102,275	$101,461
10/2018	$101,748	$100,659
11/2018	$102,145	$101,260
12/2018	$102,544	$103,120
01/2019	$103,170	$104,215
02/2019	$103,375	$104,155
03/2019	$104,126	$106,155
04/2019	$104,238	$106,182
05/2019	$104,983	$108,067
06/2019	$105,404	$109,424
07/2019	$105,615	$109,665
08/2019	$106,873	$112,506
09/2019	$106,736	$111,907
10/2019	$106,927	$112,244
11/2019	$107,001	$112,187
12/2019	$106,966	$112,109
01/2020	$107,885	$114,266
02/2020	$108,584	$116,323
03/2020	$105,649	$115,639
04/2020	$108,493	$117,694
05/2020	$109,496	$118,242
06/2020	$110,483	$118,987
07/2020	$111,687	$120,764
08/2020	$111,366	$119,790
09/2020	$111,249	$119,724
10/2020	$111,020	$119,189
11/2020	$111,755	$120,359
12/2020	$111,881	$120,525
01/2021	$111,299	$119,660
02/2021	$110,841	$117,933
03/2021	$110,307	$116,460
04/2021	$110,563	$117,380
05/2021	$110,267	$117,763
06/2021	$110,306	$118,591
07/2021	$110,567	$119,917
08/2021	$110,383	$119,689
09/2021	$110,309	$118,652
10/2021	$110,119	$118,620
11/2021	$109,918	$118,970
12/2021	$109,721	$118,666
01/2022	$108,859	$116,110
02/2022	$108,114	$114,814
03/2022	$106,483	$111,624
04/2022	$103,544	$107,388
05/2022	$104,450	$108,081
06/2022	$103,210	$106,385
07/2022	$105,983	$108,985
08/2022	$102,469	$105,905
09/2022	$97,240	$101,329
10/2022	$95,536	$100,017
11/2022	$99,677	$103,695
12/2022	$99,138	$103,227
01/2023	$103,314	$106,403
02/2023	$100,122	$103,652
03/2023	$102,936	$106,285
04/2023	$103,323	$106,929
05/2023	$102,321	$105,765
06/2023	$101,779	$105,388
07/2023	$101,356	$105,314
08/2023	$100,348	$104,642
09/2023	$96,516	$101,982
10/2023	$94,328	$100,373
11/2023	$99,685	$104,919
12/2023	$104,490	$108,935
01/2024	$103,942	$108,636
02/2024	$101,832	$107,101
03/2024	$102,843	$108,090
04/2024	$99,288	$105,360
05/2024	$101,153	$107,146
06/2024	$102,896	$108,160
07/2024	$105,253	$110,686
08/2024	$107,277	$112,277
09/2024	$108,649	$113,780
10/2024	$104,916	$110,959

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/4/16)
Class YFootnote Reference1	11.22%	(0.38)%	0.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$264,850,242
# of Portfolio Holdings	27
Portfolio Turnover Rate	34%
Total Management Fees Paid	$759,409

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.7
U.S. Treasury Notes, 1.875%, Due 2/15/2032	10.6
U.S. Treasury Notes, 4.000%, Due 2/15/2034	7.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	47.1
U.S. Treasury Obligations	44.8
Corporate Obligations	8.1

Industry Allocation - % Investments

Value	Value
Electric	2.3
Banks	2.5
Media	3.3
U.S. Treasury Obligations	44.8
U.S. Agency Mortgage-Backed Obligations	47.1

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Garcia_Y 1024

Class Y: GHQYX

American Beacon

Garcia Hamilton Quality Bond Fund

Class R6: GHQRX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon Garcia Hamilton Quality Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.41%

How did the Fund perform and what affected its performance?

The R6 Class of the Fund returned 11.46% for the twelve months ended October 31, 2024, compared to the Bloomberg U.S. Aggregate Bond Index return of 10.55%.

• The Federal Reserve cut the Federal Funds Rate by 0.50% in September 2024.

• In anticipation of a slower economy, the Fund ended the period with a longer duration of 7.5 years compared to 6.1 years for the Index, which led to outperformance.

• The Fund was underweight in Corporates due to narrow credit spreads. This detracted from performance as Corporates were the best performing sector in the Index, returning 13.6%. Lower-quality Corporate bonds outperformed, while the Fund holds only higher-quality bonds.

• The Fund’s overweighting of Agency Mortgages performed well, although returns were in line with duration-equivalent Treasury bonds.

Cumulative Performance from April 4, 2016 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R6	Bloomberg US Aggregate Bond Index
04/2016	$10,000	$10,000
04/2016	$9,947	$10,034
05/2016	$9,965	$10,036
06/2016	$10,092	$10,217
07/2016	$10,160	$10,281
08/2016	$10,167	$10,270
09/2016	$10,125	$10,264
10/2016	$10,034	$10,185
11/2016	$9,844	$9,944
12/2016	$9,853	$9,958
01/2017	$9,876	$9,978
02/2017	$9,960	$10,045
03/2017	$9,944	$10,039
04/2017	$10,008	$10,117
05/2017	$10,061	$10,195
06/2017	$10,074	$10,185
07/2017	$10,067	$10,228
08/2017	$10,151	$10,320
09/2017	$10,113	$10,271
10/2017	$10,126	$10,277
11/2017	$10,138	$10,264
12/2017	$10,192	$10,311
01/2018	$10,145	$10,192
02/2018	$10,107	$10,095
03/2018	$10,165	$10,160
04/2018	$10,151	$10,085
05/2018	$10,232	$10,157
06/2018	$10,240	$10,144
07/2018	$10,237	$10,147
08/2018	$10,276	$10,212
09/2018	$10,263	$10,146
10/2018	$10,201	$10,066
11/2018	$10,241	$10,126
12/2018	$10,282	$10,312
01/2019	$10,356	$10,422
02/2019	$10,367	$10,416
03/2019	$10,444	$10,615
04/2019	$10,456	$10,618
05/2019	$10,532	$10,807
06/2019	$10,576	$10,942
07/2019	$10,598	$10,966
08/2019	$10,715	$11,251
09/2019	$10,704	$11,191
10/2019	$10,724	$11,224
11/2019	$10,743	$11,219
12/2019	$10,730	$11,211
01/2020	$10,824	$11,427
02/2020	$10,895	$11,632
03/2020	$10,612	$11,564
04/2020	$10,889	$11,769
05/2020	$11,001	$11,824
06/2020	$11,091	$11,899
07/2020	$11,213	$12,076
08/2020	$11,182	$11,979
09/2020	$11,172	$11,972
10/2020	$11,150	$11,919
11/2020	$11,225	$12,036
12/2020	$11,250	$12,052
01/2021	$11,193	$11,966
02/2021	$11,137	$11,793
03/2021	$11,084	$11,646
04/2021	$11,122	$11,738
05/2021	$11,093	$11,776
06/2021	$11,087	$11,859
07/2021	$11,114	$11,992
08/2021	$11,107	$11,969
09/2021	$11,090	$11,865
10/2021	$11,071	$11,862
11/2021	$11,053	$11,897
12/2021	$11,034	$11,867
01/2022	$10,948	$11,611
02/2022	$10,874	$11,481
03/2022	$10,710	$11,162
04/2022	$10,427	$10,739
05/2022	$10,496	$10,808
06/2022	$10,384	$10,639
07/2022	$10,670	$10,898
08/2022	$10,317	$10,591
09/2022	$9,803	$10,133
10/2022	$9,621	$10,002
11/2022	$10,038	$10,370
12/2022	$9,985	$10,323
01/2023	$10,406	$10,640
02/2023	$10,085	$10,365
03/2023	$10,369	$10,629
04/2023	$10,421	$10,693
05/2023	$10,309	$10,576
06/2023	$10,267	$10,539
07/2023	$10,214	$10,531
08/2023	$10,113	$10,464
09/2023	$9,727	$10,198
10/2023	$9,508	$10,037
11/2023	$10,048	$10,492
12/2023	$10,534	$10,893
01/2024	$10,479	$10,864
02/2024	$10,267	$10,710
03/2024	$10,370	$10,809
04/2024	$10,001	$10,536
05/2024	$10,202	$10,715
06/2024	$10,378	$10,816
07/2024	$10,605	$11,069
08/2024	$10,834	$11,228
09/2024	$10,973	$11,378
10/2024	$10,598	$11,096

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	Since Inception (4/4/16)
R6 ClassFootnote Reference1	11.46%	(0.24)%	0.68%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.22%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

Key Fund Statistics

Total Net Assets	$264,850,242
# of Portfolio Holdings	27
Portfolio Turnover Rate	34%
Total Management Fees Paid	$759,409

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.500%, Due 2/15/2033	12.7
U.S. Treasury Notes, 1.875%, Due 2/15/2032	10.6
U.S. Treasury Notes, 4.000%, Due 2/15/2034	7.9
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	6.4
Federal Home Loan Mortgage Corp., 4.000%, Due 11/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 3/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 4/1/2052	3.9
Federal Home Loan Mortgage Corp., 4.000%, Due 10/1/2052	3.9
Federal Home Loan Mortgage Corp., 2.500%, Due 9/1/2042	3.7
Federal National Mortgage Association, 3.000%, Due 5/1/2052	3.7

Excludes cash equivalents.

Asset Allocation - % Investments

Value	Value
U.S. Agency Mortgage-Backed Obligations	47.1
U.S. Treasury Obligations	44.8
Corporate Obligations	8.1

Industry Allocation - % Investments

Value	Value
Electric	2.3
Banks	2.5
Media	3.3
U.S. Treasury Obligations	44.8
U.S. Agency Mortgage-Backed Obligations	47.1

Excludes cash.

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

Garcia Hamilton Quality Bond Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

Garcia_R6 1024

Class R6: GHQRX

American Beacon

EAM International Small Cap Fund

Class R5: TOVIX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon EAM International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$97	0.89%

How did the Fund perform and what affected its performance?

The R5 Class of the Fund returned 18.52% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 23.73%.

• The Fund’s strategy of informed momentum investing struggled as investors rotated into lower momentum and weaker quality stocks in the latter part of the twelve-month period with the loosening of global monetary policy and the prospect of a soft landing among international markets.

• The Fund's holdings in the Financials, Consumer Discretionary, and Materials sectors detracted from the Fund's performance. Conversely, holdings in the Information Technology and Health Care sectors contributed to performance. The Fund’s holdings in Taiwan detracted from performance, while holdings in Korea contributed positively to performance during the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $250,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	R5	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2014	$250,000	$250,000	$250,000
11/2014	$253,626	$253,400	$248,950
12/2014	$247,670	$244,622	$245,858
01/2015	$254,279	$245,818	$244,956
02/2015	$269,334	$260,513	$258,322
03/2015	$269,150	$256,556	$255,524
04/2015	$279,064	$267,031	$270,792
05/2015	$282,920	$265,664	$272,305
06/2015	$276,127	$258,137	$266,303
07/2015	$280,166	$263,497	$261,228
08/2015	$263,275	$244,113	$246,655
09/2015	$251,709	$231,718	$239,612
10/2015	$267,865	$249,831	$253,815
11/2015	$268,967	$245,945	$252,000
12/2015	$265,667	$242,631	$252,257
01/2016	$249,394	$225,085	$232,914
02/2016	$246,935	$220,961	$233,704
03/2016	$266,614	$235,339	$253,980
04/2016	$274,372	$242,152	$261,082
05/2016	$273,993	$239,952	$259,364
06/2016	$269,263	$231,898	$251,758
07/2016	$280,427	$243,651	$265,768
08/2016	$280,805	$243,823	$265,131
09/2016	$284,211	$246,819	$271,675
10/2016	$273,236	$241,770	$264,522
11/2016	$268,884	$236,955	$256,668
12/2016	$274,866	$245,057	$262,116
01/2017	$287,744	$252,166	$272,161
02/2017	$289,858	$255,772	$279,330
03/2017	$298,508	$262,813	$285,121
04/2017	$308,311	$269,500	$293,674
05/2017	$316,768	$279,392	$301,639
06/2017	$314,077	$278,898	$302,906
07/2017	$325,418	$286,943	$313,607
08/2017	$322,727	$286,835	$317,005
09/2017	$334,260	$293,971	$323,814
10/2017	$337,912	$298,435	$329,860
11/2017	$336,758	$301,566	$334,773
12/2017	$341,328	$306,406	$345,064
01/2018	$358,852	$321,775	$362,027
02/2018	$341,328	$307,252	$347,785
03/2018	$338,991	$301,714	$343,844
04/2018	$338,796	$308,603	$347,820
05/2018	$331,397	$301,666	$344,299
06/2018	$324,972	$297,980	$334,916
07/2018	$328,671	$305,315	$337,250
08/2018	$320,104	$299,419	$333,968
09/2018	$319,715	$302,017	$329,847
10/2018	$293,234	$277,979	$297,764
11/2018	$290,898	$277,629	$298,505
12/2018	$273,445	$264,152	$282,264
01/2019	$292,582	$281,512	$304,371
02/2019	$300,671	$288,688	$310,755
03/2019	$302,644	$290,508	$311,228
04/2019	$316,060	$298,676	$318,111
05/2019	$296,331	$284,332	$301,695
06/2019	$310,536	$301,200	$315,007
07/2019	$305,801	$297,376	$312,903
08/2019	$297,120	$289,672	$303,885
09/2019	$302,447	$297,973	$311,268
10/2019	$308,760	$308,679	$323,865
11/2019	$315,073	$312,159	$329,302
12/2019	$327,474	$322,304	$345,544
01/2020	$314,747	$315,571	$334,757
02/2020	$288,282	$287,044	$303,969
03/2020	$250,908	$248,733	$245,318
04/2020	$267,676	$264,802	$275,134
05/2020	$282,625	$276,333	$291,815
06/2020	$291,110	$285,742	$301,324
07/2020	$303,838	$292,402	$316,395
08/2020	$320,201	$307,435	$337,206
09/2020	$323,231	$299,446	$332,935
10/2020	$314,747	$287,490	$324,107
11/2020	$352,322	$332,055	$368,956
12/2020	$369,713	$347,494	$394,757
01/2021	$367,882	$343,792	$394,063
02/2021	$379,474	$351,503	$408,320
03/2021	$386,795	$359,585	$416,596
04/2021	$399,404	$370,405	$435,728
05/2021	$410,792	$382,484	$445,825
06/2021	$406,114	$378,180	$443,060
07/2021	$406,928	$381,027	$446,615
08/2021	$410,385	$387,748	$456,933
09/2021	$394,319	$376,495	$443,040
10/2021	$397,777	$385,755	$449,967
11/2021	$382,118	$367,801	$427,690
12/2021	$398,448	$386,634	$445,773
01/2022	$374,948	$367,950	$417,946
02/2022	$362,245	$361,444	$412,534
03/2022	$354,835	$363,767	$416,733
04/2022	$330,699	$340,233	$389,832
05/2022	$340,226	$342,784	$386,240
06/2022	$304,235	$310,978	$343,604
07/2022	$316,091	$326,474	$363,458
08/2022	$296,613	$310,968	$353,925
09/2022	$269,090	$281,878	$314,853
10/2022	$285,180	$297,036	$325,085
11/2022	$323,501	$330,493	$356,152
12/2022	$317,604	$330,758	$356,748
01/2023	$345,419	$357,542	$382,430
02/2023	$338,735	$350,082	$372,659
03/2023	$344,341	$358,758	$373,502
04/2023	$340,029	$368,887	$379,003
05/2023	$337,010	$353,276	$368,495
06/2023	$358,356	$369,354	$381,154
07/2023	$371,940	$381,305	$400,511
08/2023	$364,178	$366,696	$389,346
09/2023	$345,635	$354,170	$374,692
10/2023	$330,110	$339,812	$353,742
11/2023	$356,631	$371,352	$387,972
12/2023	$368,804	$391,082	$412,609
01/2024	$363,083	$393,333	$405,530
02/2024	$391,030	$400,532	$409,592
03/2024	$401,372	$413,706	$421,310
04/2024	$386,629	$403,111	$415,177
05/2024	$405,113	$418,726	$428,628
06/2024	$405,333	$411,966	$424,083
07/2024	$404,453	$424,051	$440,232
08/2024	$409,734	$437,840	$448,341
09/2024	$409,514	$441,883	$461,820
10/2024	$391,250	$417,853	$437,686

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class R5Footnote Reference1	18.52%	4.85%	4.58%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
MSCI® ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI® EAFE Index (Net) is replacing the MSCI® ACWI ex USA Small Cap Index (Net) as the broad-based securities market index to comply with a new regulatory requirement. The MSCI® ACWI ex USA Small Cap Index (Net) reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$126,424,066
# of Portfolio Holdings	137
Portfolio Turnover Rate	260%
Total Management Fees Paid	$813,252

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	94.7
Investment Companies	2.9
Common Stocks	1.5
Foreign Preferred Stocks	0.8
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Hanwha Aerospace Co. Ltd.	1.1
Telix Pharmaceuticals Ltd.	1.0
Jentech Precision Industrial Co. Ltd.	1.0
HUB24 Ltd.	1.0
Lotus Bakeries NV	1.0
Yangzijiang Shipbuilding Holdings Ltd.	0.9
Van Lanschot Kempen NV	0.9
LIG Nex1 Co. Ltd.	0.9
Qifu Technology, Inc., ADR	0.9
InPost SA	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.4
Utilities	1.4
Real Estate	1.7
Energy	1.9
Consumer Staples	6.1
Materials	8.8
Health Care	9.7
Information Technology	10.8
Consumer Discretionary	13.3
Financials	13.6
Industrials	31.3

Top Ten Country Exposure - % Equities

Value	Value
Sweden	3.6
Switzerland	4.9
China	5.8
United Kingdom	5.8
Taiwan	7.7
Republic Of Korea	8.0
Canada	9.4
Australia	9.4
India	11.6
Japan	13.2

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

EAM International Small Cap Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

EAM_R5 1024

Class R5: TOVIX

American Beacon

EAM International Small Cap Fund

Investor Class: TIVFX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon EAM International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$146	1.34%

How did the Fund perform and what affected its performance?

The Investor Class of the Fund returned 18.07% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 23.73%.

• The Fund’s strategy of informed momentum investing struggled as investors rotated into lower momentum and weaker quality stocks in the latter part of the twelve-month period with the loosening of global monetary policy and the prospect of a soft landing among international markets.

• The Fund's holdings in the Financials, Consumer Discretionary, and Materials sectors detracted from the Fund's performance. Conversely, holdings in the Information Technology and Health Care sectors contributed to performance. The Fund’s holdings in Taiwan detracted from performance, while holdings in Korea contributed positively to performance during the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $10,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

	Investor	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2014	$10,000	$10,000	$10,000
11/2014	$10,145	$10,136	$9,958
12/2014	$9,907	$9,785	$9,834
01/2015	$10,171	$9,833	$9,798
02/2015	$10,773	$10,421	$10,333
03/2015	$10,766	$10,262	$10,221
04/2015	$11,163	$10,681	$10,832
05/2015	$11,317	$10,627	$10,892
06/2015	$11,045	$10,325	$10,652
07/2015	$11,207	$10,540	$10,449
08/2015	$10,531	$9,765	$9,866
09/2015	$10,068	$9,269	$9,584
10/2015	$10,715	$9,993	$10,153
11/2015	$10,759	$9,838	$10,080
12/2015	$10,627	$9,705	$10,090
01/2016	$9,976	$9,003	$9,317
02/2016	$9,877	$8,838	$9,348
03/2016	$10,665	$9,414	$10,159
04/2016	$10,975	$9,686	$10,443
05/2016	$10,960	$9,598	$10,375
06/2016	$10,771	$9,276	$10,070
07/2016	$11,217	$9,746	$10,631
08/2016	$11,232	$9,753	$10,605
09/2016	$11,368	$9,873	$10,867
10/2016	$10,929	$9,671	$10,581
11/2016	$10,755	$9,478	$10,267
12/2016	$10,995	$9,802	$10,485
01/2017	$11,510	$10,087	$10,886
02/2017	$11,594	$10,231	$11,173
03/2017	$11,940	$10,513	$11,405
04/2017	$12,332	$10,780	$11,747
05/2017	$12,671	$11,176	$12,066
06/2017	$12,563	$11,156	$12,116
07/2017	$13,017	$11,478	$12,544
08/2017	$12,909	$11,473	$12,680
09/2017	$13,370	$11,759	$12,953
10/2017	$13,516	$11,937	$13,194
11/2017	$13,470	$12,063	$13,391
12/2017	$13,653	$12,256	$13,803
01/2018	$14,354	$12,871	$14,481
02/2018	$13,653	$12,290	$13,911
03/2018	$13,560	$12,069	$13,754
04/2018	$13,552	$12,344	$13,913
05/2018	$13,256	$12,067	$13,772
06/2018	$12,999	$11,919	$13,397
07/2018	$13,147	$12,213	$13,490
08/2018	$12,804	$11,977	$13,359
09/2018	$12,789	$12,081	$13,194
10/2018	$11,729	$11,119	$11,911
11/2018	$11,636	$11,105	$11,940
12/2018	$10,938	$10,566	$11,291
01/2019	$11,703	$11,260	$12,175
02/2019	$12,019	$11,548	$12,430
03/2019	$12,090	$11,620	$12,449
04/2019	$12,627	$11,947	$12,724
05/2019	$11,837	$11,373	$12,068
06/2019	$12,398	$12,048	$12,600
07/2019	$12,200	$11,895	$12,516
08/2019	$11,861	$11,587	$12,155
09/2019	$12,074	$11,919	$12,451
10/2019	$12,319	$12,347	$12,955
11/2019	$12,571	$12,486	$13,172
12/2019	$13,058	$12,892	$13,822
01/2020	$12,552	$12,623	$13,390
02/2020	$11,493	$11,482	$12,159
03/2020	$10,000	$9,949	$9,813
04/2020	$10,666	$10,592	$11,005
05/2020	$11,252	$11,053	$11,673
06/2020	$11,597	$11,430	$12,053
07/2020	$12,095	$11,696	$12,656
08/2020	$12,745	$12,297	$13,488
09/2020	$12,857	$11,978	$13,317
10/2020	$12,520	$11,500	$12,964
11/2020	$14,013	$13,282	$14,758
12/2020	$14,705	$13,900	$15,790
01/2021	$14,625	$13,752	$15,763
02/2021	$15,084	$14,060	$16,333
03/2021	$15,374	$14,383	$16,664
04/2021	$15,865	$14,816	$17,429
05/2021	$16,316	$15,299	$17,833
06/2021	$16,123	$15,127	$17,722
07/2021	$16,163	$15,241	$17,865
08/2021	$16,292	$15,510	$18,277
09/2021	$15,647	$15,060	$17,722
10/2021	$15,776	$15,430	$17,999
11/2021	$15,156	$14,712	$17,108
12/2021	$15,807	$15,465	$17,831
01/2022	$14,863	$14,718	$16,718
02/2022	$14,362	$14,458	$16,501
03/2022	$14,061	$14,551	$16,669
04/2022	$13,101	$13,609	$15,593
05/2022	$13,477	$13,711	$15,450
06/2022	$12,041	$12,439	$13,744
07/2022	$12,508	$13,059	$14,538
08/2022	$11,740	$12,439	$14,157
09/2022	$10,646	$11,275	$12,594
10/2022	$11,281	$11,881	$13,003
11/2022	$12,792	$13,220	$14,246
12/2022	$12,556	$13,230	$14,270
01/2023	$13,648	$14,302	$15,297
02/2023	$13,377	$14,003	$14,906
03/2023	$13,606	$14,350	$14,940
04/2023	$13,428	$14,755	$15,160
05/2023	$13,301	$14,131	$14,740
06/2023	$14,131	$14,774	$15,246
07/2023	$14,656	$15,252	$16,020
08/2023	$14,351	$14,668	$15,574
09/2023	$13,606	$14,167	$14,988
10/2023	$12,979	$13,592	$14,150
11/2023	$14,021	$14,854	$15,519
12/2023	$14,490	$15,643	$16,504
01/2024	$14,258	$15,733	$16,221
02/2024	$15,351	$16,021	$16,384
03/2024	$15,756	$16,548	$16,852
04/2024	$15,170	$16,124	$16,607
05/2024	$15,885	$16,749	$17,145
06/2024	$15,894	$16,479	$16,963
07/2024	$15,850	$16,962	$17,609
08/2024	$16,048	$17,514	$17,934
09/2024	$16,040	$17,675	$18,473
10/2024	$15,325	$16,714	$17,507

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	18.07%	4.46%	4.36%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
MSCI® ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI® EAFE Index (Net) is replacing the MSCI® ACWI ex USA Small Cap Index (Net) as the broad-based securities market index to comply with a new regulatory requirement. The MSCI® ACWI ex USA Small Cap Index (Net) reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$126,424,066
# of Portfolio Holdings	137
Portfolio Turnover Rate	260%
Total Management Fees Paid	$813,252

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	94.7
Investment Companies	2.9
Common Stocks	1.5
Foreign Preferred Stocks	0.8
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Hanwha Aerospace Co. Ltd.	1.1
Telix Pharmaceuticals Ltd.	1.0
Jentech Precision Industrial Co. Ltd.	1.0
HUB24 Ltd.	1.0
Lotus Bakeries NV	1.0
Yangzijiang Shipbuilding Holdings Ltd.	0.9
Van Lanschot Kempen NV	0.9
LIG Nex1 Co. Ltd.	0.9
Qifu Technology, Inc., ADR	0.9
InPost SA	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.4
Utilities	1.4
Real Estate	1.7
Energy	1.9
Consumer Staples	6.1
Materials	8.8
Health Care	9.7
Information Technology	10.8
Consumer Discretionary	13.3
Financials	13.6
Industrials	31.3

Top Ten Country Exposure - % Equities

Value	Value
Sweden	3.6
Switzerland	4.9
China	5.8
United Kingdom	5.8
Taiwan	7.7
Republic Of Korea	8.0
Canada	9.4
Australia	9.4
India	11.6
Japan	13.2

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective March 1, 2024, the contractual expense limitation the Investor was increased from 0.00% to 1.30% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, security lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

EAM International Small Cap Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

EAM_Investor 1024

Investor Class: TIVFX

American Beacon

EAM International Small Cap Fund

Class Y: TOVYX

Annual Shareholder Report - October 31, 2024

This annual shareholder report contains important information about American Beacon EAM International Small Cap Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811. This report describes material changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$123	1.13%

How did the Fund perform and what affected its performance?

The Y Class of the Fund returned 18.31% for the twelve months ended October 31, 2024, compared to the MSCI® EAFE Index (Net) return of 22.97% and the MSCI® ACWI ex USA Small Cap Index (Net) return of 23.73%.

• The Fund’s strategy of informed momentum investing struggled as investors rotated into lower momentum and weaker quality stocks in the latter part of the twelve-month period with the loosening of global monetary policy and the prospect of a soft landing among international markets.

• The Fund's holdings in the Financials, Consumer Discretionary, and Materials sectors detracted from the Fund's performance. Conversely, holdings in the Information Technology and Health Care sectors contributed to performance. The Fund’s holdings in Taiwan detracted from performance, while holdings in Korea contributed positively to performance during the period.

Cumulative Performance from October 31, 2014 through October 31, 2024

The initial investment, based on a $100,000 investment, is adjusted to reflect the maximum applicable sales charge, if any.

#ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value (#ERROR:Invalid Formula (#!=""), 'Multiple values from an iterator cannot be used in a formula unless they are aggregrated.')
	Y	MSCI® EAFE Index (Net)	MSCI® ACWI ex USA Small Cap Index (Net)
10/2014	$100,000	$100,000	$100,000
11/2014	$101,450	$101,360	$99,580
12/2014	$99,068	$97,849	$98,343
01/2015	$101,712	$98,327	$97,982
02/2015	$107,734	$104,205	$103,329
03/2015	$107,660	$102,622	$102,210
04/2015	$111,626	$106,812	$108,317
05/2015	$113,168	$106,266	$108,922
06/2015	$110,451	$103,255	$106,521
07/2015	$112,066	$105,399	$104,491
08/2015	$105,310	$97,645	$98,662
09/2015	$100,684	$92,687	$95,845
10/2015	$107,146	$99,932	$101,526
11/2015	$107,587	$98,378	$100,800
12/2015	$106,267	$97,052	$100,903
01/2016	$99,758	$90,034	$93,165
02/2016	$98,774	$88,385	$93,481
03/2016	$106,645	$94,136	$101,592
04/2016	$109,749	$96,861	$104,433
05/2016	$109,597	$95,981	$103,745
06/2016	$107,705	$92,759	$100,703
07/2016	$112,171	$97,460	$106,307
08/2016	$112,322	$97,529	$106,052
09/2016	$113,685	$98,727	$108,670
10/2016	$109,295	$96,708	$105,809
11/2016	$107,554	$94,782	$102,667
12/2016	$109,946	$98,023	$104,846
01/2017	$115,098	$100,866	$108,864
02/2017	$115,943	$102,309	$111,732
03/2017	$119,403	$105,125	$114,048
04/2017	$123,324	$107,800	$117,469
05/2017	$126,707	$111,757	$120,656
06/2017	$125,631	$111,559	$121,162
07/2017	$130,167	$114,777	$125,443
08/2017	$129,091	$114,734	$126,802
09/2017	$133,704	$117,589	$129,526
10/2017	$135,165	$119,374	$131,944
11/2017	$134,703	$120,626	$133,909
12/2017	$136,531	$122,562	$138,026
01/2018	$143,541	$128,710	$144,811
02/2018	$136,531	$122,901	$139,114
03/2018	$135,596	$120,686	$137,537
04/2018	$135,519	$123,441	$139,128
05/2018	$132,559	$120,666	$137,720
06/2018	$129,989	$119,192	$133,966
07/2018	$131,469	$122,126	$134,900
08/2018	$128,042	$119,768	$133,587
09/2018	$127,886	$120,807	$131,939
10/2018	$117,294	$111,192	$119,106
11/2018	$116,359	$111,052	$119,402
12/2018	$109,378	$105,661	$112,906
01/2019	$117,033	$112,605	$121,748
02/2019	$120,268	$115,475	$124,302
03/2019	$121,058	$116,203	$124,491
04/2019	$126,345	$119,470	$127,244
05/2019	$118,532	$113,733	$120,678
06/2019	$124,214	$120,480	$126,003
07/2019	$122,241	$118,950	$125,161
08/2019	$118,848	$115,869	$121,554
09/2019	$120,979	$119,189	$124,507
10/2019	$123,425	$123,471	$129,546
11/2019	$125,872	$124,863	$131,721
12/2019	$130,865	$128,921	$138,218
01/2020	$125,776	$126,229	$133,903
02/2020	$115,113	$114,818	$121,588
03/2020	$100,169	$99,493	$98,127
04/2020	$106,873	$105,921	$110,054
05/2020	$112,851	$110,533	$116,726
06/2020	$116,325	$114,297	$120,530
07/2020	$121,333	$116,961	$126,558
08/2020	$127,876	$122,974	$134,882
09/2020	$129,007	$119,779	$133,174
10/2020	$125,695	$114,996	$129,643
11/2020	$140,640	$132,822	$147,582
12/2020	$147,649	$138,998	$157,903
01/2021	$146,837	$137,517	$157,625
02/2021	$151,548	$140,601	$163,328
03/2021	$154,390	$143,834	$166,638
04/2021	$159,426	$148,162	$174,291
05/2021	$163,974	$152,994	$178,330
06/2021	$162,106	$151,272	$177,224
07/2021	$162,431	$152,411	$178,646
08/2021	$163,811	$155,099	$182,773
09/2021	$157,395	$150,598	$177,216
10/2021	$158,695	$154,302	$179,987
11/2021	$152,522	$147,120	$171,076
12/2021	$158,980	$154,653	$178,309
01/2022	$149,598	$147,180	$167,178
02/2022	$144,527	$144,578	$165,014
03/2022	$141,569	$145,507	$166,693
04/2022	$131,934	$136,093	$155,933
05/2022	$135,737	$137,114	$154,496
06/2022	$121,285	$124,391	$137,442
07/2022	$126,018	$130,590	$145,383
08/2022	$118,242	$124,387	$141,570
09/2022	$107,339	$112,751	$125,941
10/2022	$113,762	$118,814	$130,034
11/2022	$128,976	$132,197	$142,461
12/2022	$126,589	$132,303	$142,699
01/2023	$137,682	$143,017	$152,972
02/2023	$135,016	$140,033	$149,064
03/2023	$137,252	$143,503	$149,401
04/2023	$135,446	$147,555	$151,601
05/2023	$134,242	$141,310	$147,398
06/2023	$142,670	$147,741	$152,461
07/2023	$148,002	$152,522	$160,204
08/2023	$144,906	$146,678	$155,738
09/2023	$137,424	$141,668	$149,877
10/2023	$131,060	$135,925	$141,497
11/2023	$141,638	$148,541	$155,189
12/2023	$146,384	$156,433	$165,044
01/2024	$144,105	$157,333	$162,212
02/2024	$155,150	$160,213	$163,837
03/2024	$159,182	$165,482	$168,524
04/2024	$153,309	$161,244	$166,071
05/2024	$160,584	$167,490	$171,451
06/2024	$160,760	$164,786	$169,633
07/2024	$160,321	$169,621	$176,093
08/2024	$162,425	$175,136	$179,337
09/2024	$162,250	$176,753	$184,728
10/2024	$155,062	$167,141	$175,075

Average Annual Total Returns (%)

HEADER	1 Year	5 Years	10 Years
Class YFootnote Reference1	18.31%	4.67%	4.48%
MSCI® EAFE Index (Net)	22.97%	6.24%	5.27%
MSCI® ACWI ex USA Small Cap Index (Net)	23.73%	6.21%	5.76%
Footnote	Description
Footnote[1]	Return may differ from actual shareholder return due to accounting adjustments for financial reporting purposes.

Performance shown is historical and is not indicative of future returns.  Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit americanbeaconfunds.com or call 800-967-9009. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund's performance benefited from fee waivers. Performance includes historical performance of another Class of the Fund. For more information, visit americanbeaconfunds.com/Performance_Disclaimers.aspx.

The MSCI® EAFE Index (Net) is replacing the MSCI® ACWI ex USA Small Cap Index (Net) as the broad-based securities market index to comply with a new regulatory requirement. The MSCI® ACWI ex USA Small Cap Index (Net) reflects the market sectors in which the Fund invests.

Key Fund Statistics

Total Net Assets	$126,424,066
# of Portfolio Holdings	137
Portfolio Turnover Rate	260%
Total Management Fees Paid	$813,252

Asset Allocation - % Investments

Value	Value
Foreign Common Stocks	94.7
Investment Companies	2.9
Common Stocks	1.5
Foreign Preferred Stocks	0.8
Securities Lending Collateral	0.1

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

What did the Fund invest in?

 Top Ten Holdings - % Net Assets

Hanwha Aerospace Co. Ltd.	1.1
Telix Pharmaceuticals Ltd.	1.0
Jentech Precision Industrial Co. Ltd.	1.0
HUB24 Ltd.	1.0
Lotus Bakeries NV	1.0
Yangzijiang Shipbuilding Holdings Ltd.	0.9
Van Lanschot Kempen NV	0.9
LIG Nex1 Co. Ltd.	0.9
Qifu Technology, Inc., ADR	0.9
InPost SA	0.9

Excludes cash equivalents.

Sector Allocation - % Equities

Value	Value
Communication Services	1.4
Utilities	1.4
Real Estate	1.7
Energy	1.9
Consumer Staples	6.1
Materials	8.8
Health Care	9.7
Information Technology	10.8
Consumer Discretionary	13.3
Financials	13.6
Industrials	31.3

Top Ten Country Exposure - % Equities

Value	Value
Sweden	3.6
Switzerland	4.9
China	5.8
United Kingdom	5.8
Taiwan	7.7
Republic Of Korea	8.0
Canada	9.4
Australia	9.4
India	11.6
Japan	13.2

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Effective March 1, 2024, the contractual expense limitation the Y was increased from 0.00% to 1.10% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, security lending fees, expenses associated with securities sold short, litigation and other extraordinary expenses).

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/literature or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

EAM International Small Cap Fund

Distributed by:

Resolute Investment Distributors, Inc.

Annual Shareholder Report - October 31, 2024

EAM_Y 1024

Class Y: TOVYX

Item 2. Code of Ethics

The registrant adopted a code of ethics (the “Code”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant amended the Code on June 14, 2024 to update the name of the Principal Executive Officer. The registrant has not granted any waivers from the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees of the Trust has determined that Claudia Holz, a member of the Trust’s Audit and Compliance Committee, is the “audit committee financial expert” as defined in Form N-CSR. Ms. Holz is considered “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Account Fees and Services

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to all other fees category would consist of service related to internal control reviews, strategy, and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and all other fees by the principal accountant.

(a)

Audit Fees	Fiscal Year Ended
$269,734	10/31/23
$277,657	10/31/24

(b)
Audit Related Fees	Fiscal Year Ended
$0	10/31/23
$0	10/31/24

(c)
Tax Fees(1)	Fiscal Year Ended
$128,195	10/31/23
$182,187	10/31/24

(d)
All Other Fees	Fiscal Year Ended
$0	10/31/23
$0	10/31/24

(1) “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, tax planning, filing assistance for EU reclaims and PFIC tax services. These fees include international, federal, state, and excise tax reviews.

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the registrant’s principal accountant:

•

to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;

•

to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;

•

to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;

•	to review the arrangements for and scope of the annual audit and any special audits; and

•	to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.

The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.

(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees for Services Rendered to the:

Registrant	Adviser	Adviser’s Affiliates Providing Ongoing Services to Registrant	Fiscal Year Ended
$128,195	$32,969	N/A	10/31/23
$182,187	$31,575	N/A	10/31/24

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Funds

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Beacon®
FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

October 31, 2024

BALANCED FUND

Bal 1024

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	October 31, 2024

Additional Fund Information	Back Cover

American Beacon Balanced FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Balanced Fund (one of the funds constituting American Beacon Funds, referred hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 27, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 55.34%

Communication Services - 3.27%

Entertainment - 0.59%
Electronic Arts, Inc.	3,077	$464,166
Warner Bros Discovery, Inc.A	24,999	203,242

		667,408

Interactive Media & Services - 1.04%
Alphabet, Inc., Class A	6,967	1,192,123

Media -1.64%
Comcast Corp., Class A	36,666	1,601,204
Omnicom Group, Inc.	1,786	180,386
Paramount Global, Class B	8,500	92,990

		1,874,580

Total Communication Services		3,734,111

Consumer Discretionary - 5.30%

Automobile Components - 0.93%
Adient PLCA	3,332	65,074
Aptiv PLCA	14,539	826,251
BorgWarner, Inc.	5,200	174,876

		1,066,201

Automobiles - 0.91%
General Motors Co.	20,542	1,042,712

Hotels, Restaurants & Leisure - 2.76%
Aramark	9,098	344,177
Booking Holdings, Inc.	43	201,079
Carnival Corp.A	60,240	1,325,280
Las Vegas Sands Corp.	16,457	853,296
Wynn Resorts Ltd.	4,354	418,071

		3,141,903

Specialty Retail - 0.70%
Lithia Motors, Inc.	2,402	798,353

Total Consumer Discretionary		6,049,169

Consumer Staples - 2.30%

Beverages - 0.62%
Keurig Dr. Pepper, Inc.	21,327	702,725

Food Products - 0.68%
Conagra Brands, Inc.	8,400	243,096
Kraft Heinz Co.	16,100	538,706

		781,802

Tobacco - 1.00%
Philip Morris International, Inc.	8,563	1,136,310

Total Consumer Staples		2,620,837

Energy - 5.93%

Energy Equipment & Services - 1.69%
Baker Hughes Co.	14,000	533,120
Halliburton Co.	22,374	620,655
NOV, Inc.	41,200	639,012
Schlumberger NV	3,500	140,245

		1,933,032

See accompanying notes

2

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 55.34% (continued)

Energy - 5.93% (continued)

Oil, Gas & Consumable Fuels - 4.24%
APA Corp.	39,114	$923,090
Exxon Mobil Corp.	8,451	986,908
Hess Corp.	4,278	575,306
Marathon Oil Corp.	11,531	319,409
Murphy Oil Corp.	3,500	110,180
Ovintiv, Inc.	11,400	446,880
Permian Resources Corp.	25,586	348,737
Phillips 66	3,454	420,766
Shell PLC, ADR	10,435	704,884

		4,836,160

Total Energy		6,769,192

Financials - 11.67%

Banks - 5.76%
Bank of America Corp.	33,159	1,386,709
Citigroup, Inc.	21,257	1,364,062
Citizens Financial Group, Inc.	11,868	499,880
First Citizens BancShares, Inc., Class A	85	164,675
M&T Bank Corp.	2,224	432,968
Trust Financial Corp.	5,700	245,385
U.S. Bancorp	20,750	1,002,433
Wells Fargo & Co.	22,840	1,482,773

		6,578,885

Capital Markets - 1.12%
Bank of New York Mellon Corp.	5,715	430,682
Goldman Sachs Group, Inc.	337	174,495
State Street Corp.	7,276	675,213

		1,280,390

Consumer Finance - 0.88%
American Express Co.	2,205	595,526
Capital One Financial Corp.	1,200	195,348
Discover Financial Services	1,500	222,645

		1,013,519

Financial Services - 1.96%
Corebridge Financial, Inc.	11,400	362,178
Fidelity National Information Services, Inc.	20,839	1,869,884

		2,232,062

Insurance -1.95%
American International Group, Inc.	16,499	1,251,944
Hartford Financial Services Group, Inc.	4,400	485,936
Willis Towers Watson PLC	1,570	474,438

		2,212,318

Total Financials		13,317,174

Health Care - 7.81%

Health Care Equipment & Supplies - 2.00%
GE Healthcare Technologies, Inc.	7,587	662,724
Medtronic PLC	13,537	1,208,177
Solventum Corp.A	2,500	181,450
Zimmer Biomet Holdings, Inc.	2,172	232,230

		2,284,581

See accompanying notes

3

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 55.34% (continued)

Health Care -7.81% (continued)

Health Care Providers & Services - 3.92%
Centene Corp.A	6,260	$389,748
Cigna Group	1,000	314,810
CVS Health Corp.	13,230	746,966
Elevance Health, Inc.	3,229	1,310,199
HCA Healthcare, Inc.	630	226,006
Humana, Inc.	1,550	399,637
Labcorp Holdings, Inc.	800	182,616
UnitedHealth Group, Inc.	1,598	902,071

		4,472,053

Life Sciences Tools & Services - 0.48%
Avantor, Inc.A	24,332	544,307

Pharmaceuticals - 1.41%
GSK PLC, ADR B	3,854	141,673
Merck & Co., Inc.	5,928	606,553
Sanofi SA, ADR	16,364	865,328

		1,613,554

Total Health Care		8,914,495

Industrial - 6.11%

Aerospace & Defense - 0.85%
Boeing Co.A	2,100	313,551
General Dynamics Corp.	600	174,966
RTX Corp.	4,100	496,059

		984,576

Air Freight & Logistics - 0.63%
FedEx Corp.A	2,630	720,226

Building Products - 0.64%
Johnson Controls International PLC	9,598	725,129

Construction & Engineering - 0.42%
AECOM	3,073	328,196
Fluor Corp.A	2,800	146,384

		474,580

Electrical Equipment - 0.70%
Vertiv Holdings Co., Class A	7,317	799,675

Ground Transportation - 0.70%
JB Hunt Transport Services, Inc.	2,905	524,701
Norfolk Southern Corp.	1,100	275,473

		800,174

Machinery - 1.65%
CNH Industrial NV	31,380	352,397
Cummins, Inc.	1,652	543,475
Deere & Co.	400	161,876
PACCAR, Inc.	3,058	318,888
Stanley Black & Decker, Inc.	3,712	344,993
Timken Co.	1,900	157,700

		1,879,329

Professional Services - 0.52%
Jacobs Solutions, Inc.	4,184	588,187

Total Industrials		6,971,876

See accompanying notes

4

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 55.34% (continued)

Information Technology - 5.11%

Communications Equipment - 1.17%
F5, Inc.A	5,700	$1,333,116

Electronic Equipment, Instruments & Component - 0.16%
Corning, Inc.	3,735	177,749

IT Services - 0.44%
Cognizant Technology Solutions Corp., Class A	6,792	506,615

Semiconductors & Semiconductor Equipment - 1.85%
Broadcom, Inc.	5,330	904,874
Micron Technology, Inc.	2,680	267,062
QUALCOMM, Inc.	5,778	940,485

		2,112,421

Software - 1.49%
Oracle Corp.	4,147	696,033
Workday, Inc., Class AA	4,300	1,005,555

		1,701,588

Total Information Technology		5,831,489

Materials - 2.97%

Chemicals - 2.09%
Air Products & Chemicals, Inc.	4,060	1,260,752
Axalta Coating Systems Ltd.A	19,338	733,297
Olin Corp.	9,500	389,785

		2,383,834

Construction Materials - 0.88%
CRH PLC	10,522	1,004,114

Total Materials		3,387,948

Real Estate - 1.26%

Specialized REITs - 1.26%
Public Storage	2,025	666,346
VICI Properties, Inc.	24,292	771,514

		1,437,860

Total Real Estate		1,437,860

Utilities - 3.61%

Electric Utilities - 3.03%
Entergy Corp.	9,053	1,401,224
Pinnacle West Capital Corp.	7,939	697,124
PPL Corp.	19,447	633,194
Xcel Energy, Inc.	10,946	731,302

		3,462,844

Multi-Utilities - 0.58%
Dominion Energy, Inc.	11,100	660,783

Total Utilities		4,123,627

Total Common Stocks (Cost $44,186,194)		63,157,778

See accompanying notes

5

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.61%

Basic Materials - 0.05%

Chemicals - 0.05%
EIDP, Inc., 1.700%, Due 7/15/2025	$55,000	$53,852

Communications - 1.32%

Internet - 0.42%
Amazon.com, Inc.,
1.200%, Due 6/3/2027	250,000	230,958
4.650%, Due 12/1/2029	250,000	252,236

		483,194

Media - 0.59%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, Due 6/1/2034	145,000	147,729
Comcast Corp., 6.550%, Due 7/1/2039	217,000	240,479
Cox Communications, Inc.,
5.450%, Due 9/1/2034C	145,000	141,341
5.950%, Due 9/1/2054C	150,000	143,114

		672,663

Telecommunications - 0.31%
AT&T, Inc.,
3.800%, Due 12/1/2057	70,000	50,315
3.650%, Due 9/15/2059	175,000	120,472
Verizon Communications, Inc., 4.780%, Due 2/15/2035[c]	181,000	174,376

		345,163

Total Communications		1,501,020

Consumer, Cyclical - 1.07%

Airlines - 0.05%
American Airlines Pass-Through Trust, 3.150%, Due 8/15/2033, 2019-1, AA	64,248	58,864

Apparel - 0.22%
Tapestry, Inc., 7.850%, Due 11/27/2033	250,000	255,444

Home Furnishings - 0.10%
Whirlpool Corp., 5.150%, Due 3/1/2043	125,000	111,371

Retail - 0.70%
Home Depot, Inc., 2.950%, Due 6/15/2029	500,000	466,524
Walmart, Inc.,
2.375%, Due 9/24/2029	150,000	137,465
7.550%, Due 2/15/2030	169,000	194,699

		798,688

Total Consumer, Cyclical		1,224,367

Consumer, Non-Cyclical - 0.75%

Beverages - 0.26%
PepsiCo, Inc., 4.450%, Due 5/15/2028	300,000	301,376

Commercial Services - 0.02%
Moody’s Corp., 2.550%, Due 8/18/2060	50,000	26,869

Pharmaceuticals - 0.47%
Bristol-Myers Squibb Co., 3.400%, Due 7/26/2029	560,000	532,285

Total Consumer, Non-Cyclical		860,530

See accompanying notes

6

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.61% (continued)

Energy - 0.26%

Oil & Gas - 0.14%
BP Capital Markets PLC, 6.450%, Due 12/1/2033, (5 yr. CMT + 2.153%)D E	$150,000	$156,592

Pipelines - 0.12%
Enterprise Products Operating LLC, 4.950%, Due 2/15/2035	40,000	39,350
ONEOK Partners LP, 6.850%, Due 10/15/2037	45,000	49,489
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032[c]	65,000	54,073

		142,912

Total Energy		299,504

Financial - 2.84%

Banks - 1.83%
Bank of America Corp.,
1.734%, Due 7/22/2027, (1 day USD SOFR + 0.960%)D	350,000	332,221
6.110%, Due 1/29/2037	176,000	186,414
Citigroup, Inc.,
3.400%, Due 5/1/2026	350,000	343,601
5.875%, Due 1/30/2042	145,000	152,341
Fifth Third Bank NA, 2.250%, Due 2/1/2027	250,000	237,298
JPMorgan Chase & Co.,
1.561%, Due 12/10/2025, (1 day USD SOFR + 0.605%)D	35,000	34,856
5.500%, Due 10/15/2040	313,000	320,334
Morgan Stanley, 2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)D	60,000	48,930
PNC Financial Services Group, Inc., 2.550%, Due 1/22/2030	500,000	447,169

		2,103,164

Insurance - 1.01%
Berkshire Hathaway Finance Corp., 2.300%, Due 3/15/2027	300,000	287,159
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	55,000	35,255
Markel Group, Inc.,
5.000%, Due 5/20/2049	100,000	89,808
3.450%, Due 5/7/2052	125,000	85,241
MetLife, Inc.,
6.375%, Due 6/15/2034	169,000	185,189
4.721%, Due 12/15/2044	193,000	175,176
Prudential Financial, Inc., 4.600%, Due 5/15/2044	313,000	283,093

		1,140,921

Total Financial		3,244,085

Industrial - 1.41%

Aerospace/Defense - 0.20%
RTX Corp., 6.125%, Due 7/15/2038	217,000	233,564

Machinery - Construction & Mining - 0.48%
Caterpillar Financial Services Corp.,
4.900%, Due 1/17/2025	350,000	350,008
4.375%, Due 8/16/2029	200,000	198,231

		548,239

Machinery - Diversified - 0.40%
John Deere Capital Corp., 2.450%, Due 1/9/2030	500,000	450,723

Transportation - 0.33%
Burlington Northern Santa Fe LLC, 5.750%, Due 5/1/2040	202,000	212,532
CSX Corp., 5.500%, Due 4/15/2041	157,000	160,033

		372,565

Total Industrial		1,605,091

See accompanying notes

7

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 11.61% (continued)

Technology - 1.64%

Computers - 1.24%
Apple, Inc.,
1.400%, Due 8/5/2028	$200,000	$179,686
2.200%, Due 9/11/2029	300,000	271,448
Dell International LLC/EMC Corp., 3.450%, Due 12/15/2051	26,000	18,192
Hewlett Packard Enterprise Co., 6.350%, Due 10/15/2045	500,000	531,858
International Business Machines Corp., 4.250%, Due 5/15/2049	500,000	415,464

		1,416,648

Semiconductors - 0.40%
NVIDIA Corp., 1.550%, Due 6/15/2028	500,000	453,908

Total Technology		1,870,556

Utilities - 2.27%

Electric - 2.16%
Appalachian Power Co., 4.500%, Due 3/1/2049, Y	210,000	176,271
Arizona Public Service Co., 2.650%, Due 9/15/2050	30,000	18,004
Berkshire Hathaway Energy Co., 6.125%, Due 4/1/2036	235,000	250,808
Consolidated Edison Co. of New York, Inc., 5.500%, Due 12/1/2039, 09-C	169,000	170,972
Consumers Energy Co., 2.500%, Due 5/1/2060	32,000	18,347
DTE Energy Co., 1.050%, Due 6/1/2025, F	75,000	73,388
Duke Energy Carolinas LLC,
6.000%, Due 1/15/2038	40,000	42,606
6.050%, Due 4/15/2038	115,000	123,365
3.200%, Due 8/15/2049	45,000	31,226
Duke Energy Corp., 5.800%, Due 6/15/2054	95,000	95,353
Duke Energy Progress LLC,
4.150%, Due 12/1/2044	75,000	62,879
4.200%, Due 8/15/2045	30,000	25,124
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, A-2	265,000	216,345
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	55,000	38,940
Entergy Corp.,
2.800%, Due 6/15/2030	30,000	26,838
7.125%, Due 12/1/2054, (5 yr. CMT + 2.670%)D	45,000	46,016
Entergy Louisiana LLC,
4.000%, Due 3/15/2033	47,000	43,646
5.350%, Due 3/15/2034	105,000	106,969
Florida Power & Light Co., 3.950%, Due 3/1/2048	50,000	40,803
Kentucky Utilities Co., 3.300%, Due 6/1/2050	55,000	38,560
National Rural Utilities Cooperative Finance Corp., 5.450%, Due 10/30/2025	70,000	70,676
Pacific Gas & Electric Co., 5.550%, Due 5/15/2029	40,000	40,768
PacifiCorp,
4.150%, Due 2/15/2050	125,000	98,340
5.350%, Due 12/1/2053	95,000	89,785
5.500%, Due 5/15/2054	155,000	149,354
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	45,000	45,516
Sempra,
3.300%, Due 4/1/2025	85,000	84,415
6.400%, Due 10/1/2054, (5 yr. CMT + 2.632%)D	135,000	134,600
6.875%, Due 10/1/2054, (5 yr. CMT + 2.789%)D	100,000	101,796

		2,461,710

Gas - 0.11%
National Fuel Gas Co.,
3.950%, Due 9/15/2027	50,000	48,680
2.950%, Due 3/1/2031	95,000	82,392

		131,072

Total Utilities		2,592,782

Total Corporate Obligations (Cost $13,790,649)		13,251,787

See accompanying notes

8

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 3.62%

Communications - 0.66%

Internet - 0.28%
Alibaba Group Holding Ltd., 3.600%, Due 11/28/2024	$313,000	$312,566

Telecommunications - 0.38%
America Movil SAB de CV, 6.375%, Due 3/1/2035	169,000	182,765
Deutsche Telekom International Finance BV, 4.875%, Due 3/6/2042C	150,000	138,519
Rogers Communications, Inc., 4.300%, Due 2/15/2048	140,000	112,993

		434,277

Total Communications		746,843

Consumer, Cyclical - 0.31%

Auto Manufacturers - 0.31%
Mercedes-Benz Finance North America LLC, 5.250%, Due 11/29/2027C	350,000	354,950

Consumer, Non-Cyclical - 1.33%

Agriculture - 0.37%
BAT Capital Corp.,
6.000%, Due 2/20/2034	35,000	36,218
4.540%, Due 8/15/2047	260,000	208,385
Reynolds American, Inc., 5.700%, Due 8/15/2035	175,000	176,645

		421,248

Beverages - 0.45%
Anheuser-Busch InBev Worldwide, Inc., 5.450%, Due 1/23/2039	500,000	509,535

Pharmaceuticals - 0.51%
Bayer U.S. Finance II LLC, 3.950%, Due 4/15/2045C	245,000	174,496
Bayer U.S. Finance LLC,
6.125%, Due 11/21/2026C	200,000	204,367
6.500%, Due 11/21/2033C	200,000	209,660

		588,523

Total Consumer, Non-Cyclical		1,519,306

Energy - 0.80%

Oil & Gas - 0.36%
Saudi Arabian Oil Co., 4.375%, Due 4/16/2049C	500,000	412,590

Pipelines - 0.44%
Enbridge, Inc.,
7.200%, Due 6/27/2054, (5 yr. CMT + 2.970%)D	115,000	118,776
7.375%, Due 3/15/2055, (5 yr. CMT + 3.122%)D	290,000	297,606
TransCanada PipeLines Ltd., 6.100%, Due 6/1/2040	82,000	85,092

		501,474

Total Energy		914,064

Financial - 0.47%

Banks - 0.21%
Royal Bank of Canada, 1.200%, Due 4/27/2026	250,000	238,051

Diversified Financial Services - 0.13%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.950%, Due 3/10/2055, (5 yr. CMT + 2.720%)D	150,000	154,610

Insurance - 0.13%
Fairfax Financial Holdings Ltd., 6.350%, Due 3/22/2054	140,000	145,772

Total Financial		538,433

See accompanying notes

9

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 3.62% (continued)

Utilities - 0.05%

Electric - 0.05%
National Grid PLC, 5.809%, Due 6/12/2033	$50,000	$51,885

Total Foreign Corporate Obligations (Cost $4,138,860)		4,125,481

FOREIGN SOVEREIGN OBLIGATIONS - 0.58%
Israel Government International Bonds, 5.500%, Due 3/12/2034	200,000	194,500
Mexico Government International Bonds,
4.280%, Due 8/14/2041	250,000	192,605
3.771%, Due 5/24/2061	450,000	270,091

Total Foreign Sovereign Obligations (Cost $679,790)		657,196

ASSET-BACKED OBLIGATIONS - 0.99%
Ally Auto Receivables Trust, 3.310%, Due 11/15/2026,2022-1 A3	47,254	46,961
AmeriCredit Automobile Receivables Trust,
5.840%, Due 10/19/2026,2023-1 A2A	27,464	27,496
4.380%, Due 4/18/2028,2022-2 A3	56,592	56,470
BMW Vehicle Owner Trust, 3.210%, Due 8/25/2026, 2022-AA3	23,132	22,996
CNH Equipment Trust,
0.400%, Due 12/15/2025, 2021-AA3	1,781	1,778
5.420%, Due 10/15/2027, 2024-B A2A	45,000	45,237
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021-2 Ac	110.000	103,311
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034,2021-1 Ac	90,000	84,384
Honda Auto Receivables Owner Trust,
1.880%, Due 5/15/2026,2022-1 A3	49,274	48,707
4.930%, Due 11/15/2027,2023-2 A3	100,000	100,444
John Deere Owner Trust,
2.320%, Due 9/15/2026, 2022-AA3	36,663	36,255
3.740% Due 2/16/2027, 2022-B A3	70,737	70,290
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021-1 Alc	125,000	114,213
Porsche Innovative Lease Owner Trust, 4.670%, Due 11/22/2027, 2024-1AA3C	100,000	99,914
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIC	98,250	86,554
Toyota Auto Loan Extended Note Trust, 1.350% Due 5/25/2033, 2020-1A Ac	135,000	132,401
Toyota Auto Receivables Owner Trust, 1.230% Due 6/15/2026, 2022-AA3	30,163	29,818
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021-1 A3	22,135	21,928

Total Asset-Backed Obligations (Cost $1,166,228)		1,129,157

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.21%
BX Commercial Mortgage Trust, 5.618% Due 9/15/2036, 2021- VOLT A, (1 mo. USD Term SOFR+ 0.814%)C D	140,000	139,212
NRTH Mortgage Trust, 6.445%, Due 3/15/2039, 2024-PARK A, (1 mo. USD Term SOFR + 1.641%)C D	100,000	100,081

Total Commercial Mortgage-Backed Obligations (Cost $239,754)		239,293

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.09%
Federal Home Loan Mortgage Corp.,
3.500% Due 9/1/2028	7,161	7,018
3.000% Due 11/1/2032	35,851	34,305
5.000% Due 8/1/2033	13,214	13,224
5.500% Due 2/1/2034	12,842	12,988
2.500% Due 6/1/2035	57,338	52,745
2.000% Due 3/1/2036	166,305	148,632
4.000% Due 1/1/2041	39,998	38,197
4.500% Due 2/1/2041	28,634	28,065
2.500% Due 9/1/2041	132,017	114,645
3.500% Due 5/1/2042	129,918	120,144
3.500% Due 6/1/2042	132,416	121,984
3.000%, Due 4/1/2047	116,212	100,482
3.000%, Due 8/1/2048	107,705	94,896
2.500%, Due 7/1/2050	72,310	60,498
2.500% Due 12/1/2050	66,181	55,901
2.500% Due 11/1/2051	130,661	109,808
2.000% Due 2/1/2052	120,494	96,644
2.000%, Due 3/1/2052	212,264	168,872
2.500% Due 5/1/2052	105,965	88,970

See accompanying notes

10

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.09% (continued)
Federal Home Loan Mortgage Corp., (continued)
6.000%, Due 3/1/2053	$68,482	$70,101
4.500%, Due 5/1/2053	101,784	96,751
5.000%, Due 8/1/2053	205,545	199,840
5.500%, Due 9/1/2053	110,315	110,540
5.500%, Due 2/1/2054	317,980	316,168
5.500%, Due 4/1/2054	301,888	299,264
6.000%, Due 4/1/2054	154,154	156,652
6.000%, Due 8/1/2054	103,854	105,159
5.000%, Due 9/1/2054	158,394	154,714

		2,977,207

Federal National Mortgage Association,
3.500%, Due 1/1/2028	6,369	6,262
5.000%, Due 3/1/2034	14,487	14,459
4.500%, Due 4/1/2034	24,660	24,381
3.000%, Due 10/1/2034	3,369	3,175
2.000%, Due 11/1/2035	112,063	100,750
2.000%, Due 12/1/2035	52,707	47,304
3.500%, Due 6/1/2037	75,520	71,582
5.500%, Due 6/1/2038	3,131	3,152
4.500%, Due 1/1/2040	29,129	28,460
5.000%, Due 5/1/2040	48,305	48,434
5.000%, Due 6/1/2040	37,230	37,329
4.000%, Due 9/1/2040	27,580	26,305
4.000%, Due 1/1/2041	55,132	52,583
2.500%, Due 11/1/2041	105,453	91,577
3.000%, Due 6/1/2043	256,176	228,408
3.000%, Due 8/1/2043	230,791	205,778
4.000%, Due 7/1/2045	56,017	52,734
3.500%, Due 8/1/2045	25,470	23,186
3.500%, Due 11/1/2045	250,113	227,679
3.500%, Due 1/1/2046	97,256	88,784
3.500%, Due 5/1/2046	25,369	23,082
4.000%, Due 7/1/2046	54,519	51,325
3.000%, Due 10/1/2046	20,406	17,926
3.000%, Due 11/1/2046	121,583	107,652
3.500%, Due 3/1/2047	28,737	26,118
4.500%, Due 7/1/2047	13,300	12,837
4.500%, Due 8/1/2047	23,303	22,523
3.500%, Due 9/1/2047	37,895	34,493
4.500%, Due 4/1/2048	10,793	10,356
4.500%, Due 7/1/2048	64,396	61,708
4.500%, Due 10/1/2049	76,081	73,142
4.000%, Due 11/1/2049	148,386	139,133
2.500%, Due 8/1/2050	317,398	266,514
3.000%, Due 8/1/2050	91,917	80,512
2.500%, Due 9/1/2050	105,685	88,484
2.500%, Due 10/1/2050	48,390	40,526
3.000%, Due 10/1/2050	99,035	86,870
2.000%, Due 3/1/2051	153,659	124,277
2.000%, Due 4/1/2051	239,362	191,794
3.000%, Due 5/1/2051	110,972	97,037
3.000%, Due 6/1/2051	112,413	97,880
3.500%, Due 6/1/2051	126,867	114,149
2.000%, Due 7/1/2051	246,529	197,185
3.500%, Due 7/1/2051	110,782	100,564
2.500%, Due 8/1/2051	231,696	194,007
3.000%, Due 11/1/2051	85,126	73,545
2.000%, Due 1/1/2052	377,978	304,187
2.500%, Due 2/1/2052	522,617	437,465
3.500%, Due 5/1/2052	146,224	131,104
4.000%, Due 6/1/2052	175,200	162,854
5.000%, Due 6/1/2052	271,373	267,828
3.000%, Due 7/1/2052	113,812	99,265
4.500%, Due 10/1/2052	167,378	160,028
5.000%, Due 12/1/2052	127,012	123,744
5.000%, Due 4/1/2053	86,623	84,848
4.500%, Due 6/1/2053	107,263	103,182
5.500%, Due 10/1/2053	202,731	200,907
6.000%, Due 1/1/2054	227,238	230,134
5.500%, Due 2/1/2054	208,756	208,102
6.500%, Due 6/1/2054	44,329	45,741
5.500%, Due 11/1/2054	220,000	218,088

		6,493,438

See accompanying notes

11

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 10.09% (continued)
Government National Mortgage Association,
6.500%, Due 8/15/2027	$3,395	$3,450
6.500%, Due 11/15/2027	4,070	4,140
7.500%, Due 12/15/2028	5,347	5,486
5.500%, Due 7/15/2033	13,586	13,933
6.000%, Due 12/15/2033	18,669	19,169
5.500%, Due 2/20/2034	19,224	19,727
5.000%, Due 10/15/2039	36,781	36,950
3.500%, Due 9/15/2041	72,738	67,542
3.500%, Due 8/20/2047	14,043	12,860
3.500%, Due 10/20/2047	12,855	11,749
4.000%, Due 1/20/2048	64,220	60,542
5.000%, Due 1/20/2050	30,095	29,819
4.500%, Due 2/20/2050	27,991	27,083
5.000%, Due 2/20/2050	15,421	15,305
2.500%, Due 4/20/2050	136,059	115,860
2.500%, Due 6/20/2051	136,314	115,710
3.000%, Due 6/20/2051	58,924	51,795
2.500%, Due 7/20/2051	214,095	181,690
3.000%, Due 8/20/2051	136,121	121,020
2.500%, Due 11/20/2051	109,366	92,759
3.000%, Due 12/20/2051	262,757	230,826
3.500%, Due 1/20/2052	96,206	87,121
4.000%, Due 3/20/2052	99,666	92,845
2.500%, Due 4/20/2052	61,742	52,365
4.500%, Due 9/20/2052	130,250	124,597
5.000%, Due 4/20/2053	253,418	247,969
5.500%, Due 7/20/2053	207,989	207,176

		2,049,488

Total U.S. Agency Mortgage-Backed Obligations (Cost $12,439,312)		11,520,133

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.79%
Federal Farm Credit Banks Funding Corp.,
4.375%, Due 10/24/2029	250,000	252,067
3.750%, Due 1/25/2030	300,000	293,492
Federal Home Loan Banks, 4.500%, Due 12/14/2029	350,000	354,759

		900,318

Total U.S. Government Agency Obligations (Cost $905,032)		900,318

U.S. TREASURY OBLIGATIONS - 9.78%
U.S. Treasury Bonds,
6.875%, Due 8/15/2025	279,000	285,147
5.250%, Due 11/15/2028	217,000	225,807
4.750%, Due 2/15/2037	304,000	317,371
4.500%, Due 8/15/2039	241,000	242,930
2.750%, Due 8/15/2042	250,000	194,531
4.500%, Due 2/15/2044	165,000	163,247
2.875%, Due 5/15/2049	500,000	372,519

		1,801,552

U.S. Treasury Notes,
4.500%, Due 11/30/2024	795,000	794,840
1.125%, Due 1/15/2025	250,000	248,218
1.500%, Due 2/15/2025	270,000	267,593
1.125%, Due 2/28/2025	150,000	148,330
4.250%, Due 10/15/2025	250,000	249,822
4.875%, Due 4/30/2026	860,000	867,962
2.000%, Due 11/15/2026	500,000	479,238
2.500%, Due 3/31/2027	250,000	240,752
4.125%, Due 10/31/2027	250,000	249,912
2.875%, Due 5/15/2028	200,000	191,570
2.875%, Due 8/15/2028	300,000	286,477
2.625%, Due 2/15/2029	450,000	422,930
2.875%, Due 4/30/2029	300,000	284,180
4.625%, Due 4/30/2029	330,000	336,200
2.375%, Due 5/15/2029	450,000	417,041
1.625%, Due 8/15/2029	350,000	312,170
1.750%, Due 11/15/2029	850,000	758,858
3.500%, Due 1/31/2030	350,000	338,817
4.000%, Due 2/28/2030	250,000	247,861

See accompanying notes

12

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 9.78% (continued)
U.S. Treasury Notes, (continued)
4.625%, Due 4/30/2031	$445,000	$455,065
3.625%, Due 9/30/2031	100,000	96,422
4.125%, Due 11/15/2032	250,000	248,115
3.500%, Due 2/15/2033	250,000	236,797
3.875%, Due 8/15/2033	200,000	194,195
4.000%, Due 2/15/2034	300,000	293,531
4.375%, Due 5/15/2034	405,000	407,911
3.875%, Due 8/15/2034	300,000	290,250

		9,365,057

Total U.S. Treasury Obligations (Cost $11,751,475)		11,166,609

	Shares

FOREIGN COMMON STOCKS - 4.38%

Communication Services - 0.33%

Media - 0.33%
WPP PLC, ADRB	7,200	377,928

Consumer Discretionary - 0.54%

Automobile Components - 0.54%
Magna International, Inc.B	15,604	615,890

Consumer Staples - 0.64%

Beverages - 0.22%
Anheuser-Busch InBev SA, ADR	4,200	249,354

Personal Products - 0.42%
Unilever PLC, ADR	7,840	477,534

Total Consumer Staples		726,888

Energy - 1.10%

Oil, Gas & Consumable Fuels-1.10%
Cenovus Energy, Inc.	10,700	171,949
Enbridge, Inc.	26,720	1,079,488

		1,251,437

Total Energy		1,251,437

Financials - 0.48%

Banks - 0.48%
Bank of Nova Scotia	10,606	546,103

Information Technology - 1.29%

Communications Equipment - 1.01%
Telefonaktiebolaget LM Ericsson, ADRB	137,590	1,153,004

Electronic Equipment, Instruments & Components - 0.28%
TE Connectivity PLC	2,208	325,504

Total Information Technology		1,478,508

Total Foreign Common Stocks (Cost $4,024,178)		4,996,754

SHORT-TERM INVESTMENTS - 2.10% (Cost $2,401,833)

Investment Companies - 2.10%
American Beacon U.S. Government Money Market Select Fund, 4.76% F G	2,401,833	2,401,833

SECURITIES LENDING COLLATERAL - 0.35% (Cost $398,300)

Investment Companies - 0.35%
American Beacon U.S. Government Money Market Select Fund, 4.76% F G	398,300	398,300

TOTAL INVESTMENTS - 99.84% (Cost $96,121,605)		113,944,639
OTHER ASSETS, NET OF LIABILITIES - 0.16%		187,376

TOTAL NET ASSETS - 100.00%		$114,132,015

See accompanying notes

13

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2024 (Note 9).

c Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,867,556 or 2.51% of net assets. The Fund has no right to demand registration of these securities.

D Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2024.

E Perpetual maturity. The date shown, if any, is the next call date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

Long Futures Contracts Open on October 31, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	9	December 2024	$2,594,834	$2,582,325	$(12,509)

			$2,594,834	$2,582,325	$(12,509)

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

14

American Beacon Balanced FundSM

Schedule of Investments

October 31, 2024

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

Balanced Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$63,157,778	$-	$-	$63,157,778
Corporate Obligations	-	13,251,787	-	13,251,787
Foreign Corporate Obligations	-	4,125,481	-	4,125,481
Foreign Sovereign Obligations	-	657,196	-	657,196
Asset-Backed Obligations	-	1,129,157	-	1,129,157
Commercial Mortgage-Backed Obligations	-	239,293	-	239,293
U.S. Agency Mortgage-Backed Obligations	-	11,520,133	-	11,520,133
U.S. Government Agency Obligations	-	900,318	-	900,318
U.S. Treasury Obligations	-	11,166,609	-	11,166,609
Foreign Common Stocks	4,996,754	-	-	4,996,754
Short-Term Investments	2,401,833	-	-	2,401,833
Securities Lending Collateral	398,300	-	-	398,300

Total Investments in Securities - Assets	$70,954,665	$42,989,974	$-	$113,944,639

Financial Derivative Instruments - Liabilities
Futures Contracts	$(12,509)	$-	$-	$(12,509)

Total Financial Derivative Instruments - Liabilities	$(12,509)	$-	$-	$(12,509)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

15

American Beacon Balanced FundSM

Statement of Assets and Liabilities

October 31, 2024

Assets:
Investments in unaffiliated securities, at fair value† §	$111,144,506
Investments in affiliated securities, at fair value‡	2,800,133
Cash collateral held at broker for futures contracts	155,000
Dividends and interest receivable	433,833
Receivable for investments sold	265,000
Receivable for fund shares sold	6,858
Receivable for tax reclaims	1,969
Prepaid expenses	35,940

Total assets	114,843,239

Liabilities:
Payable for fund shares redeemed .	9,938
Cash due to broker for futures contracts . . . .	38,587
Management and sub-advisory fees payable (Note 2)	84,019
Service fees payable (Note 2)	22,082
Transfer agent fees payable (Note 2)	7,459
Payable upon return of securities loaned (Note 9)§	398,300
Custody and fund accounting fees payable	44,847
Professional fees payable	69,751
Trustee fees payable (Note 2)	837
Payable for prospectus and shareholder reports	17,884
Payable for variation margin from open futures contracts (Note 5)	12,523
Other liabilities	4,997

Total liabilities	711,224

Commitments and contingent liabilities (Note 2)

Net assets	$114,132,015

Analysis of net assets:
Paid-in-capital	$87,246,048
Total distributable earnings (deficits)A	26,885,967

Net assets	$114,132,015

See accompanying notes

16

American Beacon Balanced FundSM

Statement of Assets and Liabilities

October 31, 2024

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	736,373

Y Class	1,876,780

Investor Class	3,566,607

Advisor Class	81,182

A Class	1,568,103

C Class .	414,895

Net assets:
R5 Class	$11,658,021

Y Class	$30,023,632

Investor Class . .	$45,826,006

Advisor Class	$1,160,350

A Class	$20,055,093

C Class	$5,408,913

Net asset value, offering and redemption price per share:
R5 Class . .	$15.83

Y Class . .	$16.00

Investor Class	$12.85

Advisor Class	$14.29

A Class	$12.79

A Class (offering price)	$13.57

C Class	$13.04

† Cost of investments in unaffiliated securities	$93,321,472
‡ Cost of investments in affiliated securities	$2,800,133
§ Fair value of securities on loan .	$2,174,024

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

17

American Beacon Balanced FundSM

Statement of Operations

For the year ended October 31, 2024

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$1,539,834
Dividend income from affiliated securities (Note 2)	156,335
Interest income	1,783,385
Income derived from securities lending (Note 9)	10,892

Total investment income	3,490,446

Expenses:
Management and sub-advisory fees (Note 2)	585,364
Transfer agent fees:
R5 Class (Note 2)	1,767
Y Class (Note 2)	27,328
Investor Class	17,673
Advisor Class	149
A Class	1,091
C Class	752
Custody and fund accounting fees	104,596
Professional fees	74,296
Registration fees and expenses .	86,801
Service fees (Note 2):
Investor Class	141,461
Advisor Class . . . .	2,827
A Class	13,537
C Class	8,259
Distribution fees (Note 2):
Advisor Class	2,721
A Class	42,086
C Class	92,965
Prospectus and shareholder report expenses	41,775
Trustee fees (Note 2)	11,195
Line of credit interest expense (Note 10)	1,212
Other expenses	31,032

Total expenses .	1,288,887

Net investment income	2,201,559

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	10,014,617
Foreign currency transactions	28
Futures contracts	697,746
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	11,201,788
Futures contracts	60,277

Net gain from investments	21,974,456

Net increase in net assets resulting from operations	$24,176,015

† Foreign taxes	$23,956

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

18

American Beacon Balanced FundSM

Statement of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase in net assets:
Operations:
Net investment income	$2,201,559	$2,423,611
Net realized gain from investments in unaffiliated securities, foreign currency transactions, and futures contracts	10,712,391	1,330,651
Change in net unrealized appreciation of investments in unaffiliated securities, and futures contracts	11,262,065	381,669

Net increase in net assets resulting from operations	24,176,015	4,135,931

Distributions to shareholders:
Total retained earnings:
R5 Class	(279,743)	(1,266,660)
Y Class	(642,271)	(4,232,877)
Investor Class	(1,254,933)	(6,394,827)
Advisor Class	(23,498)	(117,843)
A Class	(436,711)	(1,592,314)
C Class .	(167,049)	(1,686,923)

Net distributions to shareholders . .	(2,804,205)	(15,291,444)

Capital share transactions (Note 11):
Proceeds from sales of shares	17,376,789	35,647,313
Reinvestment of dividends and distributions	2,717,398	13,509,118
Cost of shares redeemed	(34,058,581)	(59,755,583)

Net (decrease) in net assets from capital share transactions	(13,964,394)	(10,599,152)

Net increase (decrease) in net assets	7,407,416	(21,754,665)

Net assets:
Beginning of year	106,724,599	128,479,264

End of year.	$114,132,015	$106,724,599

See accompanying notes

19

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon Balanced Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (“the “Board”) approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, each sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management has concluded that these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

20

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses)

21

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a quarterly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

22

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $ 15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Manager also receives a fee of 0.15% of the average daily net assets of the Fund as compensation for the management of a portion of the Fund’s assets.

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC and Hotchkis and Wiley Capital Management, LLC (the “Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the year ended October 31, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$396,763
Sub-Advisory Fees	0.17%	188,601

Total	0.52%	$585,364

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended October 31, 2024, the Manager received securities lending fees of $1,301 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily

23

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Balanced	$26,864

As of October 31, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Balanced	$2,680

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an October 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	October 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	October 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	Balanced	$2,401,833	$-	$-	$156,335	$2,401,833
U.S. Government Money Market Select	Securities Lending	Balanced	398,300	-	-	N/A	398,300

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended October 31, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Balanced	$3,021	$688	$3,709

24

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2024, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the year ended October 31, 2024 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended October 31, 2024, RID collected $5,161 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended October 31, 2024, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended October 31, 2024, CDSC fees of $300 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the

25

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as

26

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

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Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the oversight of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to- market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

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American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables. The Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a

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fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal

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October 31, 2024

securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor the Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing the Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended October 31, 2024 are disclosed in the Notes to the Schedule of Investments.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor.

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October 31, 2024

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Privately Issued Mortgage-Backed Securities

Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate or invest in mortgages secured by loans on such real estate or both. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home

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Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended October 31, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended October 31, 2024
Balanced	12

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The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of October 31, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Payable for variation margin from open futures contracts(2)	$–	$–		$–		$–		$(12,509)		$(12,509)

The effect of financial derivative instruments on the Statement of Operations as of October 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Futures contracts	$–	$–		$–		$–		$697,746		$697,746

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts		Interest rate contracts		Equity contracts		Total
Futures contracts	$–	$–		$–		$–		$60,277		$60,277

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, October 31, 2024.

Offsetting of Financial and Derivative Assets as of October 31, 2024:
	Assets	Liabilities
Futures Contracts(1)	$-	$12,509

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$12,509

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(12,509)

	Remaining Contractual Maturity of the Agreements As of October 31, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$398,300	$-	-	$-	$398,300

Total Borrowings	$398,300	$-	$-	$-	$398,300

Gross amount of recognized liabilities for securities lending transactions					$398,300

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Asset-Backed Securities Risk

Investments in asset-backed securities are influenced by factors affecting the assets underlying the securities, including the broader market sector and individual markets, such as the auto markets. These securities may be more sensitive to changes in interest rates than other types of debt securities. Investments in asset-backed securities also are subject to risks of fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment and extension risk, callable securities risk, valuation risk, liquidity risk, and restricted securities risk. A decline in the credit quality of the issuers of asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to theFund. These securities are also subject to the risk of default on the underlying assets, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, real estate investment trusts (“REITs”), depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but

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not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial marketmay adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices, or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies,

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolioto shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

Redemption Risk

The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Fund’s performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Fund to have to distribute substantial capital gains.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

In addition, when the Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

To the extent the Fund lends its securities, it may be subject to the following risks: (i) the securities in which the Fund reinvests cash collateral may decrease in value, causing the Fund to incur a loss, or may not perform sufficiently to cover the Fund’s payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan; (ii) non-cash collateral may decline in value, resulting in the Fund becoming under-secured; (iii) delays may occur in the recovery of loaned securities from borrowers, which could result in the Fund being unable to vote proxies or settle transactions or cause the Fund to incur increased costs; and (iv) if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation(‘‘Freddie Mac’’), Federal Home Loan Bank (‘‘FHLB’’), and Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed bythe full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially

40

American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

Variable and Floating Rate Securities Risk

The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the coupon is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

As of October 31, 2024, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

	Year Ended October 31, 2024	Year Ended October 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$260,888	$221,835
Y Class	600,285	632,021
Investor Class	1,158,983	1,060,072
Advisor Class	21,658	15,766
A Class	408,600	270,624
C Class	143,432	163,337
Long-term capital gains
R5 Class	18,855	1,044,825
Y Class	41,986	3,600,856
Investor Class	95,950	5,334,755
Advisor Class	1,840	102,077
A Class	28,111	1,321,690
C Class	23,617	1,523,586

Total distributions paid	$2,804,205	$15,291,444

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of October 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced	$98,096,110	$19,908,346	$(4,059,817)	$15,848,529

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Balanced	$15,848,529	$3,314,790	$7,722,647	$–	$1	$26,885,967

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, premium amortization and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of October 31, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Balanced	$1,279,295	$(1,279,295)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

As of October 31, 2024, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Balanced	$29,006,173	$12,278,434	$42,242,346	$12,029,710

A summary of the Fund’s transactions in the USG Select Fund for the year ended October 31, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/ Fair Value	Purchases	Sales	October 31, 2024 Shares/ Fair Value
Balanced	Direct	$2,210,473	$45,107,722	$44,916,362	$2,401,833
Balanced	Securities Lending	870,903	15,070,453	15,543,056	398,300

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Balanced	$2,174,024	$398,300	$1,883,582	$2,281,882

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2024, the Fund did not utilize these facilities.

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American Beacon Balanced FundSM

Notes to Financial Statements

October 31, 2024

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	60,329	$924,138	114,738	$1,572,317
Reinvestment of dividends	18,468	276,820	95,464	1,256,702
Shares redeemed	(173,087)	(2,554,177)	(301,917)	(4,114,926)

Net (decrease) in shares outstanding	(94,290)	$(1,353,219)	(91,715)	$(1,285,907)

	Y Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	413,947	$6,236,582	1,683,854	$23,540,169
Reinvestment of dividends	40,750	618,183	206,059	2,741,669
Shares redeemed	(423,575)	(6,325,862)	(2,176,175)	(29,436,634)

Net increase (decrease) in shares outstanding	31,122	$528,903	(286,262)	$(3,154,796)

	Investor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	214,763	$2,638,751	609,884	$6,849,318
Reinvestment of dividends	100,027	1,217,295	578,977	6,243,097
Shares redeemed	(1,076,464)	(12,997,707)	(1,500,258)	(16,655,877)

Net (decrease) in shares outstanding	(761,674)	$(9,141,661)	(311,397)	$(3,563,462)

	Advisor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	3,896	$52,880	10,764	$132,209
Reinvestment of dividends	1,733	23,498	9,879	117,843
Shares redeemed	(5,846)	(77,173)	(26,647)	(318,598)

Net (decrease) in shares outstanding	(217)	$(795)	(6,004)	$(68,546)

	A Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	594,828	$7,200,212	253,745	$2,817,904
Reinvestment of dividends	34,038	415,050	137,291	1,473,679
Shares redeemed	(280,517)	(3,394,424)	(324,640)	(3,594,051)

Net increase in shares outstanding	348,349	$4,220,838	66,396	$697,532

	C Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Balanced Fund	Shares	Amount	Shares	Amount
Shares sold	25,949	$324,226	64,838	$735,396
Reinvestment of dividends	13,624	166,552	153,620	1,676,128
Shares redeemed	(707,569)	(8,709,238)	(498,554)	(5,635,497)

Net (decrease) in shares outstanding	(667,996)	$(8,218,460)	(280,096)	$(3,223,973)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

45

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended October 31,

	2024	2023	2022	2021	2020B

Net asset value, beginning of period	$13.04	$14.07	$16.93	$14.35	$16.36

Income (loss) from investment operations:
Net investment income	0.28	0.24	0.11	0.19	0.20
Net gains (losses) on investments (both realized and unrealized)	2.87	0.15	(1.56)	4.34	(0.80)

Total income (loss) from investment operations	3.15	0.39	(1.45)	4.53	(0.60)

Less distributions:
Dividends from net investment income	(0.30)	(0.26)	(0.23)	(0.30)	(0.24)
Distributions from net realized gains	(0.06)	(1.16)	(1.18)	(1.65)	(1.17)

Total distributions	(0.36)	(1.42)	(1.41)	(1.95)	(1.41)

Net asset value, end of period	$15.83	$13.04	$14.07	$16.93	$14.35

Total returnC	24.37%	2.80%	(9.20)%	33.80%	(4.14)%

Ratios and supplemental data:
Net assets, end of period	$11,658,021	$10,827,923	$12,977,305	$22,687,613	$22,476,942
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84%	0.78%	0.72%	0.70%	0.88%
Expenses, net of reimbursements and/or recoupments	0.84%	0.78%	0.72%	0.70%	0.88%
Net investment income, before expense reimbursements and/or recoupments	2.25%	2.10%	1.51%	1.37%	1.82%
Net investment income, net of reimbursements and/or recoupments	2.25%	2.10%	1.51%	1.37%	1.82%
Portfolio turnover rate	38%	48%	30%	37%	82%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

46

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,

	2024	2023	2022	2021	2020A

Net asset value, beginning of period	$13.17	$14.20	$17.07	$14.46	$16.47

Income (loss) from investment operations:
Net investment income	0.33	0.29	0.21	0.20	0.25
Net gains (losses) on investments (both realized and unrealized)	2.85	0.08	(1.68)	4.35	(0.86)

Total income (loss) from investment operations	3.18	0.37	(1.47)	4.55	(0.61)

Less distributions:
Dividends from net investment income	(0.29)	(0.24)	(0.22)	(0.29)	(0.23)
Distributions from net realized gains	(0.06)	(1.16)	(1.18)	(1.65)	(1.17)

Total distributions	(0.35)	(1.40)	(1.40)	(1.94)	(1.40)

Net asset value, end of period	$16.00	$13.17	$14.20	$17.07	$14.46

Total returnB	24.33%	2.68%	(9.25)%	33.66%	(4.17)%

Ratios and supplemental data:
Net assets, end of period	$30,023,632	$24,304,867	$30,273,662	$40,858,765	$43,550,846
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.93%	0.84%	0.80%	0.77%	0.96%
Expenses, net of reimbursements and/or recoupments	0.93%	0.84%	0.80%	0.77%	0.96%
Net investment income, before expense reimbursements and/or recoupments	2.16%	2.01%	1.46%	1.31%	1.71%
Net investment income, net of reimbursements and/or recoupments	2.16%	2.01%	1.46%	1.31%	1.71%
Portfolio turnover rate	38%	48%	30%	37%	82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

47

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,

	2024		2023	2022		2021	2020A

Net asset value, beginning of period	$10.64		$11.74	$14.35		$12.43	$14.36

Income (loss) from investment operations:
Net investment income	0.23	B	0.11	0.15	B	0.22	0.03
Net gains (losses) on investments (both realized and unrealized)	2.30		0.17	(1.39)		3.61	(0.58)

Total income (loss) from investment operations	2.53		0.28	(1.24)		3.83	(0.55)

Less distributions:
Dividends from net investment income	(0.26)		(0.22)	(0.19)		(0.26)	(0.21)
Distributions from net realized gains	(0.06)		(1.16)	(1.18)		(1.65)	(1.17)

Total distributions	(0.32)		(1.38)	(1.37)		(1.91)	(1.38)

Net asset value, end of period	$12.85		$10.64	$11.74		$14.35	$12.43

Total returnC	24.01%		2.46%	(9.40)%		33.32%	(4.41)%

Ratios and supplemental data:
Net assets, end of period	$45,826,006		$46,044,377	$54,447,528		$85,251,213	$68,284,615
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.17%		1.04%	1.03%		0.99%	1.20%
Expenses, net of reimbursements and/or recoupments	1.17%		1.04%	1.03%		0.99%	1.20%
Net investment income, before expense reimbursements and/or recoupments	1.93%		1.84%	1.22%		1.07%	1.47%
Net investment income, net of reimbursements and/or recoupments	1.93%		1.84%	1.22%		1.07%	1.47%
Portfolio turnover rate	38%		48%	30%		37%	82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

48

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Year Ended October 31,

	2024	2023	2022		2021	2020A

Net asset value, beginning of period	$11.80	$12.86	$15.59		$13.35	$15.34

Income (loss) from investment operations:
Net investment income	0.23	0.15	0.15	B	0.15	0.18	B
Net gains (losses) on investments (both realized and unrealized)	2.55	0.15	(1.54)		3.97	(0.81)

Total income (loss) from investment operations	2.78	0.30	(1.39)		4.12	(0.63)

Less distributions:
Dividends from net investment income	(0.23)	(0.20)	(0.16)		(0.23)	(0.19)
Distributions from net realized gains	(0.06)	(1.16)	(1.18)		(1.65)	(1.17)

Total distributions	(0.29)	(1.36)	(1.34)		(1.88)	(1.36)

Net asset value, end of period	$14.29	$11.80	$12.86		$15.59	$13.35

Total returnC	23.74%	2.35%	(9.62)%		33.17%	(4.65)%

Ratios and supplemental data:
Net assets, end of period	$1,160,350	$960,288	$1,124,266		$2,120,450	$1,760,622
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.35%	1.24%	1.19%		1.16%	1.36%
Expenses, net of reimbursements and/or recoupments	1.35%	1.24%	1.19%		1.16%	1.36%
Net investment income, before expense reimbursements and/or recoupments	1.73%	1.66%	1.05%		0.91%	1.29%
Net investment income, net of reimbursements and/or recoupments	1.73%	1.66%	1.05%		0.91%	1.29%
Portfolio turnover rate	38%	48%	30%		37%	82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

49

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended October 31,

	2024	2023	2022	2021	2020A

Net asset value, beginning of period	$10.59	$11.69	$14.31	$12.39	$14.33

Income (loss) from investment operations:
Net investment income	0.36	0.23	0.25	0.11	0.15
Net gains (losses) on investments (both realized and unrealized)	2.16	0.05	(1.50)	3.71	(0.71)

Total income (loss) from investment operations	2.52	0.28	(1.25)	3.82	(0.56)

Less distributions:
Dividends from net investment income	(0.26)	(0.22)	(0.19)	(0.25)	(0.21)
Distributions from net realized gains	(0.06)	(1.16)	(1.18)	(1.65)	(1.17)

Total distributions	(0.32)	(1.38)	(1.37)	(1.90)	(1.38)

Net asset value, end of period	$12.79	$10.59	$11.69	$14.31	$12.39

Total returnB	24.03%	2.44%	(9.49)%	33.39%	(4.49)%

Ratios and supplemental data:
Net assets, end of period	$20,055,093	$12,917,238	$13,482,666	$13,922,687	$12,863,938
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.17%	1.09%	1.04%	1.02%	1.21%
Expenses, net of reimbursements and/or recoupments	1.17%	1.09%	1.04%	1.02%	1.21%
Net investment income, before expense reimbursements and/or recoupments	1.91%	1.80%	1.22%	1.04%	1.46%
Net investment income, net of reimbursements and/or recoupments	1.91%	1.80%	1.22%	1.04%	1.46%
Portfolio turnover rate	38%	48%	30%	37%	82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

50

American Beacon Balanced FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended October 31,

	2024		2023		2022		2021		2020A

Net asset value, beginning of period	$10.78		$11.87		$14.49		$12.53		$14.48

Income (loss) from investment operations:
Net investment income	0.14	B	0.12	B	0.06	B	0.04	B	0.05
Net gains (losses) on investments (both realized and unrealized)	2.33		0.08		(1.41)		3.72		(0.70)

Total income (loss) from investment operations	2.47		0.20		(1.35)		3.76		(0.65)

Less distributions:
Dividends from net investment income	(0.15)		(0.13)		(0.09)		(0.15)		(0.13)
Distributions from net realized gains	(0.06)		(1.16)		(1.18)		(1.65)		(1.17)

Total distributions	(0.21)		(1.29)		(1.27)		(1.80)		(1.30)

Net asset value, end of period	$13.04		$10.78		$11.87		$14.49		$12.53

Total returnC	23.03%		1.68%		(10.11)%		32.32%		(5.09)%

Ratios and supplemental data:
Net assets, end of period	$5,408,913		$11,669,906		$16,173,837		$23,737,711		$23,951,798
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.94%		1.83%		1.78%		1.75%		1.95%
Expenses, net of reimbursements and/or recoupments	1.94%		1.83%		1.78%		1.75%		1.95%
Net investment income, before expense reimbursements and/or recoupments	1.17%		1.04%		0.47%		0.32%		0.72%
Net investment income, net of reimbursements and/or recoupments	1.17%		1.04%		0.47%		0.32%		0.72%
Portfolio turnover rate	38%		48%		30%		37%		82%

A	On January 23, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

51

American Beacon Balanced FundSM

Federal Tax Information

October 31, 2024 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Funds designated the following items with regard to distributions paid during the fiscal year ended October 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Balanced	49.53%

Qualified Dividend Income:

Balanced	59.39%

Long-Term Capital Gain Distributions:

Balanced	$1,489,654

Short-Term Capital Gain Distributions:

Balanced	$361,781

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

52

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Balanced Fund are service marks of American Beacon Advisors, Inc.

AR 10/24

American Beacon® FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

October 31, 2024

EAM INTERNATIONAL SMALL CAP FUND

INTERNATIONAL EQUITY FUND

EAM_IEF 1024

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	October 31, 2024

Additional Fund Information	Back Cover

American Beacon FundsSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon EAM International Small Cap Fund and American Beacon International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of American Beacon EAM International Small Cap Fund and American Beacon International Equity Fund (two of the funds constituting American Beacon Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for the three years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 27, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

American Beacon EAM International Small Cap FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

Australia - 9.44%

Foreign Common Stocks - 9.44%
AMP Ltd.A	861,587	$805,321
Guzman y Gomez Ltd.A B	34,702	857,080
HMC Capital Ltd.A	139,180	927,814
HUB24 Ltd.A C	27,737	1,245,546
JB Hi-Fi Ltd.A	17,074	913,232
Netwealth Group Ltd.A	45,262	810,890
Pro Medicus Ltd.A	8,385	1,066,611
Resolute Mining Ltd.A B	1,822,353	975,207
Technology One Ltd.A	67,717	1,078,466
Telix Pharmaceuticals Ltd.A B C	92,377	1,252,418
West African Resources Ltd.A B	850,204	1,016,195
Westgold Resources Ltd.A C	472,050	991,224

Total Foreign Common Stocks		11,940,004

Total Australia (Cost $10,419,896)		11,940,004

Austria - 0.72% (Cost $906,661)

Foreign Common Stocks - 0.72%
BAWAG Group AGA D	11,730	906,705

Belgium - 0.96% (Cost $736,928)

Foreign Common Stocks - 0.96%
Lotus Bakeries NVA	93	1,216,237

Brazil - 2.25%

Foreign Common Stocks - 1.44%
BRF SAB	171,119	776,428
Embraer SAB	124,425	1,043,457

Total Foreign Common Stocks		1,819,885

Foreign Preferred Stocks - 0.81%
Marcopolo SAE	701,539	1,026,660

Total Brazil (Cost $2,510,843)		2,846,545

Burkina Faso - 0.72% (Cost $1,007,157)

Foreign Common Stocks - 0.72%
IAMGOLD Corp.B C	164,090	910,989

Canada - 9.40%

Foreign Common Stocks - 9.40%
Alamos Gold, Inc., Class A	49,074	991,454
Aritzia, Inc.B C	24,204	779,305
AtkinsRealis Group, Inc.C	18,985	913,560
Aya Gold & Silver, Inc.B	71,705	921,322
Calibre Mining Corp.B	434,954	790,343
Capital Power Corp.	22,761	918,143
Celestica, Inc.B C	12,294	841,291
Colliers International Group, Inc.	7,249	1,108,110
Definity Financial Corp.C	25,057	966,935
Lundin Gold, Inc.	41,183	995,893
North West Co., Inc.C	24,208	911,223
Secure Energy Services, Inc.C	74,231	826,892
TerraVest Industries, Inc.	12,806	917,257

Total Foreign Common Stocks		11,881,728

Total Canada (Cost $11,328,427)		11,881,728

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

China - 5.79%

Foreign Common Stocks - 5.79%
AAC Technologies Holdings, Inc.A	205,528	$828,255
China Suntien Green Energy Corp. Ltd., Class HA	1,290,967	586,101
First Tractor Co. Ltd., Class HA	126,773	113,126
Goldwind Science & Technology Co. Ltd., Class HA	1,147,851	971,879
Pop Mart International Group Ltd.A D	125,081	1,134,049
Qifu Technology, Inc., ADR	34,646	1,136,735
Smoore International Holdings Ltd.A D	421,750	550,143
United Laboratories International Holdings Ltd.A	609,072	827,086
Yangzijiang Shipbuilding Holdings Ltd.A	603,099	1,170,665

Total Foreign Common Stocks		7,318,039

Total China (Cost $7,017,464)		7,318,039

Denmark - 1.39%

Foreign Common Stocks - 1.39%
ALK-Abello ASA B	31,468	736,728
NKT ASA B	10,941	1,025,173

Total Foreign Common Stocks		1,761,901

Total Denmark (Cost $1,540,713)		1,761,901

Finland - 1.68%

Foreign Common Stocks - 1.68%
Cargotec OYJ, Class BA	17,362	1,050,209
Konecranes OYJA	15,447	1,071,310

Total Foreign Common Stocks		2,121,519

Total Finland (Cost $1,544,244)		2,121,519

France - 0.84% (Cost $894,344)

Foreign Common Stocks - 0.84%
Nexans SAA	7,605	1,055,493

Germany - 0.75% (Cost $803,747)

Foreign Common Stocks - 0.75%
CTS Eventim AG & Co. KGaAA	9,021	946,659

India - 11.57%

Foreign Common Stocks - 11.57%
Ajanta Pharma Ltd.A	20,390	739,621
CESC Ltd.A	370,929	826,004
eMudhra Ltd.A	89,604	966,417
Epack Durable Ltd.A B	218,609	1,064,028
Firstsource Solutions Ltd.A	256,468	1,026,340
Inox Wind Ltd.A B	291,214	762,351
Ipca Laboratories Ltd.A	46,893	886,707
ITD Cementation India Ltd.A	117,837	794,763
Kfin Technologies Ltd.A	72,027	847,938
Minda Corp. Ltd.A	126,290	768,392
Nuvama Wealth Management Ltd.A	12,600	1,040,860
Radico Khaitan Ltd.A	37,487	1,056,703
Solar Industries India Ltd.A	4,726	571,969
Trent Ltd.A	10,680	904,401
Triveni Turbine Ltd.A	86,830	712,483
Voltas Ltd.A	38,530	755,679
Zomato Ltd.A B	316,300	907,326

Total Foreign Common Stocks		14,631,982

Total India (Cost $13,710,645)		14,631,982

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

Israel - 0.89% (Cost $753,097)

Foreign Common Stocks - 0.89%
Wix.com Ltd.B	6,724	$1,123,715

Italy - 0.72% (Cost $953,036)

Foreign Common Stocks - 0.72%
BPER Banca SpAA	148,509	905,596

Japan - 13.19%

Foreign Common Stocks - 13.19%
Fujitec Co. Ltd.A	29,797	1,072,833
GENDA, Inc.A B	39,088	684,327
Japan Securities Finance Co. Ltd.A	73,186	957,280
Japan Steel Works Ltd.A	25,956	880,164
JVCKenwood Corp.A	98,121	775,116
Kandenko Co. Ltd.A	56,230	819,905
Kinden Corp.A	33,337	690,473
Kuraray Co. Ltd.A	67,918	919,203
Lifedrink Co., Inc.A	82,800	959,276
Nagase & Co. Ltd.A	28,387	592,065
Nichias Corp.A	22,005	795,188
NOF Corp.A	52,933	860,961
NS Solutions Corp.A	29,339	740,792
PAL GROUP Holdings Co. Ltd.A	48,600	977,412
Sankyo Co. Ltd.A	46,669	617,843
Sanrio Co. Ltd.A	38,808	1,053,030
Sumitomo Forestry Co. Ltd.A	17,089	654,552
SWCC Corp.A	29,979	1,044,959
Tamron Co. Ltd.A	32,179	902,120
Yonex Co. Ltd.A	53,914	675,534

Total Foreign Common Stocks		16,673,033

Total Japan (Cost $15,765,246)		16,673,033

Netherlands - 0.92% (Cost $1,024,084)

Foreign Common Stocks - 0.92%
Van Lanschot Kempen NVA	25,286	1,160,868

New Zealand - 0.63% (Cost $828,969)

Foreign Common Stocks - 0.63%
Infratil Ltd.A	106,765	800,608

Norway - 0.54%

Foreign Common Stocks - 0.54%
Protector Forsikring ASAA	21,462	555,937
Wallenius Wilhelmsen ASAA	12,781	125,829

Total Foreign Common Stocks		681,766

Total Norway (Cost $727,315)		681,766

Peru - 0.69% (Cost $918,839)

Foreign Common Stocks - 0.69%
Hochschild Mining PLCA B	295,717	877,468

Poland - 0.90% (Cost $805,809)

Foreign Common Stocks - 0.90%
InPost SAA B	58,248	1,136,727

Republic of Korea - 8.05%

Foreign Common Stocks - 8.05%
Classys, Inc.A	23,491	860,192
Hanwha Aerospace Co. Ltd.A	5,333	1,416,246

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

Republic of Korea - 8.05% (continued)

Foreign Common Stocks - 8.05% (continued)
HD Hyundai Electric Co. Ltd.A	3,560	$818,159
Hyundai Rotem Co. Ltd.A	24,773	1,116,861
JB Financial Group Co. Ltd.A	65,515	848,419
Kyung Dong Navien Co. Ltd.A	15,617	978,379
LIG Nex1 Co. Ltd.A	6,430	1,145,132
LigaChem Biosciences, Inc.A B	11,325	1,050,066
PharmaResearch Co. Ltd.A	6,989	1,132,099
SK Biopharmaceuticals Co. Ltd.A B	9,644	814,081

Total Foreign Common Stocks		10,179,634

Total Republic of Korea (Cost $8,046,862)		10,179,634

South Africa - 0.88% (Cost $910,107)

Foreign Common Stocks - 0.88%
Truworths International Ltd.A	174,816	1,108,468

Sweden - 3.57%

Foreign Common Stocks - 3.57%
AAK ABA	34,131	977,476
Camurus ABA B	13,562	763,397
Hemnet Group ABA	24,233	757,667
Lagercrantz Group AB, Class BA	49,216	959,284
Yubico ABA B C	43,718	1,059,836

Total Foreign Common Stocks		4,517,660

Total Sweden (Cost $4,606,057)		4,517,660

Switzerland - 4.86%

Foreign Common Stocks - 4.86%
Accelleron Industries AGA	20,866	1,122,864
Belimo Holding AGA	1,477	981,937
dormakaba Holding AGA	1,448	1,106,532
Siegfried Holding AGA	757	991,332
Sulzer AGA	7,247	1,124,063
Ypsomed Holding AGA	1,827	811,635

Total Foreign Common Stocks		6,138,363

Total Switzerland (Cost $5,194,046)		6,138,363

Taiwan - 7.68%

Foreign Common Stocks - 7.68%
Acter Group Corp. Ltd.A	66,769	721,955
Chang Wah Electromaterials, Inc.A	398,616	663,586
Chroma ATE, Inc.A	90,659	1,134,576
E Ink Holdings, Inc.A	115,021	1,066,497
eMemory Technology, Inc.A	8,154	772,777
Fusheng Precision Co. Ltd.A	69,299	639,461
Gudeng Precision Industrial Co. Ltd.A	58,291	973,400
Jentech Precision Industrial Co. Ltd.A	28,343	1,246,474
King Yuan Electronics Co. Ltd.A	207,833	763,769
Lai Yih Footwear Co. Ltd.A	74,583	910,768
Voltronic Power Technology Corp.A	12,433	816,934

Total Foreign Common Stocks		9,710,197

Total Taiwan (Cost $9,012,907)		9,710,197

Thailand - 0.72% (Cost $950,663)

Foreign Common Stocks - 0.72%
WHA Corp. PCLA	5,286,638	913,928

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

United Kingdom - 5.82%

Foreign Common Stocks - 5.82%
Bridgepoint Group PLCA D	222,034	$892,235
Diploma PLCA	18,306	1,012,674
Just Group PLCA	510,739	884,894
Keller Group PLCA	51,133	1,079,353
Marks & Spencer Group PLCA	217,742	1,054,518
Morgan Sindall Group PLCA	16,735	804,961
QinetiQ Group PLCA	110,254	648,636
XPS Pensions Group PLCA F	212,568	981,293

Total Foreign Common Stocks		7,358,564

Total United Kingdom (Cost $7,257,792)		7,358,564

United States - 1.55%

Common Stocks - 1.55%
MDA Space Ltd.B	69,832	1,068,281
Tecnoglass, Inc.C	13,001	890,959

Total Common Stocks		1,959,240

Total United States (Cost $1,955,690)		1,959,240

SHORT-TERM INVESTMENTS - 2.91% (Cost $3,672,653)

Investment Companies - 2.91%
American Beacon U.S. Government Money Market Select Fund, 4.76% G H	3,672,653	3,672,653

SECURITIES LENDING COLLATERAL- 0.05% (Cost $67,200)

Investment Companies - 0.05%
American Beacon U.S. Government Money Market Select Fund, 4.76% G H	67,200	67,200

TOTAL INVESTMENTS - 100.08% (Cost $115,871,441)		126,523,489
LIABILITIES, NET OF ASSETS - (0.08)%		(99,423)

TOTAL NET ASSETS - 100.00%		$126,424,066

Percentages are stated as a percent of net assets.

A Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $102,924,684 or 81.41% of net assets.

B Non-income producing security.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2024 (Note 9).

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,483,132 or 2.76% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

G 7-day yield.

H The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PCL - Public Company Limited (Thailand).

PLC - Public Limited Company.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Schedule of Investments

October 31, 2024

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

EAM International Small Cap Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$-	$11,940,004	$–	$11,940,004
Austria	-	906,705	-	906,705
Belgium	-	1,216,237	-	1,216,237
Brazil	1,819,885	-	-	1,819,885
Burkina Faso	910,989	-	-	910,989
Canada	11,881,728	-	-	11,881,728
China	1,136,735	6,181,304	-	7,318,039
Denmark	-	1,761,901	-	1,761,901
Finland	-	2,121,519	-	2,121,519
France	-	1,055,493	-	1,055,493
Germany	-	946,659	-	946,659
India	-	14,631,982	-	14,631,982
Israel	1,123,715	-	-	1,123,715
Italy	-	905,596	-	905,596
Japan	-	16,673,033	-	16,673,033
Netherlands	-	1,160,868	-	1,160,868
New Zealand	-	800,608	-	800,608
Norway	-	681,766	-	681,766
Peru	-	877,468	-	877,468
Poland	-	1,136,727	-	1,136,727
Republic of Korea	-	10,179,634	-	10,179,634
South Africa	-	1,108,468	-	1,108,468
Sweden	-	4,517,660	-	4,517,660
Switzerland	-	6,138,363	-	6,138,363
Taiwan	-	9,710,197	-	9,710,197
Thailand	-	913,928	-	913,928
United Kingdom	-	7,358,564	-	7,358,564
Foreign Preferred Stocks
Brazil	1,026,660	-	-	1,026,660
Common Stocks
United States	1,959,240	-	-	1,959,240
Short-Term Investments	3,672,653	-	-	3,672,653
Securities Lending Collateral	67,200	-	-	67,200

Total Investments in Securities - Assets	$23,598,805	$102,924,684	$-	$126,523,489

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

Australia - 0.47% (Cost $2,958,929)

Foreign Common Stocks - 0.47%
Rio Tinto PLCA	43,601	$2,820,779

Belgium - 1.09%

Foreign Common Stocks - 1.09%
Anheuser-Busch InBev SAA	60,712	3,615,041
KBC Group NVA	39,822	2,888,310

Total Foreign Common Stocks		6,503,351

Total Belgium (Cost $6,358,884)		6,503,351

Brazil - 0.15% (Cost $695,327)

Foreign Common Stocks - 0.15%
ERO Copper Corp.B C	47,192	866,664

Canada - 3.17%

Foreign Common Stocks - 3.17%
Barrick Gold Corp.	44,987	869,465
Canadian Pacific Kansas City Ltd.	41,096	3,170,267
Gildan Activewear, Inc.	88,175	4,315,183
Linamar Corp.C	66,775	2,732,195
Open Text Corp.	44,612	1,338,024
Parkland Corp.C	108,256	2,519,118
Suncor Energy, Inc.	106,982	4,038,477

Total Foreign Common Stocks		18,982,729

Total Canada (Cost $18,058,511)		18,982,729

China - 3.46%

Foreign Common Stocks - 3.46%
AIA Group Ltd.A	423,200	3,367,486
ArcelorMittal SAA	115,640	2,865,856
ESR Group Ltd.A D	905,400	1,226,601
Link REITA	244,400	1,139,426
Prudential PLCA	1,048,678	8,640,524
Techtronic Industries Co. Ltd.A	241,000	3,452,357

Total Foreign Common Stocks		20,692,250

Total China (Cost $24,692,301)		20,692,250

Finland - 0.80%

Foreign Common Stocks - 0.80%
Fortum OYJA	143,504	2,116,034
Nordea Bank AbpA	228,658	2,677,680

Total Foreign Common Stocks		4,793,714

Total Finland (Cost $4,351,959)		4,793,714

France - 14.13%

Foreign Common Stocks - 14.13%
Air Liquide SAA	33,408	5,986,548
Alstom SAA B	373,681	8,196,070
Arkema SAA	31,182	2,741,304
AXA SAA	64,416	2,414,994
BNP Paribas SAA	37,661	2,572,742
Bureau Veritas SAA	117,481	3,717,670
Capgemini SEA	18,982	3,272,376
Carrefour SAA	111,562	1,768,073
Cie de Saint-Gobain SAA	43,095	3,910,886
Danone SAA	40,077	2,863,479
Eiffage SAA	55,848	5,194,171

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

France - 14.13% (continued)

Foreign Common Stocks - 14.13% (continued)
Engie SAA	195,046	$3,267,882
Kering SAA	25,867	6,447,026
Orange SAA	861,997	9,466,638
Pernod Ricard SAA	17,093	2,134,351
Rexel SAA	121,759	3,353,429
Sodexo SAA	14,976	1,300,133
Teleperformance SEA	70,374	7,386,919
Thales SAA	19,915	3,210,653
Verallia SAA D	148,393	4,260,294
Worldline SAA B D	148,646	1,033,130

Total Foreign Common Stocks		84,498,768

Total France (Cost $87,821,453)		84,498,768

Germany - 9.38%

Foreign Common Stocks - 9.06%
Allianz SEA	4,938	1,555,240
Bayerische Motoren Werke AGA	56,250	4,425,405
Brenntag SEA	33,604	2,189,580
Continental AGA	110,117	6,859,240
Daimler Truck Holding AGA	52,154	2,157,814
Deutsche Telekom AGA	133,156	4,032,100
Infineon Technologies AGA	115,535	3,648,448
Lanxess AGA	88,068	2,547,672
Mercedes-Benz Group AGA	78,639	4,764,539
Merck KGaAA	20,084	3,321,139
MTU Aero Engines AGA	8,598	2,812,269
Puma SEA	52,126	2,368,999
Rheinmetall AGA	3,393	1,748,180
RWE AGA	69,715	2,258,452
SAP SEA	16,928	3,956,601
Siemens AGA	14,301	2,776,068
Siemens Healthineers AGA D	52,815	2,756,038

Total Foreign Common Stocks		54,177,784

Foreign Preferred Stocks - 0.32%
Henkel AG & Co. KGaAA E	22,500	1,947,702

Total Germany (Cost $57,171,150)		56,125,486

Israel - 0.52%

Foreign Common Stocks - 0.52%
Check Point Software Technologies Ltd.B	4,653	805,946
Wix.com Ltd.B	13,863	2,316,785

Total Foreign Common Stocks		3,122,731

Total Israel (Cost $2,733,988)		3,122,731

Italy - 2.69%

Foreign Common Stocks - 2.69%
Enel SpAA	624,549	4,737,042
Eni SpAA	68,490	1,043,335
Ryanair Holdings PLC, ADR	70,797	3,133,475
UniCredit SpAA	162,437	7,196,458

Total Foreign Common Stocks		16,110,310

Total Italy (Cost $12,450,480)		16,110,310

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

Japan - 11.57%

Foreign Common Stocks - 11.57%
Asics Corp.A	114,800	$2,019,902
Bandai Namco Holdings, Inc.A	78,700	1,648,790
FANUC Corp.A	168,800	4,464,399
Fujitsu Ltd.A	173,200	3,182,862
Hitachi Ltd.A	95,500	2,403,563
Kokusai Electric Corp.A C	58,600	1,076,775
MatsukiyoCocokara & Co.A	192,100	2,602,058
Mitsui Fudosan Co. Ltd.A	213,900	1,820,961
Mizuho Financial Group, Inc.A	161,400	3,370,310
Murata Manufacturing Co. Ltd.A	112,400	1,955,864
NEC Corp.A	38,800	3,294,518
Nintendo Co. Ltd.A	19,600	1,037,542
Nippon Sanso Holdings Corp.A	86,500	2,991,862
Nitori Holdings Co. Ltd.A	25,900	3,288,787
Otsuka Holdings Co. Ltd.A	48,600	2,932,370
Renesas Electronics Corp.A	461,833	6,197,477
Seven & i Holdings Co. Ltd.A	163,800	2,346,526
Shimadzu Corp.A	79,200	2,334,761
SMC Corp.A	5,600	2,393,699
SUMCO Corp.A C	890,600	8,521,737
Suzuki Motor Corp.A	291,200	2,871,702
Takeda Pharmaceutical Co. Ltd.A	68,700	1,913,687
Tokyo Electron Ltd.A	18,100	2,691,185
Toyo Suisan Kaisha Ltd.A	31,100	1,826,854

Total Foreign Common Stocks		69,188,191

Total Japan (Cost $72,538,629)		69,188,191

Jordan - 0.37% (Cost $2,225,019)

Foreign Common Stocks - 0.37%
Hikma Pharmaceuticals PLCA	93,419	2,233,090

Netherlands - 4.72%

Foreign Common Stocks - 4.72%
Akzo Nobel NVA	82,970	5,293,636
ASML Holding NVA	2,969	1,996,376
Heineken NVA	23,367	1,916,897
ING Groep NVA	550,869	9,350,835
Koninklijke Philips NVA B	155,099	4,071,383
NN Group NVA	113,578	5,589,841

Total Foreign Common Stocks		28,218,968

Total Netherlands (Cost $26,623,942)		28,218,968

Republic of Korea - 4.87%

Foreign Common Stocks - 4.87%
BGF retail Co. Ltd.A	23,888	1,994,434
Hyundai Mobis Co. Ltd.A	29,990	5,388,634
Kia Corp.A	13,943	920,318
KT&G Corp.A	50,288	3,981,146
LG Corp.A	45,679	2,499,348
Samsung Electronics Co. Ltd.A	317,357	13,413,224
Shinhan Financial Group Co. Ltd.A	25,237	930,634

Total Foreign Common Stocks		29,127,738

Total Republic of Korea (Cost $29,287,920)		29,127,738

Singapore - 0.84%

Foreign Common Stocks - 0.84%
DBS Group Holdings Ltd.A	103,651	2,982,993

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

Singapore - 0.84% (continued)

Foreign Common Stocks - 0.84% (continued)
United Overseas Bank Ltd.A	85,500	$2,059,034

Total Foreign Common Stocks		5,042,027

Total Singapore (Cost $3,386,825)		5,042,027

Spain - 1.20%

Foreign Common Stocks - 1.20%
Aena SME SAA D	5,386	1,189,739
Amadeus IT Group SAA	17,918	1,300,575
Bankinter SAA	168,828	1,373,363
Industria de Diseno Textil SAA	40,934	2,332,566
Repsol SAA	80,014	996,973

Total Foreign Common Stocks		7,193,216

Total Spain (Cost $5,825,160)		7,193,216

Sweden - 0.72%

Foreign Common Stocks - 0.72%
Electrolux AB, Class BA B	29,040	243,296
Sandvik ABA	117,550	2,322,024
Volvo Car AB, Class BA B C	805,255	1,731,636

Total Foreign Common Stocks		4,296,956

Total Sweden (Cost $6,424,384)		4,296,956

Switzerland - 2.60%

Foreign Common Stocks - 2.60%
ABB Ltd.A	73,721	4,094,418
Adecco Group AGA	230,327	7,222,078
Cie Financiere Richemont SA, Class AA	17,305	2,524,467
Julius Baer Group Ltd.A	28,285	1,730,907

Total Foreign Common Stocks		15,571,870

Total Switzerland (Cost $14,248,746)		15,571,870

United Kingdom - 19.96%

Foreign Common Stocks - 19.96%
3i Group PLCA	84,934	3,476,554
AstraZeneca PLCA	43,433	6,174,956
Barclays PLCA	4,081,077	12,511,421
Barratt Redrow PLCA	411,421	2,381,720
Berkeley Group Holdings PLCA	21,974	1,259,479
British American Tobacco PLCA	408,614	14,230,222
Coca-Cola Europacific Partners PLCA	27,419	2,075,531
Compass Group PLCA	129,593	4,197,407
Croda International PLCA	28,139	1,353,551
Diageo PLCA	134,666	4,198,853
JD Sports Fashion PLCA	908,202	1,453,132
Kingfisher PLCA	449,732	1,707,107
Legal & General Group PLCA	635,673	1,791,279
National Grid PLCA	45,782	575,397
NatWest Group PLCA	250,448	1,184,977
Nomad Foods Ltd.	80,787	1,417,812
Reckitt Benckiser Group PLCA	239,169	14,444,894
RELX PLCA	203,646	9,379,752
Rolls-Royce Holdings PLCA B	1,263,337	8,768,934
RS Group PLCA	237,720	2,129,745
Segro PLC, REITA	134,828	1,370,807

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

United Kingdom - 19.96% (continued)

Foreign Common Stocks - 19.96% (continued)
Smith & Nephew PLCA	70,782	$877,251
Standard Chartered PLCA	196,255	2,263,638
Taylor Wimpey PLCA	2,418,757	4,588,975
Unilever PLCA	98,732	6,042,655
WH Smith PLCA	118,021	2,003,272
Whitbread PLCA	41,353	1,615,613
WPP PLCA	559,453	5,892,756

Total Foreign Common Stocks		119,367,690

Total United Kingdom (Cost $104,471,485)		119,367,690

United States - 13.18%

Common Stocks - 13.18%
Aon PLC, Class A	11,798	4,328,332
BP PLCA	949,259	4,613,743
Chubb Ltd.	6,902	1,949,401
CNH Industrial NV	456,236	5,123,530
Constellium SEB	56,192	623,731
CRH PLC	27,661	2,639,689
Experian PLCA	53,625	2,619,442
GSK PLCA	725,911	13,261,536
ICON PLCB	11,045	2,453,205
Roche Holding AGA	60,722	18,858,683
Sanofi SAA	117,965	12,446,477
Shell PLCA	62,553	2,097,782
Signify NVA D	133,073	3,259,770
Smurfit WestRock PLC	66,137	3,406,055
Stellantis NVA	81,449	1,122,143

Total Common Stocks		78,803,519

Total United States (Cost $81,318,008)		78,803,519

SHORT-TERM INVESTMENTS - 3.24% (Cost $19,354,297)

Investment Companies - 3.24%
American Beacon U.S. Government Money Market Select Fund, 4.76% F G	19,354,297	19,354,297

SECURITIES LENDING COLLATERAL- 0.41% (Cost $2,442,760)

Investment Companies - 0.41%
American Beacon U.S. Government Money Market Select Fund, 4.76% F G	2,442,760	2,442,760

TOTAL INVESTMENTS - 99.54% (Cost $585,440,157)		595,357,104
OTHER ASSETS, NET OF LIABILITIES - 0.46%		2,740,701

TOTAL NET ASSETS - 100.00%		$598,097,805

Percentages are stated as a percent of net assets.

A Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $525,512,693 or 87.86% of net assets.

B Non-income producing security.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2024 (Note 9).

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $13,725,572 or 2.29% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F 7-day yield.

G The Fund is affiliated by having the same investment advisor.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

See accompanying notes

American Beacon International Equity FundSM

Schedule of Investments

October 31, 2024

Long Futures Contracts Open on October 31, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE U.S. mini MSCI EAFE Index Futures	215	December 2024	$26,183,468	$25,264,650	$(918,818)

			$26,183,468	$25,264,650	$(918,818)

Glossary:

Index Abbreviations:
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East Index.

Exchange Abbreviations:
ICE	Intercontinental Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

International Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Australia	$-	$2,820,779	$-	$2,820,779
Belgium	-	6,503,351	-	6,503,351
Brazil	866,664	-	-	866,664
Canada	18,982,729	-	-	18,982,729
China	-	20,692,250	-	20,692,250
Finland	-	4,793,714	-	4,793,714
France	-	84,498,768	-	84,498,768
Germany	-	54,177,784	-	54,177,784
Israel	3,122,731	-	-	3,122,731
Italy	3,133,475	12,976,835	-	16,110,310
Japan	-	69,188,191	-	69,188,191
Jordan	-	2,233,090	-	2,233,090
Netherlands	-	28,218,968	-	28,218,968
Republic of Korea	-	29,127,738	-	29,127,738
Singapore	-	5,042,027	-	5,042,027
Spain	-	7,193,216	-	7,193,216
Sweden	-	4,296,956	-	4,296,956
Switzerland	-	15,571,870	-	15,571,870
United Kingdom	1,417,812	117,949,878	-	119,367,690
Foreign Preferred Stocks
Germany	-	1,947,702	-	1,947,702
Common Stocks
United States	20,523,943	58,279,576	-	78,803,519
Short-Term Investments	19,354,297	-	-	19,354,297
Securities Lending Collateral	2,442,760	-	-	2,442,760

Total Investments in Securities - Assets	$69,844,411	$525,512,693	$-	$595,357,104

Financial Derivative Instruments - Liabilities
Futures Contracts	$(918,818)	$-	$-	$(918,818)

Total Financial Derivative Instruments - Liabilities	$(918,818)	$-	$-	$(918,818)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

October 31, 2024

	EAM International Small Cap Fund	International Equity Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$122,783,636	$573,560,047
Investments in affiliated securities, at fair value‡	3,739,853	21,797,057
Foreign currency, at fair value^	31,203	37,165
Cash collateral held at broker for futures contracts	-	955,000
Dividends and interest receivable	168,615	1,291,928
Deposits with broker for futures contracts	-	778,592
Receivable for investments sold	1,802,158	1,662,643
Receivable for fund shares sold	8,178	225,135
Receivable for tax reclaims	1,150,391	4,392,443
Receivable for expense reimbursement (Note 2)	78,178	57,587
Prepaid expenses	15,465	43,891

Total assets	129,777,677	604,801,488

Liabilities:
Payable for investments purchased	2,611,250	700,749
Payable for fund shares redeemed	154,663	1,403,046
Management and sub-advisory fees payable (Note 2)	83,607	747,416
Service fees payable (Note 2)	14,604	27,743
Transfer agent fees payable (Note 2)	7,981	32,470
Payable upon return of securities loaned (Note 9)§	67,200	2,442,760
Custody and fund accounting fees payable	102,486	166,883
Professional fees payable	117,361	122,877
Trustee fees payable (Note 2)	1,014	6,409
Payable for prospectus and shareholder reports	20,613	98,185
Payable for variation margin from open futures contracts (Note 5)	-	918,340
Capital gains tax liability	144,404	-
Other liabilities	28,428	36,805

Total liabilities	3,353,611	6,703,683

Commitments and contingent liabilities (Note 2)

Net assets	$126,424,066	$598,097,805

Analysis of net assets:
Paid-in-capital	$105,572,790	$490,396,405
Total distributable earnings (deficits)A	20,851,276	107,701,400

Net assets	$126,424,066	$598,097,805

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	460,807	15,548,980

Y Class	3,527,420	4,175,149

Investor Class	3,137,417	2,712,804

Advisor Class	N/A	707,325

A Class	N/A	518,159

C Class	N/A	143,296

R6 Class	N/A	6,851,767

Net assets:
R5 Class	$8,195,147	$301,082,293

Y Class	$62,393,608	$85,292,074

Investor Class	$55,835,311	$52,061,716

Advisor Class	N/A	$14,029,585

A Class	N/A	$9,890,341

C Class	N/A	$2,618,564

R6 Class	N/A	$133,123,232

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

October 31, 2024

	EAM International Small Cap Fund	International Equity Fund
Net asset value, offering and redemption price per share:
R5 Class	$17.78	$19.36

Y Class	$17.69	$20.43

Investor Class	$17.80	$19.19

Advisor Class	N/A	$19.83

A Class	N/A	$19.09

A Class (offering price)	N/A	$20.25

C Class	N/A	$18.27

R6 Class	N/A	$19.43

† Cost of investments in unaffiliated securities	$112,131,588	$563,643,100
‡ Cost of investments in affiliated securities	$3,739,853	$21,797,057
§ Fair value of securities on loan	$5,695,370	$12,007,072
^ Cost of foreign currency	$31,143	$37,120

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

October 31, 2024

	EAM International Small Cap Fund	International Equity Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$2,655,032	$26,099,042
Dividend income from affiliated securities (Note 2)	305,517	1,550,970
Interest income	-	58,123
Income derived from securities lending (Note 9)	42,004	93,821
Other income	302	537

Total investment income	3,002,855	27,802,493

Expenses:
Management and sub-advisory fees (Note 2)	1,039,394	4,933,640
Transfer agent fees:
R5 Class (Note 2)	2,884	120,733
Y Class (Note 2)	70,390	96,554
Investor Class	7,131	16,806
Advisor Class	-	1,726
A Class	-	4,337
C Class	-	3,625
R6 Class	-	36,525
Custody and fund accounting fees	177,087	300,892
Professional fees	122,078	139,648
Registration fees and expenses	53,213	113,413
Service fees (Note 2):
Investor Class	202,898	191,657
Advisor Class	-	35,298
A Class	-	16,413
C Class	-	3,131
Distribution fees (Note 2):
Advisor Class	-	35,223
A Class	-	26,986
C Class	-	27,845
ICI membership dues and license expenses	134,234	-
Prospectus and shareholder report expenses	32,856	118,985
Trustee fees (Note 2)	13,646	83,923
Loan interest expense (Note 2)	973	-
Line of credit interest expense (Note 10)	1,473	9,200
Other expenses	17,736	307,837

Total expenses	1,875,993	6,624,397

Net fees waived and expenses (reimbursed) (Note 2)	(226,142)	(220,508)

Net expenses	1,649,851	6,403,889

Net investment income	1,353,004	21,398,604

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securities‡ A	$13,224,744	$133,296,125
Commission recapture (Note 1)	-	(3)
Foreign currency transactions	(424,251)	(208,777)
Futures contracts	-	5,812,603
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	8,846,508	23,622,957
Foreign currency transactions	23,575	113,569
Futures contracts	-	(384,929)

Net gain from investments	21,670,576	162,251,545

Net increase in net assets resulting from operations.	$23,023,580	$183,650,149

† Foreign taxes	$382,800	$1,940,380
‡ Net of foreign withholding taxes on capital gains	$43,457	$-

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	EAM International Small Cap Fund		International Equity Fund
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase in net assets:
Operations:
Net investment income	$1,353,004	$1,893,150	$21,398,604	$26,845,048
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	12,800,493	13,910,493	138,899,948	62,266,166
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, and futures contracts	8,870,083	13,890,740	23,351,597	182,309,583

Net increase in net assets resulting from operations	23,023,580	29,694,383	183,650,149	271,420,797

Distributions to shareholders:
Total retained earnings:
R5 Class	(138,937)	(284,205)	(20,300,284)	(19,840,233)
Y Class	(1,243,710)	(1,719,644)	(4,658,524)	(2,512,663)
Investor Class	(1,067,041)	(1,056,156)	(3,138,410)	(2,090,798)
Advisor Class	—	—	(617,707)	(304,447)
A Class	—	—	(525,588)	(188,613)
C Class	—	—	(119,521)	(48,919)
R6 Class	—	—	(17,067,264)	(8,756,091)

Net distributions to shareholders	(2,449,688)	(3,060,005)	(46,427,298)	(33,741,764)

Capital share transactions (Note 11):
Proceeds from sales of shares	17,327,215	31,413,470	112,495,053	291,643,278
Reinvestment of dividends and distributions	1,985,343	2,681,566	45,531,550	32,494,086
Cost of shares redeemed	(43,285,575)	(113,325,777)	(576,675,248)	(1,070,787,931)

Net (decrease) in net assets from capital share transactions	(23,973,017)	(79,230,741)	(418,648,645)	(746,650,567)

Net (decrease) in net assets	(3,399,125)	(52,596,363)	(281,425,794)	(508,971,534)

Net assets:
Beginning of year	129,823,191	182,419,554	879,523,599	1,388,495,133

End of year	$126,424,066	$129,823,191	$598,097,805	$879,523,599

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of October 31, 2024, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon EAM International Small Cap Fund and American Beacon International Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board of Trustees (“the “Board”) approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, each sub-advisor and the Trust, on behalf of the Funds, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management has concluded that these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Funds’ custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedules:

EAM International Small Cap Fund

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

International Equity Fund

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

The Trust, on behalf of the American Beacon International Equity Fund, and the Manager have entered into Investment Advisory Agreements with Causeway Capital Management LLC; Lazard Asset Management LLC; and American Century Investment Management Inc. (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on each Fund’s average daily net assets.

The Trust, on behalf of the American Beacon EAM International Small Cap Fund, and the Manager have entered into an Investment Advisory Agreement with EAM Global Investors, LLC pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily according to the following schedule:

First $1 billion	0.40%
Next $1 billion	0.35%
Over $2 billion	0.325%

The Management and Sub-Advisory Fees paid by the Funds for the year ended October 31, 2024 were as follows:

EAM International Small Cap Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$494,044
Sub-Advisory Fees	0.40%	545,350

Total	0.75%	$1,039,394

International Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,839,642
Sub-Advisory Fees	0.26%	2,093,998

Total	0.61%	$4,933,640

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statements of Operations. During the year ended October 31, 2024, the Manager received securities lending fees of $4,603 and $10,454 for the securities lending activities of the EAM International Small Cap Fund and International Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
EAM International Small Cap	$68,993
International Equity	186,912

As of October 31, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
EAM International Small Cap	$5,678
International Equity	15,436

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with an October 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	October 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	October 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	EAM International Small Cap	$3,672,653	$-	$-	$305,517	$3,672,653
U.S. Government Money Market Select	Securities Lending	EAM International Small Cap	67,200	-	-	N/A	67,200
U.S. Government Money Market Select	Direct	International Equity	19,354,297	-	-	1,550,970	19,354,297
U.S. Government Money Market Select	Securities Lending	International Equity	2,442,760	-	-	N/A	2,442,760

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended October 31, 2024, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
EAM International Small Cap	$5,876	$1,310	$7,186
International Equity	29,879	2,971	32,850

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2024, the EAM International Small Cap Fund borrowed on average $996,857 for 4 days at an average interest rate of 6.02% with interest charges of $973. This amount is recorded as “Loan interest expense” in the Statements of Operations. The International Equity Fund participated as a lender and loaned on average $268,164 for 1 day at an interest rate of 6.14% with interest charges of $45. This amount is recorded as “Interest income” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for certain classes of the International Equity Fund and the EAM International Small Cap Fund, through December 31, 2025, to the extent

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Notes to Financial Statements

October 31, 2024

that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and other extraordinary expenses) exceed the expense cap. During the year ended October 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	11/1/2023 - 2/29/2024	3/1/2024 - 10/31/2024	Reimbursed Expenses	(Recouped) Expenses
EAM International Small Cap	R5	0.89%	0.89%	$23,323	$-		2026-2027
EAM International Small Cap	Y	N/A	1.10%	96,015	-		2026-2027
EAM International Small Cap	Investor	N/A	1.30%	106,804	-		2026-2027
International Equity	R6	0.69%	0.69%	220,508	(68,400	)*	2026-2027

* This amount represents Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

Of the above amounts, $78,178 and $57,587 were disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at October 31, 2024 for the EAM International Small Cap Fund and International Equity Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Funds did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
EAM International Small Cap	$-	$-	$2,785	2023-2024
EAM International Small Cap	-	1,783	-	2024-2025
EAM International Small Cap	-	23,655	-	2025-2026
International Equity	54,858	-	-	2023-2024
International Equity	13,542	56,578	-	2024-2025
International Equity	-	241,021	-	2025-2026

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended October 31, 2024, RID collected $461 for International Equity Fund from the sale of A Class Shares. The EAM International Small Cap Fund does not offer A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended October 31, 2024, there were no CDSC fees collected for the A Class Shares of the International Equity Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares of the International Equity Fund Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended October 31, 2024, no CDSC fees were collected for the C Class Shares of International Equity Fund. The EAM International Small Cap Fund does not offer C Class Shares.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a the Funds.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(a)(2) securities could have the effect of reducing a Fund’s liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

Restricted securities outstanding during the year ended October 31, 2024 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Preferred Stock

Preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is typically set at a fixed annual rate, in some circumstances it can be variable, changed or omitted by the issuer. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as credit risk, interest rate risk, potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the year ended October 31, 2024, the EAM International Small Cap Fund did not enter into any forward foreign currency contracts and the International Equity Fund entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations. At October 31, 2024, the International Equity Fund did not have any forward foreign currency contracts outstanding.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. A Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in a Fund. A Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the prices of futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

During the year ended October 31, 2024, the International Equity Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended October 31, 2024
International Equity	297

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

International Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of October 31, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(918,818)	$(918,818)

The effect of financial derivative instruments on the Statements of Operations as of October 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$–	$-	$5,812,603	$5,812,603

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(384,929)	$(384,929)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Master Agreements

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, October 31, 2024.

EAM International Small Cap Fund

	Remaining Contractual Maturity of the Agreements As of October 31, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$67,200	$-	$-	$-	$67,200

Total Borrowings	$67,200	$-	$-	$-	$67,200

Gross amount of recognized liabilities for securities lending transactions					$67,200

International Equity Fund

Offsetting of Financial and Derivative Assets as of October 31, 2024:
	Assets	Liabilities
Futures Contracts(1)	$-	$918,818

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$918,818

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(918,818)

	Remaining Contractual Maturity of the Agreements As of October 31, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$2,442,760	$-	$-	$-	$2,442,760

Total Borrowings	$2,442,760	$-	$-	$-	$2,442,760

Gross amount of recognized liabilities for securities lending transactions					$2,442,760

(1) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Funds may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Funds can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause a Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in a Fund. A Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or have exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Multiple Sub-Advisor Risk

The Manager allocates the International Equity Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in allocating the Fund’s assets to sub-advisors and its selection and oversight of the sub-advisors. Because each sub-advisor manages its allocated portion of the Fund independently from another sub-advisor, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when a sub-advisor to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Fund’s holdings. Similarly, under some market conditions, one sub-advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another sub-advisor believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Fund. Because each sub-advisor directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other sub-advisors, the Fund may incur higher brokerage costs than would be the case if a single sub-adviser were managing the entire Fund. In addition, while the Manager seeks to allocate the Fund’s assets among the Fund’s sub-advisors in a manner that it believes is consistent with achieving the Fund’s investment objective(s), the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets among sub-advisors, due to factors that could impact the Manager’s revenues and profits.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Funds may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. A Fund will be subject to the risks associated with investments in those companies, including but not limited to interest rate risk, credit risk and market risk.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of a Fund’s securities provide collateral either in the form of cash, which a Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. A Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, a Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of a Fund’s collateral is inadequate. Although a Fund’s securities lending agent may indemnify a Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to a Fund before an ex-dividend date, whether or not due to a

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

default by the borrower, the payment in lieu of the dividend that a Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	EAM International Small Cap Fund		International Equity
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$138,937	$284,205	$20,300,284	$19,840,233
Y Class	1,243,710	1,719,644	4,658,524	2,512,663
Investor Class	1,067,041	1,056,156	3,138,410	2,090,798
Advisor Class	-	-	617,707	304,447
A Class	-	-	525,588	188,613
C Class	-	-	119,521	48,919
R6 Class	-	-	17,067,264	8,756,091

Total distributions paid	$2,449,688	$3,060,005	$46,427,298	$33,741,764

* For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

As of October 31, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EAM International Small Cap	$116,366,849	$13,453,004	$(3,473,903)	$9,979,101
International Equity	595,959,576	53,943,859	(54,611,190)	(667,331)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
EAM International Small Cap	$9,979,101	$8,960,327	$1,911,848	$-	$-	$20,851,276
International Equity	(667,331)	46,551,216	61,817,516	-	(1)	107,701,400

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains from passive foreign investment companies and the realization for tax purposes of unrealized gains (losses) on certain derivative instruments.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of October 31, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
EAM International Small Cap	$1,062,103	$(1,062,103)
International Equity	38,730,326	(38,730,326)

For federal income tax purposes, the Funds measure their capital loss carryforwards annually at October 31, their fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024, the Funds did not have any capital loss carryforwards.

The EAM International Small Cap Fund utilized $1,874,352 short-term capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
EAM International Small Cap	$333,148,026	$345,603,270
International Equity	330,551,096	739,811,304

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

A summary of the Funds’ transactions in the USG Select Fund for the year ended October 31, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/Fair Value	Purchases	Sales	October 31, 2024 Shares/Fair Value
EAM International Small Cap	Direct	$13,732,959	$107,137,763	$117,198,069	$3,672,653
EAM International Small Cap	Securities Lending	258,291	23,845,488	24,036,579	67,200
International Equity	Direct	38,723,902	526,948,780	546,318,385	19,354,297
International Equity	Securities Lending	171,336	53,039,566	50,768,142	2,442,760

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

As of October 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
EAM International Small Cap	$5,695,370	$67,200	$5,976,531	$6,043,731
International Equity	12,007,072	2,442,760	10,235,842	12,678,602

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2024, the Funds did not utilize these facilities.

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	91,304	$1,649,842	312,073	$5,144,248
Reinvestment of dividends	8,451	138,937	19,386	284,204
Shares redeemed	(51,572)	(928,768)	(955,306)	(15,218,036)

Net increase (decrease) in shares outstanding	48,183	$860,011	(623,847)	$(9,789,584)

	Y Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	474,289	$8,271,875	1,240,162	$19,805,259
Reinvestment of dividends	55,611	911,458	98,686	1,446,738
Shares redeemed	(1,103,789)	(19,105,361)	(4,391,009)	(69,078,198)

Net (decrease) in shares outstanding	(573,889)	$(9,922,028)	(3,052,161)	$(47,826,201)

	Investor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
EAM International Small Cap Fund	Shares	Amount	Shares	Amount
Shares sold	416,836	$7,405,498	401,029	$6,463,963
Reinvestment of dividends	56,629	934,948	64,362	950,624
Shares redeemed	(1,314,525)	(23,251,446)	(1,829,605)	(29,029,543)

Net (decrease) in shares outstanding	(841,060)	$(14,911,000)	(1,364,214)	$(21,614,956)

	R5 Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,275,928	$23,962,085	6,600,545	$113,441,066
Reinvestment of dividends	1,101,966	19,912,534	1,212,447	18,950,544
Shares redeemed	(11,561,436)	(214,281,949)	(45,330,087)	(757,798,935)

Net (decrease) in shares outstanding	(9,183,542)	$(170,407,330)	(37,517,095)	$(625,407,325)

	Y Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	533,844	$10,553,834	764,908	$14,044,424
Reinvestment of dividends	240,581	4,587,876	150,746	2,481,284
Shares redeemed	(1,581,261)	(31,258,707)	(2,296,912)	(41,098,087)

Net (decrease) in shares outstanding	(806,836)	$(16,116,997)	(1,381,258)	$(24,572,379)

	Investor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	150,953	$2,813,915	3,836,876	$66,690,147
Reinvestment of dividends	172,001	3,089,134	130,163	2,018,825
Shares redeemed	(1,470,504)	(26,829,824)	(5,876,228)	(104,841,162)

Net (decrease) in shares outstanding	(1,147,550)	$(20,926,775)	(1,909,189)	$(36,132,190)

American Beacon FundsSM

Notes to Financial Statements

October 31, 2024

	Advisor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	76,294	$1,499,384	144,782	$2,579,144
Reinvestment of dividends	33,225	617,326	18,959	304,294
Shares redeemed	(119,270)	(2,322,072)	(384,344)	(6,715,366)

Net (decrease) in shares outstanding	(9,751)	$(205,362)	(220,603)	$(3,831,928)

	A Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	159,796	$2,963,199	284,959	$4,947,007
Reinvestment of dividends	29,150	520,904	12,062	186,717
Shares redeemed	(214,751)	(4,077,761)	(263,000)	(4,512,860)

Net increase (decrease) in shares outstanding	(25,805)	$(593,658)	34,021	$620,864

	C Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	23,520	$419,997	33,973	$556,596
Reinvestment of dividends	6,898	118,845	3,264	48,699
Shares redeemed	(52,208)	(929,371)	(82,219)	(1,373,591)

Net (decrease) in shares outstanding	(21,790)	$(390,529)	(44,982)	$(768,296)

	R6 Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
International Equity Fund	Shares	Amount	Shares	Amount
Shares sold	3,731,057	$70,282,639	5,124,430	$89,384,894
Reinvestment of dividends	920,802	16,684,931	543,022	8,503,723
Shares redeemed	(15,134,620)	(296,975,564)	(8,993,730)	(154,447,930)

Net (decrease) in shares outstanding	(10,482,761)	$(210,007,994)	(3,326,278)	$(56,559,313)

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended October 31,
	2024	2023B		2022	2021		2020

Net asset value, beginning of period	$15.31	$13.47		$19.56	$15.58		$15.65

Income (loss) from investment operations:
Net investment income	0.36	0.15	C D	0.20	0.60	E	0.03
Net gains (losses) on investments (both realized and unrealized)	2.45	1.96		(5.53)	3.50		0.29

Total income (loss) from investment operations	2.81	2.11		(5.33)	4.10		0.32

Less distributions:
Dividends from net investment income	(0.34)	(0.27)		(0.76)	(0.12)		(0.39)

Total distributions	(0.34)	(0.27)		(0.76)	(0.12)		(0.39)

Net asset value, end of period	$17.78	$15.31		$13.47	$19.56		$15.58

Total returnF	18.52%	15.75%		(28.31)%	26.38%		1.94%

Ratios and supplemental data:
Net assets, end of period	$8,195,147	$6,316,496		$13,963,043	$20,907,091		$20,327,704
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21%	1.21%		0.90%	0.92%		0.91%
Expenses, net of reimbursements and/or recoupments	0.89%	0.89%		0.89%	0.91	%G	0.89%
Net investment income, before expense reimbursements and/or recoupments	0.97%	0.63	%D	1.30%	3.14	%E	0.84%
Net investment income, net of reimbursements and/or recoupments	1.29%	0.95	%D	1.31%	3.15	%E	0.86%
Portfolio turnover rate	260%	292%		21%	34%		28%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 20, 2023 Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
C	Per share amounts have been calculated using the average shares method.
D	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0312.
E	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3366.
F

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

G	Expense ratios may exceed stated expense caps in Note 2 in the Annual Shareholder report due to security lending expenses.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2024		2023A		2022	2021		2020

Net asset value, beginning of period	$15.24		$13.46		$19.54	$15.56		$15.64

Income (loss) from investment operations:
Net investment income	0.05		0.20	B C	0.04	0.59	D	0.05
Net gains (losses) on investments (both realized and unrealized)	2.72		1.84		(5.36)	3.49		0.25

Total income (loss) from investment operations	2.77		2.04		(5.32)	4.08		0.30

Less distributions:
Dividends from net investment income	(0.32)		(0.26)		(0.76)	(0.10)		(0.38)

Total distributions	(0.32)		(0.26)		(0.76)	(0.10)		(0.38)

Net asset value, end of period	$17.69		$15.24		$13.46	$19.54		$15.56

Total returnE	18.31%		15.21%		(28.31)%	26.25%		1.84%

Ratios and supplemental data:
Net assets, end of period	$62,393,608		$62,512,548		$96,269,149	$160,793,226		$136,563,697
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.27%		1.26%		0.95%	0.98%		0.99%
Expenses, net of reimbursements and/or recoupments	1.13	%F	1.26%		0.95%	0.98%		0.99%
Net investment income, before expense reimbursements and/or recoupments	0.93%		1.24	%C	1.21%	3.40	%D	0.78%
Net investment income, net of reimbursements and/or recoupments	1.07%		1.24	%C	1.21%	3.40	%D	0.78%
Portfolio turnover rate	260%		292%		21%	34%		28%

A	On January 20, 2023 Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0439.
D	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3834.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.

See accompanying notes

American Beacon EAM International Small Cap FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2024		2023A		2022	2021		2020

Net asset value, beginning of period	$15.33		$13.51		$19.59	$15.60		$15.61

Income (loss) from investment operations:
Net investment income	0.45		0.48	B	0.65	0.76	C	0.25
Net gains (losses) on investments (both realized and unrealized)	2.30		1.55		(6.04)	3.29		0.01

Total income (loss) from investment operations	2.75		2.03		(5.39)	4.05		0.26

Less distributions:
Dividends from net investment income	(0.28)		(0.21)		(0.69)	(0.06)		(0.27)

Total distributions	(0.28)		(0.21)		(0.69)	(0.06)		(0.27)

Net asset value, end of period	$17.80		$15.33		$13.51	$19.59		$15.60

Total returnD	18.07%		15.06%		(28.49)%	26.01%		1.63%

Ratios and supplemental data:
Net assets, end of period	$55,835,311		$60,994,147		$72,187,362	$180,324,267		$198,905,986
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.51%		1.46%		1.18%	1.20%		1.18%
Expenses, net of reimbursements and/or recoupments	1.34	%E	1.46%		1.18%	1.20%		1.18%
Net investment income, before expense reimbursements and/or recoupments	0.70%		1.10	%B	1.03%	2.81	%C	0.63%
Net investment income, net of reimbursements and/or recoupments	0.87%		1.10	%B	1.03%	2.81	%C	0.63%
Portfolio turnover rate	260%		292%		21%	34%		28%

A	On January 20, 2023 Tocqueville Asset Management LP was terminated and ceased managing assets of the Fund. On January 21, 2023, EAM Global Investors, LLC began managing assets of the Fund.
B	Net investment income includes a significant dividend payment from Keppel Corp, Ltd. amounting to $0.0406.
C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.3074.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 29, 2024.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended October 31,
	2024	2023	2022	2021		2020B

Net asset value, beginning of period	$16.72	$14.31	$20.31	$14.73		$18.06

Income (loss) from investment operations:
Net investment income	0.61	0.56	0.39	0.45	C	0.36
Net gains (losses) on investments (both realized and unrealized)	3.01	2.28	(4.40)	5.43		(3.15)

Total income (loss) from investment operations	3.62	2.84	(4.01)	5.88		(2.79)

Less distributions:
Dividends from net investment income	(0.61)	(0.43)	(0.65)	(0.30)		(0.54)
Distributions from net realized gains	(0.37)	-	(1.34)	-		-

Total distributions	(0.98)	(0.43)	(1.99)	(0.30)		(0.54)

Net asset value, end of period	$19.36	$16.72	$14.31	$20.31		$14.73

Total returnD	22.05%	20.09%	(21.69)%	40.18%		(16.04)%

Ratios and supplemental data:
Net assets, end of period	$301,082,293	$413,488,011	$891,001,265	$1,329,626,349		$968,859,543
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77%	0.79%	0.72%	0.73%		0.72%
Expenses, net of reimbursements and/or recoupments	0.77%	0.79%	0.72%	0.73%		0.72%
Net investment income, before expense reimbursements and/or recoupments	2.57%	2.30%	2.17%	2.31	%C	1.83%
Net investment income, net of reimbursements and/or recoupments	2.57%	2.30%	2.17%	2.31	%C	1.83%
Portfolio turnover rate	43%	46%	38%	41%		77%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

C	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0746.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2024	2023	2022	2021		2020A

Net asset value, beginning of period	$17.59	$15.03	$21.18	$15.36		$18.81

Income (loss) from investment operations:
Net investment income	1.18	1.22	1.53	1.83	B	0.36
Net gains (losses) on investments (both realized and unrealized)	2.62	1.76	(5.74)	4.27		(3.28)

Total income (loss) from investment operations	3.80	2.98	(4.21)	6.10		(2.92)

Less distributions:
Dividends from net investment income	(0.59)	(0.42)	(0.60)	(0.28)		(0.53)
Distributions from net realized gains	(0.37)	-	(1.34)	-		-

Total distributions	(0.96)	(0.42)	(1.94)	(0.28)		(0.53)

Net asset value, end of period	$20.43	$17.59	$15.03	$21.18		$15.36

Total returnC	22.01%	20.01%	(21.71)%	39.99%		(16.09)%

Ratios and supplemental data:
Net assets, end of period	$85,292,074	$87,634,823	$95,663,172	$233,692,916		$659,159,857
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84%	0.86%	0.81%	0.79%		0.80%
Expenses, net of reimbursements and/or recoupments	0.84%	0.86%	0.81%	0.79%		0.80%
Net investment income, before expense reimbursements and/or recoupments	2.51%	2.43%	2.03%	2.01	%B	1.77%
Net investment income, net of reimbursements and/or recoupments	2.51%	2.43%	2.03%	2.01	%B	1.77%
Portfolio turnover rate	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0243.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2024	2023	2022	2021		2020A

Net asset value, beginning of period	$16.54	$14.16	$20.11	$14.57		$17.87

Income (loss) from investment operations:
Net investment income	0.62	0.72	0.35	0.38	B	0.40
Net gains (losses) on investments (both realized and unrealized)	2.91	2.04	(4.37)	5.38		(3.22)

Total income (loss) from investment operations	3.53	2.76	(4.02)	5.76		(2.82)

Less distributions:
Dividends from net investment income	(0.51)	(0.38)	(0.59)	(0.22)		(0.48)
Distributions from net realized gains	(0.37)	-	(1.34)	-		-

Total distributions	(0.88)	(0.38)	(1.93)	(0.22)		(0.48)

Net asset value, end of period	$19.19	$16.54	$14.16	$20.11		$14.57

Total returnC	21.71%	19.64%	(21.93)%	39.72%		(16.33)%

Ratios and supplemental data:
Net assets, end of period	$52,061,716	$63,864,486	$81,694,109	$126,691,864		$92,817,287
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10%	1.12%	1.07%	1.06%		1.07%
Expenses, net of reimbursements and/or recoupments	1.10%	1.12%	1.07%	1.06%		1.07%
Net investment income, before expense reimbursements and/or recoupments	2.18%	2.61%	1.84%	1.98	%B	1.35%
Net investment income, net of reimbursements and/or recoupments	2.18%	2.61%	1.84%	1.98	%B	1.35%
Portfolio turnover rate	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0785.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Year Ended October 31,
	2024	2023	2022	2021		2020A

Net asset value, beginning of period	$17.09	$14.62	$20.68	$14.94		$18.31

Income (loss) from investment operations:
Net investment income	0.42	0.43	0.29	0.41	B	0.37
Net gains (losses) on investments (both realized and unrealized)	3.20	2.39	(4.46)	5.48		(3.29)

Total income (loss) from investment operations	3.62	2.82	(4.17)	5.89		(2.92)

Less distributions:
Dividends from net investment income	(0.51)	(0.35)	(0.55)	(0.15)		(0.45)
Distributions from net realized gains	(0.37)	-	(1.34)	-		-

Total distributions	(0.88)	(0.35)	(1.89)	(0.15)		(0.45)

Net asset value, end of period	$19.83	$17.09	$14.62	$20.68		$14.94

Total returnC	21.50%	19.45%	(22.01)%	39.53%		(16.43)%

Ratios and supplemental data:
Net assets, end of period	$14,029,585	$12,257,174	$13,706,977	$18,745,607		$16,387,094
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.25%	1.27%	1.20%	1.20%		1.20%
Expenses, net of reimbursements and/or recoupments	1.25%	1.27%	1.20%	1.20%		1.20%
Net investment income, before expense reimbursements and/or recoupments	2.11%	2.08%	1.67%	1.79	%B	1.34%
Net investment income, net of reimbursements and/or recoupments	2.11%	2.08%	1.67%	1.79	%B	1.34%
Portfolio turnover rate	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0709.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended October 31,
	2024	2023	2022	2021		2020A

Net asset value, beginning of period	$16.50	$14.13	$20.06	$14.55		$17.85

Income (loss) from investment operations:
Net investment income	0.40	0.34	0.33	0.36	B	0.21
Net gains (losses) on investments (both realized and unrealized)	3.11	2.40	(4.36)	5.38		(3.04)

Total income (loss) from investment operations	3.51	2.74	(4.03)	5.74		(2.83)

Less distributions:
Dividends from net investment income	(0.55)	(0.37)	(0.56)	(0.23)		(0.47)
Distributions from net realized gains	(0.37)	-	(1.34)	-		-

Total distributions	(0.92)	(0.37)	(1.90)	(0.23)		(0.47)

Net asset value, end of period	$19.09	$16.50	$14.13	$20.06		$14.55

Total returnC	21.63%	19.55%	(22.00)%	39.65%		(16.37)%

Ratios and supplemental data:
Net assets, end of period	$9,890,341	$8,977,482	$7,205,251	$10,017,801		$9,512,972
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.18%	1.19%	1.14%	1.13%		1.13%
Expenses, net of reimbursements and/or recoupments	1.18%	1.19%	1.14%	1.13%		1.13%
Net investment income, before expense reimbursements and/or recoupments	2.22%	2.15%	1.80%	1.83	%B	1.35%
Net investment income, net of reimbursements and/or recoupments	2.22%	2.15%	1.80%	1.83	%B	1.35%
Portfolio turnover rate	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0643.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended October 31,
	2024	2023	2022	2021		2020A

Net asset value, beginning of period	$15.80	$13.53	$19.27	$13.99		$17.18

Income (loss) from investment operations:
Net investment income	0.13	0.10	0.16	0.19	B	0.01
Net gains (losses) on investments (both realized and unrealized)	3.08	2.41	(4.14)	5.19		(2.86)

Total income (loss) from investment operations	3.21	2.51	(3.98)	5.38		(2.85)

Less distributions:
Dividends from net investment income	(0.37)	(0.24)	(0.42)	(0.10)		(0.34)
Distributions from net realized gains	(0.37)	-	(1.34)	-		-

Total distributions	(0.74)	(0.24)	(1.76)	(0.10)		(0.34)

Net asset value, end of period	$18.27	$15.80	$13.53	$19.27		$13.99

Total returnC	20.59%	18.66%	(22.55)%	38.56%		(16.98)%

Ratios and supplemental data:
Net assets, end of period	$2,618,564	$2,608,270	$2,842,235	$4,317,179		$3,431,934
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.98%	1.96%	1.89%	1.86%		1.86%
Expenses, net of reimbursements and/or recoupments	1.98%	1.96%	1.89%	1.86%		1.86%
Net investment income, before expense reimbursements and/or recoupments	1.37%	1.41%	1.08%	1.14	%B	0.61%
Net investment income, net of reimbursements and/or recoupments	1.37%	1.41%	1.08%	1.14	%B	0.61%
Portfolio turnover rate	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0667.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

American Beacon International Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended October 31,
	2024	2023	2022	2021		2020A

Net asset value, beginning of period	$16.77	$14.35	$20.35	$14.76		$18.08

Income (loss) from investment operations:
Net investment income	0.12	0.40	0.41	0.45	B	0.39
Net gains (losses) on investments (both realized and unrealized)	3.53	2.46	(4.41)	5.44		(3.16)

Total income (loss) from investment operations	3.65	2.86	(4.00)	5.89		(2.77)

Less distributions:
Dividends from net investment income	(0.62)	(0.44)	(0.66)	(0.30)		(0.55)
Distributions from net realized gains	(0.37)	-	(1.34)	-		-

Total distributions	(0.99)	(0.44)	(2.00)	(0.30)		(0.55)

Net asset value, end of period	$19.43	$16.77	$14.35	$20.35		$14.76

Total returnC	22.17%	20.15%	(21.62)%	40.20%		(15.93)%

Ratios and supplemental data:
Net assets, end of period	$133,123,232	$290,693,353	$296,382,124	$397,732,934		$294,708,893
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77%	0.77%	0.71%	0.71%		0.72%
Expenses, net of reimbursements and/or recoupments	0.69%	0.69%	0.69%	0.70	%D	0.69%
Net investment income, before expense reimbursements and/or recoupments	2.86%	2.54%	2.22%	2.30	%B	1.88%
Net investment income, net of reimbursements and/or recoupments	2.94%	2.62%	2.24%	2.31	%B	1.91%
Portfolio turnover rate	43%	46%	38%	41%		77%

A

On January 29, 2020, Templeton Investment Counsel, LLC, was terminated and ceased managing assets of the Fund. On January 30, 2020, American Century Investment Management, Inc. began managing assets of the Fund.

B	Net investment income includes a significant dividend payment from Vivendi SE amounting to $0.0738.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Expense ratios may exceed stated expense caps in Note 2 in the Annual Shareholder report due to security lending expenses.

See accompanying notes

American Beacon FundsSM

Federal Tax Information

October 31, 2024 (Unaudited)

Certain tax information regarding the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Funds designated the following items with regard to distributions paid during the fiscal year ended October 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

EAM International Small Cap	0.17%
International Equity	N/A

Qualified Dividend Income:

EAM International Small Cap	73.19%
International Equity	59.05%

Long-Term Capital Gain Distributions:

EAM International Small Cap	$1,062,103
International Equity	$38,730,326

Short-Term Capital Gain Distributions:

EAM International Small Cap	N/A
International Equity	$17,676,343

Foreign tax credit:

EAM International Small Cap	$301,865
International Equity	$1,508,617

The foreign tax credits for EAM International Small Cap and International Equity are based on foreign source income of $3,092,903 and $28,039,423 respectively for the year ended October 31, 2024.

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon EAM International Small Cap Fund and American Beacon International Equity Fund are service marks of American Beacon Advisors, Inc.

AR 10/24

American Beacon®

FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

October 31, 2024

GARCIA HAMILTON QUALITY BOND FUND

Garcia 1024

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	October 31, 2024

Additional Fund Information	Back Cover

American Beacon Garcia Hamilton Quality Bond FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Garcia Hamilton Quality Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Garcia Hamilton Quality Bond Fund (one of the funds constituting American Beacon Funds, referred hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 27, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

October 31, 2024

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 8.01%

Communications - 3.24%

Media - 3.24%
Walt Disney Co., 3.800%, Due 3/22/2030	$8,950,000	$8,592,013

Financial - 2.47%

Banks - 2.47%
JPMorgan Chase & Co., 2.739%, Due 10/15/2030, (3 mo. USD Term SOFR + 1.510%)A	2,890,000	2,614,799
Wells Fargo & Co., 4.478%, Due 4/4/2031, (3 mo. USD Term SOFR + 4.032%)A	4,030,000	3,934,127

		6,548,926

Total Financial		6,548,926

Utilities - 2.30%

Electric - 2.30%
Florida Power & Light Co., 5.000%, Due 8/1/2034	6,020,000	6,080,482

Total Corporate Obligations (Cost $22,191,221)		21,221,421

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 46.74%
Federal Home Loan Mortgage Corp.,
4.000%, Due 2/1/2039	3,627,976	3,510,396
2.500%, Due 9/1/2042	11,454,372	9,889,585
2.500%, Due 3/1/2052	12,503,165	10,425,495
2.500%, Due 4/1/2052	12,505,937	10,381,336
3.000%, Due 5/1/2052	11,000,621	9,569,813
4.000%, Due 10/1/2052	11,073,479	10,251,785
4.000%, Due 11/1/2052	11,271,275	10,429,265

		64,457,675

Federal National Mortgage Association,
3.500%, Due 10/1/2039	4,791,622	4,488,784
3.000%, Due 7/1/2040	6,039,403	5,524,342
3.000%, Due 8/1/2040	3,975,605	3,632,690
4.000%, Due 6/1/2049	6,298,236	5,906,148
2.500%, Due 11/1/2050	6,163,495	5,114,553
2.500%, Due 5/1/2051	10,103,930	8,371,957
3.000%, Due 5/1/2052	19,422,076	16,758,258
3.500%, Due 10/1/2052	10,638,587	9,527,232

		59,323,964

Total U.S. Agency Mortgage-Backed Obligations (Cost $127,920,120)		123,781,639

U.S. TREASURY OBLIGATIONS - 44.48%
U.S. Treasury Bonds,
3.750%, Due 8/15/2041	7,760,000	7,083,122
2.500%, Due 2/15/2045	23,500,000	16,927,344
2.500%, Due 5/15/2046	11,975,000	8,502,718

		32,513,184

U.S. Treasury Notes,
1.125%, Due 2/15/2031	3,160,000	2,632,428
1.875%, Due 2/15/2032	32,850,000	28,005,908
3.500%, Due 2/15/2033	35,640,000	33,757,763
4.000%, Due 2/15/2034	21,370,000	20,909,209

		85,305,308

Total U.S. Treasury Obligations (Cost $123,322,121)		117,818,492

TOTAL INVESTMENTS - 99.23% (Cost $273,433,462)		262,821,552
OTHER ASSETS, NET OF LIABILITIES - 0.77%		2,028,690

TOTAL NET ASSETS - 100.00%		$264,850,242

See accompanying notes

2

American Beacon Garcia Hamilton Quality Bond FundSM

Schedule of Investments

October 31, 2024

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2024.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

Garcia Hamilton Quality Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$21,221,421	$–	$21,221,421
U.S. Agency Mortgage-Backed Obligations	–	123,781,639	–	123,781,639
U.S. Treasury Obligations	–	117,818,492	–	117,818,492

Total Investments in Securities - Assets	$–	$262,821,552	$–	$262,821,552

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

3

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Assets and Liabilities

October 31, 2024

Assets:
Investments in unaffiliated securities, at fair value†	$262,821,552
Cash	1,172,912
Interest receivable	1,403,548
Receivable for fund shares sold	311,396
Receivable for expense reimbursement (Note 2)	61,316
Prepaid expenses	19,990

Total assets	265,790,714

Liabilities:
Payable for investments purchased	660,353
Payable for fund shares redeemed	40,010
Dividends payable	965
Management and sub-advisory fees payable (Note 2)	124,060
Service fees payable (Note 2)	988
Transfer agent fees payable (Note 2)	4,026
Custody and fund accounting fees payable	32,083
Professional fees payable	62,423
Trustee fees payable (Note 2)	1,974
Payable for prospectus and shareholder reports	10,826
Other liabilities	2,764

Total liabilities	940,472

Commitments and contingent liabilities (Note 2)

Net assets	$264,850,242

Analysis of net assets:
Paid-in-capital	$325,579,346
Total distributable earnings (deficits)	(60,729,104)

Net assets	$264,850,242

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	1,093,434

Y Class	2,411,529

Investor Class	356,564

R6 Class	27,053,114

Net assets:
R5 Class	$9,390,194

Y Class	$20,651,157

Investor Class	$3,064,413

R6 Class	$231,744,478

Net asset value, offering and redemption price per share:
R5 Class	$8.59

Y Class	$8.56

Investor Class	$8.59

R6 Class	$8.57

† Cost of investments in unaffiliated securities	$273,433,462

See accompanying notes

4

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Operations

For the year ended October 31, 2024

Investment income:
Interest income	$10,898,514

Total investment income	10,898,514

Expenses:
Management and sub-advisory fees (Note 2)	1,437,876
Transfer agent fees:
R5 Class	1,238
Y Class	27,571
Investor Class	1,463
R6 Class	8,873
Custody and fund accounting fees	67,872
Professional fees	73,495
Registration fees and expenses	67,577
Service fees (Note 2):
Investor Class	9,164
Distribution fees (Note 2):
Prospectus and shareholder report expenses	22,530
Trustee fees (Note 2)	25,932
Loan interest expense (Note 2)	2,307
Line of credit interest expense (Note 8)	2,856
Other expenses	44,214

Total expenses	1,792,968

Net fees waived and expenses (reimbursed) (Note 2)	(678,467)

Net expenses	1,114,501

Net investment income	9,784,013

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securities	(4,175,091)
Change in net unrealized appreciation of:
Investments in unaffiliated securities	23,594,247

Net gain from investments	19,419,156

Net increase in net assets resulting from operations.	$29,203,169

See accompanying notes

5

American Beacon Garcia Hamilton Quality Bond FundSM

Statement of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$9,784,013	$10,907,666
Net realized (loss) from investments in unaffiliated securities	(4,175,091)	(13,497,511)
Change in net unrealized appreciation of investments in unaffiliated securities	23,594,247	2,948,027

Net increase in net assets resulting from operations	29,203,169	358,182

Distributions to shareholders:
Total retained earnings:
R5 Class	(357,969)	(1,870,733)
Y Class	(1,078,617)	(1,567,482)
Investor Class	(78,201)	(25,683)
R6 Class	(8,576,658)	(6,783,410)

Net distributions to shareholders	(10,091,445)	(10,247,308)

Capital share transactions (Note 9):
Proceeds from sales of shares	41,299,971	82,037,288
Reinvestment of dividends and distributions	10,065,168	9,615,714
Cost of shares redeemed	(70,637,828)	(173,589,366)

Net (decrease) in net assets from capital share transactions	(19,272,689)	(81,936,364)

Net (decrease) in net assets	(160,965)	(91,825,490)

Net assets:
Beginning of year	265,011,207	356,836,697

End of year	$264,850,242	$265,011,207

See accompanying notes

6

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon Garcia Hamilton Quality Bond Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (“the “Board”) approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management has concluded that these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

7

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

8

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Garcia Hamilton & Associates, L.P. (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $1 billion	0.20%
Over $1 billion	0.15%

The Management and Sub-Advisory Fees paid by the Fund for the year ended October 31, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$915,012
Sub-Advisory Fees	0.20%	522,864

Total	0.55%	$1,437,876

Distribution Plans

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fees received by the Manager and/or the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$26,965

As of October 31, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Garcia Hamilton Quality Bond	$1,906

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2024, the Fund borrowed $13,717,885 for 1 day at an interest rate of 6.14% with interest charges of $2,307. This amount is recorded as “Loan interest expense” in the Statement of Operations.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the year ended October 31, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	11/1/2023 – 2/29/2024	3/1/2024 - 10/31/2024	Reimbursed Expenses	(Recouped) Expenses
Garcia Hamilton Quality Bond	R5	0.45%	0.45%	$21,788	$-	2026-2027
Garcia Hamilton Quality Bond	Y	0.51%	0.51%	68,453	-	2026-2027
Garcia Hamilton Quality Bond	Investor	0.83%	0.83%	6,670	-	2026-2027
Garcia Hamilton Quality Bond	R6	0.41%	0.41%	581,556	-	2026-2027

Of the above amounts, $61,316 was disclosed as a Receivable for expense reimbursement on the Statement of Assets and Liabilities at October 31, 2024.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Fund did not record a liability for potential contingent reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Garcia Hamilton Quality Bond	$-	$-	$814,374	2023-2024
Garcia Hamilton Quality Bond	-	876,814	-	2024-2025
Garcia Hamilton Quality Bond	-	753,949	-	2025-2026

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on the Fund’s Net Asset Value (“NAV”). The NAV of the Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund or class, by the total number of shares outstanding of the Fund or class.

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally at 4:00 p.m. Eastern Time, each day that the Exchange is open for business.

Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value, as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

4. Securities and Other Investments

Agency Mortgage-Backed Securities

Certain mortgage-backed securities (“MBS”) may be issued or guaranteed by the U.S. government or a government sponsored entity, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Fixed-Income Investments

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as MBS and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in the Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage or other ABS. These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of the Fund’s MBS may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, the Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

U.S. Government Agency Securities

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

U. S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations (known as “STRIPS”) and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade. Since the Fund can invest significantly in high-yield investments considered speculative in nature, this risk may be substantial.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by the sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may choose not to, or may not be able to, take advantage of certain investment opportunities due to these considerations, which may adversely affect performance. The Fund may underperform funds that do not incorporate these considerations.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”), or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Fund holds an investment with a negative interest rate to maturity, the Fund may generate a negative return on that investment.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Mortgage-Backed and Mortgage Related Securities Risk

Investments in mortgage-backed and mortgage-related securities are influenced by the factors affecting the mortgages underlying the securities or the housing market. Investments in mortgage-backed and mortgage-related securities also are subject to market risks for fixed-income securities, which include, but are not limited to, credit risk, interest rate risk, prepayment risk, extension risk, callable securities risk, and valuation risk. A decline in the credit quality of the issuers of mortgage-backed and mortgage-related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. These securities are also subject to the risk of default on the underlying mortgages, particularly during periods of market downturn, and an unexpectedly high rate of defaults on the underlying assets will adversely affect the security’s value.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment and extension risk is the risk that a bond or other fixed-income security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be prepaid as expected. Due to a decline in interest rates or excess cash flow into the issuer, a debt security may be called or otherwise converted, prepaid or redeemed before maturity. If this occurs, no additional interest will be paid on the investment. The Fund may have to reinvest the proceeds in another investment at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security, any of which could result in a reduced yield to the Fund. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Conversely, extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, increase the risk of default or delayed payment, heighten interest rate risk and increase the potential for a decline in an investment’s price. In addition, as a consequence of a decrease in prepayments, the amount of principal available to the Fund for investment would be reduced. Extensions of obligations could cause the Fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the Fund’s performance.

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American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

19

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Redemption Risk

The Fund may experience periods of high levels of redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause the Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, the Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed-income securities on a large scale. Heavy redemptions could hurt the Fund’s performance.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent a Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase. In addition, when a Fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the Fund were invested more evenly across sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The businesses that constitute a sector may all react the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors do not perform as expected. The lack of exposure to one or more sectors may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the stated interest rate and face value at maturity, not its current market price. The market prices for such securities are not guaranteed and will fluctuate. Certain securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Bank (“FHLB”), and Federal Farm Credit Bank (“FFCB”), are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored enterprises are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing. It is possible that the U.S. government and government-sponsored enterprises will not have the funds to meet their payment obligations in the future.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, SOFR, or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

20

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended October 31, 2024	Year Ended October 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$357,969	$1,870,733
Y Class	1,078,617	1,567,482
Investor Class	78,201	25,683
R6 Class	8,576,658	6,783,410

Total distributions paid	$10,091,445	$10,247,308

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of October 31, 2024, components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Garcia Hamilton Quality Bond	$275,063,132	$321,632	$(12,563,212)	$(12,241,580)

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Garcia Hamilton Quality Bond	$(12,241,580)	$883,178	$-	$(49,369,737)	$(965)	$(60,729,104)

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, unused capital loss carryforwards, book amortization of premiums, and dividends payable.

21

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. The Fund had no permanent differences as of October 31, 2024.

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024, the Fund had $27,077,799 short-term and $22,291,938 long-term capital loss carryforwards.

7. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Garcia Hamilton Quality Bond	$6,017,652	$80,950,645	$20,232,295	$78,842,201

8. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2024, the Fund did not utilize these facilities.

22

American Beacon Garcia Hamilton Quality Bond FundSM

Notes to Financial Statements

October 31, 2024

9. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	334,945	$2,859,516	2,557,082	$22,072,236
Reinvestment of dividends	38,557	331,694	142,894	1,246,251
Shares redeemed	(1,166,864)	(9,654,898)	(16,884,928)	(146,350,750)

Net (decrease) in shares outstanding	(793,362)	$(6,463,688)	(14,184,952)	$(123,032,263)

	Y Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	1,108,993	$9,542,563	4,151,066	$36,683,765
Reinvestment of dividends	125,258	1,078,616	182,068	1,567,034
Shares redeemed	(4,912,913)	(42,243,014)	(1,769,579)	(14,889,312)

Net increase (decrease) in shares outstanding	(3,678,662)	$(31,621,835)	2,563,555	$23,361,487

	Investor Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	262,461	$2,254,600	18,623	$161,268
Reinvestment of dividends	9,096	78,201	2,973	25,683
Shares redeemed	(7,661)	(66,128)	(31,030)	(267,389)

Net increase (decrease) in shares outstanding	263,896	$2,266,673	(9,434)	$(80,438)

	R6 Class
	Year Ended October 31, 2024		Year Ended October 31, 2023
Garcia Hamilton Quality Bond Fund	Shares	Amount	Shares	Amount
Shares sold	3,121,227	$26,643,292	2,709,351	$23,120,019
Reinvestment of dividends	998,354	8,576,657	785,921	6,776,746
Shares redeemed	(2,147,023)	(18,673,788)	(1,381,439)	(12,081,915)

Net increase in shares outstanding	1,972,558	$16,546,161	2,113,833	$17,814,850

10. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

23

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended October 31,
	2024		2023		2022	2021		2020

Net asset value, beginning of period	$8.01		$8.37		$9.85	$10.27		$10.05

Income (loss) from investment operations:
Net investment income (loss)	0.32	B	0.30	B	0.06	(0.01	)B	0.11
Net gains (losses) on investments (both realized and unrealized)	0.59		(0.37)		(1.33)	(0.08)		0.28

Total income (loss) from investment operations	0.91		(0.07)		(1.27)	(0.09)		0.39

Less distributions:
Dividends from net investment income	(0.33)		(0.29)		(0.21)	(0.14)		(0.17)
Distributions from net realized gains	-		-		-	(0.19)		-

Total distributions	(0.33)		(0.29)		(0.21)	(0.33)		(0.17)

Net asset value, end of period	$8.59		$8.01		$8.37	$9.85		$10.27

Total returnC	11.40%		(1.08)%		(13.04)%	(0.84)%		3.93%

Ratios and supplemental data:
Net assets, end of period	$9,390,194		$15,104,966		$134,519,084	$192,774,622		$172,774,140
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.68%		0.69%		0.66%	0.67%		0.68%
Expenses, net of reimbursements and/or recoupments	0.45%		0.45%		0.45%	0.45%		0.45%
Net investment income (loss), before expense reimbursements and/or recoupments	3.49%		3.20%		1.06%	(0.32)%		1.15%
Net investment income (loss), net of reimbursements and/or recoupments	3.72%		3.44%		1.27%	(0.10)%		1.38%
Portfolio turnover rate	34%		72%		158%	71%		122%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

24

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2024	2023	2022	2021		2020

Net asset value, beginning of period	$7.99	$8.36	$9.86	$10.27		$10.05

Income (loss) from investment operations:
Net investment income	0.15	0.37	0.22	(0.00	)A	0.13
Net gains (losses) on investments (both realized and unrealized)	0.74	(0.46)	(1.51)	(0.08)		0.25

Total income (loss) from investment operations	0.89	(0.09)	(1.29)	(0.08)		0.38

Less distributions:
Dividends from net investment income	(0.32)	(0.28)	(0.21)	(0.14)		(0.16)
Distributions from net realized gains	-	-	-	(0.19)		-

Total distributions	(0.32)	(0.28)	(0.21)	(0.33)		(0.16)

Net asset value, end of period	$8.56	$7.99	$8.36	$9.86		$10.27

Total returnB	11.22%	(1.27)%	(13.24)%	(0.81)%		3.83%

Ratios and supplemental data:
Net assets, end of period	$20,651,157	$48,666,569	$29,473,503	$21,340,613		$18,928,869
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.77%	0.75%	0.73%	0.74%		0.74%
Expenses, net of reimbursements and/or recoupments	0.51%	0.51%	0.51%	0.52	%C	0.55%
Net investment income (loss), before expense reimbursements and/or recoupments	3.38%	3.23%	1.10%	(0.38)%		1.03%
Net investment income (loss), net of reimbursements and/or recoupments	3.64%	3.47%	1.32%	(0.16)%		1.22%
Portfolio turnover rate	34%	72%	158%	71%		122%

A	Amount represents less than $0.01 per share.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on February 28, 2021

See accompanying notes

25

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2024	2023	2022	2021		2020

Net asset value, beginning of period	$7.99	$8.36	$9.85	$10.26		$10.05

Income (loss) from investment operations:
Net investment income (loss)	0.81	0.21	0.09	(0.04	)A	0.13	A
Net gains (losses) on investments (both realized and unrealized)	0.09	(0.33)	(1.40)	(0.07)		0.22

Total income (loss) from investment operations	0.90	(0.12)	(1.31)	(0.11)		0.35

Less distributions:
Dividends from net investment income	(0.30)	(0.25)	(0.18)	(0.11)		(0.14)
Distributions from net realized gains	-	-	-	(0.19)		-

Total distributions	(0.30)	(0.25)	(0.18)	(0.30)		(0.14)

Net asset value, end of period	$8.59	$7.99	$8.36	$9.85		$10.26

Total returnB	11.29%	(1.59)%	(13.47)%	(1.11)%		3.54%

Ratios and supplemental data:
Net assets, end of period	$3,064,413	$740,628	$853,503	$991,788		$365,190
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.10%	1.17%	1.13%	1.29%		1.20%
Expenses, net of reimbursements and/or recoupments	0.83%	0.83%	0.83%	0.83%		0.83%
Net investment income (loss), before expense reimbursements and/or recoupments	3.08%	2.78%	0.63%	(0.91)%		0.90%
Net investment income (loss), net of reimbursements and/or recoupments	3.36%	3.12%	0.93%	(0.45)%		1.27%
Portfolio turnover rate	34%	72%	158%	71%		122%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

26

American Beacon Garcia Hamilton Quality Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended October 31,
	2024	2023	2022	2021		2020

Net asset value, beginning of period	$7.99	$8.36	$9.85	$10.26		$10.04

Income (loss) from investment operations:
Net investment income (loss)	0.34	0.32	0.17	(0.01	)A	0.14
Net gains (losses) on investments (both realized and unrealized)	0.57	(0.40)	(1.44)	(0.06)		0.25

Total income (loss) from investment operations	0.91	(0.08)	(1.27)	(0.07)		0.39

Less distributions:
Dividends from net investment income	(0.33)	(0.29)	(0.22)	(0.15)		(0.17)
Distributions from net realized gains	-	-	-	(0.19)		-

Total distributions	(0.33)	(0.29)	(0.22)	(0.34)		(0.17)

Net asset value, end of period	$8.57	$7.99	$8.36	$9.85		$10.26

Total returnB	11.46%	(1.17)%	(13.11)%	(0.70)%		3.97%

Ratios and supplemental data:
Net assets, end of period	$231,744,478	$200,499,044	$191,990,607	$166,304,291		$141,893,384
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.67%	0.65%	0.63%	0.64%		0.64%
Expenses, net of reimbursements and/or recoupments	0.41%	0.41%	0.41%	0.41%		0.41%
Net investment income (loss), before expense reimbursements and/or recoupments	3.50%	3.31%	1.14%	(0.28)%		1.13%
Net investment income (loss), net of reimbursements and/or recoupments	3.76%	3.55%	1.36%	(0.05)%		1.36%
Portfolio turnover rate	34%	72%	158%	71%		122%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

27

American Beacon FundsSM

Federal Tax Information

October 31, 2024 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Fund designated the following items with regard to distributions paid during the fiscal year ended October 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Garcia Hamilton Quality Bond	0.00%

Qualified Dividend Income:

Garcia Hamilton Quality Bond	0.00%

Long-Term Capital Gain Distributions:

Garcia Hamilton Quality Bond	$0

Short-Term Capital Gain Distributions:

Garcia Hamilton Quality Bond	$0

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

28

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Garcia Hamilton Quality Bond Fund are service marks of American Beacon Advisors, Inc

AR 10/24

American Beacon®
FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

October 31, 2024

LARGE CAP VALUE FUND

LCV 1024

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	October 31, 2024

Additional Fund Information	Back Cover

American Beacon Large Cap Value FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Large Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Large Cap Value Fund (one of the funds constituting American Beacon Funds, referred hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

December 27, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 89.75%

Communication Services - 3.73%

Entertainment - 0.62%
Electronic Arts, Inc.	102,291	$15,430,597
Warner Bros Discovery, Inc.A	758,361	6,165,475

		21,596,072

Interactive Media & Services - 1.10%
Alphabet, Inc., Class A	224,790	38,463,817

Media - 2.01%
Comcast Corp., Class A	1,400,291	61,150,708
Omnicom Group, Inc.	58,075	5,865,575
Paramount Global, Class B	276,315	3,022,886

		70,039,169

Total Communication Services		130,099,058

Consumer Discretionary - 6.72%

Automobile Components - 0.97%
Adient PLCA	110,287	2,153,905
Aptiv PLCA	455,241	25,871,346
BorgWarner, Inc.	172,525	5,802,016

		33,827,267

Automobiles - 1.00%
General Motors Co.	683,564	34,697,708

Hotels, Restaurants & Leisure - 3.32%
Aramark	294,547	11,142,713
Booking Holdings, Inc.	1,361	6,364,376
Carnival Corp.A	1,896,499	41,722,978
Las Vegas Sands Corp.	539,029	27,948,654
Marriott International, Inc., Class A	57,647	14,989,373
Wynn Resorts Ltd.	140,033	13,445,969

		115,614,063

Specialty Retail - 1.43%
Lithia Motors, Inc.	76,490	25,422,981
Lowe’s Cos., Inc.	93,576	24,501,004

		49,923,985

Total Consumer Discretionary		234,063,023

Consumer Staples - 4.59%

Beverages - 1.05%
Keurig Dr. Pepper, Inc.	696,497	22,949,576
PepsiCo, Inc.	82,484	13,698,943

		36,648,519

Consumer Staples Distribution & Retail - 0.44%
Target Corp.	103,213	15,486,079

Food Products - 1.51%
Conagra Brands, Inc.	287,186	8,311,163
Kraft Heinz Co.	544,825	18,229,844

See accompanying notes

2

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 89.75% (continued)

Consumer Staples - 4.59% (continued)

Food Products - 1.51% (continued)
Mondelez International, Inc., Class A	195,973	$13,420,231
Nestle SA, ADR	132,892	12,560,952

		52,522,190

Household Products - 0.22%
Kimberly-Clark Corp.	57,511	7,716,826

Personal Products - 0.35%
Kenvue, Inc.	529,208	12,134,739

Tobacco - 1.02%
Philip Morris International, Inc.	267,012	35,432,492

Total Consumer Staples		159,940,845

Energy - 8.48%

Energy Equipment & Services - 1.87%
Baker Hughes Co.	466,706	17,772,164
Halliburton Co.	748,563	20,765,138
NOV, Inc.	1,390,346	21,564,266
Schlumberger NV	120,468	4,827,153

		64,928,721

Oil, Gas & Consumable Fuels - 6.61%
APA Corp.	1,321,886	31,196,510
Chevron Corp.	105,773	15,741,138
ConocoPhillips	231,550	25,363,987
EOG Resources, Inc.	73,854	9,007,234
Exxon Mobil Corp.	443,242	51,761,801
Hess Corp.	137,662	18,512,786
Marathon Oil Corp.	386,195	10,697,601
Murphy Oil Corp.	121,229	3,816,289
Ovintiv, Inc.	386,380	15,146,096
Permian Resources Corp.	837,726	11,418,205
Phillips 66	114,195	13,911,235
Shell PLC, ADR	353,436	23,874,602

		230,447,484

Total Energy		295,376,205

Financials - 21.93%

Banks - 8.62%
Bank of America Corp.	1,040,848	43,528,263
Citigroup, Inc.	977,127	62,702,240
Citizens Financial Group, Inc.	400,075	16,851,159
First Citizens BancShares, Inc., Class A	2,865	5,550,508
JPMorgan Chase & Co.	242,283	53,767,443
M&T Bank Corp.	71,190	13,859,269
PNC Financial Services Group, Inc.	72,384	13,627,736
Truist Financial Corp.	192,894	8,304,087
U.S. Bancorp	686,603	33,169,791
Wells Fargo & Co.	757,053	49,147,881

		300,508,377

See accompanying notes

3

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 89.75% (continued)

Financials - 21.93% (continued)

Capital Markets - 3.31%
Bank of New York Mellon Corp.	192,710	$14,522,626
Blackrock, Inc.	14,216	13,946,323
Goldman Sachs Group, Inc.	11,414	5,910,055
KKR & Co., Inc.	104,943	14,507,320
Morgan Stanley	210,274	24,444,353
Nasdaq, Inc.	255,557	18,890,773
State Street Corp.	246,521	22,877,149

		115,098,599

Consumer Finance - 1.70%
American Express Co.	170,016	45,917,921
Capital One Financial Corp.	35,544	5,786,208
Discover Financial Services	49,980	7,418,531

		59,122,660

Financial Services - 2.10%
Corebridge Financial, Inc.	369,043	11,724,496
Fidelity National Information Services, Inc.	684,025	61,377,563

		73,102,059

Insurance - 6.20%
American International Group, Inc.	561,303	42,591,672
Aon PLC, Class A	78,653	28,855,426
Chubb Ltd.	75,834	21,418,555
Hartford Financial Services Group, Inc.	150,303	16,599,463
Marsh & McLennan Cos., Inc.	121,466	26,508,740
Progressive Corp.	174,798	42,446,198
Travelers Cos., Inc.	85,184	20,950,153
Willis Towers Watson PLC	55,776	16,854,949

		216,225,156

Total Financials		764,056,851

Health Care - 12.99%

Biotechnology - 0.51%
AbbVie, Inc.	87,426	17,823,539

Health Care Equipment & Supplies - 2.69%
Abbott Laboratories	129,652	14,698,647
GE HealthCare Technologies, Inc.	250,937	21,919,347
Medtronic PLC	485,673	43,346,315
Solventum Corp.A	79,500	5,770,110
Zimmer Biomet Holdings, Inc.	73,749	7,885,243

		93,619,662

Health Care Providers & Services - 6.26%
Centene Corp.A	209,410	13,037,867
Cigna Group	132,689	41,771,824
CVS Health Corp.	447,685	25,276,295
Elevance Health, Inc.	141,149	57,272,618
HCA Healthcare, Inc.	21,221	7,612,822
Humana, Inc.	51,337	13,236,219
Labcorp Holdings, Inc.	25,280	5,770,666

See accompanying notes

4

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 89.75% (continued)

Health Care - 12.99% (continued)

Health Care Providers & Services - 6.26% (continued)
McKesson Corp.	51,953	$26,007,152
UnitedHealth Group, Inc.	49,481	27,932,025

		217,917,488

Life Sciences Tools & Services - 0.51%
Avantor, Inc.A	799,312	17,880,609

Pharmaceuticals - 3.02%
GSK PLC, ADRB	135,615	4,985,207
Johnson & Johnson	153,750	24,578,475
Merck & Co., Inc.	306,889	31,400,882
Pfizer, Inc.	559,282	15,827,681
Sanofi SA, ADR	535,931	28,340,031

		105,132,276

Total Health Care		452,373,574

Industrials - 11.78%

Aerospace & Defense - 3.30%
Boeing Co.A	207,842	31,032,889
General Dynamics Corp.	101,906	29,716,809
Northrop Grumman Corp.	28,387	14,449,551
RTX Corp.	328,536	39,749,571

		114,948,820

Air Freight & Logistics - 0.67%
FedEx Corp.	85,336	23,369,264

Building Products - 0.81%
Johnson Controls International PLC	310,045	23,423,900
Trane Technologies PLC	13,086	4,843,914

		28,267,814

Construction & Engineering - 0.43%
AECOM	98,183	10,485,944
Fluor Corp.A	88,964	4,651,038

		15,136,982

Electrical Equipment - 1.16%
Eaton Corp. PLC	41,423	13,735,038
Vertiv Holdings Co., Class A	242,920	26,548,727

		40,283,765

Ground Transportation - 1.34%
JB Hunt Transport Services, Inc.	92,931	16,785,197
Norfolk Southern Corp.	36,961	9,256,143
Union Pacific Corp.	87,832	20,383,172

		46,424,512

Industrial Conglomerates - 0.50%
Honeywell International, Inc.	84,369	17,353,016

See accompanying notes

5

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 89.75% (continued)

Industrials - 11.78% (continued)

Machinery - 2.58%
CNH Industrial NV	1,035,817	$11,632,225
Cummins, Inc.	56,413	18,558,749
Deere & Co.	13,800	5,584,722
Illinois Tool Works, Inc.	43,555	11,373,517
Otis Worldwide Corp.	36,978	3,631,240
PACCAR, Inc.	218,855	22,822,199
Stanley Black & Decker, Inc.	120,995	11,245,275
Timken Co.	64,632	5,364,456

		90,212,383

Professional Services - 0.85%
Equifax, Inc.	40,345	10,692,232
Jacobs Solutions, Inc.	133,912	18,825,349

		29,517,581

Trading Companies & Distributors - 0.14%
WW Grainger, Inc.	4,232	4,694,261

Total Industrials		410,208,398

Information Technology - 7.01%

Communications Equipment - 1.26%
F5, Inc.A	187,903	43,946,754

Electronic Equipment, Instruments & Components - 0.24%
CDW Corp.	12,490	2,350,993
Corning, Inc.	125,097	5,953,366

		8,304,359

IT Services - 0.48%
Cognizant Technology Solutions Corp., Class A	222,927	16,628,125

Semiconductors & Semiconductor Equipment - 3.47%
Analog Devices, Inc.	100,294	22,376,594
Broadcom, Inc.	167,710	28,472,127
KLA Corp.	21,825	14,540,470
Micron Technology, Inc.	80,235	7,995,418
QUALCOMM, Inc.	184,779	30,076,478
Texas Instruments, Inc.	86,103	17,492,685

		120,953,772

Software - 1.56%
Oracle Corp.	121,511	20,394,406
Workday, Inc., Class AA	145,957	34,132,044

		54,526,450

Total Information Technology		244,359,460

Materials - 3.95%

Chemicals - 3.03%
Air Products & Chemicals, Inc.	126,930	39,415,573
Axalta Coating Systems Ltd.A	660,889	25,060,911
Corteva, Inc.	103,326	6,294,620
DuPont de Nemours, Inc.	140,840	11,688,311
Olin Corp.	320,726	13,159,388

See accompanying notes

6

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 89.75% (continued)

Materials - 3.95% (continued)

Chemicals - 3.03% (continued)
PPG Industries, Inc.	37,419	$4,659,040
Sherwin-Williams Co.	14,510	5,205,753

		105,483,596

Construction Materials - 0.92%
CRH PLC	335,514	32,018,101

Total Materials		137,501,697

Real Estate - 1.92%

Industrial REITs - 0.45%
Prologis, Inc.	140,211	15,835,431

Specialized REITs - 1.47%
Public Storage	77,650	25,551,509
VICI Properties, Inc.	806,553	25,616,123

		51,167,632

Total Real Estate		67,003,063

Utilities - 6.65%

Electric Utilities - 5.48%
American Electric Power Co., Inc.	50,272	4,964,360
Duke Energy Corp.	200,909	23,158,780
Entergy Corp.	288,947	44,723,217
Exelon Corp.	197,484	7,761,121
PG&E Corp.	666,094	13,468,421
Pinnacle West Capital Corp.	257,624	22,621,963
PPL Corp.	643,973	20,967,761
Southern Co.	238,595	21,719,303
Xcel Energy, Inc.	470,611	31,441,521

		190,826,447

Multi-Utilities - 1.17%
Dominion Energy, Inc.	684,797	40,765,965

Total Utilities		231,592,412

Total Common Stocks (Cost $2,054,604,953)		3,126,574,586

FOREIGN COMMON STOCKS - 6.20%

Communication Services - 0.36%

Media - 0.36%
WPP PLC, ADRB	238,746	12,531,778

Consumer Discretionary - 0.60%

Automobile Components - 0.60%
Magna International, Inc.B	526,522	20,781,823

Consumer Staples - 1.20%

Beverages - 0.54%
Anheuser-Busch InBev SA, ADR	136,181	8,085,066
Diageo PLC, ADR	87,571	10,872,815

		18,957,881

See accompanying notes

7

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

FOREIGN COMMON STOCKS - 6.20% (continued)

Consumer Staples - 1.20% (continued)

Household Products - 0.19%
Reckitt Benckiser Group PLC, ADR	525,690	$6,355,592

Personal Products - 0.47%
Unilever PLC, ADR	268,317	16,343,189

Total Consumer Staples		41,656,662

Energy - 1.02%

Oil, Gas & Consumable Fuels - 1.02%
Cenovus Energy, Inc.	346,128	5,562,277
Enbridge, Inc.B	742,417	29,993,647

		35,555,924

Total Energy		35,555,924

Financials - 0.50%

Banks - 0.50%
Bank of Nova Scotia	338,455	17,427,048

Industrials - 0.14%

Ground Transportation - 0.14%
Canadian National Railway Co.	45,424	4,902,158

Information Technology - 2.38%

Communications Equipment - 1.12%
Telefonaktiebolaget LM Ericsson, ADRB	4,668,590	39,122,784

Electronic Equipment, Instruments & Components - 0.32%
TE Connectivity PLC	74,909	11,043,085

IT Services - 0.59%
Accenture PLC, Class A	60,116	20,729,199

Semiconductors & Semiconductor Equipment - 0.35%
NXP Semiconductors NV	51,924	12,176,178

Total Information Technology		83,071,246

Total Foreign Common Stocks (Cost $153,966,868)		215,926,639

SHORT-TERM INVESTMENTS - 3.91% (Cost $136,122,309)

Investment Companies - 3.91%
American Beacon U.S. Government Money Market Select Fund, 4.76%C D	136,122,309	136,122,309

SECURITIES LENDING COLLATERAL - 0.13% (Cost $4,685,167)

Investment Companies - 0.13%
American Beacon U.S. Government Money Market Select Fund, 4.76%C D	4,685,167	4,685,167

TOTAL INVESTMENTS - 99.99% (Cost $2,349,379,297)		3,483,308,701
OTHER ASSETS, NET OF LIABILITIES - 0.01%		431,779

TOTAL NET ASSETS - 100.00%		$3,483,740,480

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2024 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

See accompanying notes

8

American Beacon Large Cap Value FundSM

Schedule of Investments

October 31, 2024

REITs – Real Estate Investment Trusts.

Long Futures Contracts Open on October 31, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini S&P 500 Index Futures	508	December 2024	$146,843,722	$145,757,900	$(1,085,822)

			$146,843,722	$145,757,900	$(1,085,822)

Glossary:

Index Abbreviations:
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,126,574,586	$–	$–	$3,126,574,586
Foreign Common Stocks	215,926,639	–	–	215,926,639
Short-Term Investments	136,122,309	–	–	136,122,309
Securities Lending Collateral	4,685,167	–	–	4,685,167

Total Investments in Securities - Assets	$3,483,308,701	$–	$–	$3,483,308,701

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,085,822)	$–	$–	$(1,085,822)

Total Financial Derivative Instruments - Liabilities	$(1,085,822)	$–	$–	$(1,085,822)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

9

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

October 31, 2024

Assets:
Investments in unaffiliated securities, at fair value† §	$3,342,501,225
Investments in affiliated securities, at fair value‡	140,807,476
Cash collateral held at broker for futures contracts	9,244,000
Dividends and interest receivable	3,139,324
Receivable for investments sold	480,977
Receivable for fund shares sold	667,822
Receivable for tax reclaims	590,591
Prepaid expenses	45,336

Total assets.	3,497,476,751

Liabilities:
Payable for fund shares redeemed	1,856,050
Cash due to broker for futures contracts	1,927,936
Management and sub-advisory fees payable (Note 2)	3,352,481
Service fees payable (Note 2)	199,442
Transfer agent fees payable (Note 2)	75,731
Payable upon return of securities loaned (Note 9)§	4,685,167
Custody and fund accounting fees payable	217,886
Professional fees payable	129,830
Trustee fees payable (Note 2)	26,069
Payable for prospectus and shareholder reports	78,520
Payable for variation margin from open futures contracts (Note 5)	1,084,655
Other liabilities	102,504

Total liabilities	13,736,271

Commitments and contingent liabilities (Note 2)

Net assets	$3,483,740,480

See accompanying notes

10

American Beacon Large Cap Value FundSM

Statement of Assets and Liabilities

October 31, 2024

Analysis of net assets:
Paid-in-capital	$2,015,901,929
Total distributable earnings (deficits)A	1,467,838,551

Net assets	$3,483,740,480

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	38,280,492

Y Class	6,634,060

Investor Class	19,684,006

Advisor Class	1,791,345

A Class	3,474,460

C Class	92,860

R6 Class	49,751,911

Net assets:
R5 Class	$1,147,150,395

Y Class	$196,267,664

Investor Class	$513,291,440

Advisor Class	$45,504,706

A Class	$88,343,465

C Class	$2,335,004

R6 Class	$1,490,847,806

Net asset value, offering and redemption price per share:
R5 Class	$29.97

Y Class	$29.58

Investor Class	$26.08

Advisor Class	$25.40

A Class	$25.43

A Class (offering price)	$26.98

C Class	$25.15

R6 Class	$29.97

† Cost of investments in unaffiliated securities	$2,208,571,821
‡ Cost of investments in affiliated securities	$140,807,476
§ Fair value of securities on loan	$42,653,227

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

11

American Beacon Large Cap Value FundSM

Statement of Operations

For the year ended October 31, 2024

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$76,068,050
Dividend income from affiliated securities (Note 2)	5,482,981
Interest income	263,854
Income derived from securities lending (Note 9)	301,673

Total investment income	82,116,558

Expenses:
Management and sub-advisory fees (Note 2)	18,952,178
Transfer agent fees:
R5 Class (Note 2)	452,405
Y Class (Note 2)	200,937
Investor Class	28,810
Advisor Class	3,124
A Class	1,679
C Class	253
R6 Class	59,507
Custody and fund accounting fees	394,725
Professional fees	332,339
Registration fees and expenses	105,323
Service fees (Note 2):
Investor Class	1,727,999
Advisor Class	112,088
A Class	49,962
C Class	3,197
Distribution fees (Note 2):
Advisor Class	108,575
A Class	96,407
C Class	32,576
Prospectus and shareholder report expenses	176,995
Trustee fees (Note 2)	336,900
Line of credit interest expense (Note 10)	35,579
Other expenses	396,435

Total expenses	23,607,993

Net investment income	58,508,565

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	352,494,927
Commission recapture (Note 1)	702
Foreign currency transactions	(86)
Futures contracts	27,646,199
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	473,854,156
Futures contracts	1,863,308

Net gain from investments	855,859,206

Net increase in net assets resulting from operations.	$914,367,771

† Foreign taxes	$912,754

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

12

American Beacon Large Cap Value FundSM

Statement of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$58,508,565	$54,546,788
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	380,141,742	155,702,010
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and futures contracts	475,717,464	(135,956,251)

Net increase in net assets resulting from operations	914,367,771	74,292,547

Distributions to shareholders:
Total retained earnings:
R5 Class	(58,861,420)	(129,502,402)
Y Class	(9,951,947)	(19,889,700)
Investor Class	(31,275,864)	(74,955,616)
Advisor Class	(2,492,025)	(5,569,451)
A Class	(714,235)	(1,797,418)
C Class	(185,530)	(612,572)
R6 Class	(65,153,532)	(118,844,908)

Net distributions to shareholders	(168,634,553)	(351,172,067)

Capital share transactions (Note 11):
Proceeds from sales of shares	589,953,923	500,807,392
Reinvestment of dividends and distributions	149,512,376	311,461,669
Cost of shares redeemed	(948,614,037)	(808,500,555)

Net increase (decrease) in net assets from capital share transactions	(209,147,738)	3,768,506

Net increase (decrease) in net assets	536,585,480	(273,111,014)

Net assets:
Beginning of year	2,947,155,000	3,220,266,014

End of year	$3,483,740,480	$2,947,155,000

See accompanying notes

13

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon Large Cap Value Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (“the “Board”) approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, each sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management has concluded that these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

14

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations.

15

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

16

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Hotchkis and Wiley Capital Management, LLC; and Massachusetts Financial Services Company (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the year ended October 31, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$11,942,695
Sub-Advisory Fees	0.20%	7,009,483

Total	0.55%	$18,952,178

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended October 31, 2024, the Manager received securities lending fees of $36,895 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the Advisor, A, and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager

17

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Large Cap Value	$593,332

As of October 31, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub- Transfer Agent Fees
Large Cap Value	$50,115

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an October 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	October 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	October 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	Large Cap Value	$136,122,309	$-	$-	$5,482,981	$136,122,309
U.S. Government Money Market Select	Securities Lending	Large Cap Value	4,685,167	-	-	N/A	4,685,167

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended October 31, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Large Cap Value	$105,910	$25,349	$131,259

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2024, the Fund participated as a lender by loaning an average amount of $24,940,502 for 2 days at an average interest rate of 6.14% with interest charges earned of $18,765. This amount is included in “Interest income” on the Statement of Operations. During the year ended October 31, 2024, the Fund did not borrow from the credit facility.

18

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the year ended October 31, 2024 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Large Cap Value	$-	$-	$18,227	2023-2024

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended October 31, 2024, RID collected $2,897 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended October 31, 2024, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended October 31, 2024, CDSC fees of $622 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

19

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

20

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

21

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an

22

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended October 31, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended October 31, 2024
Large Cap Value	450

23

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of October 31, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(1,085,822)	$(1,085,822)

The effect of financial derivative instruments on the Statement of Operations as of October 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$27,646,199	$27,646,199

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$1,863,308	$1,863,308

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, October 31, 2024.

Offsetting of Financial and Derivative Assets as of October 31, 2024:
	Assets	Liabilities
Futures Contracts(1)	$-	$1,085,822

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$1,085,822

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(1,085,822)

	Remaining Contractual Maturity of the Agreements As of October 31, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$4,685,167	$-	$-	$-	$4,685,167

Total Borrowings	$4,685,167	$-	$-	$-	$4,685,167

Gross amount of recognized liabilities for securities lending transactions					$4,685,167

(1)Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

24

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures

25

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

26

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds that are advised by the Manager. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to

27

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

28

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended October 31, 2024	Year Ended October 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$22,865,530	$19,554,206
Y Class	3,784,293	2,880,165
Investor Class	11,008,851	9,457,017
Advisor Class	833,468	634,040
A Class	248,573	245,474
C Class	39,204	37,594
R6 Class	25,589,230	18,258,942
Long-term capital gains
R5 Class	35,995,890	109,948,196
Y Class	6,167,654	17,009,535
Investor Class	20,267,013	65,498,599
Advisor Class	1,658,557	4,935,411
A Class	465,662	1,551,944
C Class	146,326	574,978
R6 Class	39,564,302	100,585,966

Total distributions paid	$168,634,553	$351,172,067

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of October 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$2,398,097,494	$1,145,718,077	$(60,506,870)	$	, 1,085,211,207

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Large Cap Value	$1,085,211,207	$83,369,843	$299,257,501	$-	$-	$1,467,838,551

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains (losses) on certain derivative instruments, and reclassifications of income from investments in real estate securities and other securities.

29

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

Accordingly, the following amounts represent current year permanent differences derived from equalization as of October 31, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Large Cap Value	$39,932,096	$(39,932,096)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Large Cap Value	$850,794,367	$1,182,500,719

A summary of the Fund’s transactions in the USG Select Fund for the year ended October 31, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/Fair Value	Purchases	Sales	October 31, 2024 Shares/Fair Value
Large Cap Value	Direct	$54,678,380	$1,198,273,210	$1,116,829,281	$136,122,309
Large Cap Value	Securities Lending	28,712,080	408,386,863	432,413,776	4,685,167

Affiliated Trades

Cross trades for the period ended October 31, 2024, if any, were executed by the Fund pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between the fund of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the Chief Compliance Officer (“CCO”) certifies to the Board that the 17a-7 transactions entered into by the funds complied with the Rule 17a-7 Procedures adopted by the Board.

For the period ended October 31, 2024, cross trades by the Fund under Rule 17a-7 were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Value	$385,837	$-	$-

30

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Large Cap Value	$42,653,227	$4,685,167	$39,941,123	$44,626,290

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

31

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the year ended October 31, 2024, the Fund did not utilize these facilities.

32

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31,
	2024		2023
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	5,154,821	$137,077,412	5,030,633	$125,011,196
Reinvestment of dividends	1,914,494	48,857,903	4,651,691	109,872,932
Shares redeemed	(12,279,471)	(341,357,215)	(12,695,441)	(315,457,120)

Net (decrease) in shares outstanding	(5,210,156)	$(155,421,900)	(3,013,117)	$(80,572,992)

	Y Class
	Year Ended October 31,
	2024		2023
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,023,027	$27,565,083	1,520,418	$37,053,578
Reinvestment of dividends	381,834	9,626,029	822,067	19,195,272
Shares redeemed	(2,450,297)	(64,956,349)	(1,920,702)	(47,489,945)

Net increase (decrease) in shares outstanding	(1,045,436)	$(27,765,237)	421,783	$8,758,905

	Investor Class
	Year Ended October 31,
	2024		2023
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,500,707	$35,547,391	1,953,809	$42,458,307
Reinvestment of dividends	1,368,028	30,452,306	3,564,808	73,969,773
Shares redeemed	(8,228,461)	(190,944,429)	(8,345,996)	(180,334,525)

Net (decrease) in shares outstanding	(5,359,726)	$(124,944,732)	(2,827,379)	$(63,906,445)

	Advisor Class
	Year Ended October 31,
	2024		2023
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	91,954	$2,152,524	112,111	$2,376,104
Reinvestment of dividends	114,269	2,481,915	273,640	5,549,426
Shares redeemed	(433,385)	(10,039,317)	(437,149)	(9,075,373)

Net (decrease) in shares outstanding	(227,162)	$(5,404,878)	(51,398)	$(1,149,843)

	A Class
	Year Ended October 31,
	2024		2023
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,329,508	$79,786,438	191,336	$4,086,931
Reinvestment of dividends	30,925	671,373	84,266	1,708,076
Shares redeemed	(471,556)	(11,261,293)	(431,729)	(9,293,236)

Net increase (decrease) in shares outstanding	2,888,877	$69,196,518	(156,127)	$(3,498,229)

	C Class
	Year Ended October 31,
	2024		2023
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	17,307	$397,627	23,936	$497,121
Reinvestment of dividends	8,424	182,049	29,998	603,851
Shares redeemed	(123,041)	(2,824,875)	(108,342)	(2,280,316)

Net (decrease) in shares outstanding	(97,310)	$(2,245,199)	(54,408)	$(1,179,344)

33

American Beacon Large Cap Value FundSM

Notes to Financial Statements

October 31, 2024

	R6 Class
	Year Ended October 31,
	2024		2023
Large Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	11,525,607	$307,427,448	11,725,900	$289,324,155
Reinvestment of dividends	2,243,857	57,240,801	4,259,311	100,562,339
Shares redeemed	(11,795,748)	(327,230,559)	(9,944,862)	(244,570,040)

Net increase in shares outstanding	1,973,716	$37,437,690	6,040,349	$145,316,454

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

34

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended October 31,
	2024	2023	2022	2021	2020B

Net asset value, beginning of period	$23.92	$26.21	$30.99	$23.36	$28.32

Income (loss) from investment operations:
Net investment income	0.62	0.51	0.50	0.59	0.65
Net gains (losses) on investments (both realized and unrealized)	6.79	0.02	(2.11)	10.64	(2.89)

Total income (loss) from investment operations	7.41	0.53	(1.61)	11.23	(2.24)

Less distributions:
Dividends from net investment income	(0.46)	(0.43)	(0.39)	(0.49)	(0.62)
Distributions from net realized gains	(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(1.36)	(2.82)	(3.17)	(3.60)	(2.72)

Net asset value, end of period	$29.97	$23.92	$26.21	$30.99	$23.36

Total returnC	31.97%	2.16%	(5.75)%	52.60%	(9.29)%

Ratios and supplemental data:
Net assets, end of period	$1,147,150,395	$1,040,466,568	$1,218,988,715	$1,682,465,233	$1,807,587,315

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.65%	0.64%	0.63%	0.63%	0.63%
Expenses, net of reimbursements and/or recoupments	0.65%	0.64%	0.63%	0.63%	0.63%
Net investment income, before expense reimbursements and/or recoupments	1.77%	1.78%	1.45%	1.30%	1.90%
Net investment income, net of reimbursements and/or recoupments	1.77%	1.78%	1.45%	1.30%	1.90%
Portfolio turnover rate	26%	25%	25%	23%	67%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

35

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2024	2023	2022	2021	2020A

Net asset value, beginning of period	$23.63	$25.92	$30.68	$23.16	$28.10

Income (loss) from investment operations:
Net investment income	0.45	0.45	0.37	0.38	0.39
Net gains (losses) on investments (both realized and unrealized)	6.84	0.06	(1.98)	10.73	(2.63)

Total income (loss) from investment operations	7.29	0.51	(1.61)	11.11	(2.24)

Less distributions:
Dividends from net investment income	(0.44)	(0.41)	(0.37)	(0.48)	(0.60)
Distributions from net realized gains	(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(1.34)	(2.80)	(3.15)	(3.59)	(2.70)

Net asset value, end of period	$29.58	$23.63	$25.92	$30.68	$23.16

Total returnB	31.84%	2.09%	(5.81)%	52.47%	(9.35)%

Ratios and supplemental data:
Net assets, end of period	$196,267,664	$181,490,071	$188,140,776	$258,183,363	$178,065,442

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72%	0.71%	0.70%	0.69%	0.70%
Expenses, net of reimbursements and/or recoupments	0.72%	0.71%	0.70%	0.69%	0.70%
Net investment income, before expense reimbursements and/or recoupments	1.71%	1.70%	1.38%	1.21%	1.84%
Net investment income, net of reimbursements and/or recoupments	1.71%	1.70%	1.38%	1.21%	1.84%
Portfolio turnover rate	26%	25%	25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

36

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2024	2023	2022	2021	2020A

Net asset value, beginning of period	$20.97	$23.30	$27.88	$21.32	$26.06

Income (loss) from investment operations:
Net investment income	0.16	0.27	0.25	0.20	0.29
Net gains (losses) on investments (both realized and unrealized)	6.23	0.14	(1.76)	9.88	(2.41)

Total income (loss) from investment operations	6.39	0.41	(1.51)	10.08	(2.12)

Less distributions:
Dividends from net investment income	(0.38)	(0.35)	(0.29)	(0.41)	(0.52)
Distributions from net realized gains	(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(1.28)	(2.74)	(3.07)	(3.52)	(2.62)

Net asset value, end of period	$26.08	$20.97	$23.30	$27.88	$21.32

Total returnB	31.54%	1.88%	(6.04)%	52.04%	(9.59)%

Ratios and supplemental data:
Net assets, end of period	$513,291,440	$525,063,555	$649,409,067	$821,099,597	$707,970,431

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.94%	0.94%	0.95%	0.98%	0.96%
Expenses, net of reimbursements and/or recoupments	0.94%	0.94%	0.95%	0.98%	0.96%
Net investment income, before expense reimbursements and/or recoupments	1.49%	1.48%	1.13%	0.93%	1.57%
Net investment income, net of reimbursements and/or recoupments	1.49%	1.48%	1.13%	0.93%	1.57%
Portfolio turnover rate	26%	25%	25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

37

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Year Ended October 31,
	2024	2023	2022	2021	2020A

Net asset value, beginning of period	$20.46	$22.80	$27.36	$20.97	$25.68

Income (loss) from investment operations:
Net investment income	0.18	0.26	0.14	0.26	0.24
Net gains (losses) on investments (both realized and unrealized)	6.01	0.10	(1.65)	9.62	(2.36)

Total income (loss) from investment operations	6.19	0.36	(1.51)	9.88	(2.12)

Less distributions:
Dividends from net investment income	(0.35)	(0.31)	(0.27)	(0.38)	(0.49)
Distributions from net realized gains	(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(1.25)	(2.70)	(3.05)	(3.49)	(2.59)

Net asset value, end of period	$25.40	$20.46	$22.80	$27.36	$20.97

Total returnB	31.28%	1.69%	(6.17)%	51.89%	(9.73)%

Ratios and supplemental data:
Net assets, end of period	$45,504,706	$41,289,229	$47,185,316	$63,521,926	$46,049,690

Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11%	1.11%	1.10%	1.10%	1.10%
Expenses, net of reimbursements and/or recoupments	1.11%	1.11%	1.10%	1.10%	1.10%
Net investment income, before expense reimbursements and/or recoupments	1.30%	1.31%	0.98%	0.81%	1.42%
Net investment income, net of reimbursements and/or recoupments	1.30%	1.31%	0.98%	0.81%	1.42%
Portfolio turnover rate	26%	25%	25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

38

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended October 31,
	2024	2023		2022	2021		2020A

Net asset value, beginning of period	$20.47	$22.86		$27.37	$20.96		$25.66

Income (loss) from investment operations:
Net investment income	1.80	0.30	B	1.05	0.24	B	0.20
Net gains (losses) on investments (both realized and unrealized)	4.43	0.08		(2.51)	9.68		(2.29)

Total income (loss) from investment operations	6.23	0.38		(1.46)	9.92		(2.09)

Less distributions:
Dividends from net investment income	(0.37)	(0.38)		(0.27)	(0.40)		(0.51)
Distributions from net realized gains	(0.90)	(2.39)		(2.78)	(3.11)		(2.10)

Total distributions	(1.27)	(2.77)		(3.05)	(3.51)		(2.61)

Net asset value, end of period	$25.43	$20.47		$22.86	$27.37		$20.96

Total returnC	31.53%	1.79%		(5.96)%	52.15%		(9.65)%

Ratios and supplemental data:
Net assets, end of period	$88,343,465	$11,986,577		$16,953,764	$12,661,833		$25,792,400
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.00%	1.00%		0.89%	0.96%		1.00%
Expenses, net of reimbursements and/or recoupments	1.00%	1.00%		0.89%	0.96%		1.00%
Net investment income, before expense reimbursements and/or recoupments	1.33%	1.42%		1.24%	0.98%		1.52%
Net investment income, net of reimbursements and/or recoupments	1.33%	1.42%		1.24%	0.98%		1.52%
Portfolio turnover rate	26%	25%		25%	23%		67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

39

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended October 31,
	2024		2023		2022	2021	2020A

Net asset value, beginning of period	$20.21		$22.52		$27.07	$20.74	$25.43

Income (loss) from investment operations:
Net investment income (loss)	0.17	B	0.15	B	0.07	0.16	0.08
Net gains (losses) on investments (both realized and unrealized)	5.82		0.09		(1.71)	9.49	(2.32)

Total income (loss) from investment operations	5.99		0.24		(1.64)	9.65	(2.24)

Less distributions:
Dividends from net investment income	(0.15)		(0.16)		(0.13)	(0.21)	(0.35)
Distributions from net realized gains	(0.90)		(2.39)		(2.78)	(3.11)	(2.10)

Total distributions	(1.05)		(2.55)		(2.91)	(3.32)	(2.45)

Net asset value, end of period	$25.15		$20.21		$22.52	$27.07	$20.74

Total returnC	30.51%		1.11%		(6.74)%	51.05%	(10.26)%

Ratios and supplemental data:
Net assets, end of period	$2,335,004		$3,842,593		$5,508,217	$6,898,120	$4,687,004
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.72%		1.70%		1.69%	1.68%	1.68%
Expenses, net of reimbursements and/or recoupments	1.72%		1.70%		1.69%	1.68%	1.68%
Net investment income, before expense reimbursements and/or recoupments	0.74%		0.71%		0.40%	0.22%	0.84%
Net investment income, net of reimbursements and/or recoupments	0.74%		0.71%		0.40%	0.22%	0.84%
Portfolio turnover rate	26%		25%		25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

40

American Beacon Large Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended October 31,
	2024	2023	2022	2021	2020A

Net asset value, beginning of period	$23.92	$26.21	$30.99	$23.36	$28.31

Income (loss) from investment operations:
Net investment income	0.53	0.48	0.45	0.36	0.56
Net gains (losses) on investments (both realized and unrealized)	6.89	0.05	(2.05)	10.88	(2.78)

Total income (loss) from investment operations	7.42	0.53	(1.60)	11.24	(2.22)

Less distributions:
Dividends from net investment income	(0.47)	(0.43)	(0.40)	(0.50)	(0.63)
Distributions from net realized gains	(0.90)	(2.39)	(2.78)	(3.11)	(2.10)

Total distributions	(1.37)	(2.82)	(3.18)	(3.61)	(2.73)

Net asset value, end of period	$29.97	$23.92	$26.21	$30.99	$23.36

Total returnB	32.02%	2.19%	(5.72)%	52.65%	(9.23)%

Ratios and supplemental data:
Net assets, end of period	$1,490,847,806	$1,143,016,407	$1,094,080,159	$1,242,662,760	$1,008,088,807
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.61%	0.61%	0.60%	0.60%	0.62%
Expenses, net of reimbursements and/or recoupments	0.61%	0.61%	0.60%	0.60%	0.59%
Net investment income, before expense reimbursements and/or recoupments	1.79%	1.80%	1.49%	1.31%	1.90%
Net investment income, net of reimbursements and/or recoupments	1.79%	1.80%	1.49%	1.31%	1.93%
Portfolio turnover rate	26%	25%	25%	23%	67%

A	On January 17, 2020, Brandywine Global Investment Management, LLC was terminated and ceased managing assets of the Fund.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

41

American Beacon FundsSM

Federal Tax Information

October 31, 2024 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Fund designated the following items with regard to distributions paid during the fiscal year ended October 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Large Cap Value	89.79%

Qualified Dividend Income:

Large Cap Value	100.00%

Long-Term Capital Gain Distributions:

Large Cap Value	$144,197,500

Short-Term Capital Gain Distributions:

Large Cap Value	$8,893,668

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

42

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Large Cap Value Fund are service marks of American Beacon Advisors, Inc.

AR 10/24

American Beacon®
FUNDS

2024

ANNUAL FINANCIAL STATEMENTS

October 31, 2024

SMALL CAP VALUE FUND

SCV 1024

American Beacon Funds

Although information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein. All information is as of the end of the reporting period, unless noted otherwise, and is subject to change. Each Fund’s portfolio composition will change depending on economic and market conditions.

American Beacon Funds	October 31, 2024

Additional Fund Information	Back Cover

American Beacon Small Cap Value FundSM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Beacon Funds and Shareholders of American Beacon Small Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Beacon Small Cap Value Fund (one of the funds constituting American Beacon Funds, referred hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the three years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2021 and the financial highlights for each of the periods ended on or prior to October 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 30, 2021 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

December 27, 2024

We have served as the auditor of one or more investment companies in the American Beacon family of funds since 2016.

1

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44%

Communication Services - 2.27%

Entertainment - 0.42%
IMAX Corp.A	289,887	$7,044,254
Lions Gate Entertainment Corp., Class AA B	571,547	4,515,221
Lions Gate Entertainment Corp., Class BA	645,820	4,553,031
Marcus Corp.	36,300	684,981
Sphere Entertainment Co.A B	58,600	2,450,066

		19,247,553

Interactive Media & Services - 0.27%
IAC, Inc.A	177,200	8,496,740
Shutterstock, Inc.B	130,800	4,197,372

		12,694,112

Media - 1.58%
Boston Omaha Corp., Class AA	44,600	658,296
John Wiley & Sons, Inc., Class A	194,059	9,567,109
Magnite, Inc.A	586,429	7,318,634
National CineMedia, Inc.A	1,925,900	13,847,221
Stagwell, Inc.A	5,526,749	34,321,111
TEGNA, Inc.	423,850	6,963,856

		72,676,227

Total Communication Services		104,617,892

Consumer Discretionary - 11.91%

Automobile Components - 1.85%
Adient PLCA	1,629,578	31,825,658
American Axle & Manufacturing Holdings, Inc.A	2,357,127	13,317,768
BorgWarner, Inc.	294,613	9,907,835
Gentherm, Inc.A	507,243	21,278,844
Visteon Corp.A	95,364	8,606,601

		84,936,706

Automobiles - 0.60%
Harley-Davidson, Inc.	325,500	10,399,725
Thor Industries, Inc.B	138,944	14,461,292
Winnebago Industries, Inc.	53,100	2,975,724

		27,836,741

Broadline Retail - 0.16%
Nordstrom, Inc.	323,210	7,307,778

Diversified Consumer Services - 0.22%
Graham Holdings Co., Class B	7,760	6,544,008
Perdoceo Education Corp.	158,820	3,549,627

		10,093,635

Hotels, Restaurants & Leisure - 2.62%
Bloomin’ Brands, Inc.	967,938	16,058,092
Cheesecake Factory, Inc.B	221,788	10,251,041
Dave & Buster’s Entertainment, Inc.A B	569,458	21,030,084
International Game Technology PLC	1,055,934	21,456,579
Marriott Vacations Worldwide Corp.	321,200	24,742,036
Papa John’s International, Inc.	353,473	18,518,451
Travel & Leisure Co.	172,440	8,244,356

		120,300,639

See accompanying notes

2

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Consumer Discretionary - 11.91% (continued)

Household Durables - 2.21%
Beazer Homes USA, Inc.A	76,290	$2,346,680
Cavco Industries, Inc.A	12,579	5,154,811
Century Communities, Inc.	76,900	6,817,954
Dream Finders Homes, Inc., Class AA B	83,550	2,493,968
Ethan Allen Interiors, Inc.	54,120	1,497,500
Green Brick Partners, Inc.A	108,650	7,497,937
Helen of Troy Ltd.A	76,249	4,853,249
KB Home	167,900	13,180,150
Landsea Homes Corp.A	74,540	773,725
Legacy Housing Corp.A	36,640	908,672
Lovesac Co.A B	164,844	4,806,851
M/I Homes, Inc.A	67,060	10,165,625
Meritage Homes Corp.	44,242	8,016,650
Newell Brands, Inc.	2,497,816	21,980,781
Tri Pointe Homes, Inc.A	285,910	11,559,341

		102,053,894

Leisure Products - 0.47%
Brunswick Corp.	153,458	12,236,741
Malibu Boats, Inc., Class AA	98,072	4,401,471
YETI Holdings, Inc.A	126,744	4,462,656

		21,100,868

Specialty Retail - 2.99%
1-800-Flowers.com, Inc., Class AA B	64,670	538,054
Academy Sports & Outdoors, Inc.	174,450	8,872,527
American Eagle Outfitters, Inc.	276,900	5,424,471
Arhaus, Inc.	620,028	5,257,838
Asbury Automotive Group, Inc.A	48,830	11,125,427
Buckle, Inc.	122,870	5,229,347
Build-A-Bear Workshop, Inc.	31,360	1,194,503
Caleres, Inc.	84,930	2,535,161
Foot Locker, Inc.A	572,729	13,281,586
Group 1 Automotive, Inc.	34,950	12,732,984
Guess?, Inc.	129,460	2,199,525
Lithia Motors, Inc.	30,200	10,037,574
MarineMax, Inc.A	54,070	1,575,059
ODP Corp.A	426,946	13,248,134
Sally Beauty Holdings, Inc.A	250,240	3,253,120
Signet Jewelers Ltd.	107,950	9,896,856
Sonic Automotive, Inc., Class A	325,871	18,486,662
Urban Outfitters, Inc.A	219,657	7,896,669
Victoria’s Secret & Co.A	175,370	5,306,696

		138,092,193

Textiles, Apparel & Luxury Goods - 0.79%
Capri Holdings Ltd.A	222,255	4,387,314
Carter’s, Inc.	88,371	4,833,894
Figs, Inc., Class AA	570,164	3,563,525
G-III Apparel Group Ltd.A	108,760	3,293,253
Levi Strauss & Co., Class A	474,051	8,101,532
Oxford Industries, Inc.	34,450	2,501,759
PVH Corp.	37,103	3,653,161
VF Corp.B	287,679	5,957,832

		36,292,270

Total Consumer Discretionary		548,014,724

See accompanying notes

3

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Consumer Staples - 1.90%

Beverages - 0.64%
Boston Beer Co., Inc., Class AA	31,784	$9,251,369
Primo Water Corp.B	767,707	20,136,955

		29,388,324

Consumer Staples Distribution & Retail - 0.06%
SpartanNash Co.	16,400	345,056
United Natural Foods, Inc.A	85,800	1,745,172
Village Super Market, Inc., Class A	23,700	676,398

		2,766,626

Food Products - 1.03%
Darling Ingredients, Inc.A	598,292	23,399,200
Fresh Del Monte Produce, Inc.	100,600	3,230,266
Hain Celestial Group, Inc.A	2,285,043	19,948,425
Seneca Foods Corp., Class AA	12,890	796,989

		47,374,880

Household Products - 0.07%
Energizer Holdings, Inc.	103,500	3,319,245

Personal Products - 0.04%
Herbalife Ltd.A B	227,655	1,718,795

Tobacco - 0.06%
Universal Corp.	59,440	3,026,685

Total Consumer Staples		87,594,555

Energy - 6.49%

Energy Equipment & Services - 3.30%
Atlas Energy Solutions, Inc.B	1,196,584	23,417,149
Bristow Group, Inc.A	62,430	2,070,803
Cactus, Inc., Class A	110,810	6,569,925
Expro Group Holdings NVA	242,745	3,094,999
Helix Energy Solutions Group, Inc.A	368,740	3,410,845
Helmerich & Payne, Inc.	476,342	16,005,091
Liberty Energy, Inc.B	799,193	13,642,225
NOV, Inc.	3,599,688	55,831,161
Oceaneering International, Inc.A	220,579	5,382,128
Patterson-UTI Energy, Inc.	1,920,060	14,726,860
ProPetro Holding Corp.A	75,100	518,941
Select Water Solutions, Inc.	221,110	2,343,766
Weatherford International PLC	62,934	4,971,786

		151,985,679

Oil, Gas & Consumable Fuels - 3.19%
Antero Resources Corp.A	505,660	13,086,481
APA Corp.	153,239	3,616,440
Berry Corp.	234,310	1,176,236
Centrus Energy Corp., Class AA B	97,952	10,168,397
CNX Resources Corp.A	616,926	20,993,992
CONSOL Energy, Inc.	71,110	7,887,521
Crescent Energy Co., Class A	750,921	9,333,948
International Seaways, Inc.	117,780	5,128,141
Kinetik Holdings, Inc.	58,387	2,841,695
Magnolia Oil & Gas Corp., Class AB	320,233	8,095,490
Murphy Oil Corp.	118,000	3,714,640

See accompanying notes

4

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Energy - 6.49% (continued)

Oil, Gas & Consumable Fuels - 3.19% (continued)
NextDecade Corp.A B	946,760	$5,529,078
Northern Oil & Gas, Inc.	226,230	8,200,838
PBF Energy, Inc., Class A	234,516	6,688,396
Peabody Energy Corp.	282,780	7,428,631
REX American Resources Corp.A	12,700	568,071
Riley Exploration Permian, Inc.	44,400	1,185,924
Sitio Royalties Corp., Class A	737,739	16,444,202
SM Energy Co.	82,500	3,462,525
VAALCO Energy, Inc.	213,600	1,140,624
Viper Energy, Inc.	133,674	6,937,681
World Kinect Corp.	121,700	3,182,455

		146,811,406

Total Energy		298,797,085

Financials - 22.39%

Banks - 13.64%
Amalgamated Financial Corp.	43,040	1,427,422
Ameris Bancorp	116,090	7,196,419
Associated Banc-Corp.	327,933	7,785,129
Atlantic Union Bankshares Corp.	125,850	4,757,130
Axos Financial, Inc.A	105,130	7,119,404
Bank OZK	193,210	8,452,937
BankUnited, Inc.	39,230	1,386,388
Bar Harbor Bankshares	24,080	774,172
Business First Bancshares, Inc.	34,190	895,436
Byline Bancorp, Inc.	76,560	2,060,230
Cadence Bank	309,490	10,346,251
Cathay General Bancorp	125,200	5,756,696
Central Pacific Financial Corp.	13,060	351,836
Columbia Banking System, Inc.	2,063,675	58,835,374
Community Financial System, Inc.	110,339	6,746,126
Community Trust Bancorp, Inc.	31,090	1,610,462
CrossFirst Bankshares, Inc.A	82,580	1,296,506
Cullen/Frost Bankers, Inc.	152,969	19,480,602
Customers Bancorp, Inc.A	54,950	2,534,843
Eastern Bankshares, Inc.	155,230	2,534,906
Enterprise Financial Services Corp.	55,830	2,943,358
Farmers National Banc Corp.	64,290	884,630
FB Financial Corp.	78,560	3,865,152
First Bancshares, Inc.	51,940	1,738,432
First Busey Corp.	95,110	2,312,124
First Commonwealth Financial Corp.	179,250	2,946,870
First Financial Bancorp	159,770	4,086,917
First Hawaiian, Inc.	1,572,404	38,901,275
First Horizon Corp.	1,547,172	26,812,491
First Merchants Corp.	228,638	8,471,038
FNB Corp.	602,090	8,730,305
Fulton Financial Corp.	378,225	6,849,655
Glacier Bancorp, Inc.	552,149	28,794,570
Great Southern Bancorp, Inc.	20,480	1,161,011
Hancock Whitney Corp.	67,260	3,502,901
Heritage Financial Corp.	91,637	2,106,735
Hilltop Holdings, Inc.	322,376	9,874,377
HomeTrust Bancshares, Inc.	30,470	1,010,080
Independent Bank Corp.	279,646	17,091,849
International Bancshares Corp.	108,710	6,659,575

See accompanying notes

5

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Financials - 22.39% (continued)

Banks - 13.64% (continued)
Live Oak Bancshares, Inc.	638,035	$25,336,370
Mercantile Bank Corp.	28,090	1,203,937
Midland States Bancorp, Inc.	36,560	907,054
National Bank Holdings Corp., Class A	459,011	20,637,135
NBT Bancorp, Inc.	412,637	18,354,094
Nicolet Bankshares, Inc.	13,130	1,335,190
Northwest Bancshares, Inc.	177,330	2,356,716
Old National Bancorp	47,539	915,601
Old Second Bancorp, Inc.B	76,660	1,258,757
Origin Bancorp, Inc.	22,890	718,517
Pacific Premier Bancorp, Inc.	50,470	1,287,490
Pathward Financial, Inc.	43,850	3,102,826
Peoples Bancorp, Inc.	62,060	1,910,207
Preferred Bank	26,210	2,211,338
Prosperity Bancshares, Inc.	200,903	14,706,100
Provident Financial Services, Inc.	127,050	2,373,294
QCR Holdings, Inc.	29,360	2,322,376
Renasant Corp.	422,286	14,404,175
S&T Bancorp, Inc.	64,200	2,438,316
Seacoast Banking Corp. of Florida	1,135,256	30,311,335
ServisFirst Bancshares, Inc.	194,896	16,203,653
Simmons First National Corp., Class A	144,340	3,348,688
SmartFinancial, Inc.	18,730	621,087
Southern Missouri Bancorp, Inc.	19,440	1,152,792
SouthState Corp.	65,503	6,388,508
Synovus Financial Corp.	71,000	3,540,770
Texas Capital Bancshares, Inc.A	615,281	47,345,873
Triumph Financial, Inc.A	353,208	31,212,991
TrustCo Bank Corp.	28,610	943,558
Trustmark Corp.	16,950	588,504
UMB Financial Corp.	44,854	4,921,829
United Bankshares, Inc.	97,460	3,672,293
United Community Banks, Inc.	308,661	8,784,492
WaFd, Inc.	174,913	5,943,544
Webster Financial Corp.	158,839	8,227,860
WesBanco, Inc.	30,810	968,975
Westamerica BanCorp	45,160	2,326,643
WSFS Financial Corp.	66,850	3,287,015

		627,661,517

Capital Markets - 1.77%
Cohen & Steers, Inc.	48,390	4,779,480
Federated Hermes, Inc.	266,276	10,685,656
Janus Henderson Group PLC	277,940	11,481,701
Oppenheimer Holdings, Inc., Class A	18,900	1,066,527
Perella Weinberg Partners	231,891	4,691,155
StepStone Group, Inc., Class A	243,650	14,650,675
Stifel Financial Corp.	133,297	13,812,235
StoneX Group, Inc.A	54,810	4,935,092
Victory Capital Holdings, Inc., Class A	115,290	6,909,330
Virtus Investment Partners, Inc.	10,250	2,217,792
WisdomTree, Inc.B	640,991	6,634,257

		81,863,900

Consumer Finance - 1.19%
Bread Financial Holdings, Inc.	88,110	4,392,284
Encore Capital Group, Inc.A	41,140	1,879,275

See accompanying notes

6

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Financials - 22.39% (continued)

Consumer Finance - 1.19% (continued)
Enova International, Inc.A	54,070	$4,699,224
EZCORP, Inc., Class AA	91,140	1,047,199
Green Dot Corp., Class AA	38,700	439,632
LendingClub Corp.A	80,600	1,142,908
Navient Corp.	235,460	3,350,596
Nelnet, Inc., Class A	30,590	3,447,493
PRA Group, Inc.A	97,031	1,956,145
SLM Corp.	1,469,872	32,381,280

		54,736,036

Financial Services - 2.89%
Acacia Research Corp.A B	170,910	772,513
Burford Capital Ltd.	1,225,417	16,543,129
Essent Group Ltd.	257,975	15,481,080
Euronet Worldwide, Inc.A	43,422	4,275,764
HA Sustainable Infrastructure Capital, Inc.B	1,200,434	42,003,186
Merchants Bancorp	47,700	1,762,038
MGIC Investment Corp.	444,640	11,133,786
NMI Holdings, Inc.A	144,350	5,583,458
PennyMac Financial Services, Inc.	87,530	8,724,990
Radian Group, Inc.	276,010	9,635,509
Western Union Co.	177,690	1,911,944
WEX, Inc.A	87,643	15,127,182

		132,954,579

Insurance - 2.90%
Assured Guaranty Ltd.	102,720	8,573,011
Brighthouse Financial, Inc.A	114,980	5,438,554
CNO Financial Group, Inc.	343,870	11,829,128
Donegal Group, Inc., Class A	46,870	710,549
Employers Holdings, Inc.	46,170	2,249,402
Enstar Group Ltd.A	28,129	9,071,602
First American Financial Corp.	236,017	15,140,491
Genworth Financial, Inc.A	821,980	5,540,145
Global Indemnity Group LLC, Class A	335,812	11,410,892
HCI Group, Inc.B	7,500	849,825
Horace Mann Educators Corp.	646,680	24,082,363
Kemper Corp.	381,720	23,769,704
Lincoln National Corp.	82,930	2,881,817
Oscar Health, Inc., Class AA	294,330	4,944,744
ProAssurance Corp.A	36,900	549,441
Universal Insurance Holdings, Inc.	20,500	408,770
White Mountains Insurance Group Ltd.	3,240	5,822,734

		133,273,172

Total Financials		1,030,489,204

Health Care - 3.28%

Biotechnology - 0.21%
Alkermes PLCA	370,281	9,516,222

Health Care Equipment & Supplies - 0.82%
Globus Medical, Inc., Class AA	160,832	11,827,585
Integer Holdings Corp.A	40,412	5,021,191
Omnicell, Inc.A	90,193	4,386,988
Solventum Corp.A	220,900	16,032,922

		37,268,686

See accompanying notes

7

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Health Care - 3.28% (continued)

Health Care Providers & Services - 0.54%
Acadia Healthcare Co., Inc.A	134,402	$5,737,621
Encompass Health Corp.	106,208	10,563,448
Ensign Group, Inc.	27,697	4,292,758
ModivCare, Inc.A	273,916	4,429,222

		25,023,049

Health Care Technology - 0.32%
Certara, Inc.A	219,626	2,240,185
Evolent Health, Inc., Class AA	314,902	7,352,962
Health Catalyst, Inc.A	660,056	5,128,635

		14,721,782

Pharmaceuticals - 1.39%
Biote Corp., Class AA	60,850	310,335
Collegium Pharmaceutical, Inc.A	72,100	2,461,494
Organon & Co.	1,401,005	26,310,874
Perrigo Co. PLC	1,140,742	29,237,217
SIGA Technologies, Inc.	849,600	6,134,112

		64,454,032

Total Health Care		150,983,771

Industrials - 19.79%

Aerospace & Defense - 0.56%
BWX Technologies, Inc.	135,583	16,507,230
Ducommun, Inc.A	25,620	1,506,200
Kratos Defense & Security Solutions, Inc.A	343,943	7,814,385

		25,827,815

Air Freight & Logistics - 0.54%
Air Transport Services Group, Inc.A	1,429,084	24,637,408

Building Products - 0.99%
Gibraltar Industries, Inc.A	443,572	29,936,674
Masterbrand, Inc.A	261,500	4,696,540
Resideo Technologies, Inc.A	301,400	5,928,538
Zurn Elkay Water Solutions Corp.	139,255	5,027,105

		45,588,857

Commercial Services & Supplies - 1.71%
ACCO Brands Corp.	208,820	1,023,218
ACV Auctions, Inc., Class AA	116,476	2,013,870
Brink’s Co.	101,020	10,383,846
CoreCivic, Inc.A	247,850	3,422,809
Deluxe Corp.	733,604	13,762,411
Enviri Corp.A	2,140,876	16,399,110
GEO Group, Inc.A	268,490	4,075,678
Interface, Inc.	1,160,542	20,274,669
MillerKnoll, Inc.	112,644	2,518,720
Montrose Environmental Group, Inc.A	70,637	1,862,698
Quad/Graphics, Inc.	481,638	3,058,401

		78,795,430

Construction & Engineering - 1.74%
Fluor Corp.A	768,100	40,156,268
Granite Construction, Inc.	91,884	7,722,850
MYR Group, Inc.A	48,866	6,401,446

See accompanying notes

8

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Industrials - 19.79% (continued)

Construction & Engineering - 1.74% (continued)
Tutor Perini Corp.A	110,720	$2,869,862
Valmont Industries, Inc.	15,820	4,930,778
WillScot Holdings Corp.A	547,833	18,155,186

		80,236,390

Electrical Equipment - 0.84%
EnerSys	331,114	32,071,702
Sunrun, Inc.A	460,200	6,649,890

		38,721,592

Ground Transportation - 1.74%
Covenant Logistics Group, Inc.	18,230	922,438
Lyft, Inc., Class AA	205,758	2,668,681
Ryder System, Inc.	79,890	11,686,309
Schneider National, Inc., Class B	370,276	10,471,405
U-Haul Holding Co.	418,100	28,539,506
Universal Logistics Holdings, Inc.B	32,010	1,345,700
Werner Enterprises, Inc.	666,301	24,579,844

		80,213,883

Machinery - 6.45%
AGCO Corp.	149,251	14,901,220
Allison Transmission Holdings, Inc.	103,782	11,090,145
Astec Industries, Inc.	47,000	1,493,660
Atmus Filtration Technologies, Inc.	145,500	5,665,770
Barnes Group, Inc.	140,254	6,558,277
Columbus McKinnon Corp.	547,833	17,426,568
Enerpac Tool Group Corp.	951,500	41,980,180
Enpro, Inc.	34,519	5,026,312
Flowserve Corp.	511,618	26,931,572
Gates Industrial Corp. PLCA	109,681	2,122,327
Greenbrier Cos., Inc.	866,212	51,340,385
Helios Technologies, Inc.	548,270	25,291,695
Hyster-Yale, Inc.	33,910	2,152,268
Kennametal, Inc.	821,750	20,806,710
Lindsay Corp.	20,070	2,402,379
Middleby Corp.A	51,314	6,655,426
Miller Industries, Inc.	147,194	9,661,814
Standex International Corp.	100,916	18,556,434
Terex Corp.	150,770	7,796,317
Timken Co.	228,900	18,998,700

		296,858,159

Marine Transportation - 0.76%
Genco Shipping & Trading Ltd.	103,300	1,625,942
Kirby Corp.A	288,333	33,089,095

		34,715,037

Passenger Airlines - 0.29%
Alaska Air Group, Inc.A	279,800	13,405,218

Professional Services - 1.75%
Concentrix Corp.	265,523	11,287,383
CSG Systems International, Inc.	162,781	7,587,222
Heidrick & Struggles International, Inc.	44,610	1,742,467
Hudson Global, Inc.A	57,162	862,003

See accompanying notes

9

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Industrials - 19.79% (continued)

Professional Services - 1.75% (continued)
KBR, Inc.	221,998	$14,876,086
Kelly Services, Inc., Class A	70,450	1,408,295
Korn Ferry	193,137	13,645,129
ManpowerGroup, Inc.	225,866	14,195,678
Robert Half, Inc.	214,693	14,622,740

		80,227,003

Trading Companies & Distributors - 2.42%
Air Lease Corp.	236,570	10,491,879
BlueLinx Holdings, Inc.A	19,570	2,142,132
Boise Cascade Co.	125,200	16,655,356
DNOW, Inc.A	1,638,417	19,382,473
DXP Enterprises, Inc.A	34,500	1,693,260
GMS, Inc.A	71,210	6,401,067
H&E Equipment Services, Inc.	88,400	4,618,900
Herc Holdings, Inc.	58,400	12,213,776
MRC Global, Inc.A	179,260	2,197,728
MSC Industrial Direct Co., Inc., Class A	79,510	6,286,856
Rush Enterprises, Inc., Class A	209,580	11,858,036
WESCO International, Inc.	91,800	17,622,846

		111,564,309

Total Industrials		910,791,101

Information Technology - 9.01%

Communications Equipment - 3.12%
Calix, Inc.A	133,611	4,727,157
Ciena Corp.A	540,625	34,335,094
F5, Inc.A	259,124	60,603,921
Lumentum Holdings, Inc.A	556,414	35,538,162
NETGEAR, Inc.A	70,230	1,539,442
Viavi Solutions, Inc.A	766,445	7,066,623

		143,810,399

Electronic Equipment, Instruments & Components - 4.07%
Arrow Electronics, Inc.A	85,841	10,186,751
Avnet, Inc.	894,790	48,506,566
Bel Fuse, Inc., Class B	23,300	1,757,286
Belden, Inc.	255,570	29,101,756
Benchmark Electronics, Inc.	78,880	3,415,504
Coherent Corp.A	497,375	45,977,345
nLight, Inc.A	400,176	4,994,197
Plexus Corp.A	63,326	9,125,277
ScanSource, Inc.A	55,490	2,353,331
TTM Technologies, Inc.A	224,280	5,032,843
Vishay Intertechnology, Inc.	1,415,572	24,008,101
Vontier Corp.	75,000	2,781,000

		187,239,957

IT Services - 0.23%
ASGN, Inc.A	113,300	10,434,930

Semiconductors & Semiconductor Equipment - 0.93%
Alpha & Omega Semiconductor Ltd.A	43,100	1,424,024
Cohu, Inc.A	199,975	4,983,377
Diodes, Inc.A	418,369	24,466,219

See accompanying notes

10

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Information Technology - 9.01% (continued)

Semiconductors & Semiconductor Equipment - 0.93% (continued)
Rambus, Inc.A	135,038	$6,457,517
Synaptics, Inc.A	80,847	5,551,764

		42,882,901

Software - 0.56%
A10 Networks, Inc.	1,175,029	17,214,175
Adeia, Inc.	236,510	2,939,819
Blackbaud, Inc.A	12,386	940,284
Dolby Laboratories, Inc., Class A	62,699	4,570,757

		25,665,035

Technology Hardware, Storage & Peripherals - 0.10%
Corsair Gaming, Inc.A	557,834	3,578,505
Eastman Kodak Co.A B	193,600	913,792

		4,492,297

Total Information Technology		414,525,519

Materials - 6.55%

Chemicals - 2.29%
AdvanSix, Inc.	55,000	1,560,350
Ashland, Inc.	244,993	20,719,058
Avient Corp.	260,539	12,143,723
Ecovyst, Inc.A	2,330,816	15,523,235
Huntsman Corp.	580,515	12,771,330
Koppers Holdings, Inc.	3,768	128,150
Olin Corp.	439,975	18,052,174
Quaker Chemical Corp.	54,263	8,225,185
Rayonier Advanced Materials, Inc.A	155,060	1,234,278
Stepan Co.	158,143	11,440,065
Tronox Holdings PLC	325,100	3,940,212

		105,737,760

Construction Materials - 0.23%
Knife River Corp.A	110,470	10,750,940

Containers & Packaging - 1.04%
Greif, Inc., Class A	197,126	12,308,547
Sealed Air Corp.	300,000	10,854,000
Silgan Holdings, Inc.	194,144	10,045,011
Sonoco Products Co.	272,915	14,333,496

		47,541,054

Metals & Mining - 2.80%
Alcoa Corp.	224,770	9,011,029
ATI, Inc.A	547,833	28,876,277
Carpenter Technology Corp.	49,618	7,417,891
Elah Holdings, Inc.A	3,209	100,153
Ferroglobe PLC	3,063,544	12,836,249
Kaiser Aluminum Corp.	331,583	24,623,354
Materion Corp.	258,334	26,254,484
MP Materials Corp.A B	483,289	8,694,369
Radius Recycling, Inc.	106,881	1,730,403
SunCoke Energy, Inc.	143,890	1,483,506
Warrior Met Coal, Inc.	126,570	7,990,364

		129,018,079

See accompanying notes

11

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Materials - 6.55% (continued)

Paper & Forest Products - 0.19%
Clearwater Paper Corp.A	35,280	$888,703
Sylvamo Corp.	90,680	7,709,614

		8,598,317

Total Materials		301,646,150

Real Estate - 5.28%

Health Care REITs - 0.32%
CareTrust REIT, Inc.	150,565	4,918,959
Healthcare Realty Trust, Inc.	167,425	2,876,361
Healthpeak Properties, Inc.	312,938	7,025,458

		14,820,778

Hotel & Resort REITs - 0.18%
Ryman Hospitality Properties, Inc.	75,320	8,063,006

Industrial REITs - 0.89%
Americold Realty Trust, Inc.	240,578	6,178,043
First Industrial Realty Trust, Inc.	244,777	12,848,345
STAG Industrial, Inc.	135,198	5,040,181
Terreno Realty Corp.	287,423	17,231,009

		41,297,578

Office REITs - 0.36%
Douglas Emmett, Inc.B	466,880	8,305,795
Highwoods Properties, Inc.	241,769	8,108,932

		16,414,727

Real Estate Management & Development - 1.36%
Howard Hughes Holdings, Inc.A	84,090	6,394,204
Jones Lang LaSalle, Inc.A	123,300	33,409,368
Newmark Group, Inc., Class A	555,976	8,334,080
RMR Group, Inc., Class A	358,673	8,633,259
Seritage Growth Properties, Class AA B	1,108,139	4,643,102
Tejon Ranch Co.A	58,860	936,463

		62,350,476

Retail REITs - 1.33%
Acadia Realty Trust	581,611	14,243,653
Agree Realty Corp.	356,266	26,452,751
NETSTREIT Corp.B	895,716	13,883,598
Urban Edge Properties	301,061	6,695,597

		61,275,599

Specialized REITs - 0.84%
PotlatchDeltic Corp.	934,230	38,835,941

Total Real Estate		243,058,105

Utilities - 2.57%

Electric Utilities - 1.00%
IDACORP, Inc.	150,230	15,545,801
OGE Energy Corp.	250,100	10,001,499
Otter Tail Corp.	20,400	1,601,808
Portland General Electric Co.	180,642	8,562,431
TXNM Energy, Inc.	231,625	10,084,953

		45,796,492

See accompanying notes

12

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

COMMON STOCKS - 91.44% (continued)

Utilities - 2.57% (continued)

Gas Utilities - 0.84%
Chesapeake Utilities Corp.	125,994	$15,092,821
Northwest Natural Holding Co.	79,700	3,099,533
Southwest Gas Holdings, Inc.	125,452	9,189,359
Spire, Inc.	136,840	8,738,602
UGI Corp.	104,600	2,500,986

		38,621,301

Multi-Utilities - 0.73%
Avista Corp.	436,909	16,375,349
Black Hills Corp.	164,230	9,720,774
Northwestern Energy Group, Inc.	148,390	7,932,929

		34,029,052

Total Utilities		118,446,845

Total Common Stocks (Cost $3,485,220,890)		4,208,964,951

FOREIGN COMMON STOCKS - 4.08%

Consumer Discretionary - 0.10%

Hotels, Restaurants & Leisure - 0.10%
Genius Sports Ltd.A B	686,097	4,699,764

Consumer Staples - 0.29%

Food Products - 0.29%
SunOpta, Inc.A	2,032,751	13,304,355

Energy - 0.49%

Oil, Gas & Consumable Fuels - 0.49%
Baytex Energy Corp.B	1,958,742	5,543,240
Kosmos Energy Ltd.A	4,502,631	16,929,892

		22,473,132

Total Energy		22,473,132

Financials - 1.80%

Banks - 1.72%
Bank of NT Butterfield & Son Ltd.	419,886	15,355,231
First BanCorp	145,220	2,799,842
OFG Bancorp	724,252	29,165,628
Popular, Inc.	355,047	31,680,844

		79,001,545

Insurance - 0.08%
SiriusPoint Ltd.A	288,200	3,786,948

Total Financials		82,788,493

Information Technology - 1.11%

Communications Equipment - 0.39%
Telefonaktiebolaget LM Ericsson, ADRB	2,158,400	18,087,392

Semiconductors & Semiconductor Equipment - 0.72%
Tower Semiconductor Ltd.A	785,709	32,968,350

Total Information Technology		51,055,742

See accompanying notes

13

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

	Shares	Fair Value

FOREIGN COMMON STOCKS - 4.08% (continued)

Materials - 0.29%

Metals & Mining - 0.29%
Alamos Gold, Inc., Class A	660,598	$13,330,868

Total Foreign Common Stocks (Cost $113,823,968)		187,652,354

SHORT-TERM INVESTMENTS - 4.52% (Cost $208,082,316)

Investment Companies - 4.52%
American Beacon U.S. Government Money Market Select Fund, 4.76%C D	208,082,316	208,082,316

SECURITIES LENDING COLLATERAL - 0.39% (Cost $17,968,331)

Investment Companies - 0.39%
American Beacon U.S. Government Money Market Select Fund, 4.76%C D	17,968,331	17,968,331

TOTAL INVESTMENTS - 100.43% (Cost $3,825,095,505)		4,622,667,952
LIABILITIES, NET OF OTHER ASSETS - (0.43)%		(19,943,008)

TOTAL NET ASSETS - 100.00%		$4,602,724,944

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries at October 31, 2024 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

LLC - Limited Liability Company.

PLC - Public Limited Company.

REITs - Real Estate Investment Trusts.

Long Futures Contracts Open on October 31, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Russell 2000 Index Futures	2,031	December 2024	$226,009,648	$224,283,330	$(1,726,318)

			$226,009,648	$224,283,330	$(1,726,318)

Glossary:

Index Abbreviations:
Russell 2000	Russell 2000 Index - U.S. Small-Cap Stock Market Index.

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

14

American Beacon Small Cap Value FundSM

Schedule of Investments

October 31, 2024

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,208,964,951	$-	$-	$4,208,964,951
Foreign Common Stocks	187,652,354	-	-	187,652,354
Short-Term Investments	208,082,316	-	-	208,082,316
Securities Lending Collateral	17,968,331	-	-	17,968,331

Total Investments in Securities - Assets	$4,622,667,952	$-	$-	$4,622,667,952

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,726,318)	$-	$-	$(1,726,318)

Total Financial Derivative Instruments - Liabilities	$(1,726,318)	$-	$-	$(1,726,318)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the year ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

15

American Beacon Small Cap Value FundSM

Statement of Assets and Liabilities

October 31, 2024

Assets:
Investments in unaffiliated securities, at fair value† §	$4,396,617,305
Investments in affiliated securities, at fair value‡	226,050,647
Cash collateral held at broker for futures contracts	17,124,000
Dividends and interest receivable	1,874,348
Receivable for investments sold	1,220,436
Receivable for fund shares sold	1,696,704
Prepaid expenses	39,404

Total assets.	4,644,622,844

Liabilities:
Payable for investments purchased	11,651,314
Payable for fund shares redeemed	4,561,738
Cash due to broker for futures contracts	2,171,601
Management and sub-advisory fees payable (Note 2)	2,806,177
Service fees payable (Note 2)	113,344
Transfer agent fees payable (Note 2)	126,389
Payable upon return of securities loaned (Note 9)§	17,968,331
Custody and fund accounting fees payable	288,691
Professional fees payable	130,178
Trustee fees payable (Note 2)	34,168
Payable for prospectus and shareholder reports	195,384
Payable for variation margin from open futures contracts (Note 5)	1,721,011
Other liabilities	129,574

Total liabilities	41,897,900

Commitments and contingent liabilities (Note 2)

Net assets	$4,602,724,944

Analysis of net assets:
Paid-in-capital	$3,563,981,866
Total distributable earnings (deficits)A	1,038,743,078

Net assets	$4,602,724,944

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	71,859,309

Y Class	16,181,124

Investor Class	10,067,478

Advisor Class	864,811

A Class	2,115,141

C Class	266,705

R6 Class	72,686,184

Net assets:
R5 Class	$1,914,739,045

Y Class	$421,344,447

Investor Class	$251,989,854

Advisor Class	$21,248,218

A Class	$51,343,675

C Class	$5,955,619

R6 Class	$1,936,104,086

Net asset value, offering and redemption price per share:
R5 Class	$26.65

Y Class	$26.04

Investor Class	$25.03

Advisor Class	$24.57

A Class	$24.27

A Class (offering price)	$25.75

C Class	$22.33

R6 Class	$26.64

† Cost of investments in unaffiliated securities	$3,599,044,858
‡ Cost of investments in affiliated securities	$226,050,647
§ Fair value of securities on loan	$131,711,387

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at year end.

See accompanying notes

16

American Beacon Small Cap Value FundSM

Statement of Operations

For the year ended October 31, 2024

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$84,124,048
Dividend income from affiliated securities (Note 2)	8,655,531
Interest income	630,568
Income derived from securities lending (Note 9)	960,872

Total investment income	94,371,019

Expenses:
Management and sub-advisory fees (Note 2)	32,443,065
Transfer agent fees:
R5 Class (Note 2)	742,499
Y Class (Note 2)	436,065
Investor Class	31,956
Advisor Class	5,414
A Class	6,229
C Class	4,345
R6 Class	86,562
Custody and fund accounting fees	516,771
Professional fees	370,651
Registration fees and expenses	126,336
Service fees (Note 2):
Investor Class	976,487
Advisor Class	61,608
A Class	89,969
C Class	8,009
Distribution fees (Note 2):
Advisor Class	61,130
A Class	120,799
C Class	67,806
Prospectus and shareholder report expenses	365,752
Trustee fees (Note 2)	458,501
Line of credit interest expense (Note 10)	19,135
Other expenses	612,595

Total expenses	37,611,684

Net investment income	56,759,335

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	288,016,426
Commission recapture (Note 1)	127,767
Foreign currency transactions	131
Futures contracts	26,999,127
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	723,446,614
Foreign currency transactions	347
Futures contracts	13,389,898

Net gain from investments	1,051,980,310

Net increase in net assets resulting from operations.	$1,108,739,645

† Foreign taxes	$395,948

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at year end.

See accompanying notes

17

American Beacon Small Cap Value FundSM

Statement of Changes in Net Assets

	Year Ended October 31, 2024	Year Ended October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income	$56,759,335	$54,335,079
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	315,143,451	193,095,666
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	736,836,859	(434,310,131)

Net increase (decrease) in net assets resulting from operations	1,108,739,645	(186,879,386)

Distributions to shareholders:
Total retained earnings:
R5 Class	(101,939,743)	(326,083,778)
Y Class	(20,112,285)	(63,996,701)
Investor Class	(12,666,625)	(42,913,279)
Advisor Class	(1,368,389)	(4,957,456)
A Class	(2,079,077)	(6,416,908)
C Class	(332,570)	(1,424,006)
R6 Class	(88,614,195)	(231,084,710)

Net distributions to shareholders	(227,112,884)	(676,876,838)

Capital share transactions (Note 11):
Proceeds from sales of shares	828,352,969	1,240,960,045
Reinvestment of dividends and distributions	214,480,906	639,145,734
Cost of shares redeemed	(1,434,303,292)	(1,448,856,561)

Net increase (decrease) in net assets from capital share transactions	(391,469,417)	431,249,218

Net increase (decrease) in net assets	490,157,344	(432,507,006)

Net assets:
Beginning of year	4,112,567,600	4,545,074,606

End of year	$4,602,724,944	$4,112,567,600

See accompanying notes

18

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon Small Cap Value Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (“the “Board”) approved a new Management Agreement with the Manager and a new Investment Advisory Agreement among the Manager, each sub-advisor and the Trust, on behalf of the Fund, that were effective on December 29, 2023.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management has concluded that these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

19

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Advisor Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrators.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Tax reclaim accruals are automatically generated on accounting and custody systems at the time of the income event based on the tax databases maintained by the Fund’s custodian. Reconciliations are performed between custody and accounting systems to help ensure reclaim accruals are in line. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

20

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $ 15 billion	0.35%
Next $15 billion	0.325%
Over $30 billion	0.30%

21

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

The Trust, on behalf of the Fund, and the Manager have entered into Investment Advisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC; Brandywine Global Investment Management, LLC; DePrince, Race & Zollo, Inc.; Hotchkis and Wiley Capital Management, LLC; and Newton Investment Management North America, LLC (“Sub-Advisors”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets.

The Management and Sub-Advisory Fees paid by the Fund for the year ended October 31, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$16,274,900
Sub-Advisory Fees	0.35%	16,168,165

Total	0.70%	$32,443,065

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the year ended October 31, 2024, the Manager received securities lending fees of $109,218 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the Advisor, A, and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the Advisor and A Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, Advisor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, up to 0.25% of the average daily net assets of the Advisor Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager

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are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the year ended October 31, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Small Cap Value	$1,062,346

As of October 31, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Small Cap Value	$84,778

Brokerage Commissions

Affiliated entities of a sub-advisor to the Fund received commissions on purchases and sales of the Fund’s portfolio securities totaling $190,439 for the year ended October 31, 2024.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with an October 31, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	October 31, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	October 31, 2024 Fair Value
U.S. Government Money Market Select	Direct	Small Cap Value	$208,082,316	$-	$-	$8,655,531	$208,082,316
U.S. Government Money Market Select	Securities Lending	Small Cap Value	17,968,331	-	-	N/A	17,968,331

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the year ended October 31, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Small Cap Value	$167,211	$22,980	$190,191

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated

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October 31, 2024

volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the year ended October 31, 2024, the Fund participated as a lender by loaning an average amount of $5,923,998 for 51 days at an average interest rate of 6.13% with interest charges earned of $76,362. This amount is included in “Interest income” on the Statement of Operations. During the year ended October 31, 2024, the Fund did not borrow from the credit facility.

Expense Reimbursement Plan

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the year ended October 31, 2024 there were no waived fees, expenses reimbursed, or recouped expenses, and no commitment or contingent liability is expected.

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the year ended October 31, 2024, RID collected $2,289 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the year ended October 31, 2024, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the year ended October 31, 2024, CDSC fees of $127 were collected for C Class Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and

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October 31, 2024

Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because

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October 31, 2024

they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

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Notes to Financial Statements

October 31, 2024

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Other Investment Company Securities and Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Publicly Traded Partnerships/Master Limited Partnerships (“MLPs”)

The Fund may invest in publicly traded partnerships such as MLPs. MLPs issue units that are registered with the SEC and are freely tradable on a securities exchange or in the OTC market. An MLP may have one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. The general partner or partners are jointly and severally responsible for the liabilities of the MLP. (An MLP also may be an entity similar to a limited partnership, such as an LLC, which has one or more managers or managing members and

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Notes to Financial Statements

October 31, 2024

non-managing members (who are like limited partners)). The Fund invests in an MLP as a limited partner and normally would not be liable for the debts of an MLP beyond the amount the Fund has invested therein, but it would not be shielded to the same extent that a shareholder of a corporation would be. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after the Fund had sold its investment in the partnership. MLPs typically invest in real estate and oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the year ended October 31, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average monthly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each month end.

Average Futures Contracts Outstanding
Fund	Year Ended October 31, 2024
Small Cap Value	1,914

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Notes to Financial Statements

October 31, 2024

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of October 31, 2024:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(1,726,318)	$(1,726,318)

The effect of financial derivative instruments on the Statement of Operations as of October 31, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$26,999,127	$26,999,127

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$13,389,898	$13,389,898

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, October 31, 2024.

Offsetting of Financial and Derivative Assets as of October 31, 2024:
	Assets	Liabilities
Futures Contracts(1)	$-	$1,726,318

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$1,726,318

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(1,726,318)

	Remaining Contractual Maturity of the Agreements As of October 31, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$17,968,331	$-	$-	$-	$17,968,331

Total Borrowings	$17,968,331	$-	$-	$-	$17,968,331

Gross amount of recognized liabilities for securities lending transactions					$17,968,331

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements

October 31, 2024

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Environmental, Social, and/or Governance Investing Risk

The use of environmental, social, and/or governance (“ESG”) considerations by a sub-advisor may cause the Fund to make different investments than funds that have a similar investment style but do not incorporate such considerations in their strategy. As with the use of any investment considerations involved in investment decisions, there is no guarantee that the use of any ESG investment considerations will result in the selection of issuers that will outperform other issuers or help reduce risk in the Fund. The Fund may underperform funds that do not incorporate these considerations.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Exposure Risk

The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures

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October 31, 2024

contract). Futures contracts on indices expose the Fund to volatility in an underlying index. Use of derivatives is a highly specialized activity that can involve investment techniques and risks different from, and in some respects greater than, those associated with investing in more traditional investments. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Multiple Sub-Advisor Risk

The Manager may allocate the Fund’s assets among multiple sub-advisors, each of which is responsible for investing its allocated portion of the Fund’s assets. To a significant extent, the Fund’s performance will depend on the success of the Manager in selecting and overseeing the sub-advisors and allocating the Fund’s assets to sub-advisors. The sub-advisors’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each sub-advisor makes its trading decisions independently, the sub-advisors may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses.

31

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to

32

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

the broad scope of the new and proposed regulations, certain changes could limit the Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for the Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Sector Risk

Sector risk is the risk associated with the Fund holding a significant amount of investments in similar businesses, which would be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of the equity and debt securities of companies in a particular sector of the market to change. To the extent the Fund has substantial holdings within a particular sector, the risks to the Fund associated with that sector increase.

To the extent the Fund invests significantly in the financial services sector, the value of the Fund’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of the Fund’s shares could experience significantly greater volatility than investment companies investing more broadly.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

33

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

The tax character of distributions paid were as follows:

	Year Ended October 31, 2024	Year Ended October 31, 2023
Distributions paid from:
Ordinary income*
R5 Class	$34,562,332	$32,743,510
Y Class	6,607,369	6,211,878
Investor Class	3,641,167	3,433,341
Advisor Class	362,561	351,820
A Class	582,378	452,172
C Class	48,512	52,058
R6 Class	30,424,302	23,648,255
Long-term capital gains
R5 Class	67,377,411	293,340,268
Y Class	13,504,916	57,784,823
Investor Class	9,025,458	39,479,938
Advisor Class	1,005,828	4,605,636
A Class	1,496,699	5,964,736
C Class	284,058	1,371,948
R6 Class	58,189,893	207,436,455

Total distributions paid	$227,112,884	$676,876,838

* For tax purposes, short-term capital gains are considered ordinary income distributions.

As of October 31, 2024, the components of distributable earnings (deficits) on a tax basis were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Value	$3,921,473,441	$970,020,297	$(268,825,786)	$701,194,511

Fund	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other (Losses)	Other Temporary Differences	Distributable Earnings
Small Cap Value	$701,194,511	$126,284,093	$211,264,473	$-	$1	$1,038,743,078

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses from wash sales, the realization for tax purposes of unrealized gains from passive foreign investment companies and reclassifications of income from investments in real estate investment securities.

Due to inherent differences in the recognition of income, expenses, and realized gains (losses) under U.S. GAAP and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

34

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

Accordingly, the following amounts represent current year permanent differences derived from equalization as of October 31, 2024:

Fund	Paid-In-Capital	Distributable Earnings/(Deficits)
Small Cap Value	$25,250,257	$(25,250,257)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2024, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the year ended October 31, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Small Cap Value	$2,328,170,188	$2,855,385,510

A summary of the Fund’s transactions in the USG Select Fund for the year ended October 31, 2024 were as follows:

Fund	Type of Transaction	October 31, 2023 Shares/Fair Value	Purchases	Sales	October 31, 2024 Shares/Fair Value
Small Cap Value	Direct	$204,763,294	$2,039,440,813	$2,036,121,791	$208,082,316
Small Cap Value	Securities Lending	23,784,921	319,921,262	325,737,852	17,968,331

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

35

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Small Cap Value	$131,711,387	$17,968,331	$119,447,029	$137,415,360

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 8, 2024 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2024.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 7, 2025, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2024.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

36

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

During the year ended October 31, 2024, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Year Ended October 31,
	2024		2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	9,558,671	$239,579,287	16,023,370	$382,297,679
Reinvestment of dividends	3,852,667	95,546,135	13,677,213	303,497,363
Shares redeemed	(26,350,141)	(662,120,181)	(28,074,996)	(665,420,420)

Net increase (decrease) in shares outstanding	(12,938,803)	$(326,994,759)	1,625,587	$20,374,622

	Y Class
	Year Ended October 31,
	2024		2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	3,735,423	$90,279,428	4,130,995	$96,442,821
Reinvestment of dividends	795,992	19,302,824	2,834,617	61,567,884
Shares redeemed	(4,975,282)	(121,704,460)	(6,565,174)	(150,252,529)

Net increase (decrease) in shares outstanding	(443,867)	$(12,122,208)	400,438	$7,758,176

	Investor Class
	Year Ended October 31,
	2024		2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	1,762,779	$41,610,571	2,539,215	$56,904,858
Reinvestment of dividends	523,771	12,240,547	1,985,940	41,625,307
Shares redeemed	(4,486,429)	(104,718,516)	(3,423,498)	(76,432,322)

Net increase (decrease) in shares outstanding	(2,199,879)	$(50,867,398)	1,101,657	$22,097,843

	Advisor Class
	Year Ended October 31,
	2024		2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	202,945	$4,725,246	431,436	$9,772,480
Reinvestment of dividends	59,573	1,368,388	240,420	4,957,456
Shares redeemed	(663,417)	(15,195,329)	(705,870)	(15,796,260)

Net (decrease) in shares outstanding	(400,899)	$(9,101,695)	(34,014)	$(1,066,324)

	A Class
	Year Ended October 31,
	2024		2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	710,431	$16,121,464	574,753	$12,701,046
Reinvestment of dividends	90,779	2,058,860	311,738	6,353,229
Shares redeemed	(559,906)	(12,864,414)	(963,167)	(21,926,330)

Net increase (decrease) in shares outstanding	241,304	$5,315,910	(76,676)	$(2,872,055)

	C Class
	Year Ended October 31,
	2024		2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	46,412	$982,693	55,288	$1,159,689
Reinvestment of dividends	15,624	328,099	74,042	1,401,614
Shares redeemed	(168,635)	(3,566,437)	(136,832)	(2,733,032)

Net (decrease) in shares outstanding	(106,599)	$(2,255,645)	(7,502)	$(171,729)

37

American Beacon Small Cap Value FundSM

Notes to Financial Statements

October 31, 2024

	R6 Class
	Year Ended October 31,
	2024		2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Shares sold	17,294,968	$435,054,280	28,669,350	$681,681,472
Reinvestment of dividends	3,373,782	83,636,053	9,907,253	219,742,881
Shares redeemed	(20,510,694)	(514,133,955)	(22,261,110)	(516,295,668)

Net increase in shares outstanding	158,056	$4,556,378	16,315,493	$385,128,685

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

38

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Year Ended October 31,
	2024	2023	2022B	2021	2020

Net asset value, beginning of period	$21.84	$26.85	$31.19	$19.76	$23.13

Income (loss) from investment operations:
Net investment income	0.35	0.31	0.31	0.25	0.26
Net gains (losses) on investments (both realized and unrealized)	5.69	(1.35)	(1.25)	11.40	(3.18)

Total income (loss) from investment operations	6.04	(1.04)	(0.94)	11.65	(2.92)

Less distributions:
Dividends from net investment income	(0.38)	(0.40)	(0.24)	(0.22)	(0.29)
Distributions from net realized gains	(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(1.23)	(3.97)	(3.40)	(0.22)	(0.45)

Net asset value, end of period	$26.65	$21.84	$26.85	$31.19	$19.76

Total returnC	28.05%	(4.09)%	(3.49)%	59.26%	(13.00)%

Ratios and supplemental data:
Net assets, end of period	$1,914,739,045	$1,851,818,875	$2,233,390,067	$3,380,005,813	$2,799,722,660
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.79%	0.79%	0.79%	0.81%	0.82%
Expenses, net of reimbursements and/or recoupments	0.79%	0.79%	0.79%	0.81%	0.82%
Net investment income, before expense reimbursements and/or recoupments	1.26%	1.23%	0.84%	0.65%	1.04%
Net investment income, net of reimbursements and/or recoupments	1.26%	1.23%	0.84%	0.65%	1.04%
Portfolio turnover rate	52%	52%	72%	48%	61%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

39

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Year Ended October 31,
	2024	2023	2022A	2021	2020

Net asset value, beginning of period	$21.36	$26.36	$30.68	$19.44	$22.76

Income (loss) from investment operations:
Net investment income	0.29	0.30	0.22	0.16	0.22
Net gains (losses) on investments (both realized and unrealized)	5.60	(1.34)	(1.16)	11.28	(3.11)

Total income (loss) from investment operations	5.89	(1.04)	(0.94)	11.44	(2.89)

Less distributions:
Dividends from net investment income	(0.36)	(0.39)	(0.22)	(0.20)	(0.27)
Distributions from net realized gains	(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(1.21)	(3.96)	(3.38)	(0.20)	(0.43)

Net asset value, end of period	$26.04	$21.36	$26.36	$30.68	$19.44

Total returnB	27.97%	(4.19)%	(3.55)%	59.15%	(13.06)%

Ratios and supplemental data:
Net assets, end of period	$421,344,447	$355,150,002	$427,638,978	$255,837,301	$170,726,299
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.86%	0.86%	0.86%	0.89%	0.89%
Expenses, net of reimbursements and/or recoupments	0.86%	0.86%	0.86%	0.89%	0.89%
Net investment income, before expense reimbursements and/or recoupments	1.18%	1.15%	0.79%	0.56%	0.96%
Net investment income, net of reimbursements and/or recoupments	1.18%	1.15%	0.79%	0.56%	0.96%
Portfolio turnover rate	52%	52%	72%	48%	61%

A

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

40

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Year Ended October 31,
	2024	2023	2022A	2021	2020

Net asset value, beginning of period	$20.57	$25.51	$29.78	$18.88	$22.12

Income (loss) from investment operations:
Net investment income	0.30	0.18	0.19	0.20	0.21
Net gains (losses) on investments (both realized and unrealized)	5.30	(1.24)	(1.17)	10.85	(3.08)

Total income (loss) from investment operations	5.60	(1.06)	(0.98)	11.05	(2.87)

Less distributions:
Dividends from net investment income	(0.29)	(0.31)	(0.13)	(0.15)	(0.21)
Distributions from net realized gains	(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(1.14)	(3.88)	(3.29)	(0.15)	(0.37)

Net asset value, end of period	$25.03	$20.57	$25.51	$29.78	$18.88

Total returnB	27.60%	(4.41)%	(3.81)%	58.74%	(13.30)%

Ratios and supplemental data:
Net assets, end of period	$251,989,854	$252,350,988	$284,880,016	$367,726,622	$302,626,954
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.14%	1.13%	1.12%	1.15%	1.15%
Expenses, net of reimbursements and/or recoupments	1.14%	1.13%	1.12%	1.15%	1.15%
Net investment income, before expense reimbursements and/or recoupments	0.90%	0.89%	0.50%	0.32%	0.70%
Net investment income, net of reimbursements and/or recoupments	0.90%	0.89%	0.50%	0.32%	0.70%
Portfolio turnover rate	52%	52%	72%	48%	61%

A

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

41

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Advisor Class
	Year Ended October 31,
	2024	2023	2022A	2021	2020

Net asset value, beginning of period	$20.21	$25.13	$29.34	$18.60	$21.79

Income (loss) from investment operations:
Net investment income	0.17	0.18	0.06	0.17	0.15
Net gains (losses) on investments (both realized and unrealized)	5.29	(1.25)	(1.07)	10.69	(3.01)

Total income (loss) from investment operations	5.46	(1.07)	(1.01)	10.86	(2.86)

Less distributions:
Dividends from net investment income	(0.25)	(0.28)	(0.04)	(0.12)	(0.17)
Distributions from net realized gains	(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(1.10)	(3.85)	(3.20)	(0.12)	(0.33)

Net asset value, end of period	$24.57	$20.21	$25.13	$29.34	$18.60

Total returnB	27.40%	(4.57)%	(3.96)%	58.56%	(13.40)%

Ratios and supplemental data:
Net assets, end of period	$21,248,218	$25,580,739	$32,662,818	$32,801,309	$42,987,242
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29%	1.28%	1.28%	1.29%	1.25%
Expenses, net of reimbursements and/or recoupments	1.29%	1.28%	1.28%	1.29%	1.25%
Net investment income, before expense reimbursements and/or recoupments	0.77%	0.75%	0.36%	0.20%	0.60%
Net investment income, net of reimbursements and/or recoupments	0.77%	0.75%	0.36%	0.20%	0.60%
Portfolio turnover rate	52%	52%	72%	48%	61%

A

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

42

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Year Ended October 31,
	2024	2023	2022A	2021	2020

Net asset value, beginning of period	$19.98	$24.87	$29.12	$18.47	$21.64

Income (loss) from investment operations:
Net investment income	0.23	0.21	0.10	0.06	0.12
Net gains (losses) on investments (both realized and unrealized)	5.19	(1.26)	(1.07)	10.72	(2.95)

Total income (loss) from investment operations	5.42	(1.05)	(0.97)	10.78	(2.83)

Less distributions:
Dividends from net investment income	(0.28)	(0.27)	(0.12)	(0.13)	(0.18)
Distributions from net realized gains	(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(1.13)	(3.84)	(3.28)	(0.13)	(0.34)

Net asset value, end of period	$24.27	$19.98	$24.87	$29.12	$18.47

Total returnB	27.50%	(4.50)%	(3.88)%	58.57%	(13.38)%

Ratios and supplemental data:
Net assets, end of period	$51,343,675	$37,440,788	$48,515,547	$63,024,594	$46,067,043
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.21%	1.21%	1.21%	1.24%	1.26%
Expenses, net of reimbursements and/or recoupments	1.21%	1.21%	1.21%	1.24%	1.26%
Net investment income, before expense reimbursements and/or recoupments	0.82%	0.81%	0.42%	0.21%	0.59%
Net investment income, net of reimbursements and/or recoupments	0.82%	0.81%	0.42%	0.21%	0.59%
Portfolio turnover rate	52%	52%	72%	48%	61%

A

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

43

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Year Ended October 31,
	2024		2023	2022A	2021	2020

Net asset value, beginning of period	$18.44		$23.27	$27.51	$17.47	$20.51

Income (loss) from investment operations:
Net investment income (loss)	0.02	B	0.02	(0.14)	(0.22)	(0.17)
Net gains (losses) on investments (both realized and unrealized)	4.82		(1.14)	(0.94)	10.26	(2.66)

Total income (loss) from investment operations	4.84		(1.12)	(1.08)	10.04	(2.83)

Less distributions:
Dividends from net investment income	(0.10)		(0.14)	-	-	(0.05)
Distributions from net realized gains	(0.85)		(3.57)	(3.16)	-	(0.16)

Total distributions	(0.95)		(3.71)	(3.16)	-	(0.21)

Net asset value, end of period	$22.33		$18.44	$23.27	$27.51	$17.47

Total returnC	26.56%		(5.23)%	(4.54)%	57.47%	(14.00)%

Ratios and supplemental data:
Net assets, end of period	$5,955,619		$6,883,174	$8,859,738	$11,261,210	$8,057,935
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.95%		1.93%	1.93%	1.95%	1.96%
Expenses, net of reimbursements and/or recoupments	1.95%		1.93%	1.93%	1.95%	1.96%
Net investment income (loss), before expense reimbursements and/or recoupments	0.12%		0.09%	(0.29)%	(0.50)%	(0.10)%
Net investment income (loss), net of reimbursements and/or recoupments	0.12%		0.09%	(0.29)%	(0.50)%	(0.10)%
Portfolio turnover rate	52%		52%	72%	48%	61%

A

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

44

American Beacon Small Cap Value FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Year Ended October 31,
	2024	2023	2022A	2021	2020

Net asset value, beginning of period	$21.83	$26.85	$31.19	$19.75	$23.12

Income (loss) from investment operations:
Net investment income	0.32	0.36	0.25	0.19	0.22
Net gains (losses) on investments (both realized and unrealized)	5.72	(1.40)	(1.18)	11.48	(3.14)

Total income (loss) from investment operations	6.04	(1.04)	(0.93)	11.67	(2.92)

Less distributions:
Dividends from net investment income	(0.38)	(0.41)	(0.25)	(0.23)	(0.29)
Distributions from net realized gains	(0.85)	(3.57)	(3.16)	-	(0.16)

Total distributions	(1.23)	(3.98)	(3.41)	(0.23)	(0.45)

Net asset value, end of period	$26.64	$21.83	$26.85	$31.19	$19.75

Total returnB	28.10%	(4.09)%	(3.45)%	59.38%	(12.98)%

Ratios and supplemental data:
Net assets, end of period	$1,936,104,086	$1,583,343,034	$1,509,127,442	$1,830,192,124	$1,187,578,766
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.76%	0.76%	0.77%	0.79%	0.79%
Expenses, net of reimbursements and/or recoupments	0.76%	0.76%	0.77%	0.79%	0.79%
Net investment income, before expense reimbursements and/or recoupments	1.28%	1.25%	0.86%	0.66%	1.06%
Net investment income, net of reimbursements and/or recoupments	1.28%	1.25%	0.86%	0.66%	1.06%
Portfolio turnover rate	52%	52%	72%	48%	61%

A

On February 8. 2022, Foundry Partners, LLC and Hillcrest Asset Management, LLC, were terminated and ceased managing assets of the Fund. On March 10, 2022, DePrince, Race & Zollo, Inc., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes

45

American Beacon FundsSM

Federal Tax Information

October 31, 2024 (Unaudited)

Certain tax information regarding the Funds are required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended October 31, 2024. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ended December 31, 2024.

The Fund designated the following items with regard to distributions paid during the fiscal year ended October 31, 2024. All designations are based on financial information available as of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations there under.

Corporate Dividends-Received Deduction:

Small Cap Value	86.50%

Qualified Dividend Income:

Small Cap Value	97.36%

Long-Term Capital Gain Distributions:

Small Cap Value	$176,134,520

Short-Term Capital Gain Distributions:

Small Cap Value	$6,838,049

Shareholders will receive notification in January 2025 of the applicable tax information necessary to prepare their 2024 income tax returns.

46

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report, Semi-Annual Report and Financial Statement Reports, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Small Cap Value Fund are service marks of American Beacon Advisors, Inc.

AR 10/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Funds
Date: January 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm

Gregory J. Stumm
President
American Beacon Funds
Date: January 3, 2025

By	/s/ Sonia L. Bates

Sonia L. Bates
Chief Accounting Officer and Treasurer
American Beacon Funds
Date: January 3, 2025